Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1)%
765,000	SVC ABS LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $728,665)	$736,199

Corporate Bonds (36.4%)
	Airlines (0.4)%
744,341	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	742,725
182,142	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	182,381
843,880	American Airlines Pass-Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	797,357
756,155	British Airways Pass-Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	720,676
848,231	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	852,261
		3,295,400
	Communication Services (3.3%)
1,160,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,123,448
360,000	Bell Telephone Co. of Canada or Bell Canada‡
	7.000%, 09/15/55
	5 yr. CMT + 2.36%	365,861
856,000	Cincinnati Bell Telephone Co. LLC
	6.300%, 12/01/28	839,659
	Clear Channel Outdoor Holdings, Inc.*
522,000	7.500%, 03/15/33	520,857
475,000	7.875%, 04/01/30	489,264
425,000	9.000%, 09/15/28^	445,443
1,345,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,367,260
	CSC Holdings LLC*
1,590,000	4.500%, 11/15/31	1,061,738
1,550,000	4.625%, 12/01/30	726,810
852,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	847,587
1,475,000	Frontier California, Inc.
	6.750%, 05/15/27	1,503,394
239,000	Frontier Communications Holdings LLC*
	8.750%, 05/15/30	250,737
1,519,000	Frontier Florida LLC
	6.860%, 02/01/28	1,585,988
1,445,000	Frontier North, Inc.
	6.730%, 02/15/28	1,491,197
835,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.*
	3.500%, 03/01/29	784,700
	Gray Media, Inc.*
475,000	7.250%, 08/15/33	472,787
475,000	5.375%, 11/15/31^	351,229
955,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	884,196
	iHeartCommunications, Inc.*
476,000	10.875%, 05/01/30	238,562
315,950	7.750%, 08/15/30	247,623
615,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	472,517
	Lumen Technologies, Inc.
720,000	7.600%, 09/15/39^	616,514
712,875	10.000%, 10/15/32*	725,336
930,000	Paramount Global
	4.900%, 08/15/44	733,156
336,000	Qwest Corp.
	7.250%, 09/15/25	336,349
	Rogers Communications, Inc.‡
830,000	7.125%, 04/15/55^
	5 yr. CMT + 2.62%	847,314
595,000	7.000%, 04/15/55
	5 yr. CMT + 2.65%	609,441
	Scripps Escrow II, Inc.*
477,000	3.875%, 01/15/29^	424,005
239,000	5.375%, 01/15/31	176,480
330,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	330,000
480,000	Sinclair Television Group, Inc.*
	8.125%, 02/15/33	491,117
	Sirius XM Radio LLC*
1,189,000	3.875%, 09/01/31^	1,049,578
770,000	5.500%, 07/01/29	761,014
475,000	3.125%, 09/01/26	464,778
473,000	Telesat Canada/Telesat LLC*
	4.875%, 06/01/27	294,589
485,000	TELUS Corp.‡
	6.625%, 10/15/55
	5 yr. CMT + 2.77%	491,470
	Time Warner Cable LLC
715,000	6.550%, 05/01/37	736,150
385,000	7.300%, 07/01/38	416,019
378,000	U.S. Cellular Corp.
	6.700%, 12/15/33	399,735
	Univision Communications, Inc.*
489,000	8.000%, 08/15/28	502,760
480,000	8.500%, 07/31/31	488,126
		26,964,788
	Consumer Discretionary (7.6%)
1,430,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,481,580
	Adient Global Holdings Ltd.*
1,255,000	8.250%, 04/15/31^	1,312,705
475,000	7.500%, 02/15/33	484,757
	Advance Auto Parts, Inc.*
422,000	7.000%, 08/01/30	424,439
237,000	7.375%, 08/01/33	238,244
1,500,000	Aptiv Swiss Holdings Ltd.‡
	6.875%, 12/15/54
	5 yr. CMT + 3.39%	1,512,960
	Ashton Woods USA LLC/Ashton Woods Finance Co.*
837,000	4.625%, 08/01/29	796,724
475,000	6.875%, 08/01/33	474,820
	Bath & Body Works, Inc.
1,264,000	6.694%, 01/15/27	1,296,788

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
720,000	6.875%, 11/01/35	$742,003
180,000	6.625%, 10/01/30*	184,495
600,000	Beach Acquisition Bidco LLC*
	10.000%, 07/15/33	626,238
	Caesars Entertainment, Inc.*
817,000	6.000%, 10/15/32^	789,385
604,000	4.625%, 10/15/29^	571,438
180,000	7.000%, 02/15/30	185,846
	Carnival Corp.*µ
481,000	4.000%, 08/01/28	467,537
60,000	7.000%, 08/15/29	63,113
	CCO Holdings LLC/CCO Holdings Capital Corp.*
2,090,000	4.750%, 03/01/30	1,986,315
1,905,000	5.125%, 05/01/27	1,890,484
1,685,000	4.500%, 08/15/30	1,578,171
1,100,000	6.375%, 09/01/29	1,110,681
951,000	4.250%, 02/01/31	868,415
565,000	5.000%, 02/01/28	555,028
478,000	4.750%, 02/01/32^	441,801
	Churchill Downs, Inc.*
478,000	6.750%, 05/01/31	488,760
478,000	5.750%, 04/01/30	477,460
	Dana, Inc.
960,000	4.500%, 02/15/32^	937,296
790,000	4.250%, 09/01/30	777,866
	DISH DBS Corp.
470,000	5.125%, 06/01/29	344,989
356,000	7.375%, 07/01/28	273,728
946,000	DISH Network Corp.*
	11.750%, 11/15/27	986,016
1,365,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,349,084
400,000	Flutter Treasury DAC*
	5.875%, 06/04/31	403,232
1,000,000	Ford Motor Co.^
	6.100%, 08/19/32	1,001,510
	Ford Motor Credit Co. LLC
1,525,000	4.000%, 11/13/30	1,402,131
1,245,000	7.200%, 06/10/30	1,309,379
1,150,000	5.113%, 05/03/29	1,125,033
490,000	General Motors Co.
	5.200%, 04/01/45	426,114
	goeasy Ltd.*
1,700,000	9.250%, 12/01/28	1,800,147
859,000	7.625%, 07/01/29	885,388
	Goodyear Tire & Rubber Co.
1,435,000	5.625%, 04/30/33^	1,348,010
515,000	5.250%, 07/15/31	489,817
	Group 1 Automotive, Inc.*
600,000	6.375%, 01/15/30	612,990
407,000	4.000%, 08/15/28	392,783
190,656	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	191,552
1,322,000	Kohl's Corp.
	5.550%, 07/17/45	744,537
965,000	Liberty Interactive LLC
	8.250%, 02/01/30	133,402
950,000	Life Time, Inc.*
	6.000%, 11/15/31	957,951
480,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	500,688
360,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	375,520
616,000	Lindblad Expeditions LLC*
	6.750%, 02/15/27	617,984
635,000	M/I Homes, Inc.
	3.950%, 02/15/30	592,398
	Macy's Retail Holdings LLC
1,205,000	4.300%, 02/15/43	797,710
765,000	6.700%, 07/15/34*	659,774
1,860,000	MGM Resorts International^
	6.500%, 04/15/32	1,891,322
1,219,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,175,494
	Newell Brands, Inc.
475,000	8.500%, 06/01/28*	498,760
475,000	6.625%, 05/15/32^	454,884
500,000	Nordstrom, Inc.
	5.000%, 01/15/44	339,345
	Patrick Industries, Inc.*
849,000	4.750%, 05/01/29	824,107
475,000	6.375%, 11/01/32	475,276
1,105,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	1,024,722
1,340,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	810,298
470,000	QVC, Inc.
	5.450%, 08/15/34	206,631
480,000	Raising Cane's Restaurants LLC*
	9.375%, 05/01/29	507,398
	Rite Aid Corp.
1,591,000	0.000%, 11/15/26*@	2
311,198	15.000%, 08/30/31@	1,556
289,250	0.000%, 10/18/25*	—
226,639	15.000%, 08/30/31@!!	1,133
104,539	0.000%, 08/30/31*@!!	7,840
98,500	0.000%, 08/30/34	—
950,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	960,155
	Royal Caribbean Cruises Ltd.*
119,000	6.250%, 03/15/32	122,134
119,000	5.625%, 09/30/31	119,932
875,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed*
	4.625%, 03/01/29	828,949
1,445,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	1,472,990
750,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.^
	5.250%, 07/15/29	729,788
610,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	587,357
698,000	Speedway Motorsports LLC/Speedway Funding II, Inc.*
	4.875%, 11/01/27	691,208
705,000	Staples, Inc.*
	10.750%, 09/01/29	661,184
1,005,000	Station Casinos LLC*
	4.500%, 02/15/28	982,789
950,000	STL Holding Co. LLC*
	8.750%, 02/15/29	988,969

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
475,000	Under Armour, Inc.*
	7.250%, 07/15/30	$486,600
240,000	Viking Cruises Ltd.*
	9.125%, 07/15/31	258,331
475,000	Voyager Parent LLC*
	9.250%, 07/01/32	502,954
950,000	Whirlpool Corp.
	6.500%, 06/15/33	937,213
950,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	921,415
		61,957,952
	Consumer Staples (2.0%)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
1,600,000	4.625%, 01/15/27	1,589,376
720,000	5.875%, 02/15/28	720,634
950,000	Amneal Pharmaceuticals LLC*
	6.875%, 08/01/32	964,734
475,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.*^
	8.375%, 06/15/32	490,181
	Brink's Co.*
475,000	6.750%, 06/15/32	489,744
470,000	6.500%, 06/15/29	481,651
1,099,000	Central Garden & Pet Co.*
	4.125%, 04/30/31	1,019,158
1,092,000	Edgewell Personal Care Co.*
	4.125%, 04/01/29	1,034,288
	Energizer Holdings, Inc.*
1,331,000	4.375%, 03/31/29	1,263,372
240,000	6.500%, 12/31/27^	243,600
269,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	5.750%, 04/01/33	275,938
	MPH Acquisition Holdings LLC*
813,834	6.750%, 03/31/31
	0.75% PIK Rate	632,406
395,909	5.750%, 12/31/30	326,154
621,000	New Albertsons LP
	7.750%, 06/15/26	633,811
400,000	Opal Bidco SAS*
	6.500%, 03/31/32	404,928
	Performance Food Group, Inc.*
957,000	4.250%, 08/01/29	921,093
237,000	6.125%, 09/15/32	241,093
700,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	669,347
	Post Holdings, Inc.*
950,000	6.250%, 02/15/32	968,762
712,000	6.375%, 03/01/33	714,001
909,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	832,689
710,000	RR Donnelley & Sons Co.*
	9.500%, 08/01/29	726,309
815,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	812,824
		16,456,093
	Energy (4.9%)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.*
950,000	6.625%, 10/15/32	967,024
238,000	6.625%, 07/15/33	241,575
	Buckeye Partners LP
710,000	6.750%, 02/01/30*	736,320
500,000	5.850%, 11/15/43	445,750
356,000	6.875%, 07/01/29*	366,627
	Civitas Resources, Inc.*
938,000	8.750%, 07/01/31^	950,025
473,000	9.625%, 06/15/33	486,651
720,000	Continental Resources, Inc.
	4.900%, 06/01/44	566,057
742,000	DT Midstream, Inc.*µ
	4.125%, 06/15/29	715,325
	Enbridge, Inc.‡
724,000	7.375%, 03/15/55^
	5 yr. CMT + 3.12%	755,465
485,000	7.200%, 06/27/54
	5 yr. CMT + 2.97%	501,063
1,190,000	Encino Acquisition Partners Holdings LLC*
	8.750%, 05/01/31	1,316,366
	Energy Transfer LP‡
915,000	7.575%, 11/01/66^
	3 mo. USD Term SOFR + 3.28%	913,152
700,000	6.500%, 11/15/26
	5 yr. CMT + 5.69%	704,067
475,000	7.125%, 10/01/54^
	5 yr. CMT + 2.83%	487,474
	Genesis Energy LP/Genesis Energy Finance Corp.
719,000	8.875%, 04/15/30	760,990
475,000	8.000%, 05/15/33	492,850
1,325,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	1,348,890
950,000	Howard Midstream Energy Partners LLC*
	7.375%, 07/15/32	983,145
950,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	960,725
960,000	Matador Resources Co.*
	6.500%, 04/15/32	963,014
360,000	Nabors Industries Ltd.*^
	7.500%, 01/15/28	332,683
1,019,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	1,010,145
715,000	New Fortress Energy, Inc.*^
	6.500%, 09/30/26	250,557
1,006,000	Oceaneering International, Inc.
	6.000%, 02/01/28	1,013,243
600,000	ONEOK, Inc.*
	6.500%, 09/01/30	640,596
1,425,000	Parkland Corp.*
	6.625%, 08/15/32	1,455,694
	Permian Resources Operating LLC*
903,000	7.000%, 01/15/32	933,928
237,000	6.250%, 02/01/33	238,448
960,000	Plains All American Pipeline LP‡
	8.698%, 08/30/25
	3 mo. USD Term SOFR + 4.37%	963,178
960,000	South Bow Canadian Infrastructure Holdings Ltd.*‡
	7.625%, 03/01/55
	5 yr. CMT + 3.95%	992,314
1,306,000	Summit Midstream Holdings LLC*
	8.625%, 10/31/29	1,330,265

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
475,000	Sunoco LP*
	6.250%, 07/01/33	$481,451
1,580,000	TGNR Intermediate Holdings LLC*
	5.500%, 10/15/29	1,540,832
	Transocean, Inc.*
1,304,800	8.750%, 02/15/30	1,353,704
950,000	8.250%, 05/15/29	898,339
	Venture Global Calcasieu Pass LLC*
240,000	4.125%, 08/15/31	221,784
240,000	3.875%, 08/15/29	226,678
	Venture Global LNG, Inc.*
2,125,000	9.000%, 09/30/29‡
	5 yr. CMT + 5.44%	2,126,849
1,195,000	8.375%, 06/01/31	1,235,905
715,000	8.125%, 06/01/28	740,618
499,000	7.000%, 01/15/30^	506,510
480,000	9.875%, 02/01/32	518,261
480,000	9.500%, 02/01/29	523,613
	Venture Global Plaquemines LNG LLC*
950,000	6.500%, 01/15/34	977,540
119,000	6.750%, 01/15/36	122,451
950,000	Vital Energy, Inc.
	9.750%, 10/15/30	893,275
1,000,000	VOC Escrow Ltd.*
	5.000%, 02/15/28	991,660
1,002,000	Weatherford International Ltd.*
	8.625%, 04/30/30	1,030,637
833,000	Wildfire Intermediate Holdings LLC*
	7.500%, 10/15/29	830,384
		40,044,097
	Financials (6.0%)
818,000	Acrisure LLC/Acrisure Finance, Inc.*
	8.250%, 02/01/29	846,213
900,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust‡^
	6.950%, 03/10/55
	5 yr. CMT + 2.72%	940,338
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer*
950,000	7.375%, 10/01/32^	977,360
950,000	6.500%, 10/01/31	965,324
	Ally Financial, Inc.‡
1,327,000	4.700%, 05/15/26
	5 yr. CMT + 3.87%	1,294,794
445,000	4.700%, 05/15/28
	7 yr. CMT + 3.48%	406,628
983,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	955,486
475,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.*
	7.500%, 07/15/33	477,209
980,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	978,491
950,000	Azorra Finance Ltd.*
	7.250%, 01/15/31	970,644
950,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	981,303
950,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	1,006,420
1,000,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	1,057,950
475,000	Brandywine Operating Partnership LP
	8.875%, 04/12/29	510,782
713,000	Bread Financial Holdings, Inc.*‡
	8.375%, 06/15/35
	5 yr. CMT + 4.30%	737,563
1,676,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,665,944
742,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC*
	4.500%, 04/01/27	721,981
1,000,000	Burford Capital Global Finance LLC*
	6.875%, 04/15/30	998,740
935,000	Corebridge Financial, Inc.‡
	6.375%, 09/15/54
	5 yr. CMT + 2.65%	935,215
	Credit Acceptance Corp.*
635,000	9.250%, 12/15/28	672,103
422,000	6.625%, 03/15/30	427,499
960,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	1,030,387
475,000	Enstar Group Ltd.*‡^
	7.500%, 04/01/45
	5 yr. CMT + 3.19%	490,632
	GGAM Finance Ltd.*
1,075,000	8.000%, 02/15/27	1,108,045
475,000	5.875%, 03/15/30	477,489
535,000	HAT Holdings I LLC/HAT Holdings II LLC*µ
	8.000%, 06/15/27	555,089
	HUB International Ltd.*
1,430,000	5.625%, 12/01/29	1,421,677
715,000	7.375%, 01/31/32	744,994
1,515,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	1,508,273
	Jefferies Finance LLC/JFIN Co-Issuer Corp.*
1,185,000	5.000%, 08/15/28	1,143,999
945,000	6.625%, 10/15/31	941,834
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.*
594,000	7.000%, 07/15/31	622,405
591,000	4.750%, 06/15/29	574,393
	Level 3 Financing, Inc.*
736,340	10.000%, 10/15/32	742,893
500,000	3.875%, 10/15/30	433,665
955,000	Macquarie Airfinance Holdings Ltd.*
	8.125%, 03/30/29	997,192
1,405,000	MetLife, Inc.
	6.400%, 12/15/66	1,464,136
475,000	Newmark Group, Inc.
	7.500%, 01/12/29	504,716
	OneMain Finance Corp.
660,000	3.875%, 09/15/28	629,864
475,000	7.500%, 05/15/31^	495,458

See accompanying Notes to Schedule of Investments

4

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
905,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer*
	7.000%, 02/01/30	$927,978
1,190,000	Provident Funding Associates LP/PFG Finance Corp.*
	9.750%, 09/15/29	1,247,334
950,000	RHP Hotel Properties LP/RHP Finance Corp.*
	6.500%, 04/01/32	971,584
	Rocket Cos., Inc.*
712,000	6.375%, 08/01/33	726,788
475,000	6.125%, 08/01/30	482,215
928,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*
	3.875%, 03/01/31	856,516
705,000	Saks Global Enterprises LLC*
	11.000%, 12/15/29	167,000
725,000	Service Properties Trust
	8.375%, 06/15/29	753,601
	Starwood Property Trust, Inc.*
950,000	6.000%, 04/15/30	960,089
475,000	6.500%, 07/01/30	489,022
236,000	Stonex Escrow Issuer LLC*
	6.875%, 07/15/32	240,536
1,190,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,253,403
950,000	TrueNoord Capital DAC*
	8.750%, 03/01/30	985,255
	United Wholesale Mortgage LLC*
1,123,000	5.500%, 04/15/29	1,099,473
480,000	5.750%, 06/15/27	480,514
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC*
469,000	10.500%, 02/15/28	496,043
465,000	6.500%, 02/15/29^	452,771
475,000	VFH Parent LLC/Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	494,627
950,000	XHR LP*
	6.625%, 05/15/30	966,388
		48,466,265
	Health Care (2.4%)
475,000	Acadia Healthcare Co., Inc.*^
	7.375%, 03/15/33	489,630
	CHS/Community Health Systems, Inc.*
1,917,000	6.125%, 04/01/30^	1,359,824
713,000	10.875%, 01/15/32	748,351
538,000	6.875%, 04/15/29^	422,357
120,000	5.250%, 05/15/30	105,140
	DaVita, Inc.*
1,139,000	3.750%, 02/15/31	1,034,007
1,061,000	4.625%, 06/01/30	1,013,457
925,000	6.875%, 09/01/32	952,130
	Embecta Corp.*
717,000	5.000%, 02/15/30^	650,620
240,000	6.750%, 02/15/30	231,286
	Encompass Health Corp.
470,000	4.750%, 02/01/30	459,613
470,000	4.500%, 02/01/28	463,274
1,010,000	HCA, Inc.
	7.500%, 11/06/33	1,145,391
534,000	IQVIA, Inc.*
	6.250%, 06/01/32	547,991
300,000	Jazz Securities DAC*
	4.375%, 01/15/29	290,433
	Medline Borrower LP*
1,215,000	3.875%, 04/01/29	1,159,207
1,208,000	5.250%, 10/01/29	1,185,640
120,000	Medline Borrower LP/Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	122,658
	Organon & Co./Organon Foreign Debt Co-Issuer BV*
1,760,000	5.125%, 04/30/31^	1,523,421
450,000	4.125%, 04/30/28	426,429
	Tenet Healthcare Corp.
2,250,000	6.250%, 02/01/27	2,253,352
1,315,000	6.875%, 11/15/31	1,402,092
1,215,000	Teva Pharmaceutical Finance Netherlands III BV^
	5.125%, 05/09/29	1,215,680
		19,201,983
	Industrials (3.8%)
950,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	975,707
1,100,000	ACCO Brands Corp.*
	4.250%, 03/15/29	975,051
965,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 yr. CMT + 3.15%	944,619
	Arcosa, Inc.*
538,000	4.375%, 04/15/29	519,202
475,000	6.875%, 08/15/32	491,440
2,630,843	ARD Finance SA*
	6.500%, 06/30/27
	7.250% PIK rate	196,498
	Bombardier, Inc.*
480,000	8.750%, 11/15/30	517,349
355,000	7.000%, 06/01/32^	367,926
300,000	7.250%, 07/01/31^	313,398
237,000	6.750%, 06/15/33	244,902
50,000	7.875%, 04/15/27	50,210
956,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	918,840
1,485,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	1,483,723
239,000	Delta Air Lines, Inc./SkyMiles IP Ltd.*µ
	4.750%, 10/20/28	239,337
	Deluxe Corp.*
1,265,000	8.000%, 06/01/29	1,215,513
235,000	8.125%, 09/15/29	241,745
	EnerSys*
500,000	6.625%, 01/15/32	514,180
475,000	4.375%, 12/15/27	466,977
	EquipmentShare.com, Inc.*
359,000	8.000%, 03/15/33	375,331
355,000	8.625%, 05/15/32	378,110
955,000	Graham Packaging Co., Inc.*
	7.125%, 08/15/28	953,510
	Graphic Packaging International LLC*
625,000	4.750%, 07/15/27	615,987
446,000	3.500%, 03/01/29	419,588

See accompanying Notes to Schedule of Investments

5

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,054,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	$1,000,204
	Herc Holdings, Inc.*
1,250,000	5.500%, 07/15/27	1,246,375
475,000	7.250%, 06/15/33	492,451
475,000	7.000%, 06/15/30	490,979
475,000	6.625%, 06/15/29^	486,666
	JELD-WEN, Inc.*
712,000	7.000%, 09/01/32	535,595
260,000	4.875%, 12/15/27^	246,787
1,575,000	Ken Garff Automotive LLC*
	4.875%, 09/15/28	1,534,979
588,000	Moog, Inc.*
	4.250%, 12/15/27	575,346
940,000	Novelis Corp.*
	4.750%, 01/30/30	901,545
950,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	975,441
	Sealed Air Corp.*
239,000	5.000%, 04/15/29	235,699
235,000	6.500%, 07/15/32^	242,414
	Sealed Air Corp./Sealed Air Corp. U.S.*
743,000	6.125%, 02/01/28^	750,631
240,000	7.250%, 02/15/31	249,626
450,000	Sensata Technologies BV*
	4.000%, 04/15/29	428,238
479,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	437,016
	Standard Building Solutions, Inc.*
475,000	6.250%, 08/01/33	479,783
235,000	6.500%, 08/15/32	240,144
451,000	Standard Industries, Inc.*
	5.000%, 02/15/27	451,171
	TransDigm, Inc.*
1,035,000	6.875%, 12/15/30	1,073,585
710,000	6.750%, 08/15/28	724,953
360,000	7.125%, 12/01/31	375,206
235,000	6.625%, 03/01/32	241,895
246,441	United Airlines Pass-Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	239,023
529,000	Wabash National Corp.*
	4.500%, 10/15/28	474,286
952,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	988,871
	Williams Scotsman, Inc.*
565,000	4.625%, 08/15/28	556,101
480,000	7.375%, 10/01/31	501,394
355,000	6.625%, 06/15/29	364,478
		30,960,025
	Information Technology (1.6%)
475,000	CACI International, Inc.*
	6.375%, 06/15/33	486,794
557,000	Coherent Corp.*
	5.000%, 12/15/29	545,498
430,000	Dell International LLC/EMC Corp.µ
	6.020%, 06/15/26	433,732
478,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	489,310
	Fair Isaac Corp.*
480,000	4.000%, 06/15/28	464,122
356,000	6.000%, 05/15/33	358,417
1,050,000	KBR, Inc.*
	4.750%, 09/30/28	1,013,754
	NCL Corp. Ltd.*
477,000	8.125%, 01/15/29	501,890
475,000	6.750%, 02/01/32	488,215
723,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	698,338
475,000	Open Text Corp.*
	6.900%, 12/01/27	490,632
359,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	327,211
840,000	Playtika Holding Corp.*
	4.250%, 03/15/29	770,708
1,350,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,286,739
	Twilio, Inc.
680,000	3.625%, 03/15/29	644,504
236,000	3.875%, 03/15/31	219,494
356,000	UKG, Inc.*
	6.875%, 02/01/31	366,121
1,435,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,331,020
950,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	974,292
1,100,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.*
	3.875%, 02/01/29	1,034,781
		12,925,572
	Materials (1.9%)
950,000	Avient Corp.*
	6.250%, 11/01/31	954,256
950,000	Capstone Copper Corp.*
	6.750%, 03/31/33	968,078
475,000	Celanese U.S. Holdings LLC
	6.879%, 07/15/32	491,991
950,000	Century Aluminum Co.*
	6.875%, 08/01/32	959,975
	Chemours Co.*
805,000	8.000%, 01/15/33	749,519
717,000	4.625%, 11/15/29^	608,382
1,765,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,665,754
710,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	693,187
375,000	Constellium SE*^
	6.375%, 08/15/32	380,258
1,460,000	FMC Corp.‡
	8.450%, 11/01/55
	5 yr. CMT + 4.37%	1,511,173
950,000	JW Aluminum Continuous Cast Co.*
	10.250%, 04/01/30	984,779
955,000	Knife River Corp.*
	7.750%, 05/01/31	1,003,151
	Mercer International, Inc.
1,020,000	5.125%, 02/01/29	822,620
483,000	12.875%, 10/01/28*	487,550
935,000	OCI NV*
	6.700%, 03/16/33	1,041,440
1,105,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,073,961
950,000	Terex Corp.*
	6.250%, 10/15/32	952,128

See accompanying Notes to Schedule of Investments

6

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
406,300	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC*
	7.625%, 05/03/29	$237,133
		15,585,335
	Other (1.3%)
1,305,000	1261229 BC Ltd.*
	10.000%, 04/15/32	1,329,508
950,000	Alumina Pty. Ltd.*
	6.375%, 09/15/32	964,231
368,715	Claritev Corp.*
	6.750%, 03/31/31
	0.75% PIK Rate	269,383
	EchoStar Corp.
1,462,615	10.750%, 11/30/29	1,543,249
1,012,724	6.750%, 11/30/30
	6.75% Cash or PIK	961,075
500,000	Gen Digital, Inc.*
	6.750%, 09/30/27	508,990
475,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC*
	8.250%, 04/15/30	492,475
950,000	New Gold, Inc.*
	6.875%, 04/01/32	975,888
510,000	Nissan Motor Acceptance Co. LLC*
	7.050%, 09/15/28	525,524
950,000	Olin Corp.*
	6.625%, 04/01/33	925,633
475,000	Reinsurance Group of America, Inc.‡
	6.650%, 09/15/55
	5 yr. CMT + 2.39%	475,622
950,000	Rfna LP*
	7.875%, 02/15/30	968,810
950,000	Stonepeak Nile Parent LLC*
	7.250%, 03/15/32	998,441
		10,938,829
	Real Estate (0.3%)
475,000	Forestar Group, Inc.*
	6.500%, 03/15/33	477,399
630,000	Global Net Lease, Inc.*^
	4.500%, 09/30/28	607,660
1,437,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
	3.750%, 12/15/27	1,373,441
		2,458,500
	Special Purpose Acquisition Companies (0.2%)
237,000	Clydesdale Acquisition Holdings, Inc.*
	6.750%, 04/15/32	242,783
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.*
955,000	6.750%, 01/15/30^	899,324
477,000	4.625%, 01/15/29	453,703
		1,595,810
	Utilities (0.7%)
	AES Corp.‡
361,000	6.950%, 07/15/55
	5 yr. CMT + 2.89%	348,755
157,000	7.600%, 01/15/55
	5 yr. CMT + 3.20%	159,196
475,000	Dominion Energy, Inc.‡
	6.625%, 05/15/55
	5 yr. CMT + 2.21%	487,388
950,000	Duke Energy Corp.‡^
	6.450%, 09/01/54
	5 yr. CMT + 2.59%	978,291
750,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 yr. CMT + 2.67%	778,380
710,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 yr. CMT + 2.56%	717,959
718,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 yr. CMT + 2.45%	746,935
350,000	PPL Capital Funding, Inc.‡
	7.222%, 03/30/67
	3 mo. USD Term SOFR + 2.93%	348,079
	Vistra Corp.*‡
450,000	7.000%, 12/15/26
	5 yr. CMT + 5.74%	454,797
250,000	8.000%, 10/15/26
	5 yr. CMT + 6.93%	255,353
		5,275,133
	Total Corporate Bonds
	(Cost $301,802,539)	296,125,782

Convertible Bonds (89.8%)
	Communication Services (13.4%)
4,250,000	AST SpaceMobile, Inc.*µ
	2.375%, 10/15/32	4,479,075
16,000,000	DoorDash, Inc.*µ
	0.000%, 05/15/30	17,395,840
9,000,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	11,729,430
15,500,000	Live Nation Entertainment, Inc.*µ
	2.875%, 01/15/30	16,692,725
4,250,000	MakeMyTrip Ltd.*
	0.000%, 07/01/30	4,381,580
5,250,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	4,747,103
16,250,000	Snap, Inc.µ
	0.500%, 05/01/30	14,258,887
	Uber Technologies, Inc.µ
14,500,000	0.875%, 12/01/28	19,817,440
13,750,000	0.000%, 05/15/28*	15,402,887
		108,904,967
	Consumer Discretionary (9.7%)
11,000,000	Alibaba Group Holding Ltd.
	0.500%, 06/01/31	14,623,730
4,250,000	Carnival Corp.
	5.750%, 12/01/27	9,835,052
11,500,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	10,480,065
4,250,000	Etsy, Inc.*µ
	1.000%, 06/15/30	4,287,740
3,500,000	Lucid Group, Inc.*
	5.000%, 04/01/30	3,531,045

See accompanying Notes to Schedule of Investments

7

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
10,250,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	$9,752,670
11,500,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	11,351,535
1,000,000	Royal Caribbean Cruises Ltd.
	6.000%, 08/15/25	6,411,970
2,875,000	Shake Shack, Inc.
	0.000%, 03/01/28	2,903,405
3,500,000	Wayfair, Inc.
	3.500%, 11/15/28	5,659,990
		78,837,202
	Consumer Staples (1.1%)
4,614,000	Enovis Corp.
	3.875%, 10/15/28	4,407,754
4,250,000	Oddity Finance LLC*^
	0.000%, 06/15/30	4,486,045
		8,893,799
	Energy (1.3%)
4,250,000	Kosmos Energy Ltd.
	3.125%, 03/15/30	3,035,945
4,890,000	Nabors Industries, Inc.
	1.750%, 06/15/29	2,947,937
4,250,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	4,434,407
	SunEdison, Inc.@
9,411,000	0.000%, 01/15/20*	32,939
898,000	0.000%, 10/01/18	3,143
		10,454,371
	Financials (2.2%)
4,250,000	Affirm Holdings, Inc.*µ
	0.750%, 12/15/29	4,494,078
6,250,000	Coinbase Global, Inc.^
	0.250%, 04/01/30	8,567,062
4,250,000	Upstart Holdings, Inc.*^
	1.000%, 11/15/30	5,085,508
		18,146,648
	Health Care (8.4%)
4,500,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	6,624,630
8,250,000	Alphatec Holdings, Inc.*
	0.750%, 03/15/30	8,153,887
5,750,000	Exact Sciences Corp.*µ
	2.000%, 03/01/30	5,543,862
4,250,000	Haemonetics Corp.µ
	2.500%, 06/01/29	4,246,175
8,000,000	Halozyme Therapeutics, Inc.
	0.250%, 03/01/27	8,281,360
4,500,000	Integer Holdings Corp.*^
	1.875%, 03/15/30	4,423,275
4,250,000	Ionis Pharmaceuticals, Inc.µ
	1.750%, 06/15/28	4,654,048
	Jazz Investments I Ltd.µ
6,200,000	2.000%, 06/15/26	6,367,214
3,750,000	3.125%, 09/15/30*	4,141,838
2,721,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	3,218,154
3,000,000	Merit Medical Systems, Inc.*^
	3.000%, 02/01/29	3,539,490
10,250,000	NeoGenomics, Inc.
	0.250%, 01/15/28	8,655,817
		67,849,750
	Industrials (3.6%)
7,750,000	AeroVironment, Inc.µ
	0.000%, 07/15/30	8,728,980
1,625,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	5,362,890
2,750,000	Bloom Energy Corp.
	3.000%, 06/01/28	5,782,755
3,500,000	Fluor Corp.
	1.125%, 08/15/29	4,929,925
4,000,000	Tetra Tech, Inc.
	2.250%, 08/15/28	4,562,280
		29,366,830
	Information Technology (40.0%)
4,125,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	5,068,305
4,500,000	Akamai Technologies, Inc.µ
	0.375%, 09/01/27	4,326,030
3,500,000	Alkami Technology, Inc.*
	1.500%, 03/15/30	3,576,335
1,375,000	Applied Digital Corp.*
	2.750%, 06/01/30	2,155,574
8,500,000	Bill Holdings, Inc.*µ
	0.000%, 04/01/30	7,182,500
10,445,000	Cloudflare, Inc.*µ
	0.000%, 06/15/30	11,629,776
	Core Scientific, Inc.*
8,750,000	0.000%, 06/15/31µ	8,839,425
2,500,000	3.000%, 09/01/29	3,651,225
16,500,000	CyberArk Software Ltd.*
	0.000%, 06/15/30	16,986,915
17,250,000	Datadog, Inc.*µ
	0.000%, 12/01/29	16,777,867
8,500,000	Guidewire Software, Inc.*^
	1.250%, 11/01/29	9,762,845
2,850,000	IREN Ltd.*
	3.500%, 12/15/29	4,063,986
3,750,000	Itron, Inc.^
	1.375%, 07/15/30	4,310,625
3,986,000	Life360, Inc.*
	0.000%, 06/01/30	4,711,970
7,500,000	Lumentum Holdings, Inc.µ
	1.500%, 12/15/29	12,893,775
8,000,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	8,365,920
	MicroStrategy, Inc.*
17,500,000	0.000%, 03/01/30µ	20,536,075
12,500,000	0.000%, 12/01/29	12,075,625
7,500,000	Mirion Technologies, Inc.*^
	0.250%, 06/01/30	8,875,050
15,750,000	MKS, Inc.µ
	1.250%, 06/01/30	15,386,962
11,000,000	Nutanix, Inc.*^
	0.500%, 12/15/29	12,431,980
17,250,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	16,401,300
	PAR Technology Corp.
2,500,000	1.500%, 10/15/27	2,716,625
2,000,000	1.000%, 01/15/30*	1,904,180
4,500,000	Parsons Corp.µ
	2.625%, 03/01/29	4,923,135

See accompanying Notes to Schedule of Investments

8

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
3,750,000	Q2 Holdings, Inc.
	0.750%, 06/01/26	$4,123,013
7,500,000	Rapid7, Inc.
	1.250%, 03/15/29	6,663,750
2,500,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	2,899,975
4,299,000	Rubrik, Inc.*µ^
	0.000%, 06/15/30	4,616,868
6,250,000	Seagate HDD Cayman
	3.500%, 06/01/28	12,125,250
14,750,000	Shift4 Payments, Inc.µ
	0.500%, 08/01/27	16,082,220
11,250,000	Snowflake, Inc.*µ
	0.000%, 10/01/29	17,503,987
6,500,000	Spotify USA, Inc.
	0.000%, 03/15/26	8,245,770
3,500,000	Super Micro Computer, Inc.*
	0.000%, 06/15/30	4,462,815
4,250,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	5,140,035
4,250,000	Varonis Systems, Inc.*
	1.000%, 09/15/29	4,532,413
5,250,000	Western Digital Corp.
	3.000%, 11/15/28	11,264,295
	Wolfspeed, Inc.@
8,750,000	1.875%, 12/01/29	2,696,138
5,338,000	0.250%, 02/15/28	1,601,667
3,750,000	Workiva, Inc.µ
	1.250%, 08/15/28	3,458,963
		324,971,164
	Materials (1.2%)
298,000	Centrus Energy Corp.*^
	2.250%, 11/01/30	710,772
3,000,000	MP Materials Corp.*
	3.000%, 03/01/30	8,792,370
		9,503,142
	Real Estate (2.0%)
8,250,000	Digital Realty Trust LP*^
	1.875%, 11/15/29	8,715,218
4,250,000	Welltower OP LLC*
	2.750%, 05/15/28	7,390,920
		16,106,138
	Utilities (6.9%)
8,750,000	CMS Energy Corp.
	3.375%, 05/01/28	9,596,037
7,500,000	Duke Energy Corp.
	4.125%, 04/15/26	8,037,375
5,250,000	NextEra Energy Capital Holdings, Inc.
	3.000%, 03/01/27	5,991,143
15,250,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	17,033,640
13,750,000	Southern Co.µ
	4.500%, 06/15/27	15,398,075
		56,056,270
	Total Convertible Bonds
	(Cost $701,744,440)	729,090,281

U.S. Government and Agency Security (0.1%)
580,000	Farm Credit Bank of Texas‡
	7.000%, 09/15/30
	5 yr. CMT + 3.01%	589,725

Bank Loans (7.6%) ¡
	Airlines (0.2%)
636,938	Air Canada‡
	6.353%, 03/21/31
	1 mo. USD Term SOFR + 2.00%	637,734
530,372	United Airlines, Inc.‡
	6.351%, 02/22/31
	1 mo. USD Term SOFR + 2.00%	533,090
		1,170,824
	Communication Services (0.6%)
395,345	Audacy Capital Corp.‡
	10.471%, 10/01/29
	1 mo. USD Term SOFR + 6.00%	326,654
44,133	Audacy Capital Corp.‡
	11.471%, 10/02/28
	1 mo. USD Term SOFR + 7.00%	44,022
480,107	Cincinnati Bell, Inc.‡
	7.106%, 11/22/28
	1 mo. USD Term SOFR + 2.75%	481,521
460,998	Clear Channel Outdoor Holdings, Inc.‡
	8.471%, 08/23/28
	1 mo. USD Term SOFR + 4.00%	460,957
846,228	CSC Holdings LLC‡
	9.000%, 04/15/27
	3 mo. U.S. (Fed) Prime Rate + 1.50%	834,770
365,962	DirecTV Financing LLC‡
	9.820%, 08/02/29
	3 mo. USD Term SOFR + 5.25%	363,621
218,339	DirecTV Financing LLC‡
	9.570%, 08/02/27
	3 mo. USD Term SOFR + 5.00%	219,240
19,324	Gray Television, Inc.‡
	9.579%, 06/04/29
	1 mo. USD Term SOFR + 5.25%	19,377
478,800	Sinclair Television Group, Inc.‡
	7.870%, 12/31/29
	3 mo. USD Term SOFR + 3.30%	447,199
970,000	Telesat Canada‡
	7.344%, 12/07/26
	3 mo. USD Term SOFR + 2.75%	619,069
1,181,672	TripAdvisor, Inc.‡
	7.106%, 07/08/31
	1 mo. USD Term SOFR + 2.75%	1,172,809
		4,989,239
	Consumer Discretionary (1.4%)
513,713	American Airlines, Inc.‡
	7.576%, 05/28/32
	3 mo. USD Term SOFR + 3.25%	517,886
605,660	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	1 mo. USD Term SOFR + 3.00%	606,042

See accompanying Notes to Schedule of Investments

9

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
338,340	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	$338,553
320,000	Beach Acquisition Bidco LLC!
	0.000%, 06/25/32	322,400
475,000	Boots Group Bidco Ltd.!
	0.000%, 07/16/32	475,299
562,328	Caesars Entertainment, Inc.‡
	6.606%, 02/06/30
	1 mo. USD Term SOFR + 2.25%	562,738
616,900	Chinos Intermediate Holdings A, Inc.‡
	10.308%, 09/26/31
	3 mo. USD Term SOFR + 6.00%	525,136
1,120,000	Clarios Global LP‡
	7.106%, 01/28/32
	1 mo. USD Term SOFR + 2.75%	1,121,630
485,000	Flutter Financing BV‡
	6.296%, 06/04/32
	3 mo. USD Term SOFR + 2.00%	485,808
945,250	Life Time Fitness, Inc.‡
	6.577%, 11/05/31
	1 mo. USD Term SOFR + 2.25%	948,421
1,111,692	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	1,115,583
425,700	Peloton Interactive, Inc.‡
	9.833%, 05/30/29
	3 mo. USD Term SOFR + 5.50%	433,522
2,053,552	PetSmart, Inc.‡
	8.206%, 02/11/28
	1 mo. USD Term SOFR + 3.75%	2,052,269
938,125	Station Casinos LLC‡
	6.356%, 03/14/31
	1 mo. USD Term SOFR + 2.00%	940,240
959,845	Windsor Holdings III LLC‡
	7.103%, 08/01/30
	1 mo. USD Term SOFR + 2.75%	961,798
		11,407,325
	Consumer Staples (1.3%)
3,157,495	Amneal Pharmaceuticals LLC‡
	9.856%, 05/04/28
	1 mo. USD Term SOFR + 5.50%	3,220,645
1,041,700	Amneal Pharmaceuticals LLC!
	0.000%, 07/23/32	1,044,085
500,000	Avis Budget Car Rental LLC‡
	6.856%, 07/16/32
	1 mo. USD Term SOFR + 2.50%	498,360
704,675	B&G Foods, Inc.‡
	7.856%, 10/10/29
	1 mo. USD Term SOFR + 3.50%	653,734
145,000	Bausch & Lomb Corp.‡
	8.606%, 01/15/31
	1 mo. USD Term SOFR + 4.25%	145,798
589,000	Bausch Health Cos., Inc.‡
	10.606%, 10/08/30
	1 mo. USD Term SOFR + 6.25%	578,648
85,769	MPH Acquisition Holdings LLC‡
	8.058%, 12/31/30
	3 mo. USD Term SOFR + 3.75%	85,555
950,000	Opal Bidco SAS!
	0.000%, 04/28/32	955,287
1,156,417	Star Parent, Inc.‡
	8.296%, 09/27/30
	3 mo. USD Term SOFR + 4.00%	1,145,096
950,000	Team Health Holdings, Inc.!
	0.000%, 06/23/28	951,187
491,436	United Natural Foods, Inc.‡
	9.106%, 05/01/31
	1 mo. USD Term SOFR + 4.75%	495,999
947,613	Veritiv Corp.‡
	8.296%, 11/30/30
	3 mo. USD Term SOFR + 4.00%	952,650
		10,727,044
	Energy (0.2%)
708,474	New Fortress Energy, Inc.‡
	9.808%, 10/30/28
	3 mo. USD Term SOFR + 5.50%	332,097
1,425,960	Par Petroleum LLC‡
	8.029%, 02/28/30
	3 mo. USD Term SOFR + 3.75%	1,426,702
		1,758,799

	Financials (1.4%)
720,000	Acrisure LLC‡
	7.606%, 06/21/32
	1 mo. USD Term SOFR + 3.25%	722,700
1,420,000	Advisor Group, Inc.!
	0.000%, 07/16/32	1,422,222
1,274,909	Advisor Group, Inc.‡
	7.856%, 08/17/28
	1 mo. USD Term SOFR + 3.50%	1,277,765
714,184	Amynta Agency Borrower, Inc.‡
	7.082%, 12/29/31
	3 mo. USD Term SOFR + 2.75%	715,344
1,214,625	AssuredPartners, Inc.‡
	7.858%, 02/14/31
	1 mo. USD Term SOFR + 3.50%	1,218,475
444,386	Broadstreet Partners, Inc.‡
	7.106%, 06/13/31
	1 mo. USD Term SOFR + 2.75%	445,217
125,000	Broadstreet Partners, Inc.!
	0.000%, 06/13/31	125,234
950,000	CFC Bidco 2022 Ltd.‡
	8.041%, 05/30/32
	3 mo. USD Term SOFR + 3.75%	950,599
1,203,950	Dragon Buyer, Inc.‡
	7.296%, 09/30/31
	3 mo. USD Term SOFR + 3.00%	1,207,279
802,806	HUB International Ltd.‡
	6.826%, 06/20/30
	3 mo. USD Term SOFR + 2.50%	804,705
709,200	Iron Mountain, Inc.‡
	6.356%, 01/31/31
	1 mo. USD Term SOFR + 2.00%	710,235
671,755	Jazz Financing Lux SARL‡
	6.606%, 05/05/28
	1 mo. USD Term SOFR + 2.25%	675,168
950,000	Level 3 Financing, Inc.‡
	8.606%, 03/27/32
	1 mo. USD Term SOFR + 4.25%	959,871
		11,234,814

See accompanying Notes to Schedule of Investments

10

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Health Care (0.1%)
976,846	Padagis LLC‡
	9.290%, 07/06/28
	3 mo. USD Term SOFR + 4.75%	$893,814

	Industrials (1.0%)
942,769	ACProducts, Inc.‡
	8.807%, 05/17/28
	3 mo. USD Term SOFR + 4.25%	715,623
518,700	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	517,274
715,000	Chamberlain Group, Inc.!
	0.000%, 07/22/32	715,593
950,000	ECO Material Tech, Inc.‡
	7.467%, 02/12/32
	6 mo. USD Term SOFR + 3.25%	954,750
950,000	EMRLD Borrower LP!
	0.000%, 08/04/31	951,781
352,338	EMRLD Borrower LP‡
	6.856%, 08/04/31
	1 mo. USD Term SOFR + 2.50%	352,998
940,500	MI Windows & Doors LLC‡
	7.106%, 03/28/31
	1 mo. USD Term SOFR + 2.75%	942,969
947,625	Quikrete Holdings, Inc.‡
	6.606%, 02/10/32
	1 mo. USD Term SOFR + 2.25%	947,980
183,222	Qxo, Inc.‡
	7.296%, 04/30/32
	3 mo. USD Term SOFR + 3.00%	185,018
1,878,587	TransDigm, Inc.‡
	6.796%, 02/28/31
	3 mo. USD Term SOFR + 2.50%	1,886,261
		8,170,247
	Information Technology (0.8%)
1,313,786	Boxer Parent Co., Inc.‡
	7.333%, 07/30/31
	3 mo. USD Term SOFR + 3.00%	1,315,323
968,079	Camelot U.S. Acquisition LLC‡
	7.106%, 01/31/31
	1 mo. USD Term SOFR + 2.75%	968,926
732,071	Coherent Corp.‡
	6.356%, 07/02/29
	1 mo. USD Term SOFR + 2.00%	734,999
947,655	Dun & Bradstreet Corp.‡
	6.603%, 01/18/29
	1 mo. USD Term SOFR + 2.25%	948,333
1,430,000	Rocket Software, Inc.!
	0.000%, 11/28/28	1,435,255
791,665	SS&C Technologies, Inc.‡
	6.356%, 05/09/31
	1 mo. USD Term SOFR + 2.00%	795,255
495,000	UKG, Inc.‡
	6.810%, 02/10/31
	3 mo. USD Term SOFR + 2.50%	495,510
		6,693,601
	Materials (0.3%)
1,506,305	Ineos U.S. Finance LLC‡
	7.606%, 02/18/30
	1 mo. USD Term SOFR + 3.25%	1,403,213
724,253	Trinseo Materials Operating SCA‡
	7.090%, 05/03/28
	3 mo. USD Term SOFR + 2.50%	313,544
966,259	W.R. Grace & Co.-Conn.‡
	7.546%, 09/22/28
	3 mo. USD Term SOFR + 3.25%	968,370
		2,685,127
	Other (0.1%)
475,000	Windstream Services LLC‡
	9.206%, 10/01/31
	1 mo. USD Term SOFR + 4.75%	477,969

	Special Purpose Acquisition Companies (0.2%)
390,400	Clydesdale Acquisition Holdings, Inc.‡
	7.531%, 04/13/29
	1 mo. USD Term SOFR + 3.18%	390,691
237,038	Fertitta Entertainment LLC‡
	7.601%, 01/27/29
	1 mo. USD Term SOFR + 3.25%	237,505
972,500	Patagonia Holdco LLC‡
	10.048%, 08/01/29
	3 mo. USD Term SOFR + 5.75%	812,796
		1,440,992
	Total Bank Loans
	(Cost $62,723,687)	61,649,795

NUMBER OF
SHARES		VALUE

Convertible Preferred Stocks (12.9%)
	Financials (4.2%)
83,465	Apollo Global Management, Inc.
	6.750%, 07/31/26	$6,358,363
165,055	ARES Management Corp.
	6.750%, 10/01/27	9,342,113
8,100	Bank of America Corp.^‡‡
	7.250%, 12/31/49	9,882,000
156,055	KKR & Co., Inc.
	6.250%, 03/01/28	8,965,360
		34,547,836
	Industrials (4.1%)
401,365	Boeing Co.
	6.000%, 10/15/27	28,376,505
82,135	QXO, Inc.#
	5.500%, 05/15/28	4,749,046
		33,125,551
	Information Technology (2.6%)
149,865	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	8,991,900
120,040	Microchip Technology, Inc.
	7.500%, 03/15/28	7,551,717
38,935	Shift4 Payments, Inc.
	6.000%, 05/01/28	4,592,383
		21,136,000
	Materials (0.6%)
132,880	Albemarle Corp.
	7.250%, 03/01/27	4,512,605

See accompanying Notes to Schedule of Investments

11

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Utilities (1.4%)
	NextEra Energy, Inc.
180,300	6.926%, 09/01/25^	$7,347,225
85,285	7.299%, 06/01/27	4,097,091
		11,444,316
	Total Convertible Preferred Stocks
	(Cost $102,003,130)	104,766,308

Warrants (0.0%) #
	Communication Services (0.0%)
2,987	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
498	Audacy Capital Corp.
	09/30/28, Strike $1.00	—

		—
	Energy (0.0%)
47,739	Mcdermott International Ltd.
	06/30/27, Strike $15.98	5
42,965	Mcdermott International Ltd.
	06/30/27, Strike $12.33	4
		9
	Total Warrants
	(Cost $18,376)	9

Common Stocks (1.0%)
	Communication Services (0.5%)
20,285	Altice USA, Inc. - Class A^#	52,741
75,558	AST SpaceMobile, Inc.#	4,017,419
17,477	Audacy, Inc.#	244,678
6,819	Cumulus Media, Inc. - Class A#	941
		4,315,779
	Consumer Discretionary (0.0%)
1,446	Rite Aid Corp.#	1,446

	Energy (0.5%)
9,445	Centrus Energy Corp. - Class Aµ^#	2,034,453
4,000	Cheniere Energy Partners LP	230,680
56,650	Energy Transfer LP	1,021,966
26,095	Enterprise Products Partners LP	808,684
6,644	EP Energy Corp.#	9,966
		4,105,749
	Total Common Stocks
	(Cost $8,545,572)	8,422,974

Preferred Stocks (0.1%)
	Communication Services (0.1%)
25,448	Qwest Corp.
	6.500%, 09/01/56	503,870
7,676	Telephone & Data Systems, Inc.^
	6.625%, 03/31/26	162,731
	U.S. Cellular Corp.
7,935	6.250%, 09/01/69	202,739
6,503	5.500%, 03/01/70	144,172
743	5.500%, 06/01/70	16,688
		1,030,200
	Consumer Discretionary (0.0%)
6,122	Guitar Center, Inc.#	91,830
	Total Preferred Stocks
	(Cost $1,577,084)	1,122,030

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Purchased Options (0.1%) #
	Communication Services (0.0%)
420	AST SpaceMobile, Inc.
2,233,140	Put, 09/19/25, Strike $45.00	$137,550

	Other (0.1%)
630	SPDR® S&P 500® ETF Trust
39,821,040	Put, 11/28/25, Strike $550.00	331,380
	Total Exchange-Traded Purchased Options
	(Cost $1,114,403)	468,930

TOTAL INVESTMENTS (148.1%)
(Cost $1,180,842,923)		1,202,972,033

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.3%)		(132,750,000)

LIABILITIES, LESS OTHER ASSETS (-31.8%)		(257,957,666)

NET ASSETS (100.0%)		$812,264,367

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $356,853,132.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	12/01/2024	$100,383
Rite Aid Corp.	12/05/2024	91,206
Total		$191,589

See accompanying Notes to Schedule of Investments

12

Calamos Convertible Opportunities and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$736,199	$—	$736,199
Corporate Bonds	—	296,125,782	—	296,125,782
Convertible Bonds	—	729,090,281	—	729,090,281
U.S. Government and Agency Security	—	589,725	—	589,725
Bank Loans	—	61,649,795	—	61,649,795
Convertible Preferred Stocks	104,766,308	—	—	104,766,308
Warrants	9	—	—	9
Common Stocks	8,422,974	—	—	8,422,974
Preferred Stocks	1,122,030	—	—	1,122,030
Exchange-Traded Purchased Options	468,930	—	—	468,930
Total	$114,780,251	$1,088,191,782	$—	$1,202,972,033

See accompanying Notes to Schedule of Investments

13

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1%)
850,000	SVC ABS LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $809,628)	$817,999

Corporate Bonds (37.4%)
	Airlines (0.4%)
809,066	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	807,310
194,176	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	194,431
908,120	American Airlines Pass-Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	858,055
817,742	British Airways Pass-Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	779,374
919,846	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	924,215
		3,563,385
	Communication Services (3.4%)
1,255,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,215,455
400,000	Bell Telephone Co. of Canada or Bell Canada‡
	7.000%, 09/15/55
	5 yr. CMT + 2.36%	406,512
952,000	Cincinnati Bell Telephone Co. LLC
	6.300%, 12/01/28	933,826
	Clear Channel Outdoor Holdings, Inc.*
574,000	7.500%, 03/15/33	572,743
525,000	7.875%, 04/01/30	540,766
475,000	9.000%, 09/15/28^	497,848
1,454,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,478,064
	CSC Holdings LLC*
1,800,000	4.625%, 12/01/30	844,038
1,785,000	4.500%, 11/15/31	1,191,952
937,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	932,146
1,610,000	Frontier California, Inc.
	6.750%, 05/15/27	1,640,992
261,000	Frontier Communications Holdings LLC*
	8.750%, 05/15/30	273,818
1,685,000	Frontier Florida LLC
	6.860%, 02/01/28	1,759,308
1,555,000	Frontier North, Inc.
	6.730%, 02/15/28	1,604,713
905,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.*
	3.500%, 03/01/29	850,483
	Gray Media, Inc.*
522,000	7.250%, 08/15/33	519,567
515,000	5.375%, 11/15/31^	380,806
1,040,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	962,894
	iHeartCommunications, Inc.*
524,000	10.875%, 05/01/30	262,618
351,550	7.750%, 08/15/30	275,524
470,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	361,110
	Lumen Technologies, Inc.
785,000	7.600%, 09/15/39	672,172
771,875	10.000%, 10/15/32*	785,367
1,005,000	Paramount Global
	4.900%, 08/15/44	792,282
367,000	Qwest Corp.
	7.250%, 09/15/25	367,382
	Rogers Communications, Inc.‡
910,000	7.125%, 04/15/55
	5 yr. CMT + 2.62%	928,983
650,000	7.000%, 04/15/55
	5 yr. CMT + 2.65%	665,776
	Scripps Escrow II, Inc.*
514,000	3.875%, 01/15/29^	456,895
257,000	5.375%, 01/15/31	189,771
415,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	415,000
520,000	Sinclair Television Group, Inc.*
	8.125%, 02/15/33	532,043
	Sirius XM Radio LLC*
1,311,000	3.875%, 09/01/31^	1,157,272
830,000	5.500%, 07/01/29	820,314
515,000	3.125%, 09/01/26	503,917
517,000	Telesat Canada/Telesat LLC*
	4.875%, 06/01/27	321,993
525,000	TELUS Corp.‡
	6.625%, 10/15/55
	5 yr. CMT + 2.77%	532,004
	Time Warner Cable LLC
775,000	6.550%, 05/01/37	797,924
420,000	7.300%, 07/01/38	453,839
414,000	U.S. Cellular Corp.
	6.700%, 12/15/33	437,805
	Univision Communications, Inc.*
526,000	8.000%, 08/15/28	540,802
520,000	8.500%, 07/31/31	528,804
		29,405,528
	Consumer Discretionary (7.8%)
1,580,000	Adams Homes, Inc.*
	9.250%, 10/15/28	1,636,991
	Adient Global Holdings Ltd.*
1,375,000	8.250%, 04/15/31^	1,438,223
523,000	7.500%, 02/15/33	533,742
	Advance Auto Parts, Inc.*
464,000	7.000%, 08/01/30	466,682
261,000	7.375%, 08/01/33	262,370
1,660,000	Aptiv Swiss Holdings Ltd.‡
	6.875%, 12/15/54
	5 yr. CMT + 3.39%	1,674,342
	Ashton Woods USA LLC/Ashton Woods Finance Co.*
913,000	4.625%, 08/01/29	869,066
522,000	6.875%, 08/01/33	521,802
	Bath & Body Works, Inc.
1,369,000	6.694%, 01/15/27	1,404,512

See accompanying Notes to Schedule of Investments

1

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
760,000	6.875%, 11/01/35	$783,226
200,000	6.625%, 10/01/30*	204,994
600,000	Beach Acquisition Bidco LLC*
	10.000%, 07/15/33	626,238
	Caesars Entertainment, Inc.*
895,000	6.000%, 10/15/32^	864,749
657,000	4.625%, 10/15/29^	621,581
200,000	7.000%, 02/15/30	206,496
	Carnival Corp.*µ
523,000	4.000%, 08/01/28	508,361
65,000	7.000%, 08/15/29	68,373
	CCO Holdings LLC/CCO Holdings Capital Corp.*
2,275,000	4.750%, 03/01/30	2,162,137
2,080,000	5.125%, 05/01/27	2,064,150
1,825,000	4.500%, 08/15/30	1,709,295
1,200,000	6.375%, 09/01/29	1,211,652
1,035,000	4.250%, 02/01/31	945,121
540,000	5.000%, 02/01/28	530,469
522,000	4.750%, 02/01/32^	482,469
	Churchill Downs, Inc.*
522,000	5.750%, 04/01/30	521,410
520,000	6.750%, 05/01/31	531,705
	Dana, Inc.
1,042,000	4.500%, 02/15/32^	1,017,357
855,000	4.250%, 09/01/30	841,867
	DISH DBS Corp.
544,000	5.125%, 06/01/29	399,307
389,000	7.375%, 07/01/28	299,102
1,049,000	DISH Network Corp.*
	11.750%, 11/15/27	1,093,373
1,510,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,492,393
600,000	Flutter Treasury DAC*
	5.875%, 06/04/31	604,848
1,075,000	Ford Motor Co.^
	6.100%, 08/19/32	1,076,623
	Ford Motor Credit Co. LLC
1,650,000	4.000%, 11/13/30	1,517,059
1,350,000	7.200%, 06/10/30	1,419,809
1,280,000	5.113%, 05/03/29	1,252,211
510,000	General Motors Co.
	5.200%, 04/01/45	443,506
	goeasy Ltd.*
1,825,000	9.250%, 12/01/28	1,932,511
934,000	7.625%, 07/01/29	962,692
	Goodyear Tire & Rubber Co.
1,575,000	5.625%, 04/30/33^	1,479,523
560,000	5.250%, 07/15/31	532,616
	Group 1 Automotive, Inc.*
650,000	6.375%, 01/15/30	664,073
445,000	4.000%, 08/15/28	429,456
207,505	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	208,480
1,443,000	Kohl's Corp.
	5.550%, 07/17/45	812,683
1,045,000	Liberty Interactive LLC
	8.250%, 02/01/30	144,461
1,045,000	Life Time, Inc.*
	6.000%, 11/15/31	1,053,747
525,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	547,628
390,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	406,813
672,000	Lindblad Expeditions LLC*
	6.750%, 02/15/27	674,164
685,000	M/I Homes, Inc.
	3.950%, 02/15/30	639,043
	Macy's Retail Holdings LLC
1,285,000	4.300%, 02/15/43	850,670
829,000	6.700%, 07/15/34*	714,971
2,025,000	MGM Resorts International^
	6.500%, 04/15/32	2,059,101
1,329,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,281,568
	Newell Brands, Inc.
522,000	8.500%, 06/01/28*	548,110
522,000	6.625%, 05/15/32^	499,893
500,000	Nordstrom, Inc.
	5.000%, 01/15/44	339,345
	Patrick Industries, Inc.*
923,000	4.750%, 05/01/29	895,938
522,000	6.375%, 11/01/32	522,303
1,195,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	1,108,183
1,460,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	882,862
525,000	QVC, Inc.
	5.450%, 08/15/34	230,811
530,000	Raising Cane's Restaurants LLC*
	9.375%, 05/01/29	560,252
	Rite Aid Corp.
1,725,000	0.000%, 11/15/26*@	2
337,517	15.000%, 08/30/31@	1,688
313,713	0.000%, 10/18/25*	—
245,727	15.000%, 08/30/31@!!	1,229
113,382	0.000%, 08/30/31*@!!	8,504
106,832	0.000%, 08/30/34	—
1,045,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	1,056,171
	Royal Caribbean Cruises Ltd.*
131,000	6.250%, 03/15/32	134,451
131,000	5.625%, 09/30/31	132,026
955,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed*
	4.625%, 03/01/29	904,738
1,565,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	1,595,314
810,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.^
	5.250%, 07/15/29	788,171
648,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	623,946
753,000	Speedway Motorsports LLC/Speedway Funding II, Inc.*
	4.875%, 11/01/27	745,673
780,000	Staples, Inc.*
	10.750%, 09/01/29	731,523
1,125,000	Station Casinos LLC*
	4.500%, 02/15/28	1,100,138
1,050,000	STL Holding Co. LLC*
	8.750%, 02/15/29	1,093,071

See accompanying Notes to Schedule of Investments

2

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
522,000	Under Armour, Inc.*
	7.250%, 07/15/30	$534,747
260,000	Viking Cruises Ltd.*
	9.125%, 07/15/31	279,859
522,000	Voyager Parent LLC*
	9.250%, 07/01/32	552,720
1,045,000	Whirlpool Corp.
	6.500%, 06/15/33	1,030,934
1,025,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	994,158
		67,598,571
	Consumer Staples (2.1%)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
1,750,000	4.625%, 01/15/27	1,738,380
780,000	5.875%, 02/15/28	780,686
1,037,000	Amneal Pharmaceuticals LLC*
	6.875%, 08/01/32	1,053,084
525,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.*
	8.375%, 06/15/32	541,779
	Brink's Co.*
525,000	6.750%, 06/15/32	541,296
525,000	6.500%, 06/15/29	538,015
1,191,000	Central Garden & Pet Co.*
	4.125%, 04/30/31	1,104,474
1,188,000	Edgewell Personal Care Co.*
	4.125%, 04/01/29	1,125,214
	Energizer Holdings, Inc.*
1,445,000	4.375%, 03/31/29	1,371,580
260,000	6.500%, 12/31/27	263,900
284,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	5.750%, 04/01/33	291,324
	MPH Acquisition Holdings LLC*
875,841	6.750%, 03/31/31
	0.75% PIK Rate	680,590
429,160	5.750%, 12/31/30	353,546
672,000	New Albertsons LP
	7.750%, 06/15/26	685,863
600,000	Opal Bidco SAS*
	6.500%, 03/31/32	607,392
	Performance Food Group, Inc.*
1,043,000	4.250%, 08/01/29	1,003,867
261,000	6.125%, 09/15/32	265,507
775,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	741,063
	Post Holdings, Inc.*
1,050,000	6.250%, 02/15/32	1,070,738
788,000	6.375%, 03/01/33	790,214
986,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	903,225
782,000	RR Donnelley & Sons Co.*
	9.500%, 08/01/29	799,963
855,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	852,717
		18,104,417
	Energy (5.1%)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.*
1,045,000	6.625%, 10/15/32	1,063,726
261,000	6.625%, 07/15/33	264,920
	Buckeye Partners LP
787,000	6.750%, 02/01/30*	816,174
545,000	5.850%, 11/15/43	485,868
392,000	6.875%, 07/01/29*	403,701
	Civitas Resources, Inc.*
1,023,000	8.750%, 07/01/31^	1,036,115
519,000	9.625%, 06/15/33	533,978
785,000	Continental Resources, Inc.
	4.900%, 06/01/44	617,159
808,000	DT Midstream, Inc.*µ
	4.125%, 06/15/29	778,952
	Enbridge, Inc.‡
790,000	7.375%, 03/15/55
	5 yr. CMT + 3.12%	824,333
530,000	7.200%, 06/27/54
	5 yr. CMT + 2.97%	547,554
1,310,000	Encino Acquisition Partners Holdings LLC*
	8.750%, 05/01/31	1,449,109
	Energy Transfer LP‡
970,000	7.575%, 11/01/66^
	3 mo. USD Term SOFR + 3.28%	968,041
764,000	6.500%, 11/15/26
	5 yr. CMT + 5.69%	768,439
520,000	7.125%, 10/01/54^
	5 yr. CMT + 2.83%	533,655
	Genesis Energy LP/Genesis Energy Finance Corp.
765,000	8.875%, 04/15/30^	809,676
525,000	8.000%, 05/15/33	544,730
1,460,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	1,486,324
1,050,000	Howard Midstream Energy Partners LLC*
	7.375%, 07/15/32	1,086,635
1,045,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	1,056,798
1,044,000	Matador Resources Co.*
	6.500%, 04/15/32	1,047,278
390,000	Nabors Industries Ltd.*^
	7.500%, 01/15/28	360,407
1,105,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	1,095,398
780,000	New Fortress Energy, Inc.*^
	6.500%, 09/30/26	273,335
1,090,000	Oceaneering International, Inc.
	6.000%, 02/01/28	1,097,848
650,000	ONEOK, Inc.*
	6.500%, 09/01/30	693,979
1,565,000	Parkland Corp.*
	6.625%, 08/15/32	1,598,710
	Permian Resources Operating LLC*
985,000	7.000%, 01/15/32	1,018,736
261,000	6.250%, 02/01/33	262,595
1,040,000	Plains All American Pipeline LP‡^
	8.698%, 08/30/25
	3 mo. USD Term SOFR + 4.37%	1,043,442
1,050,000	South Bow Canadian Infrastructure Holdings Ltd.*‡
	7.625%, 03/01/55
	5 yr. CMT + 3.95%	1,085,343
1,440,000	Summit Midstream Holdings LLC*
	8.625%, 10/31/29	1,466,755

See accompanying Notes to Schedule of Investments

3

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
522,000	Sunoco LP*
	6.250%, 07/01/33	$529,089
1,720,000	TGNR Intermediate Holdings LLC*
	5.500%, 10/15/29	1,677,361
	Transocean, Inc.*
1,427,200	8.750%, 02/15/30	1,480,691
1,050,000	8.250%, 05/15/29	992,901
	Venture Global Calcasieu Pass LLC*
260,000	4.125%, 08/15/31	240,266
260,000	3.875%, 08/15/29	245,567
	Venture Global LNG, Inc.*
2,357,000	9.000%, 09/30/29‡
	5 yr. CMT + 5.44%	2,359,051
1,300,000	8.375%, 06/01/31	1,344,499
780,000	8.125%, 06/01/28	807,947
548,000	7.000%, 01/15/30^	556,247
525,000	9.875%, 02/01/32	566,848
525,000	9.500%, 02/01/29	572,702
	Venture Global Plaquemines LNG LLC*
1,045,000	6.500%, 01/15/34	1,075,295
131,000	6.750%, 01/15/36	134,799
1,045,000	Vital Energy, Inc.
	9.750%, 10/15/30	982,603
1,045,000	VOC Escrow Ltd.*
	5.000%, 02/15/28	1,036,285
1,098,000	Weatherford International Ltd.*
	8.625%, 04/30/30	1,129,381
912,000	Wildfire Intermediate Holdings LLC*
	7.500%, 10/15/29	909,136
		43,760,381
	Financials (6.2%)
871,000	Acrisure LLC/Acrisure Finance, Inc.*
	8.250%, 02/01/29	901,041
975,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust‡^
	6.950%, 03/10/55
	5 yr. CMT + 2.72%	1,018,699
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer*
1,045,000	7.375%, 10/01/32^	1,075,096
1,045,000	6.500%, 10/01/31	1,061,856
	Ally Financial, Inc.‡
1,433,000	4.700%, 05/15/26
	5 yr. CMT + 3.87%	1,398,221
480,000	4.700%, 05/15/28
	7 yr. CMT + 3.48%	438,610
1,082,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,051,715
520,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.*
	7.500%, 07/15/33	522,418
1,075,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	1,073,344
1,045,000	Azorra Finance Ltd.*
	7.250%, 01/15/31	1,067,708
1,050,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	1,084,597
1,045,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	1,107,063
1,050,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	1,110,847
525,000	Brandywine Operating Partnership LP
	8.875%, 04/12/29	564,548
784,000	Bread Financial Holdings, Inc.*‡
	8.375%, 06/15/35
	5 yr. CMT + 4.30%	811,009
1,819,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	1,808,086
807,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC*
	4.500%, 04/01/27	785,227
1,000,000	Burford Capital Global Finance LLC*
	6.875%, 04/15/30	998,740
1,020,000	Corebridge Financial, Inc.‡
	6.375%, 09/15/54
	5 yr. CMT + 2.65%	1,020,235
	Credit Acceptance Corp.*
690,000	9.250%, 12/15/28	730,317
464,000	6.625%, 03/15/30	470,046
1,045,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	1,121,619
520,000	Enstar Group Ltd.*‡^
	7.500%, 04/01/45
	5 yr. CMT + 3.19%	537,113
	GGAM Finance Ltd.*
1,170,000	8.000%, 02/15/27	1,205,966
522,000	5.875%, 03/15/30	524,735
650,000	Global Net Lease, Inc.*^
	4.500%, 09/30/28	626,951
585,000	HAT Holdings I LLC/HAT Holdings II LLC*µ
	8.000%, 06/15/27	606,967
	HUB International Ltd.*
1,571,000	5.625%, 12/01/29	1,561,857
785,000	7.375%, 01/31/32	817,931
1,635,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	1,627,741
	Jefferies Finance LLC/JFIN Co-Issuer Corp.*
1,340,000	5.000%, 08/15/28	1,293,636
1,015,000	6.625%, 10/15/31	1,011,600
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.*
656,000	7.000%, 07/15/31	687,370
645,000	4.750%, 06/15/29	626,875
	Level 3 Financing, Inc.*
805,620	10.000%, 10/15/32	812,790
500,000	3.875%, 10/15/30	433,665
1,055,000	Macquarie Airfinance Holdings Ltd.*
	8.125%, 03/30/29	1,101,610
1,523,000	MetLife, Inc.
	6.400%, 12/15/66	1,587,103
525,000	Newmark Group, Inc.
	7.500%, 01/12/29	557,844
	OneMain Finance Corp.
715,000	3.875%, 09/15/28	682,353
530,000	7.500%, 05/15/31	552,827

See accompanying Notes to Schedule of Investments

4

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
985,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer*
	7.000%, 02/01/30	$1,010,009
1,305,000	Provident Funding Associates LP/PFG Finance Corp.*
	9.750%, 09/15/29	1,367,875
1,050,000	RHP Hotel Properties LP/RHP Finance Corp.*
	6.500%, 04/01/32	1,073,856
	Rocket Cos., Inc.*
784,000	6.375%, 08/01/33	800,284
523,000	6.125%, 08/01/30	530,944
1,005,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*
	3.875%, 03/01/31	927,585
785,000	Saks Global Enterprises LLC*
	11.000%, 12/15/29	185,951
775,000	Service Properties Trust
	8.375%, 06/15/29	805,574
	Starwood Property Trust, Inc.*
1,045,000	6.000%, 04/15/30	1,056,098
522,000	6.500%, 07/01/30	537,409
257,000	Stonex Escrow Issuer LLC*
	6.875%, 07/15/32	261,939
1,310,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,379,797
1,045,000	TrueNoord Capital DAC*
	8.750%, 03/01/30	1,083,780
	United Wholesale Mortgage LLC*
1,212,000	5.500%, 04/15/29	1,186,609
525,000	5.750%, 06/15/27	525,562
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC*
525,000	6.500%, 02/15/29^	511,192
510,000	10.500%, 02/15/28	539,407
525,000	VFH Parent LLC/Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	546,693
1,045,000	XHR LP*
	6.625%, 05/15/30	1,063,026
		53,471,566
	Health Care (2.4%)
522,000	Acadia Healthcare Co., Inc.*^
	7.375%, 03/15/33	538,078
	CHS/Community Health Systems, Inc.*
2,075,000	6.125%, 04/01/30^	1,471,901
785,000	10.875%, 01/15/32	823,920
594,000	6.875%, 04/15/29^	466,320
130,000	5.250%, 05/15/30	113,902
	DaVita, Inc.*
1,220,000	3.750%, 02/15/31	1,107,540
1,154,000	4.625%, 06/01/30	1,102,289
1,010,000	6.875%, 09/01/32^	1,039,623
	Embecta Corp.*
783,000	5.000%, 02/15/30^	710,510
260,000	6.750%, 02/15/30	250,559
	Encompass Health Corp.
525,000	4.750%, 02/01/30	513,398
525,000	4.500%, 02/01/28	517,487
1,123,000	HCA, Inc.^
	7.500%, 11/06/33	1,273,538
588,000	IQVIA, Inc.*
	6.250%, 06/01/32	603,406
340,000	Jazz Securities DAC*
	4.375%, 01/15/29	329,157
	Medline Borrower LP*
1,297,000	5.250%, 10/01/29	1,272,993
1,295,000	3.875%, 04/01/29	1,235,534
129,000	Medline Borrower LP/Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	131,857
	Organon & Co./Organon Foreign Debt Co-Issuer BV*
1,900,000	5.125%, 04/30/31^	1,644,602
450,000	4.125%, 04/30/28	426,429
	Tenet Healthcare Corp.
2,465,000	6.250%, 02/01/27	2,468,673
1,420,000	6.875%, 11/15/31	1,514,047
1,320,000	Teva Pharmaceutical Finance Netherlands III BV^
	5.125%, 05/09/29	1,320,739
		20,876,502
	Industrials (3.9%)
1,050,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	1,078,413
1,200,000	ACCO Brands Corp.*
	4.250%, 03/15/29	1,063,692
1,055,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 yr. CMT + 3.15%	1,032,718
	Arcosa, Inc.*
587,000	4.375%, 04/15/29	566,490
522,000	6.875%, 08/15/32	540,066
2,845,606	ARD Finance SA*
	6.500%, 06/30/27
	7.250% PIK rate	212,538
	Bombardier, Inc.*
520,000	8.750%, 11/15/30	560,461
395,000	7.000%, 06/01/32^	409,382
325,000	7.250%, 07/01/31^	339,515
263,000	6.750%, 06/15/33	271,768
57,000	7.875%, 04/15/27	57,239
1,044,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	1,003,420
1,630,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	1,628,598
257,000	Delta Air Lines, Inc./SkyMiles IP Ltd.*µ
	4.750%, 10/20/28	257,362
	Deluxe Corp.*
1,360,000	8.000%, 06/01/29	1,306,797
260,000	8.125%, 09/15/29	267,462
	EnerSys*
500,000	6.625%, 01/15/32	514,180
500,000	4.375%, 12/15/27	491,555
	EquipmentShare.com, Inc.*
395,000	8.625%, 05/15/32	420,715
394,000	8.000%, 03/15/33	411,923
1,034,000	Graham Packaging Co., Inc.*
	7.125%, 08/15/28	1,032,387
	Graphic Packaging International LLC*
675,000	4.750%, 07/15/27	665,267
484,000	3.500%, 03/01/29	455,338

See accompanying Notes to Schedule of Investments

5

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,141,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	$1,082,763
	Herc Holdings, Inc.*
1,350,000	5.500%, 07/15/27	1,346,085
525,000	6.625%, 06/15/29^	537,894
522,000	7.250%, 06/15/33	541,178
522,000	7.000%, 06/15/30	539,560
	JELD-WEN, Inc.*
788,000	7.000%, 09/01/32	592,765
280,000	4.875%, 12/15/27^	265,770
1,690,000	Ken Garff Automotive LLC*
	4.875%, 09/15/28	1,647,057
650,000	Moog, Inc.*
	4.250%, 12/15/27	636,012
1,040,000	Novelis Corp.*
	4.750%, 01/30/30	997,454
1,045,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	1,072,985
	Sealed Air Corp.*
265,000	6.500%, 07/15/32^	273,361
261,000	5.000%, 04/15/29	257,396
	Sealed Air Corp./Sealed Air Corp. U.S.*
809,000	6.125%, 02/01/28^	817,308
260,000	7.250%, 02/15/31	270,429
400,000	Sensata Technologies BV*
	4.000%, 04/15/29	380,656
	Sensata Technologies, Inc.*
519,000	3.750%, 02/15/31	473,510
200,000	6.625%, 07/15/32	205,002
	Standard Building Solutions, Inc.*
522,000	6.250%, 08/01/33	527,257
265,000	6.500%, 08/15/32	270,801
486,000	Standard Industries, Inc.*
	5.000%, 02/15/27	486,185
	TransDigm, Inc.*
1,125,000	6.875%, 12/15/30	1,166,940
790,000	6.750%, 08/15/28	806,637
390,000	7.125%, 12/01/31	406,474
254,000	6.625%, 03/01/32	261,452
266,736	United Airlines Pass-Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	258,707
575,000	Wabash National Corp.*
	4.500%, 10/15/28	515,528
1,040,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	1,080,279
	Williams Scotsman, Inc.*
604,000	4.625%, 08/15/28	594,487
530,000	7.375%, 10/01/31	553,622
390,000	6.625%, 06/15/29	400,413
		33,853,253
	Information Technology (1.6%)
522,000	CACI International, Inc.*
	6.375%, 06/15/33	534,961
604,000	Coherent Corp.*
	5.000%, 12/15/29	591,527
471,000	Dell International LLC/EMC Corp.µ
	6.020%, 06/15/26	475,088
522,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	534,351
	Fair Isaac Corp.*
520,000	4.000%, 06/15/28	502,798
392,000	6.000%, 05/15/33	394,662
1,130,000	KBR, Inc.*
	4.750%, 09/30/28	1,090,992
	NCL Corp. Ltd.*
528,000	8.125%, 01/15/29	555,551
522,000	6.750%, 02/01/32	536,522
771,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	744,701
525,000	Open Text Corp.*
	6.900%, 12/01/27	542,278
391,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	356,377
908,000	Playtika Holding Corp.*
	4.250%, 03/15/29	833,099
1,450,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,382,053
	Twilio, Inc.
725,000	3.625%, 03/15/29	687,155
259,000	3.875%, 03/15/31	240,886
394,000	UKG, Inc.*
	6.875%, 02/01/31	405,201
1,555,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,442,325
1,050,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	1,076,849
1,200,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.*
	3.875%, 02/01/29	1,128,852
		14,056,228
	Materials (2.0%)
1,045,000	Avient Corp.*
	6.250%, 11/01/31	1,049,682
1,045,000	Capstone Copper Corp.*
	6.750%, 03/31/33	1,064,886
520,000	Celanese U.S. Holdings LLC
	6.879%, 07/15/32	538,600
1,050,000	Century Aluminum Co.*
	6.875%, 08/01/32	1,061,025
	Chemours Co.*
888,000	8.000%, 01/15/33	826,799
780,000	4.625%, 11/15/29	661,838
1,900,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	1,793,163
780,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	761,530
425,000	Constellium SE*^
	6.375%, 08/15/32	430,958
1,595,000	FMC Corp.‡
	8.450%, 11/01/55
	5 yr. CMT + 4.37%	1,650,905
1,045,000	JW Aluminum Continuous Cast Co.*
	10.250%, 04/01/30	1,083,257
1,040,000	Knife River Corp.*
	7.750%, 05/01/31	1,092,437
	Mercer International, Inc.
1,107,000	5.125%, 02/01/29	892,784
520,000	12.875%, 10/01/28*	524,898
1,015,000	OCI NV*
	6.700%, 03/16/33	1,130,548
1,194,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,160,461
1,045,000	Terex Corp.*
	6.250%, 10/15/32	1,047,341

See accompanying Notes to Schedule of Investments

6

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
442,850	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC*
	7.625%, 05/03/29	$258,465
		17,029,577
	Other (1.4%)
1,410,000	1261229 BC Ltd.*
	10.000%, 04/15/32	1,436,480
1,030,000	Alumina Pty. Ltd.*
	6.375%, 09/15/32	1,045,429
407,527	Claritev Corp.*
	6.750%, 03/31/31
	0.75% PIK Rate	297,739
	EchoStar Corp.
1,593,550	10.750%, 11/30/29	1,681,402
1,099,886	6.750%, 11/30/30
	6.75% Cash or PIK	1,043,792
475,000	Gen Digital, Inc.*
	6.750%, 09/30/27	483,540
525,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC*
	8.250%, 04/15/30	544,315
1,045,000	New Gold, Inc.*
	6.875%, 04/01/32	1,073,476
470,000	Nissan Motor Acceptance Co. LLC*
	7.050%, 09/15/28	484,307
1,045,000	Olin Corp.*
	6.625%, 04/01/33	1,018,196
520,000	Reinsurance Group of America, Inc.‡
	6.650%, 09/15/55
	5 yr. CMT + 2.39%	520,681
1,045,000	Rfna LP*
	7.875%, 02/15/30	1,065,691
1,045,000	Stonepeak Nile Parent LLC*
	7.250%, 03/15/32	1,098,285
		11,793,333
	Real Estate (0.2%)
522,000	Forestar Group, Inc.*
	6.500%, 03/15/33	524,636
1,567,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*^
	3.750%, 12/15/27	1,497,692
		2,022,328
	Special Purpose Acquisition Companies (0.2%)
263,000	Clydesdale Acquisition Holdings, Inc.*
	6.750%, 04/15/32	269,417
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.*
1,045,000	6.750%, 01/15/30	984,077
524,000	4.625%, 01/15/29	498,408
		1,751,902
	Utilities (0.7%)
	AES Corp.‡
389,000	6.950%, 07/15/55
	5 yr. CMT + 2.89%	375,805
170,000	7.600%, 01/15/55
	5 yr. CMT + 3.20%	172,378
520,000	Dominion Energy, Inc.‡
	6.625%, 05/15/55
	5 yr. CMT + 2.21%	533,562
1,025,000	Duke Energy Corp.‡
	6.450%, 09/01/54
	5 yr. CMT + 2.59%	1,055,524
820,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 yr. CMT + 2.67%	851,029
770,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 yr. CMT + 2.56%	778,632
780,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 yr. CMT + 2.45%	811,434
379,000	PPL Capital Funding, Inc.‡
	7.222%, 03/30/67
	3 mo. USD Term SOFR + 2.93%	376,919
	Vistra Corp.*‡
525,000	7.000%, 12/15/26
	5 yr. CMT + 5.74%	530,596
270,000	8.000%, 10/15/26
	5 yr. CMT + 6.93%	275,781
		5,761,660
	Total Corporate Bonds (Cost $329,210,944)	323,048,631

Convertible Bonds (90.4%)
	Communication Services (13.4%)
4,500,000	AST SpaceMobile, Inc.*µ
	2.375%, 10/15/32	4,742,550
17,000,000	DoorDash, Inc.*µ
	0.000%, 05/15/30	18,483,080
9,750,000	Liberty Media Corp.-Liberty Formula Oneµ
	2.250%, 08/15/27	12,706,883
16,750,000	Live Nation Entertainment, Inc.*µ
	2.875%, 01/15/30	18,038,912
4,250,000	MakeMyTrip Ltd.*
	0.000%, 07/01/30	4,381,580
5,750,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	5,199,208
17,500,000	Snap, Inc.µ
	0.500%, 05/01/30	15,355,725
	Uber Technologies, Inc.µ
15,500,000	0.875%, 12/01/28	21,184,160
14,250,000	0.000%, 05/15/28*	15,962,992
		116,055,090
	Consumer Discretionary (9.8%)
12,250,000	Alibaba Group Holding Ltd.
	0.500%, 06/01/31	16,285,517
4,500,000	Carnival Corp.
	5.750%, 12/01/27	10,413,585
12,500,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	11,391,375
4,500,000	Etsy, Inc.*µ
	1.000%, 06/15/30	4,539,960
3,750,000	Lucid Group, Inc.*
	5.000%, 04/01/30	3,783,263
11,000,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	10,466,280

See accompanying Notes to Schedule of Investments

7

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
12,250,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	$12,091,853
1,000,000	Royal Caribbean Cruises Ltd.
	6.000%, 08/15/25	6,411,970
3,125,000	Shake Shack, Inc.
	0.000%, 03/01/28	3,155,875
3,750,000	Wayfair, Inc.
	3.500%, 11/15/28	6,064,275
		84,603,953
	Consumer Staples (1.1%)
5,183,000	Enovis Corp.
	3.875%, 10/15/28	4,951,320
4,250,000	Oddity Finance LLC*^
	0.000%, 06/15/30	4,486,045
		9,437,365
	Energy (1.3%)
4,500,000	Kosmos Energy Ltd.
	3.125%, 03/15/30	3,214,530
5,265,000	Nabors Industries, Inc.
	1.750%, 06/15/29	3,174,005
4,500,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	4,695,255
	SunEdison, Inc.@
10,545,000	0.000%, 01/15/20*	36,907
1,027,000	0.000%, 10/01/18	3,595
		11,124,292
	Financials (2.2%)
4,500,000	Affirm Holdings, Inc.*µ
	0.750%, 12/15/29	4,758,435
6,500,000	Coinbase Global, Inc.^
	0.250%, 04/01/30	8,909,745
4,500,000	Upstart Holdings, Inc.*^
	1.000%, 11/15/30	5,384,655
		19,052,835
	Health Care (8.5%)
5,000,000	Alnylam Pharmaceuticals, Inc.
	1.000%, 09/15/27	7,360,700
8,750,000	Alphatec Holdings, Inc.*
	0.750%, 03/15/30	8,648,062
6,250,000	Exact Sciences Corp.*µ
	2.000%, 03/01/30	6,025,938
4,500,000	Haemonetics Corp.µ
	2.500%, 06/01/29	4,495,950
8,500,000	Halozyme Therapeutics, Inc.
	0.250%, 03/01/27	8,798,945
4,750,000	Integer Holdings Corp.*
	1.875%, 03/15/30	4,669,013
4,500,000	Ionis Pharmaceuticals, Inc.µ
	1.750%, 06/15/28	4,927,815
	Jazz Investments I Ltd.µ
6,655,000	2.000%, 06/15/26	6,834,485
4,000,000	3.125%, 09/15/30*	4,417,960
3,040,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	3,595,438
3,250,000	Merit Medical Systems, Inc.*
	3.000%, 02/01/29	3,834,448
11,250,000	NeoGenomics, Inc.
	0.250%, 01/15/28	9,500,287
		73,109,041
	Industrials (3.7%)
8,000,000	AeroVironment, Inc.µ
	0.000%, 07/15/30	9,010,560
2,000,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	6,600,480
3,000,000	Bloom Energy Corp.
	3.000%, 06/01/28	6,308,460
3,500,000	Fluor Corp.
	1.125%, 08/15/29	4,929,925
4,500,000	Tetra Tech, Inc.
	2.250%, 08/15/28	5,132,565
		31,981,990
	Information Technology (40.3%)
4,500,000	Advanced Energy Industries, Inc.^
	2.500%, 09/15/28	5,529,060
4,750,000	Akamai Technologies, Inc.µ
	0.375%, 09/01/27	4,566,365
3,750,000	Alkami Technology, Inc.*
	1.500%, 03/15/30	3,831,788
1,375,000	Applied Digital Corp.*
	2.750%, 06/01/30	2,155,574
9,250,000	Bill Holdings, Inc.*µ
	0.000%, 04/01/30	7,816,250
11,078,000	Cloudflare, Inc.*µ
	0.000%, 06/15/30	12,334,578
	Core Scientific, Inc.*
9,250,000	0.000%, 06/15/31µ	9,344,535
2,710,000	3.000%, 09/01/29	3,957,928
17,500,000	CyberArk Software Ltd.*
	0.000%, 06/15/30	18,016,425
18,500,000	Datadog, Inc.*µ
	0.000%, 12/01/29	17,993,655
9,000,000	Guidewire Software, Inc.*^
	1.250%, 11/01/29	10,337,130
3,100,000	IREN Ltd.*
	3.500%, 12/15/29	4,420,476
4,000,000	Itron, Inc.^
	1.375%, 07/15/30	4,598,000
4,236,000	Life360, Inc.*
	0.000%, 06/01/30	5,007,503
8,000,000	Lumentum Holdings, Inc.µ
	1.500%, 12/15/29	13,753,360
8,500,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	8,888,790
	MicroStrategy, Inc.*
18,750,000	0.000%, 03/01/30µ	22,002,937
13,500,000	0.000%, 12/01/29^	13,041,675
8,000,000	Mirion Technologies, Inc.*
	0.250%, 06/01/30	9,466,720
17,250,000	MKS, Inc.µ
	1.250%, 06/01/30	16,852,387
11,750,000	Nutanix, Inc.*^
	0.500%, 12/15/29	13,279,615
18,500,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	17,589,800
	PAR Technology Corp.
2,500,000	1.500%, 10/15/27	2,716,625
2,000,000	1.000%, 01/15/30*	1,904,180
4,750,000	Parsons Corp.µ
	2.625%, 03/01/29	5,196,642
4,000,000	Q2 Holdings, Inc.
	0.750%, 06/01/26	4,397,880
8,250,000	Rapid7, Inc.
	1.250%, 03/15/29	7,330,125

See accompanying Notes to Schedule of Investments

8

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,750,000	Riot Platforms, Inc.*^
	0.750%, 01/15/30	$3,189,973
4,559,000	Rubrik, Inc.*µ
	0.000%, 06/15/30	4,896,092
6,750,000	Seagate HDD Cayman
	3.500%, 06/01/28	13,095,270
15,750,000	Shift4 Payments, Inc.µ^
	0.500%, 08/01/27	17,172,540
12,000,000	Snowflake, Inc.*µ
	0.000%, 10/01/29	18,670,920
7,000,000	Spotify USA, Inc.
	0.000%, 03/15/26	8,880,060
3,750,000	Super Micro Computer, Inc.*
	0.000%, 06/15/30	4,781,587
4,500,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	5,442,390
4,500,000	Varonis Systems, Inc.*^
	1.000%, 09/15/29	4,799,025
5,750,000	Western Digital Corp.
	3.000%, 11/15/28	12,337,085
	Wolfspeed, Inc.@
9,500,000	1.875%, 12/01/29	2,927,235
5,711,000	0.250%, 02/15/28	1,713,586
4,250,000	Workiva, Inc.µ
	1.250%, 08/15/28	3,920,157
		348,155,923
	Materials (1.2%)
298,000	Centrus Energy Corp.*^
	2.250%, 11/01/30	710,772
3,250,000	MP Materials Corp.*
	3.000%, 03/01/30	9,525,067
		10,235,839
	Real Estate (2.0%)
9,000,000	Digital Realty Trust LP*^
	1.875%, 11/15/29	9,507,510
4,750,000	Welltower OP LLC*
	2.750%, 05/15/28	8,260,440
		17,767,950
	Utilities (6.9%)
9,250,000	CMS Energy Corp.^
	3.375%, 05/01/28	10,144,383
8,000,000	Duke Energy Corp.
	4.125%, 04/15/26	8,573,200
5,500,000	NextEra Energy Capital Holdings, Inc.
	3.000%, 03/01/27	6,276,435
16,500,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	18,429,840
14,750,000	Southern Co.µ
	4.500%, 06/15/27	16,517,935
		59,941,793
	Total Convertible Bonds (Cost $751,680,734)	781,466,071

Bank Loans (7.8%) ¡
	Airlines (0.1%)
691,250	Air Canada‡
	6.353%, 03/21/31
	1 mo. USD Term SOFR + 2.00%	692,114
571,807	United Airlines, Inc.‡
	6.351%, 02/22/31
	1 mo. USD Term SOFR + 2.00%	574,738
		1,266,852
	Communication Services (0.6%)
401,124	Audacy Capital Corp.‡
	10.471%, 10/01/29
	1 mo. USD Term SOFR + 6.00%	331,429
44,778	Audacy Capital Corp.‡
	11.471%, 10/02/28
	1 mo. USD Term SOFR + 7.00%	44,666
494,955	Cincinnati Bell, Inc.‡
	7.106%, 11/22/28
	1 mo. USD Term SOFR + 2.75%	496,413
489,198	Clear Channel Outdoor Holdings, Inc.‡
	8.471%, 08/23/28
	1 mo. USD Term SOFR + 4.00%	489,154
939,364	CSC Holdings LLC‡
	9.000%, 04/15/27
	3 mo. U.S. (Fed) Prime Rate + 1.50%	926,645
399,231	DirecTV Financing LLC‡
	9.820%, 08/02/29
	3 mo. USD Term SOFR + 5.25%	396,678
248,185	DirecTV Financing LLC‡
	9.570%, 08/02/27
	3 mo. USD Term SOFR + 5.00%	249,209
20,827	Gray Television, Inc.‡
	9.579%, 06/04/29
	1 mo. USD Term SOFR + 5.25%	20,884
523,688	Sinclair Television Group, Inc.‡
	7.870%, 12/31/29
	3 mo. USD Term SOFR + 3.30%	489,124
1,050,000	Telesat Canada‡
	7.344%, 12/07/26
	3 mo. USD Term SOFR + 2.75%	670,126
1,300,822	TripAdvisor, Inc.‡
	7.106%, 07/08/31
	1 mo. USD Term SOFR + 2.75%	1,291,065
		5,405,393
	Consumer Discretionary (1.5%)
593,513	American Airlines, Inc.‡
	7.575%, 05/28/32
	3 mo. USD Term SOFR + 3.25%	598,335
570,570	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	569,001
662,762	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	1 mo. USD Term SOFR + 3.00%	663,179
370,238	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	370,471
350,000	Beach Acquisition Bidco LLC!
	0.000%, 06/25/32	352,625
550,000	Boots Group Bidco Ltd.!
	0.000%, 07/16/32	550,347
616,591	Caesars Entertainment, Inc.‡
	6.606%, 02/06/30
	1 mo. USD Term SOFR + 2.25%	617,041

See accompanying Notes to Schedule of Investments

9

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
651,725	Chinos Intermediate Holdings A, Inc.‡
	10.308%, 09/26/31
	3 mo. USD Term SOFR + 6.00%	$554,781
1,225,000	Clarios Global LP‡
	7.106%, 01/28/32
	1 mo. USD Term SOFR + 2.75%	1,226,782
410,000	Flutter Financing BV‡
	6.296%, 06/04/32
	3 mo. USD Term SOFR + 2.00%	410,683
1,039,775	Life Time Fitness, Inc.‡
	6.577%, 11/05/31
	1 mo. USD Term SOFR + 2.25%	1,043,263
1,170,202	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	1,174,298
440,550	Peloton Interactive, Inc.‡
	9.833%, 05/30/29
	3 mo. USD Term SOFR + 5.50%	448,645
2,246,125	PetSmart, Inc.‡
	8.206%, 02/11/28
	1 mo. USD Term SOFR + 3.75%	2,244,721
1,036,875	Station Casinos LLC‡
	6.356%, 03/14/31
	1 mo. USD Term SOFR + 2.00%	1,039,213
1,033,676	Windsor Holdings III LLC‡
	7.103%, 08/01/30
	1 mo. USD Term SOFR + 2.75%	1,035,780
		12,899,165
	Consumer Staples (1.4%)
3,440,022	Amneal Pharmaceuticals LLC‡
	9.856%, 05/04/28
	1 mo. USD Term SOFR + 5.50%	3,508,823
1,166,700	Amneal Pharmaceuticals LLC!
	0.000%, 07/23/32	1,169,372
540,000	Avis Budget Car Rental LLC‡
	6.856%, 07/16/32
	1 mo. USD Term SOFR + 2.50%	538,229
784,075	B&G Foods, Inc.‡
	7.856%, 10/10/29
	1 mo. USD Term SOFR + 3.50%	727,394
150,000	Bausch & Lomb Corp.‡
	8.606%, 01/15/31
	1 mo. USD Term SOFR + 4.25%	150,825
650,000	Bausch Health Cos., Inc.‡
	10.606%, 10/08/30
	1 mo. USD Term SOFR + 6.25%	638,576
92,916	MPH Acquisition Holdings LLC‡
	8.058%, 12/31/30
	3 mo. USD Term SOFR + 3.75%	92,684
1,050,000	Opal Bidco SAS!
	0.000%, 04/28/32	1,055,843
1,284,991	Star Parent, Inc.‡
	8.296%, 09/27/30
	3 mo. USD Term SOFR + 4.00%	1,272,411
1,045,000	Team Health Holdings, Inc.!
	0.000%, 06/23/28	1,046,306
502,865	United Natural Foods, Inc.‡
	9.106%, 05/01/31
	1 mo. USD Term SOFR + 4.75%	507,534
1,057,337	Veritiv Corp.‡
	8.296%, 11/30/30
	3 mo. USD Term SOFR + 4.00%	1,062,957
		11,770,954
	Energy (0.2%)
782,788	New Fortress Energy, Inc.‡
	9.807%, 10/30/28
	3 mo. USD Term SOFR + 5.50%	366,932
1,528,426	Par Petroleum LLC‡
	8.029%, 02/28/30
	3 mo. USD Term SOFR + 3.75%	1,529,221
		1,896,153
	Financials (1.4%)
790,000	Acrisure LLC‡
	7.606%, 06/21/32
	1 mo. USD Term SOFR + 3.25%	792,962
1,555,000	Advisor Group, Inc.!
	0.000%, 07/16/32	1,557,434
1,398,439	Advisor Group, Inc.‡
	7.856%, 08/17/28
	1 mo. USD Term SOFR + 3.50%	1,401,571
768,363	Amynta Agency Borrower, Inc.‡
	7.082%, 12/29/31
	3 mo. USD Term SOFR + 2.75%	769,612
1,283,750	AssuredPartners, Inc.‡
	7.858%, 02/14/31
	1 mo. USD Term SOFR + 3.50%	1,287,819
543,139	Broadstreet Partners, Inc.‡
	7.106%, 06/13/31
	1 mo. USD Term SOFR + 2.75%	544,154
125,000	Broadstreet Partners, Inc.!
	0.000%, 06/13/31	125,234
1,050,000	CFC Bidco 2022 Ltd.‡
	8.041%, 05/30/32
	3 mo. USD Term SOFR + 3.75%	1,050,661
1,308,425	Dragon Buyer, Inc.‡
	7.296%, 09/30/31
	3 mo. USD Term SOFR + 3.00%	1,312,043
929,565	HUB International, Ltd.‡
	6.825%, 06/20/30
	3 mo. USD Term SOFR + 2.50%	931,764
773,225	Iron Mountain, Inc.‡
	6.356%, 01/31/31
	1 mo. USD Term SOFR + 2.00%	774,354
733,884	Jazz Financing Lux SARL‡
	6.606%, 05/05/28
	1 mo. USD Term SOFR + 2.25%	737,613
1,050,000	Level 3 Financing, Inc.‡
	8.606%, 03/27/32
	1 mo. USD Term SOFR + 4.25%	1,060,909
		12,346,130
	Health Care (0.1%)
1,139,654	Padagis LLC‡
	9.290%, 07/06/28
	3 mo. USD Term SOFR + 4.75%	1,042,783

	Industrials (1.0%)
1,025,378	ACProducts, Inc.‡
	8.807%, 05/17/28
	3 mo. USD Term SOFR + 4.25%	778,329
770,000	Chamberlain Group, Inc.!
	0.000%, 07/22/32	770,639
1,050,000	ECO Material Tech, Inc.‡
	7.467%, 02/12/32
	6 mo. USD Term SOFR + 3.25%	1,055,250
1,035,000	EMRLD Borrower LP!
	0.000%, 08/04/31	1,036,940

See accompanying Notes to Schedule of Investments

10

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
387,075	EMRLD Borrower LP‡
	6.856%, 08/04/31
	1 mo. USD Term SOFR + 2.50%	$387,801
1,039,500	MI Windows & Doors LLC‡
	7.106%, 03/28/31
	1 mo. USD Term SOFR + 2.75%	1,042,229
1,047,375	Quikrete Holdings, Inc.‡
	6.606%, 02/10/32
	1 mo. USD Term SOFR + 2.25%	1,047,768
2,091,214	TransDigm, Inc.‡
	6.796%, 02/28/31
	3 mo. USD Term SOFR + 2.50%	2,099,757
		8,218,713
	Information Technology (0.9%)
1,392,892	Boxer Parent Co., Inc.‡
	7.333%, 07/30/31
	3 mo. USD Term SOFR + 3.00%	1,394,521
1,052,258	Camelot U.S. Acquisition LLC‡
	7.106%, 01/31/31
	1 mo. USD Term SOFR + 2.75%	1,053,179
784,630	Coherent Corp.‡
	6.356%, 07/02/29
	1 mo. USD Term SOFR + 2.00%	787,768
989,259	Dun & Bradstreet Corp.‡
	6.603%, 01/18/29
	1 mo. USD Term SOFR + 2.25%	989,967
205,889	Qxo, Inc.‡
	7.296%, 04/30/32
	3 mo. USD Term SOFR + 3.00%	207,907
1,575,000	Rocket Software, Inc.!
	0.000%, 11/28/32	1,580,788
907,116	SS&C Technologies, Inc.‡
	6.356%, 05/09/31
	1 mo. USD Term SOFR + 2.00%	911,229
504,900	UKG, Inc.‡
	6.810%, 02/10/31
	3 mo. USD Term SOFR + 2.50%	505,420
		7,430,779
	Materials (0.3%)
1,629,809	Ineos U.S. Finance LLC‡
	7.606%, 02/18/30
	1 mo. USD Term SOFR + 3.25%	1,518,265
768,397	Trinseo Materials Operating SCA‡
	7.090%, 05/03/28
	3 mo. USD Term SOFR + 2.50%	332,655
1,054,035	W.R. Grace & Co.-Conn.‡
	7.546%, 09/22/28
	3 mo. USD Term SOFR + 3.25%	1,056,338
		2,907,258
	Other (0.1%)
530,000	Windstream Services LLC‡
	9.206%, 10/01/31
	1 mo. USD Term SOFR + 4.75%	533,312

	Special Purpose Acquisition Companies (0.2%)
431,067	Clydesdale Acquisition Holdings, Inc.‡
	7.531%, 04/13/29
	1 mo. USD Term SOFR + 3.18%	431,388
256,388	Fertitta Entertainment LLC‡
	7.601%, 01/27/29
	1 mo. USD Term SOFR + 3.25%	256,894
1,030,850	Patagonia Holdco LLC‡
	10.048%, 08/01/29
	3 mo. USD Term SOFR + 5.75%	861,563
		1,549,845
	Total Bank Loans (Cost $68,426,814)	67,267,337

U.S. Government and Agency Security (0.1%)
	Other (0.1%)
650,000	Farm Credit Bank of Texas‡^
	7.000%, 09/15/30
	(Cost $655,634)	660,898

NUMBER OF
SHARES		VALUE

Common Stocks (1.0%)
	Communication Services (0.5%)
21,970	Altice USA, Inc. - Class A^#	$57,122
79,988	AST SpaceMobile, Inc.µ^#	4,252,962
17,927	Audacy, Inc.#	250,978
7,383	Cumulus Media, Inc. - Class A#	1,019
		4,562,081
	Consumer Discretionary (0.0%)
1,568	Rite Aid Corp.#	1,568

	Energy (0.5%)
9,995	Centrus Energy Corp. - Class Aµ^#	2,152,923
4,350	Cheniere Energy Partners LP	250,864
61,575	Energy Transfer LP	1,110,813
28,485	Enterprise Products Partners LP	882,750
7,238	EP Energy Corp.#	10,857
		4,408,207
	Total Common Stocks (Cost $9,098,639)	8,971,856

Convertible Preferred Stocks (13.0%)
	Financials (4.3%)
89,885	Apollo Global Management, Inc.
	6.750%, 07/31/26	6,847,439
177,785	ARES Management Corp.
	6.750%, 10/01/27	10,062,631
8,775	Bank of America Corp.^‡‡
	7.250%, 12/31/49	10,705,500
165,210	KKR & Co., Inc.
	6.250%, 03/01/28	9,491,315
		37,106,885
	Industrials (4.1%)
433,055	Boeing Co.
	6.000%, 10/15/27	30,616,989
87,620	QXO, Inc.#
	5.500%, 05/15/28	5,066,188
		35,683,177
	Information Technology (2.6%)
161,410	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	9,684,600

See accompanying Notes to Schedule of Investments

11

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
128,395	Microchip Technology, Inc.^
	7.500%, 03/15/28	$8,077,330
41,735	Shift4 Payments, Inc.^
	6.000%, 05/01/28	4,922,643
		22,684,573
	Materials (0.6%)
143,115	Albemarle Corp.
	7.250%, 03/01/27	4,860,185

	Utilities (1.4%)
	NextEra Energy, Inc.
194,000	6.926%, 09/01/25^	7,905,500
91,805	7.299%, 06/01/27	4,410,312
		12,315,812

	Total Convertible Preferred Stocks (Cost $108,990,292)	112,650,632

Preferred Stocks (0.1%)
	Communication Services (0.1%)
27,800	Qwest Corp.
	6.500%, 09/01/56	550,440
8,366	Telephone & Data Systems, Inc.^
	6.625%, 03/31/26	177,359
	U.S. Cellular Corp.
8,665	6.250%, 09/01/69	221,391
7,072	5.500%, 03/01/70	156,786
808	5.500%, 06/01/70	18,148
		1,124,124
	Consumer Discretionary (0.0%)
6,662	Guitar Center, Inc.#	99,930
	Total Preferred Stocks (Cost $1,718,042)	1,224,054

Warrants (0.0%) #
	Communication Services (0.0%)
3,271	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
545	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
		—

	Energy (0.0%)
52,447	Mcdermott International Ltd.
	06/30/27, Strike $15.98	5
47,202	Mcdermott International Ltd.
	06/30/27, Strike $12.33	5
		10
	Total Warrants (Cost $20,125)	10

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Purchased Options (0.1%) #
	Other (0.1%)
670	SPDR® S&P 500® ETF Trust
42,349,360	Put, 11/28/25, Strike $550.00	$352,420

	Communication Services (0.0%)
525	AST SpaceMobile, Inc.
2,791,425	Put, 09/19/25, Strike $45.00	171,938

	Total Exchange-Traded Purchased Options (Cost $1,235,758)	524,358

TOTAL INVESTMENTS (150.0%) (Cost $1,271,846,610)		1,296,631,846

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.7%)		(144,500,000)

LIABILITIES, LESS OTHER ASSETS (-33.3%)		(287,883,228)

NET ASSETS (100.0%)		$864,248,618

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $377,214,022.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	12/01/2024	$108,875
Rite Aid Corp.	12/05/2024	98,888
Total		$207,763

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
‡‡	Perpetual maturity.

Note:  The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$817,999	$—	$817,999
Corporate Bonds	—	323,048,631	—	323,048,631
Convertible Bonds	—	781,466,071	—	781,466,071
Bank Loans	—	67,267,337	—	67,267,337
U.S. Government and Agency Security	—	660,898	—	660,898
Common Stocks	8,971,856	—	—	8,971,856
Convertible Preferred Stocks	112,650,632	—	—	112,650,632
Preferred Stocks	1,224,054	—	—	1,224,054
Warrants	10	—	—	10
Exchange-Traded Purchased Options	524,358	—	—	524,358
Total	$123,370,910	$1,173,260,936	$—	$1,296,631,846

See accompanying Notes to Schedule of Investments

13

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
955,000	SVC ABS LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $909,641)	$919,046

Corporate Bonds (13.0%)
	Airlines (0.1%)
906,154	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	904,188
225,383	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	225,678
1,042,440	American Airlines Pass-Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	984,970
937,495	British Airways Pass-Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	893,508
238,985	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	240,108
1,068,379	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	1,073,454
306,084	United Airlines Pass-Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	296,871
		4,618,777
	Communication Services (1.1%)
1,415,000	APi Group DE, Inc.*
	4.750%, 10/15/29	1,370,413
615,000	Bell Telephone Co. of Canada or Bell Canada‡
	7.000%, 09/15/55
	5 yr. CMT + 2.36%	625,012
1,070,000	Cincinnati Bell Telephone Co. LLC
	6.300%, 12/01/28	1,049,574
	Clear Channel Outdoor Holdings, Inc.*
666,000	7.500%, 03/15/33	664,541
600,000	7.875%, 04/01/30	618,018
530,000	9.000%, 09/15/28	555,493
1,665,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	1,692,556
	CSC Holdings LLC*
2,000,000	4.625%, 12/01/30	937,820
1,960,000	4.500%, 11/15/31	1,308,809
1,046,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	1,040,582
1,795,000	Frontier California, Inc.
	6.750%, 05/15/27	1,829,554
298,000	Frontier Communications Holdings LLC*
	8.750%, 05/15/30	312,635
1,933,000	Frontier Florida LLC
	6.860%, 02/01/28	2,018,245
1,785,000	Frontier North, Inc.
	6.730%, 02/15/28	1,842,066
1,030,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.*
	3.500%, 03/01/29	967,953
	Gray Media, Inc.*
605,000	7.250%, 08/15/33	602,181
600,000	5.375%, 11/15/31^	443,658
1,210,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	1,120,291
	iHeartCommunications, Inc.*
600,000	10.875%, 05/01/30	300,708
400,500	7.750%, 08/15/30	313,888
515,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	395,685
	Lumen Technologies, Inc.
900,000	7.600%, 09/15/39	770,643
885,000	10.000%, 10/15/32*	900,470
	Paramount Global
1,160,000	4.900%, 08/15/44	914,474
286,000	6.375%, 03/30/62‡
	5 yr. CMT + 4.00%	282,236
419,000	Qwest Corp.
	7.250%, 09/15/25	419,436
	Rogers Communications, Inc.‡
1,215,000	7.125%, 04/15/55
	5 yr. CMT + 2.62%	1,240,345
840,000	7.000%, 04/15/55
	5 yr. CMT + 2.65%	860,387
155,000	5.250%, 03/15/82*^
	5 yr. CMT + 3.59%	153,396
	Scripps Escrow II, Inc.*
591,000	3.875%, 01/15/29^	525,340
295,000	5.375%, 01/15/31	217,831
385,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	385,000
605,000	Sinclair Television Group, Inc.*
	8.125%, 02/15/33	619,012
	Sirius XM Radio LLC*
1,498,000	3.875%, 09/01/31^	1,322,344
895,000	5.500%, 07/01/29	884,555
585,000	3.125%, 09/01/26	572,411
591,000	Telesat Canada/Telesat LLC*
	4.875%, 06/01/27	368,081
	TELUS Corp.‡
680,000	6.625%, 10/15/55
	5 yr. CMT + 2.77%	689,071
80,000	7.000%, 10/15/55
	5 yr. CMT + 2.71%	81,235
	Time Warner Cable LLC
900,000	6.550%, 05/01/37	926,622
480,000	7.300%, 07/01/38	518,674
466,000	U.S. Cellular Corp.
	6.700%, 12/15/33	492,795
	Univision Communications, Inc.*
605,000	8.500%, 07/31/31	615,243
601,000	8.000%, 08/15/28	617,912
125,000	Vodafone Group PLC‡
	7.000%, 04/04/79
	5 yr. USD Swap + 4.87%	130,982
		34,518,177

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Consumer Discretionary (2.6%)
1,800,000	Adams Homes, Inc.*
	9.250%, 10/15/28	$1,864,926
	Adient Global Holdings Ltd.*^
1,625,000	8.250%, 04/15/31	1,699,717
605,000	7.500%, 02/15/33	617,427
	Advance Auto Parts, Inc.*
538,000	7.000%, 08/01/30	541,110
303,000	7.375%, 08/01/33	304,591
2,105,000	Aptiv Swiss Holdings Ltd.‡
	6.875%, 12/15/54
	5 yr. CMT + 3.39%	2,123,187
	Ashton Woods USA LLC/Ashton Woods Finance Co.*
1,043,000	4.625%, 08/01/29	992,811
605,000	6.875%, 08/01/33	604,770
	Bath & Body Works, Inc.
1,577,000	6.694%, 01/15/27	1,617,907
875,000	6.875%, 11/01/35	901,740
460,000	6.625%, 10/01/30*	471,486
800,000	Beach Acquisition Bidco LLC*
	10.000%, 07/15/33	834,984
	Caesars Entertainment, Inc.*
1,040,000	6.000%, 10/15/32^	1,004,848
728,000	4.625%, 10/15/29^	688,754
460,000	7.000%, 02/15/30	474,941
	Carnival Corp.*
601,000	4.000%, 08/01/28	584,178
75,000	7.000%, 08/15/29^	78,892
	CCO Holdings LLC/CCO Holdings Capital Corp.*
2,650,000	4.750%, 03/01/30	2,518,533
2,430,000	5.125%, 05/01/27	2,411,483
2,110,000	4.500%, 08/15/30	1,976,226
1,370,000	6.375%, 09/01/29	1,383,303
1,198,000	4.250%, 02/01/31	1,093,966
620,000	5.000%, 02/01/28	609,057
596,000	4.750%, 02/01/32	550,865
	Churchill Downs, Inc.*
600,000	6.750%, 05/01/31	613,506
596,000	5.750%, 04/01/30	595,327
	Dana, Inc.
1,201,000	4.500%, 02/15/32^	1,172,596
985,000	4.250%, 09/01/30	969,870
	DISH DBS Corp.
588,000	5.125%, 06/01/29	431,604
443,000	7.375%, 07/01/28	340,623
1,200,000	DISH Network Corp.*
	11.750%, 11/15/27	1,250,760
1,675,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	1,655,469
800,000	Flutter Treasury DAC*
	5.875%, 06/04/31	806,464
1,240,000	Ford Motor Co.^
	6.100%, 08/19/32	1,241,872
	Ford Motor Credit Co. LLC
1,885,000	4.000%, 11/13/30	1,733,126
1,555,000	7.200%, 06/10/30	1,635,409
1,450,000	5.113%, 05/03/29	1,418,520
600,000	General Motors Co.
	5.200%, 04/01/45	521,772
	General Motors Financial Co., Inc.‡
310,000	5.700%, 09/30/30^
	5 yr. CMT + 5.00%	303,676
155,000	6.500%, 09/30/28
	3 mo. USD LIBOR + 3.44%	152,410
	goeasy Ltd.*
2,100,000	9.250%, 12/01/28	2,223,711
1,079,000	7.625%, 07/01/29	1,112,147
	Goodyear Tire & Rubber Co.
1,800,000	5.625%, 04/30/33^	1,690,884
635,000	5.250%, 07/15/31	603,949
	Group 1 Automotive, Inc.*
775,000	6.375%, 01/15/30	791,779
511,000	4.000%, 08/15/28	493,151
1,655,000	Kohl's Corp.
	5.550%, 07/17/45	932,079
1,175,000	Liberty Interactive LLC
	8.250%, 02/01/30	162,432
1,210,000	Life Time, Inc.*
	6.000%, 11/15/31	1,220,128
600,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	625,860
450,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	469,400
767,000	Lindblad Expeditions LLC*
	6.750%, 02/15/27	769,470
780,000	M/I Homes, Inc.
	3.950%, 02/15/30	727,670
	Macy's Retail Holdings LLC
1,515,000	4.300%, 02/15/43	1,002,930
934,000	6.700%, 07/15/34*	805,528
2,350,000	MGM Resorts International^
	6.500%, 04/15/32	2,389,574
1,518,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	1,463,823
	Newell Brands, Inc.
605,000	8.500%, 06/01/28*	635,262
605,000	6.625%, 05/15/32^	579,378
600,000	Nordstrom, Inc.
	5.000%, 01/15/44	407,214
	Patrick Industries, Inc.*
1,028,000	4.750%, 05/01/29	997,859
605,000	6.375%, 11/01/32	605,351
1,370,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	1,270,469
1,670,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	1,009,849
600,000	QVC, Inc.
	5.450%, 08/15/34	263,784
600,000	Raising Cane's Restaurants LLC*
	9.375%, 05/01/29	634,248
	Rite Aid Corp.
1,974,000	0.000%, 11/15/26*@	2
386,183	15.000%, 08/30/31@	1,931
358,947	0.000%, 10/18/25*	—
281,198	15.000%, 08/30/31@!!	1,406
129,731	0.000%, 08/30/31*@!!	9,730
122,236	Rite Aid Note Holder Trust Bond
	0.000%, 08/30/34	—
1,210,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	1,222,935
	Royal Caribbean Cruises Ltd.*
151,000	5.625%, 09/30/31	152,182

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
150,000	6.250%, 03/15/32	$153,951
1,065,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed*
	4.625%, 03/01/29	1,008,949
1,800,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	1,834,866
900,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
	5.250%, 07/15/29	875,745
748,000	Sonic Automotive, Inc.*
	4.625%, 11/15/29	720,234
837,000	Speedway Motorsports LLC/Speedway Funding II, Inc.*
	4.875%, 11/01/27	828,856
920,000	Staples, Inc.*
	10.750%, 09/01/29	862,822
1,270,000	Station Casinos LLC*
	4.500%, 02/15/28	1,241,933
1,200,000	STL Holding Co. LLC*
	8.750%, 02/15/29	1,249,224
605,000	Under Armour, Inc.*
	7.250%, 07/15/30	619,774
300,000	Viking Cruises Ltd.*
	9.125%, 07/15/31	322,914
605,000	Voyager Parent LLC*
	9.250%, 07/01/32	640,604
1,210,000	Whirlpool Corp.
	6.500%, 06/15/33	1,193,713
1,200,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	1,163,892
		78,786,298
	Consumer Staples (0.7%)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
1,925,000	4.625%, 01/15/27	1,912,218
900,000	5.875%, 02/15/28	900,792
1,225,000	Amneal Pharmaceuticals LLC*
	6.875%, 08/01/32	1,244,000
600,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.*
	8.375%, 06/15/32	619,176
	Brink's Co.*
600,000	6.750%, 06/15/32	618,624
600,000	6.500%, 06/15/29	614,874
1,358,000	Central Garden & Pet Co.*
	4.125%, 04/30/31	1,259,341
1,349,000	Edgewell Personal Care Co.*
	4.125%, 04/01/29	1,277,705
	Energizer Holdings, Inc.*
1,641,000	4.375%, 03/31/29	1,557,621
298,000	6.500%, 12/31/27^	302,470
320,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	5.750%, 04/01/33	328,253
290,000	Land O' Lakes, Inc.*
	7.000%, 09/18/28	241,448
	MPH Acquisition Holdings LLC*
1,007,605	6.750%, 03/31/31
	0.750% PIK Rate	782,980
490,730	5.750%, 12/31/30	404,268
751,000	New Albertsons LP
	7.750%, 06/15/26	766,493
800,000	Opal Bidco SAS*
	6.500%, 03/31/32	809,856
	Performance Food Group, Inc.*
1,192,000	4.250%, 08/01/29	1,147,276
303,000	6.125%, 09/15/32	308,233
900,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	860,589
	Post Holdings, Inc.*
1,200,000	6.250%, 02/15/32	1,223,700
900,000	6.375%, 03/01/33	902,529
1,124,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	1,029,640
910,000	RR Donnelley & Sons Co.*
	9.500%, 08/01/29	930,903
1,015,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	1,012,290
		21,055,279
	Energy (1.7%)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.*
1,210,000	6.625%, 10/15/32	1,231,683
302,000	6.625%, 07/15/33	306,536
	Buckeye Partners LP
903,000	6.750%, 02/01/30*	936,474
600,000	5.850%, 11/15/43	534,900
452,000	6.875%, 07/01/29*	465,492
	Civitas Resources, Inc.*
1,166,000	8.750%, 07/01/31	1,180,948
611,000	9.625%, 06/15/33	628,633
900,000	Continental Resources, Inc.
	4.900%, 06/01/44	707,571
921,000	DT Midstream, Inc.*
	4.125%, 06/15/29	887,890
	Enbridge, Inc.‡
902,000	7.375%, 03/15/55
	5 yr. CMT + 3.12%	941,201
760,000	7.200%, 06/27/54
	5 yr. CMT + 2.97%	785,171
395,000	5.750%, 07/15/80
	5 yr. CMT + 5.31%	391,785
350,000	7.375%, 01/15/83
	5 yr. CMT + 3.71%	361,522
1,502,000	Encino Acquisition Partners Holdings LLC*
	8.750%, 05/01/31	1,661,497
	Energy Transfer LP‡
1,110,000	7.575%, 11/01/66^
	3 mo. USD Term SOFR + 3.28%	1,107,758
1,015,000	6.500%, 11/15/26
	5 yr. CMT + 5.69%	1,020,897
765,000	7.125%, 10/01/54^
	5 yr. CMT + 2.83%	785,089
155,000	8.000%, 05/15/54
	5 yr. CMT + 4.02%	165,314
	Enterprise Products Operating LLC‡
80,000	5.250%, 08/16/77
	3 mo. USD Term SOFR + 3.29%	79,298
75,000	7.573%, 08/16/77
	3 mo. USD Term SOFR + 3.25%	75,084
	Genesis Energy LP/Genesis Energy Finance Corp.
885,000	8.875%, 04/15/30	936,684
605,000	8.000%, 05/15/33	627,736

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,700,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	$1,730,651
1,200,000	Howard Midstream Energy Partners LLC*
	7.375%, 07/15/32	1,241,868
1,210,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	1,223,661
1,207,000	Matador Resources Co.*
	6.500%, 04/15/32	1,210,790
450,000	Nabors Industries Ltd.*^
	7.500%, 01/15/28	415,854
1,287,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	1,275,816
910,000	New Fortress Energy, Inc.*^
	6.500%, 09/30/26	318,891
1,255,000	Oceaneering International, Inc.
	6.000%, 02/01/28	1,264,036
745,000	ONEOK, Inc.*
	6.500%, 09/01/30	795,407
1,815,000	Parkland Corp.*
	6.625%, 08/15/32	1,854,095
	Permian Resources Operating LLC*
1,155,000	7.000%, 01/15/32	1,194,559
303,000	6.250%, 02/01/33	304,851
1,390,000	Plains All American Pipeline LP‡
	8.698%, 08/30/25
	3 mo. USD Term SOFR + 4.37%	1,394,601
	South Bow Canadian Infrastructure Holdings Ltd.*‡
1,450,000	7.625%, 03/01/55
	5 yr. CMT + 3.95%	1,498,807
85,000	7.500%, 03/01/55
	5 yr. CMT + 3.67%	88,351
1,658,000	Summit Midstream Holdings LLC*
	8.625%, 10/31/29	1,688,806
605,000	Sunoco LP*
	6.250%, 07/01/33	613,216
1,970,000	TGNR Intermediate Holdings LLC*
	5.500%, 10/15/29	1,921,164
	Transocean, Inc.*
1,662,400	8.750%, 02/15/30	1,724,707
1,215,000	8.250%, 05/15/29	1,148,928
	Venture Global Calcasieu Pass LLC*
300,000	4.125%, 08/15/31	277,230
300,000	3.875%, 08/15/29	283,347
	Venture Global LNG, Inc.*
3,035,000	9.000%, 09/30/29‡
	5 yr. CMT + 5.44%	3,037,640
1,505,000	8.375%, 06/01/31	1,556,516
900,000	8.125%, 06/01/28	932,247
635,000	7.000%, 01/15/30^	644,557
600,000	9.875%, 02/01/32	647,826
600,000	9.500%, 02/01/29	654,516
	Venture Global Plaquemines LNG LLC*
1,210,000	6.500%, 01/15/34	1,245,078
151,000	6.750%, 01/15/36	155,379
1,210,000	Vital Energy, Inc.
	9.750%, 10/15/30	1,137,751
1,200,000	VOC Escrow Ltd.*
	5.000%, 02/15/28	1,189,992
1,260,000	Weatherford International Ltd.*
	8.625%, 04/30/30	1,296,011
1,061,000	Wildfire Intermediate Holdings LLC*
	7.500%, 10/15/29	1,057,668
		52,843,980
	Financials (2.5%)
1,002,000	Acrisure LLC/Acrisure Finance, Inc.*
	8.250%, 02/01/29	1,036,559
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust‡^
1,300,000	6.950%, 03/10/55
	5 yr. CMT + 2.72%	1,358,266
170,000	6.500%, 01/31/56
	5 yr. CMT + 2.44%	172,644
255,000	Aircastle Ltd.*‡
	5.250%, 06/15/26
	5 yr. CMT + 4.41%	253,516
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer*
1,210,000	7.375%, 10/01/32	1,244,848
1,210,000	6.500%, 10/01/31	1,229,517
200,000	Allianz SE*‡
	5.600%, 09/03/54
	5 yr. CMT + 2.77%	200,826
140,000	Allstate Corp.‡
	7.526%, 08/15/53
	3 mo. USD Term SOFR + 3.20%	140,857
	Ally Financial, Inc.‡
2,082,000	4.700%, 05/15/26
	5 yr. CMT + 3.87%	2,031,470
850,000	4.700%, 05/15/28
	7 yr. CMT + 3.48%	776,704
1,265,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	1,229,593
610,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.*
	7.500%, 07/15/33	612,836
460,000	ARES Finance Co. III LLC*‡
	4.125%, 06/30/51
	5 yr. CMT + 3.24%	450,119
1,245,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	1,243,083
350,000	AXIS Specialty Finance LLC‡
	4.900%, 01/15/40
	5 yr. CMT + 3.19%	336,770
1,210,000	Azorra Finance Ltd.*
	7.250%, 01/15/31	1,236,293
1,200,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	1,239,540
	Bank of America Corp.‡
325,000	6.625%, 05/01/30
	5 yr. CMT + 2.68%	333,902
304,000	6.125%, 04/27/27^
	5 yr. CMT + 3.23%	307,511
428,000	Bank of New York Mellon Corp.‡
	4.700%, 09/20/25
	5 yr. CMT + 4.36%	427,568
100,000	Beacon Funding Trust*^
	6.266%, 08/15/54	99,007

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,210,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	$1,281,862
1,250,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	1,322,437
	BP Capital Markets PLC‡
285,000	4.375%, 09/22/25
	5 yr. CMT + 4.04%	284,564
280,000	4.875%, 03/22/30
	5 yr. CMT + 4.40%	276,500
600,000	Brandywine Operating Partnership LP
	8.875%, 04/12/29	645,198
907,000	Bread Financial Holdings, Inc.*‡
	8.375%, 06/15/35
	5 yr. CMT + 4.30%	938,246
2,079,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	2,066,526
930,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC*
	4.500%, 04/01/27	904,909
1,200,000	Burford Capital Global Finance LLC*
	6.875%, 04/15/30	1,198,488
	Capital One Financial Corp.‡
573,000	3.950%, 09/01/26^
	5 yr. CMT + 3.16%	560,308
275,000	5.500%, 10/30/27
	3 mo. USD Term SOFR + 3.34%	272,825
	Charles Schwab Corp.‡
147,000	4.000%, 12/01/30
	10 yr. CMT + 3.08%	134,479
135,000	4.000%, 06/01/26
	5 yr. CMT + 3.17%	133,109
	Citigroup, Inc.‡
509,000	3.875%, 02/18/26
	5 yr. CMT + 3.42%	503,314
170,000	6.950%, 02/15/30
	5 yr. CMT + 2.73%	172,016
165,000	6.875%, 08/15/30	166,805
155,000	7.200%, 05/15/29
	5 yr. CMT + 2.91%	159,852
150,000	7.625%, 11/15/28
	5 yr. CMT + 3.21%	156,773
150,000	4.000%, 12/10/25
	5 yr. CMT + 3.60%	149,192
	Citizens Financial Group, Inc.‡
450,000	4.000%, 10/06/26
	5 yr. CMT + 3.22%	438,471
155,000	5.650%, 10/06/25
	5 yr. CMT + 5.31%	155,149
	Corebridge Financial, Inc.‡
1,340,000	6.375%, 09/15/54
	5 yr. CMT + 2.65%	1,340,308
145,000	6.875%, 12/15/52
	5 yr. CMT + 3.85%	149,273
	Credit Acceptance Corp.*
800,000	9.250%, 12/15/28	846,744
538,000	6.625%, 03/15/30	545,010
1,205,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	1,293,351
250,000	Depository Trust & Clearing Corp.*‡
	3.375%, 06/20/26
	5 yr. CMT + 2.61%	242,470
335,000	Enstar Finance LLC‡
	5.500%, 01/15/42
	5 yr. CMT + 4.01%	330,236
690,000	Enstar Group Ltd.*‡^
	7.500%, 04/01/45
	5 yr. CMT + 3.19%	712,708
605,000	Fifth Third Bancorp‡
	4.500%, 09/30/25
	5 yr. CMT + 4.22%	604,256
70,000	First Citizens BancShares, Inc.‡
	8.552%, 01/04/27
	3 mo. USD Term SOFR + 4.23%	72,451
	GGAM Finance Ltd.*
1,350,000	8.000%, 02/15/27	1,391,499
605,000	5.875%, 03/15/30	608,170
	Goldman Sachs Group, Inc.‡
310,000	7.186%, 02/10/26^
	5 yr. CMT + 2.85%	311,621
153,000	4.125%, 11/10/26
	5 yr. CMT + 2.95%	149,995
149,000	7.500%, 02/10/29
	5 yr. CMT + 3.16%	157,691
85,000	7.500%, 05/10/29
	5 yr. CMT + 2.81%	89,062
655,000	HAT Holdings I LLC/HAT Holdings II LLC*^
	8.000%, 06/15/27	679,595
	HUB International Ltd.*
1,785,000	5.625%, 12/01/29	1,774,611
900,000	7.375%, 01/31/32	937,755
	Huntington Bancshares, Inc.‡
350,000	4.450%, 10/15/27^
	7 yr. CMT + 4.05%	344,687
210,000	5.625%, 07/15/30
	10 yr. CMT + 4.95%	214,622
1,865,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	1,856,719
	Jefferies Finance LLC/JFIN Co-Issuer Corp.*
1,525,000	5.000%, 08/15/28	1,472,235
1,175,000	6.625%, 10/15/31	1,171,064
630,000	JPMorgan Chase & Co.‡^
	3.650%, 06/01/26
	5 yr. CMT + 2.85%	620,770
320,000	KeyCorp‡
	5.000%, 09/15/26
	3 mo. USD Term SOFR + 3.87%	316,275
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.*
750,000	7.000%, 07/15/31	785,865
741,000	4.750%, 06/15/29	720,178
	Level 3 Financing, Inc.*
920,420	10.000%, 10/15/32	928,612
600,000	3.875%, 10/15/30	520,398
620,000	Liberty Mutual Group, Inc.*‡
	4.125%, 12/15/51
	5 yr. CMT + 3.32%	604,314
	M&T Bank Corp.‡
85,000	5.125%, 11/01/26
	3 mo. USD Term SOFR + 3.78%	84,548
80,000	7.304%, 02/01/26
	5 yr. CMT + 3.17%	80,806
1,200,000	Macquarie Airfinance Holdings Ltd.*
	8.125%, 03/30/29	1,253,016

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,001,000	MetLife, Inc.
	6.400%, 12/15/66	$2,085,222
600,000	Newmark Group, Inc.
	7.500%, 01/12/29	637,536
230,000	Northern Trust Corp.‡^
	4.600%, 10/01/26
	3 mo. USD Term SOFR + 3.46%	228,197
	OneMain Finance Corp.
820,000	3.875%, 09/15/28	782,559
600,000	7.500%, 05/15/31	625,842
1,145,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer*
	7.000%, 02/01/30	1,174,072
442,000	PartnerRe Finance B LLC‡
	4.500%, 10/01/50
	5 yr. CMT + 3.82%	412,536
	PNC Financial Services Group, Inc.‡
315,000	3.400%, 09/15/26
	5 yr. CMT + 2.60%	304,196
140,000	6.200%, 09/15/27^
	5 yr. CMT + 3.24%	142,006
140,000	6.000%, 05/15/27
	5 yr. CMT + 3.00%	140,552
1,512,000	Provident Funding Associates LP/PFG Finance Corp.*
	9.750%, 09/15/29	1,584,848
1,200,000	RHP Hotel Properties LP/RHP Finance Corp.*
	6.500%, 04/01/32	1,227,264
	Rocket Cos., Inc.*
907,000	6.375%, 08/01/33	925,838
605,000	6.125%, 08/01/30	614,190
1,094,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*
	3.875%, 03/01/31	1,009,729
915,000	Saks Global Enterprises LLC*
	11.000%, 12/15/29	216,745
900,000	Service Properties Trust
	8.375%, 06/15/29	935,505
	Starwood Property Trust, Inc.*
1,210,000	6.000%, 04/15/30	1,222,850
605,000	6.500%, 07/01/30	622,860
160,000	State Street Corp.‡
	6.700%, 09/15/29
	5 yr. CMT + 2.63%	166,606
309,000	Stonex Escrow Issuer LLC*
	6.875%, 07/15/32	314,939
1,500,000	StoneX Group, Inc.*
	7.875%, 03/01/31	1,579,920
1,210,000	TrueNoord Capital DAC*
	8.750%, 03/01/30	1,254,903
	Truist Financial Corp.‡
295,000	6.669%, 09/01/25
	5 yr. CMT + 3.00%	295,510
285,000	4.950%, 09/01/25
	5 yr. CMT + 4.61%	284,687
108,000	5.100%, 03/01/30
	10 yr. CMT + 4.35%	106,577
	U.S. Bancorp‡^
320,000	5.300%, 04/15/27
	3 mo. USD Term SOFR + 3.18%	319,338
85,000	3.700%, 01/15/27
	5 yr. CMT + 2.54%	81,984
	United Wholesale Mortgage LLC*
1,383,000	5.500%, 04/15/29	1,354,026
600,000	5.750%, 06/15/27	600,642
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC*
600,000	6.500%, 02/15/29^	584,220
589,000	10.500%, 02/15/28	622,962
600,000	VFH Parent LLC/Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	624,792
	Wells Fargo & Co.‡
620,000	3.900%, 03/15/26
	5 yr. CMT + 3.45%	614,333
560,000	7.625%, 09/15/28
	5 yr. CMT + 3.61%	598,903
1,210,000	XHR LP*
	6.625%, 05/15/30	1,230,872
		76,621,128
	Health Care (0.8%)
605,000	Acadia Healthcare Co., Inc.*^
	7.375%, 03/15/33	623,634
	CHS/Community Health Systems, Inc.*
2,392,000	6.125%, 04/01/30	1,696,765
900,000	10.875%, 01/15/32	944,622
663,000	6.875%, 04/15/29^	520,488
149,000	5.250%, 05/15/30	130,549
	DaVita, Inc.*
1,395,000	3.750%, 02/15/31	1,266,409
1,326,000	4.625%, 06/01/30	1,266,582
1,175,000	6.875%, 09/01/32	1,209,463
	Embecta Corp.*
894,000	5.000%, 02/15/30	811,234
298,000	6.750%, 02/15/30	287,180
	Encompass Health Corp.
600,000	4.750%, 02/01/30	586,740
600,000	4.500%, 02/01/28	591,414
1,246,000	HCA, Inc.
	7.500%, 11/06/33	1,413,026
681,000	IQVIA, Inc.*
	6.250%, 06/01/32	698,842
350,000	Jazz Securities DAC*
	4.375%, 01/15/29	338,839
	Medline Borrower LP*
1,484,000	5.250%, 10/01/29	1,456,531
1,480,000	3.875%, 04/01/29	1,412,038
150,000	Medline Borrower LP/Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	153,323
	Organon & Co./Organon Foreign Debt Co-Issuer BV*
2,200,000	5.125%, 04/30/31^	1,904,276
500,000	4.125%, 04/30/28	473,810
	Tenet Healthcare Corp.
2,710,000	6.250%, 02/01/27	2,714,038
1,575,000	6.875%, 11/15/31	1,679,312
1,520,000	Teva Pharmaceutical Finance Netherlands III BV^
	5.125%, 05/09/29	1,520,851
		23,699,966
	Industrials (1.3%)
1,200,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	1,232,472
1,355,000	ACCO Brands Corp.*
	4.250%, 03/15/29	1,201,085

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Air Lease Corp.‡
1,520,000	4.125%, 12/15/26
	5 yr. CMT + 3.15%	$1,487,898
320,000	4.650%, 06/15/26
	5 yr. CMT + 4.08%	317,536
	Arcosa, Inc.*
670,000	4.375%, 04/15/29	646,590
605,000	6.875%, 08/15/32	625,939
3,328,823	ARD Finance SA*
	6.500%, 06/30/27
	7.250% PIK rate	248,630
	Bombardier, Inc.*
600,000	8.750%, 11/15/30	646,686
450,000	7.000%, 06/01/32^	466,384
376,000	7.250%, 07/01/31^	392,792
300,000	6.750%, 06/15/33	310,002
62,000	7.875%, 04/15/27	62,260
1,191,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	1,144,706
1,900,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	1,898,366
295,000	Delta Air Lines, Inc./SkyMiles IP Ltd.*
	4.750%, 10/20/28	295,416
	Deluxe Corp.*
1,565,000	8.000%, 06/01/29	1,503,777
305,000	8.125%, 09/15/29	313,753
	EnerSys*
600,000	6.625%, 01/15/32	617,016
575,000	4.375%, 12/15/27	565,288
	EquipmentShare.com, Inc.*
450,000	8.625%, 05/15/32	479,295
450,000	8.000%, 03/15/33	470,470
1,213,000	Graham Packaging Co., Inc.*
	7.125%, 08/15/28	1,211,108
	Graphic Packaging International LLC*
750,000	4.750%, 07/15/27	739,185
551,000	3.500%, 03/01/29	518,370
1,303,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	1,236,495
	Herc Holdings, Inc.*
1,500,000	5.500%, 07/15/27	1,495,650
605,000	7.250%, 06/15/33	627,228
605,000	7.000%, 06/15/30	625,352
600,000	6.625%, 06/15/29	614,736
	JELD-WEN, Inc.*
900,000	7.000%, 09/01/32	677,016
320,000	4.875%, 12/15/27^	303,738
1,940,000	Ken Garff Automotive LLC*
	4.875%, 09/15/28	1,890,705
722,000	Moog, Inc.*
	4.250%, 12/15/27	706,462
1,140,000	Novelis Corp.*
	4.750%, 01/30/30	1,093,363
1,210,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	1,242,404
	Sealed Air Corp.*
300,000	6.500%, 07/15/32^	309,465
298,000	5.000%, 04/15/29	293,885
	Sealed Air Corp./Sealed Air Corp. U.S.*
933,000	6.125%, 02/01/28	942,582
300,000	7.250%, 02/15/31	312,033
650,000	Sensata Technologies BV*
	4.000%, 04/15/29	618,566
	Sensata Technologies, Inc.*
593,000	3.750%, 02/15/31	541,023
300,000	6.625%, 07/15/32	307,503
	Standard Building Solutions, Inc.*
605,000	6.250%, 08/01/33	611,092
305,000	6.500%, 08/15/32	311,676
549,000	Standard Industries, Inc.*
	5.000%, 02/15/27	549,209
100,000	Stanley Black & Decker, Inc.‡
	6.707%, 03/15/60
	5 yr. CMT + 2.66%	97,479
	TransDigm, Inc.*
1,295,000	6.875%, 12/15/30	1,343,278
900,000	6.750%, 08/15/28	918,954
450,000	7.125%, 12/01/31	469,008
298,000	6.625%, 03/01/32	306,743
641,000	Wabash National Corp.*
	4.500%, 10/15/28	574,701
1,212,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	1,258,941
	Williams Scotsman, Inc.*
703,000	4.625%, 08/15/28	691,928
600,000	7.375%, 10/01/31	626,742
450,000	6.625%, 06/15/29	462,015
		39,454,996
	Information Technology (0.5%)
605,000	CACI International, Inc.*
	6.375%, 06/15/33	620,022
692,000	Coherent Corp.*
	5.000%, 12/15/29	677,710
524,000	Dell International LLC/EMC Corp.
	6.020%, 06/15/26	528,548
596,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	610,101
	Fair Isaac Corp.*
586,000	4.000%, 06/15/28	566,615
454,000	6.000%, 05/15/33	457,083
1,315,000	KBR, Inc.*
	4.750%, 09/30/28	1,269,606
	NCL Corp. Ltd.*
605,000	6.750%, 02/01/32	621,831
600,000	8.125%, 01/15/29	631,308
886,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	855,779
600,000	Open Text Corp.*
	6.900%, 12/01/27	619,746
447,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	407,418
1,035,000	Playtika Holding Corp.*
	4.250%, 03/15/29	949,623
1,645,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	1,567,915
	Twilio, Inc.
830,000	3.625%, 03/15/29	786,674
298,000	3.875%, 03/15/31	277,158
450,000	UKG, Inc.*
	6.875%, 02/01/31	462,794
1,780,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	1,651,021
1,200,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	1,230,684

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,355,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.*
	3.875%, 02/01/29	$1,274,662
		16,066,298
	Materials (0.6%)
1,210,000	Avient Corp.*
	6.250%, 11/01/31	1,215,421
1,310,000	Capstone Copper Corp.*
	6.750%, 03/31/33	1,334,929
610,000	Celanese U.S. Holdings LLC
	6.879%, 07/15/32	631,820
1,208,000	Century Aluminum Co.*
	6.875%, 08/01/32	1,220,684
	Chemours Co.*
1,030,000	8.000%, 01/15/33	959,012
897,000	4.625%, 11/15/29	761,114
2,185,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	2,062,138
900,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	878,688
450,000	Constellium SE*^
	6.375%, 08/15/32	456,309
2,080,000	FMC Corp.‡
	8.450%, 11/01/55
	5 yr. CMT + 4.37%	2,152,904
1,210,000	JW Aluminum Continuous Cast Co.*
	10.250%, 04/01/30	1,254,298
1,200,000	Knife River Corp.*
	7.750%, 05/01/31	1,260,504
	Mercer International, Inc.
1,266,000	5.125%, 02/01/29	1,021,016
600,000	12.875%, 10/01/28*	605,652
1,375,000	OCI NV*
	6.700%, 03/16/33	1,531,530
1,328,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	1,290,697
1,210,000	Terex Corp.*
	6.250%, 10/15/32	1,212,710
500,650	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC*
	7.625%, 05/03/29	292,199
		20,141,625
	Other (0.5%)
1,680,000	1261229 BC Ltd.*
	10.000%, 04/15/32	1,711,550
1,200,000	Alumina Pty. Ltd.*
	6.375%, 09/15/32	1,217,976
457,984	Claritev Corp.*
	6.750%, 03/31/31
	0.750% PIK Rate	334,603
	EchoStar Corp.
1,830,045	10.750%, 11/30/29	1,930,935
1,268,771	6.750%, 11/30/30
	6.750% Cash or PIK	1,204,064
325,000	Everest Reinsurance Holdings, Inc.‡
	6.973%, 05/01/67
	3 mo. USD Term SOFR + 2.65%	314,373
625,000	Gen Digital, Inc.*
	6.750%, 09/30/27	636,238
600,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC*
	8.250%, 04/15/30	622,074
1,210,000	New Gold, Inc.*
	6.875%, 04/01/32	1,242,972
575,000	Nissan Motor Acceptance Co. LLC*
	7.050%, 09/15/28	592,503
1,210,000	Olin Corp.*
	6.625%, 04/01/33	1,178,964
775,000	Reinsurance Group of America, Inc.‡
	6.650%, 09/15/55
	5 yr. CMT + 2.39%	776,015
1,210,000	Rfna LP*
	7.875%, 02/15/30	1,233,958
1,210,000	Stonepeak Nile Parent LLC*
	7.250%, 03/15/32	1,271,698
		14,267,923
	Real Estate (0.1%)
605,000	Forestar Group, Inc.*
	6.500%, 03/15/33	608,055
780,000	Global Net Lease, Inc.*^
	4.500%, 09/30/28	752,341
1,777,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
	3.750%, 12/15/27	1,698,404
		3,058,800
	Special Purpose Acquisition Companies (0.1%)
300,000	Clydesdale Acquisition Holdings, Inc.*
	6.750%, 04/15/32	307,320
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.*
1,195,000	6.750%, 01/15/30^	1,125,332
596,000	4.625%, 01/15/29	566,891
		1,999,543
	Utilities (0.4%)
	AES Corp.‡
455,000	6.950%, 07/15/55
	5 yr. CMT + 2.89%	439,566
309,000	7.600%, 01/15/55
	5 yr. CMT + 3.20%	313,323
245,000	Algonquin Power & Utilities Corp.‡
	4.750%, 01/18/82
	5 yr. CMT + 3.25%	238,463
	American Electric Power Co., Inc.‡
85,000	3.875%, 02/15/62
	5 yr. CMT + 2.68%	82,135
80,000	7.050%, 12/15/54^
	5 yr. CMT + 2.75%	83,730
80,000	6.950%, 12/15/54
	5 yr. CMT + 2.68%	84,537
	CenterPoint Energy, Inc.‡
75,000	7.000%, 02/15/55
	5 yr. CMT + 3.25%	78,395
75,000	6.850%, 02/15/55^
	5 yr. CMT + 2.95%	78,306
235,000	CMS Energy Corp.‡
	4.750%, 06/01/50
	5 yr. CMT + 4.12%	227,738

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Dominion Energy, Inc.‡
760,000	6.625%, 05/15/55
	5 yr. CMT + 2.21%	$779,821
162,000	6.875%, 02/01/55
	5 yr. CMT + 2.39%	169,593
133,000	4.350%, 01/15/27
	5 yr. CMT + 3.20%	130,653
	Duke Energy Corp.‡
1,525,000	6.450%, 09/01/54^
	5 yr. CMT + 2.59%	1,570,414
132,000	3.250%, 01/15/82
	5 yr. CMT + 2.32%	126,828
225,000	Emera, Inc.‡
	6.750%, 06/15/76
	3 mo. USD LIBOR + 5.44%	227,007
1,150,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 yr. CMT + 2.67%	1,193,516
1,070,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 yr. CMT + 2.56%	1,081,995
	National Rural Utilities Cooperative Finance Corp.‡
288,000	7.125%, 09/15/53
	5 yr. CMT + 3.53%	301,951
150,000	5.250%, 04/20/46
	3 mo. USD LIBOR + 3.63%	149,589
	NextEra Energy Capital Holdings, Inc.‡
160,000	6.750%, 06/15/54
	5 yr. CMT + 2.46%	167,016
160,000	3.800%, 03/15/82
	5 yr. CMT + 2.55%	154,098
155,000	6.700%, 09/01/54
	5 yr. CMT + 2.36%	160,064
1,064,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 yr. CMT + 2.45%	1,106,879
591,000	PPL Capital Funding, Inc.‡
	7.222%, 03/30/67
	3 mo. USD Term SOFR + 2.93%	587,755
	Sempra‡
220,000	4.875%, 10/15/25
	5 yr. CMT + 4.55%	219,327
80,000	6.400%, 10/01/54^
	5 yr. CMT + 2.63%	77,468
	Southern Co.‡
442,000	4.000%, 01/15/51
	5 yr. CMT + 3.73%	440,135
95,000	3.750%, 09/15/51
	5 yr. CMT + 2.92%	93,715
	Vistra Corp.*‡
625,000	7.000%, 12/15/26
	5 yr. CMT + 5.74%	631,662
340,000	8.000%, 10/15/26
	5 yr. CMT + 6.93%	347,279
		11,342,958
	Total Corporate Bonds
	(Cost $404,836,926)	398,475,748

Convertible Bonds (22.4%)
	Communication Services (4.2%)
9,730,000	AST SpaceMobile, Inc.*^
	2.375%, 10/15/32	10,254,447
36,305,000	DoorDash, Inc.*
	0.000%, 05/15/30	39,472,248
8,895,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	11,592,587
17,625,000	Live Nation Entertainment, Inc.*^
	2.875%, 01/15/30	18,981,244
	Uber Technologies, Inc.
14,800,000	0.000%, 12/15/25^	16,843,140
14,540,000	0.000%, 05/15/28*^	16,287,853
12,000,000	0.875%, 12/01/28	16,400,640
		129,832,159
	Consumer Discretionary (1.8%)
8,205,000	Airbnb, Inc.
	0.000%, 03/15/26	7,950,727
9,230,000	Alibaba Group Holding Ltd.
	0.500%, 06/01/31	12,270,639
11,003,000	Etsy, Inc.*
	1.000%, 06/15/30	11,100,707
3,765,000	Royal Caribbean Cruises Ltd.
	6.000%, 08/15/25	24,141,067
		55,463,140
	Consumer Staples (0.5%)
14,750,000	Oddity Finance LLC*
	0.000%, 06/15/30	15,569,215

	Financials (0.8%)
4,115,000	Federal Realty OP LP*
	3.250%, 01/15/29	4,058,666
11,275,000	Morgan Stanley Finance LLC
	1.000%, 11/23/27	21,549,907
		25,608,573
	Industrials (2.0%)
17,085,000	AeroVironment, Inc.
	0.000%, 07/15/30	19,243,177
3,085,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	10,181,241
4,660,000	Bloom Energy Corp.
	3.000%, 06/01/28	9,799,141
9,165,000	Fluor Corp.
	1.125%, 08/15/29	12,909,361
7,200,000	Tetra Tech, Inc.
	2.250%, 08/15/28	8,212,104
		60,345,024
	Information Technology (8.9%)
5,910,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	7,261,499
18,265,000	Cloudflare, Inc.*
	0.000%, 06/15/30	20,336,799
27,600,000	CyberArk Software Ltd.*
	0.000%, 06/15/30	28,414,476
11,255,000	Datadog, Inc.*^
	0.000%, 12/01/29	10,946,951
10,650,000	Guidewire Software, Inc.*
	1.250%, 11/01/29	12,232,270
4,543,000	Life360, Inc.*
	0.000%, 06/01/30	5,370,417
14,765,000	Lumentum Holdings, Inc.
	1.500%, 12/15/29	25,383,545

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
9,075,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	$9,490,091
9,120,000	Mirion Technologies, Inc.*
	0.250%, 06/01/30	10,792,061
19,935,000	MKS, Inc.^
	1.250%, 06/01/30	19,475,498
17,730,000	Nutanix, Inc.*
	0.500%, 12/15/29	20,038,091
4,895,000	PAR Technology Corp.
	1.500%, 10/15/27	5,319,152
9,810,000	Parsons Corp.^
	2.625%, 03/01/29	10,732,434
5,786,000	Rubrik, Inc.*
	0.000%, 06/15/30	6,213,817
13,100,000	Seagate HDD Cayman
	3.500%, 06/01/28	25,414,524
16,155,000	Snowflake, Inc.*^
	0.000%, 10/01/29	25,135,726
11,440,000	Spotify USA, Inc.
	0.000%, 03/15/26	14,512,555
6,605,000	Western Digital Corp.
	3.000%, 11/15/28	14,171,556
5,670,000	Wolfspeed, Inc.@
	1.875%, 12/01/29	1,747,097
		272,988,559
	Materials (0.1%)
638,000	Centrus Energy Corp.*
	2.250%, 11/01/30	1,521,719

	Real Estate (0.9%)
	Welltower OP LLC*
17,410,000	3.125%, 07/15/29^	24,122,077
2,155,000	2.750%, 05/15/28	3,747,631
		27,869,708
	Utilities (3.2%)
16,655,000	CMS Energy Corp.
	3.375%, 05/01/28	18,265,372
22,620,000	Duke Energy Corp.
	4.125%, 04/15/26	24,240,723
6,195,000	NextEra Energy Capital Holdings, Inc.
	3.000%, 03/01/27	7,069,548
20,355,000	PPL Capital Funding, Inc.
	2.875%, 03/15/28	22,735,721
24,400,000	Southern Co.
	4.500%, 06/15/27	27,324,584
		99,635,948
	Total Convertible Bonds
	(Cost $580,641,458)	688,834,045

Bank Loans (4.5%) ¡
	Airlines (0.1%)
2,789,688	Air Canada‡
	6.353%, 03/21/31
	1 mo. USD Term SOFR + 2.00%	2,793,175
1,690,560	United Airlines, Inc.‡
	6.351%, 02/22/31
	1 mo. USD Term SOFR + 2.00%	1,699,224
		4,492,399
	Communication Services (0.4%)
1,911,402	APi Group DE, Inc.‡
	6.106%, 01/03/29
	1 mo. USD Term SOFR + 1.75%	1,912,071
461,017	Audacy Capital Corp.‡
	10.471%, 10/01/29
	1 mo. USD Term SOFR + 6.00%	380,915
51,464	Audacy Capital Corp.‡
	11.471%, 10/02/28
	1 mo. USD Term SOFR + 7.00%	51,335
3,240,857	Charter Communications Operating LLC‡
	6.541%, 12/15/31
	3 mo. USD Term SOFR + 2.25%	3,244,503
613,745	Cincinnati Bell, Inc.‡
	7.106%, 11/22/28
	1 mo. USD Term SOFR + 2.75%	615,552
575,870	Clear Channel Outdoor Holdings, Inc.‡
	8.471%, 08/23/28
	1 mo. USD Term SOFR + 4.00%	575,818
1,056,317	CSC Holdings LLC‡
	9.000%, 04/15/27
	3 mo. U.S. (Fed) Prime Rate + 1.50%	1,042,015
461,016	DirecTV Financing LLC‡
	9.820%, 08/02/29
	3 mo. USD Term SOFR + 5.25%	458,068
305,845	DirecTV Financing LLC‡
	9.570%, 08/02/27
	3 mo. USD Term SOFR + 5.00%	307,106
1,648,378	Go Daddy Operating Co. LLC‡
	6.106%, 11/09/29
	1 mo. USD Term SOFR + 1.75%	1,651,403
24,331	Gray Television, Inc.‡
	9.579%, 06/04/29
	1 mo. USD Term SOFR + 5.25%	24,398
598,500	Sinclair Television Group, Inc.‡
	7.870%, 12/31/29
	3 mo. USD Term SOFR + 3.30%	558,999
1,200,000	Telesat Canada‡
	7.344%, 12/07/26
	3 mo. USD Term SOFR + 2.75%	765,858
1,494,471	TripAdvisor, Inc.‡
	7.106%, 07/08/31
	1 mo. USD Term SOFR + 2.75%	1,483,263
		13,071,304
	Consumer Discretionary (1.1%)
1,975,000	Adient U.S. LLC‡
	6.606%, 01/31/31
	1 mo. USD Term SOFR + 2.25%	1,984,411
653,363	American Airlines, Inc.‡
	7.576%, 05/28/32
	3 mo. USD Term SOFR + 3.25%	658,671
641,891	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	640,126
775,040	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	775,528
432,960	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	433,233

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,895,000	Aramark Services, Inc.‡
	6.356%, 06/22/30
	1 mo. USD Term SOFR + 2.00%	$1,900,249
400,000	Beach Acquisition Bidco LLC!
	0.000%, 06/25/32	403,000
600,000	Boots Group Bidco Ltd.!
	0.000%, 07/16/32	600,378
718,552	Caesars Entertainment, Inc.‡
	6.606%, 02/06/30
	1 mo. USD Term SOFR + 2.25%	719,077
736,300	Chinos Intermediate Holdings A, Inc.‡
	10.308%, 09/26/31
	3 mo. USD Term SOFR + 6.00%	626,775
1,435,000	Clarios Global LP‡
	7.106%, 01/28/32
	1 mo. USD Term SOFR + 2.75%	1,437,088
1,970,000	Flutter Financing BV‡
	6.046%, 11/30/30
	3 mo. USD Term SOFR + 1.75%	1,966,553
385,000	Flutter Financing BV‡
	6.296%, 06/04/32
	3 mo. USD Term SOFR + 2.00%	385,641
1,975,000	Installed Building Products, Inc.‡
	6.106%, 03/28/31
	1 mo. USD Term SOFR + 1.75%	1,986,317
2,154,987	KFC Holding Co.‡
	6.214%, 03/15/28
	1 mo. USD Term SOFR + 1.75%	2,167,378
1,203,950	Life Time Fitness, Inc.‡
	6.577%, 11/05/31
	1 mo. USD Term SOFR + 2.25%	1,207,989
3,335,273	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	3,346,947
2,000,000	Murphy USA, Inc.‡
	6.079%, 04/07/32
	1 mo. USD Term SOFR + 1.75%	2,020,000
544,500	Peloton Interactive, Inc.‡
	9.833%, 05/30/29
	3 mo. USD Term SOFR + 5.50%	554,505
1,959,596	PENN Entertainment, Inc.‡
	6.856%, 05/03/29
	1 mo. USD Term SOFR + 2.50%	1,967,856
2,592,484	PetSmart, Inc.‡
	8.206%, 02/11/28
	1 mo. USD Term SOFR + 3.75%	2,590,863
1,980,000	Six Flags Entertainment Corp.‡
	6.356%, 05/01/31
	1 mo. USD Term SOFR + 2.00%	1,981,653
3,160,000	Station Casinos LLC‡
	6.356%, 03/14/31
	1 mo. USD Term SOFR + 2.00%	3,167,126
1,181,351	Windsor Holdings III LLC‡
	7.103%, 08/01/30
	1 mo. USD Term SOFR + 2.75%	1,183,755
		34,705,119
	Consumer Staples (0.6%)
3,985,623	Amneal Pharmaceuticals LLC‡
	9.856%, 05/04/28
	1 mo. USD Term SOFR + 5.50%	4,065,336
1,375,000	Amneal Pharmaceuticals LLC!
	0.000%, 07/23/32	1,378,149
620,000	Avis Budget Car Rental LLC‡
	6.856%, 07/16/32
	1 mo. USD Term SOFR + 2.50%	617,966
893,250	B&G Foods, Inc.‡
	7.856%, 10/10/29
	1 mo. USD Term SOFR + 3.50%	828,677
190,000	Bausch & Lomb Corp.‡
	8.606%, 01/15/31
	1 mo. USD Term SOFR + 4.25%	191,045
785,000	Bausch Health Cos., Inc.‡
	10.606%, 10/08/30
	1 mo. USD Term SOFR + 6.25%	771,204
106,318	MPH Acquisition Holdings LLC‡
	8.058%, 12/31/30
	3 mo. USD Term SOFR + 3.75%	106,052
1,250,000	Opal Bidco SAS!
	0.000%, 04/28/32	1,256,956
1,990,323	Organon & Co.‡
	6.599%, 05/19/31
	1 mo. USD Term SOFR + 2.25%	1,924,811
1,406,482	Perrigo Investments LLC‡
	6.356%, 04/20/29
	1 mo. USD Term SOFR + 2.00%	1,413,810
1,507,426	Star Parent, Inc.‡
	8.296%, 09/27/30
	3 mo. USD Term SOFR + 4.00%	1,492,668
1,210,000	Team Health Holdings, Inc.!
	0.000%, 06/23/28	1,211,513
609,534	United Natural Foods, Inc.‡
	9.106%, 05/01/31
	1 mo. USD Term SOFR + 4.75%	615,193
1,246,859	Veritiv Corp.‡
	8.296%, 11/30/30
	3 mo. USD Term SOFR + 4.00%	1,253,486
		17,126,866
	Energy (0.1%)
872,064	New Fortress Energy, Inc.‡
	9.808%, 10/30/28
	3 mo. USD Term SOFR + 5.50%	408,780
1,763,967	Par Petroleum LLC‡
	8.029%, 02/28/30
	3 mo. USD Term SOFR + 3.75%	1,764,885
		2,173,665
	Financials (0.6%)
925,000	Acrisure LLC‡
	7.606%, 06/21/32
	1 mo. USD Term SOFR + 3.25%	928,469
1,830,000	Advisor Group, Inc.!
	0.000%, 07/15/32	1,832,864
1,605,984	Advisor Group, Inc.‡
	7.856%, 08/17/28
	1 mo. USD Term SOFR + 3.50%	1,609,581
901,349	Amynta Agency Borrower, Inc.‡
	7.082%, 12/29/31
	3 mo. USD Term SOFR + 2.75%	902,814
1,481,250	AssuredPartners, Inc.‡
	7.858%, 02/14/31
	1 mo. USD Term SOFR + 3.50%	1,485,945
2,167,151	Avolon TLB Borrower 1 (U.S.) LLC‡
	6.099%, 06/24/30
	1 mo. USD Term SOFR + 1.75%	2,170,597

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
592,515	Broadstreet Partners, Inc.‡
	7.106%, 06/13/31
	1 mo. USD Term SOFR + 2.75%	$593,623
125,000	Broadstreet Partners, Inc.!
	0.000%, 06/13/31	125,234
1,250,000	CFC Bidco 2022 Ltd.‡
	8.041%, 05/30/32
	3 mo. USD Term SOFR + 3.75%	1,250,787
1,507,425	Dragon Buyer, Inc.‡
	7.296%, 09/30/31
	3 mo. USD Term SOFR + 3.00%	1,511,593
1,014,071	HUB International Ltd.‡
	6.825%, 06/20/30
	3 mo. USD Term SOFR + 2.50%	1,016,469
2,886,050	Iron Mountain, Inc.‡
	6.356%, 01/31/31
	1 mo. USD Term SOFR + 2.00%	2,890,264
2,265,443	Jazz Financing Lux SARL‡
	6.606%, 05/05/28
	1 mo. USD Term SOFR + 2.25%	2,276,952
1,200,000	Level 3 Financing, Inc.‡
	8.606%, 03/27/32
	1 mo. USD Term SOFR + 4.25%	1,212,468
		19,807,660
	Health Care (0.2%)
152,111	Avantor Funding, Inc.‡
	6.456%, 11/08/27
	1 mo. USD Term SOFR + 2.00%	153,030
2,166,338	DaVita, Inc.‡
	6.106%, 05/09/31
	1 mo. USD Term SOFR + 1.75%	2,171,949
1,185,674	Elanco Animal Health, Inc.‡
	6.179%, 08/01/27
	1 mo. USD Term SOFR + 1.75%	1,185,929
382,137	Icon Luxembourg SARL‡
	6.296%, 07/03/28
	3 mo. USD Term SOFR + 2.00%	384,694
1,970,100	IQVIA, Inc.‡
	6.046%, 01/02/31
	3 mo. USD Term SOFR + 1.75%	1,983,034
1,246,641	Padagis LLC‡
	9.290%, 07/06/28
	3 mo. USD Term SOFR + 4.75%	1,140,677
95,210	PRA Health Sciences, Inc.‡
	6.296%, 07/03/28
	3 mo. USD Term SOFR + 2.00%	95,847
		7,115,160
	Industrials (0.5%)
1,182,228	ACProducts, Inc.‡
	8.807%, 05/17/28
	3 mo. USD Term SOFR + 4.25%	897,388
915,000	Chamberlain Group, Inc.!
	0.000%, 07/22/32	915,759
1,250,000	ECO Material Tech, Inc.‡
	7.467%, 02/12/32
	6 mo. USD Term SOFR + 3.25%	1,256,250
1,315,624	EMRLD Borrower LP‡
	6.833%, 05/31/30
	3 mo. USD Term SOFR + 2.50%	1,318,157
1,230,000	EMRLD Borrower LP!
	0.000%, 04/08/31	1,232,306
451,588	EMRLD Borrower LP‡
	6.856%, 04/08/31
	1 mo. USD Term SOFR + 2.50%	452,434
1,403,363	JELD-WEN, Inc.‡
	6.471%, 07/28/28
	1 mo. USD Term SOFR + 2.00%	1,332,191
1,197,900	MI Windows & Doors LLC‡
	7.106%, 03/28/31
	1 mo. USD Term SOFR + 2.75%	1,201,045
1,246,875	Quikrete Holdings, Inc.‡
	6.606%, 02/10/32
	1 mo. USD Term SOFR + 2.25%	1,247,343
2,358,180	TransDigm, Inc.‡
	6.796%, 02/28/31
	3 mo. USD Term SOFR + 2.50%	2,367,813
1,965,100	TransDigm, Inc.‡
	7.046%, 08/24/28
	3 mo. USD Term SOFR + 2.75%	1,974,503
		14,195,189
	Information Technology (0.5%)
1,614,516	Boxer Parent Co., Inc.‡
	7.333%, 07/30/31
	3 mo. USD Term SOFR + 3.00%	1,616,405
1,087,365	Camelot U.S. Acquisition LLC‡
	7.106%, 01/31/31
	1 mo. USD Term SOFR + 2.75%	1,088,316
2,539,238	Coherent Corp.‡
	6.356%, 07/02/29
	1 mo. USD Term SOFR + 2.00%	2,549,395
1,146,431	Dun & Bradstreet Corp.‡
	6.603%, 01/18/29
	1 mo. USD Term SOFR + 2.25%	1,147,251
1,225,304	Open Text Corp.‡
	6.106%, 01/31/30
	1 mo. USD Term SOFR + 1.75%	1,227,142
226,667	QXO, Inc.‡
	7.296%, 04/30/32
	3 mo. USD Term SOFR + 3.00%	228,888
1,805,000	Rocket Software, Inc.!
	0.000%, 11/28/28	1,811,633
2,692,484	SS&C Technologies, Inc.‡
	6.356%, 05/09/31
	1 mo. USD Term SOFR + 2.00%	2,704,695
1,259,428	TTM Technologies, Inc.‡
	6.579%, 05/30/30
	1 mo. USD Term SOFR + 2.25%	1,264,151
594,000	UKG, Inc.‡
	6.810%, 02/10/31
	3 mo. USD Term SOFR + 2.50%	594,612
		14,232,488
	Materials (0.2%)
1,907,781	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.046%, 12/20/29
	3 mo. USD Term SOFR + 1.75%	1,916,223
1,684,987	Chemours Co.‡
	7.356%, 08/18/28
	1 mo. USD Term SOFR + 3.00%	1,687,094
1,886,743	Ineos U.S. Finance LLC‡
	7.606%, 02/18/30
	1 mo. USD Term SOFR + 3.25%	1,757,614
663,338	Knife River HoldCo‡
	6.310%, 03/08/32
	3 mo. USD Term SOFR + 2.00%	666,654
900,531	Trinseo Materials Operating SCA‡
	7.090%, 05/03/28
	3 mo. USD Term SOFR + 2.50%	389,858

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
1,151,757		W.R. Grace & Co.-Conn.‡
		7.546%, 09/22/28
		3 mo. USD Term SOFR + 3.25%	$1,154,273
			7,571,716
		Other (0.1%)
1,995,000		DK Crown Holdings, Inc.‡
		6.078%, 03/04/32
		1 mo. USD Term SOFR + 1.75%	1,995,209
620,000		Windstream Services LLC‡
		9.206%, 10/01/31
		1 mo. USD Term SOFR + 4.75%	623,875
			2,619,084
		Special Purpose Acquisition Companies (0.1%)
483,933		Clydesdale Acquisition Holdings, Inc.‡
		7.531%, 04/13/29
		1 mo. USD Term SOFR + 3.18%	484,294
290,250		Fertitta Entertainment LLC‡
		7.601%, 01/27/29
		1 mo. USD Term SOFR + 3.25%	290,823
1,167,000		Patagonia Holdco LLC‡
		10.048%, 08/01/29
		3 mo. USD Term SOFR + 5.75%	975,355
			1,750,472
		Total Bank Loans
		(Cost $140,124,152)	138,861,122

U.S. Government and Agency Securities (0.1%)
		Other (0.1%)
325,000		CoBank ACB‡
		7.250%, 07/01/29	335,251
		Farm Credit Bank of Texas‡
1,020,000		7.000%, 09/15/30
		5 yr. CMT + 3.01%	1,037,102
250,000		7.750%, 06/15/29
		5 yr. CMT + 3.29%	259,740
		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
		(Cost $1,606,685)	1,632,093

NUMBER OF
SHARES			VALUE

Convertible Preferred Stocks (4.0%)
		Financials (1.2%)
80,250		AMG Capital Trust II
		5.150%, 10/15/37	$4,503,790
150,205		Apollo Global Management, Inc.
		6.750%, 07/31/26	11,442,617
140,040		ARES Management Corp.
		6.750%, 10/01/27	7,926,264
208,780		KKR & Co., Inc.
		6.250%, 03/01/28	11,994,411
			35,867,082
		Industrials (1.3%)
386,120		Boeing Co.
		6.000%, 10/15/27	27,298,684
225,300		QXO, Inc.#
		5.500%, 05/15/28	13,026,846
			40,325,530
		Information Technology (1.0%)
240,695		Hewlett Packard Enterprise Co.
		7.625%, 09/01/27	14,441,700
284,035		Microchip Technology, Inc.^
		7.500%, 03/15/28	17,868,642
			32,310,342
		Utilities (0.5%)
84,885		CenterPoint Energy, Inc. (Warner Media LLC, Charter Communications Time, Inc.)#§
		3.369%, 09/15/29	3,365,436
262,050		NextEra Energy, Inc.
		6.926%, 09/01/25	10,678,537
			14,043,973
		Total Convertible Preferred Stocks
		(Cost $108,096,904)	122,546,927

Common Stocks (92.8%)
		Communication Services (10.3%)
594,535		Alphabet, Inc. - Class A^	114,091,266
25,095		Altice USA, Inc. - Class A^#	65,247
264,885		AT&T, Inc.^	7,260,498
20,533		Audacy, Inc.#	287,462
8,434		Cumulus Media, Inc. - Class A#	1,164
142,710		Meta Platforms, Inc. - Class A^	110,377,622
32,360		Netflix, Inc.#	37,518,184
205,085	EUR	Orange SA	3,119,561
83,385		T-Mobile U.S., Inc.	19,879,818
200,915		Walt Disney Co.	23,930,986
			316,531,808
		Consumer Discretionary (11.5%)
681,270		Amazon.com, Inc.^#µ	159,492,120
5,135		Booking Holdings, Inc.	28,263,348
59,260		Carnival Corp.#	1,764,170
262,250		Chipotle Mexican Grill, Inc.#	11,245,280
243,463		General Motors Co.	12,986,316
52,240		Home Depot, Inc.	19,198,722
54,670		Lowe's Cos., Inc.^	12,222,572
50,170		McDonald's Corp.	15,054,512
126,700		NIKE, Inc. - Class B	9,463,223
1,794		Rite Aid Corp.#	1,794
172,710		Starbucks Corp.	15,398,824
182,630		Tesla, Inc.^#	56,299,350
104,675		TJX Cos., Inc.	13,035,178
			354,425,409
		Consumer Staples (5.6%)
58,750		Altria Group, Inc.	3,638,975
329,140		Coca-Cola Co.	22,345,314
145,515		Colgate-Palmolive Co.	12,201,433
31,575		Costco Wholesale Corp.	29,669,133
130,440		Dollar General Corp.	13,683,156
47,280		Estee Lauder Cos., Inc. - Class A	4,413,115
140,020		Philip Morris International, Inc.^	22,970,281
136,830		Procter & Gamble Co.	20,588,810
52,650		Walgreens Boots Alliance, Inc.	612,846

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
427,615		Walmart, Inc.	$41,897,718
			172,020,781
		Energy (4.6%)
475,000		BP PLC ADR	15,271,250
21,785		Centrus Energy Corp. - Class A^#	4,692,489
5,050		Cheniere Energy Partners LP	291,234
57,507		Chevron Corp.	8,720,361
70,935		Energy Transfer LP	1,279,667
33,155		Enterprise Products Partners LP	1,027,473
7,920		EP Energy Corp.#	11,880
278,820		EQT Corp.^	14,986,575
429,490		Exxon Mobil Corp.^	47,948,264
169,510		Marathon Petroleum Corp.	28,848,907
296,990		Williams Cos., Inc.^	17,804,551
			140,882,651
		Financials (12.5%)
35,430		Affiliated Managers Group, Inc.^	7,435,694
59,230		American Express Co.	17,728,131
29,983		Assurant, Inc.^	5,615,816
578,890		Bank of America Corp.	27,364,130
10,715		Blackrock, Inc.^	11,850,897
58,055		Capital One Financial Corp.	12,481,825
76,155		Chubb Ltd.	20,260,276
231,670		Citigroup, Inc.^	21,707,479
27,300		Goldman Sachs Group, Inc.^	19,754,007
190,495		JPMorgan Chase & Co.^	56,432,239
76,915		Marsh & McLennan Cos., Inc.^	15,321,468
72,315		Mastercard, Inc. - Class A	40,964,278
154,465		Morgan Stanley^	22,005,084
35,515		S&P Global, Inc.^	19,572,317
151,925		Visa, Inc. - Class A^	52,485,530
411,130		Wells Fargo & Co.^	33,149,412
			384,128,583
		Health Care (6.8%)
238,555		Abbott Laboratories~	30,103,255
118,475		AbbVie, Inc.^	22,394,145
240,498		Boston Scientific Corp.^#	25,233,050
48,945		Danaher Corp.	9,649,996
59,040		Eli Lilly & Co.	43,693,733
34,856		GE HealthCare Technologies, Inc.	2,485,930
152,895		Johnson & Johnson	25,187,922
142,050		Medtronic PLC	12,818,592
20,295		Stryker Corp.	7,970,455
30,260		Thermo Fisher Scientific, Inc.	14,151,997
55,360		UnitedHealth Group, Inc.^	13,815,642
			207,504,717
		Industrials (6.3%)
473,080		CSX Corp.	16,813,263
344,635		Delta Air Lines, Inc.	18,338,028
84,595		Emerson Electric Co.	12,309,418
58,710		GE Vernova, Inc.^	38,765,626
85,750		General Electric Co.	23,245,110
84,150		Norfolk Southern Corp.	23,393,700
38,315		Parker-Hannifin Corp.~	28,042,749
26,540		Quanta Services, Inc.	10,778,690
145,750		RTX Corp.	22,965,828
			194,652,412
		Information Technology (31.3%)
860,785		Apple, Inc.^µ	178,673,142
299,730		Broadcom, Inc.^	88,030,701
247,515		Cisco Systems, Inc.	16,850,821
31,990		Intuit, Inc.	25,116,309
139,650		Lam Research Corp.	13,244,406
86,100		Micron Technology, Inc.	9,396,954
461,145		Microsoft Corp.^	246,020,858
1,520,000		Nokia OYJ ADR	6,201,600
1,429,015		NVIDIA Corp.^µ	254,178,898
23,830		NXP Semiconductors NV	5,094,139
161,745		Oracle Corp.^	41,046,029
140,175		Palantir Technologies, Inc. - Class A#	22,196,711
56,650		Palo Alto Networks, Inc.#	9,834,440
48,785	EUR	SAP SE	13,950,340
32,625		ServiceNow, Inc.#	30,769,290
			960,604,638
		Materials (2.6%)
326,615		Freeport-McMoRan, Inc.	13,142,988
56,835		Linde PLC	26,158,877
110,367		MP Materials Corp.#	6,787,570
58,650		Sherwin-Williams Co.	19,406,112
50,490		Vulcan Materials Co.	13,868,088
			79,363,635
		Real Estate (0.5%)
70,930		American Tower Corp.	14,781,103

		Utilities (0.8%)
125,845		Vistra Corp.	26,243,716

		Total Common Stocks
		(Cost $1,518,892,926)	2,851,139,453

Warrants (0.0%) #
		Communication Services (0.0%)
3,672		Audacy Capital Corp.
		09/30/28, Strike $1.00	—
612		Audacy Capital Corp.
		09/30/28, Strike $1.00	—
			—
		Energy (0.0%)
57,470		Mcdermott International Ltd.
		06/30/27, Strike $15.98	6
51,723		Mcdermott International Ltd.
		06/30/27, Strike $12.33	5
16,676		Tidewater, Inc.
		11/14/42, Strike $1.00	2
			13
		Total Warrants
		(Cost $369,524)	13

Exchange-Traded Funds (3.3%)
		Other (3.3%)
1,610,745		Invesco Senior Loan ETF^	33,712,893
69,850		iShares Russell 2000 ETF^	15,324,392
113,165		iShares Russell 2000 Value ETF^	18,150,534
812,805		SPDR Blackstone Senior Loan ETF^	33,853,328
12,665		SPDR Bloomberg High Yield Bond ETF	1,227,112

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Total Exchange-Traded Funds
	(Cost $103,092,705)	$102,268,259

Preferred Stocks (0.2%)
	Communication Services (0.1%)
	AT&T, Inc.µ
8,482	4.750%, 08/30/25	165,399
3,485	5.350%, 11/01/66	80,782
49,077	Qwest Corp.
	6.500%, 09/01/56	971,725
	Telephone & Data Systems, Inc.
9,708	6.625%, 03/31/26	205,810
8,086	6.000%, 09/30/26	149,106
	U.S. Cellular Corp.
13,961	5.500%, 03/01/70	309,515
13,385	6.250%, 09/01/69	341,987
1,467	5.500%, 06/01/70	32,949
		2,257,273
	Consumer Discretionary (0.0%)
	Ford Motor Co.µ
2,835	6.200%, 06/01/59	63,958
2,764	6.500%, 08/15/62	65,203
8,177	Guitar Center, Inc.#	122,655
2,230	QVC Group, Inc.^
	8.000%, 03/15/31	12,376
4,100	QVC, Inc.
	6.250%, 11/26/68	36,121
		300,313
	Financials (0.1%)
	Affiliated Managers Group, Inc.µ
5,813	6.750%, 03/30/64	141,256
1,500	5.875%, 03/30/59	31,905
	Annaly Capital Management, Inc.
5,970	9.555%, 08/30/25‡µ
	3 mo. USD Term SOFR + 5.25%	154,981
3,250	#8.875%, 09/30/30	81,250
9,294	Arch Capital Group Ltd.µ
	4.550%, 06/11/26	161,716
2,515	Capital One Financial Corp.µ
	4.800%, 09/01/25	47,106
11,953	CNO Financial Group, Inc.µ
	5.125%, 11/25/60	234,996
3,517	Cullen/Frost Bankers, Inc.µ
	4.450%, 12/15/25	61,125
3,401	First Citizens BancShares, Inc.
	5.625%, 01/04/27	79,243
1,450	KeyCorpµ
	5.625%, 09/15/25	32,074
765	Northern Trust Corp.µ
	4.700%, 10/01/25	15,453
3,650	RenaissanceRe Holdings Ltd.µ
	5.750%, 08/30/25	80,482
8,314	Selective Insurance Group, Inc.^µ
	4.600%, 12/15/25	144,664
3,000	UMB Financial Corp.#µ
	7.750%, 07/15/30
	5 yr. CMT + 3.74%	78,600
3,125	W.R. Berkley Corp.µ
	5.100%, 12/30/59	62,219
6,400	Wintrust Financial Corp.µ
	7.875%, 07/15/30
	5 yr. CMT + 3.88%	167,680
		1,574,750
	Real Estate (0.0%)
	Brookfield Property Partners LPµ
8,773	5.750%, 08/30/25	113,874
5,000	6.375%, 08/30/25	71,150
1,735	EPR Propertiesµ
	5.750%, 08/30/25	36,279
	Global Net Lease, Inc.
4,851	7.500%, 08/30/25	112,058
2,271	^6.875%, 08/30/25	48,463
2,559	Kimco Realty Corp.µ
	5.250%, 08/30/25	53,406
		435,230
	Utilities (0.0%)
6,000	Brookfield Renewable Partners LP
	5.250%, 08/25/25	111,840
3,175	DTE Energy Co.µ
	5.250%, 12/01/77	71,723
		183,563
	Total Preferred Stocks
	(Cost $5,602,101)	4,751,129

TOTAL INVESTMENTS (140.3%)
(Cost $2,864,173,022)		4,309,427,835

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-10.5%)		(323,000,000)

LIABILITIES, LESS OTHER ASSETS (-29.8%)		(915,725,808)

NET ASSETS (100.0%)		$3,070,702,027

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	12/01/2024	$124,574
Rite Aid Corp.	12/05/2024	113,163
Total		$237,737

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
#	Non-income producing security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $368,239,806.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $6,599,730.

ABBREVIATION
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$919,046	$—	$919,046
Corporate Bonds	—	398,475,748	—	398,475,748
Convertible Bonds	—	688,834,045	—	688,834,045
Bank Loans	—	138,861,122	—	138,861,122
U.S. Government and Agency Securities	—	1,632,093	—	1,632,093
Convertible Preferred Stocks	114,677,701	7,869,226	—	122,546,927
Common Stocks	2,834,069,552	17,069,901	—	2,851,139,453
Warrants	13	—	—	13
Exchange-Traded Funds	102,268,259	—	—	102,268,259
Preferred Stocks	4,751,129	—	—	4,751,129
Total	$3,055,766,654	$1,253,661,181	$—	$4,309,427,835

See accompanying Notes to Schedule of Investments

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
Asset Backed Security (0.0%)
	Other (0.0%)
215,000	SVC ABS LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $204,788)	$206,906

Corporate Bonds (15.0%)
	Airlines (0.2%)
200,648	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*µ
	4.800%, 02/15/29	200,213
49,360	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	49,424
230,680	American Airlines Pass-Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	217,963
208,712	British Airways Pass-Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	198,920
230,757	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	231,853
		898,373
	Communication Services (1.4%)
320,000	APi Group DE, Inc.*
	4.750%, 10/15/29	309,917
100,000	Bell Telephone Co. of Canada or Bell Canada‡
	7.000%, 09/15/55
	5 yr. CMT + 2.36%	101,628
242,000	Cincinnati Bell Telephone Co. LLC
	6.300%, 12/01/28	237,380
	Clear Channel Outdoor Holdings, Inc.*
143,000	7.500%, 03/15/33	142,687
130,000	7.875%, 04/01/30	133,904
80,000	9.000%, 09/15/28^	83,848
371,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	377,140
	CSC Holdings LLC*
535,000	4.500%, 11/15/31	357,252
400,000	4.625%, 12/01/30	187,564
246,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	244,726
400,000	Frontier California, Inc.
	6.750%, 05/15/27	407,700
65,000	Frontier Communications Holdings LLC*
	8.750%, 05/15/30	68,192
419,000	Frontier Florida LLC
	6.860%, 02/01/28	437,478
400,000	Frontier North, Inc.
	6.730%, 02/15/28	412,788
235,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.*
	3.500%, 03/01/29	220,844
	Gray Media, Inc.*
135,000	5.375%, 11/15/31^	99,823
130,000	7.250%, 08/15/33	129,394
260,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	240,724
	iHeartCommunications, Inc.*
132,000	10.875%, 05/01/30	66,156
89,000	7.750%, 08/15/30	69,753
	Lumen Technologies, Inc.
200,000	7.600%, 09/15/39	171,254
196,625	10.000%, 10/15/32*	200,062
260,000	Paramount Global
	4.900%, 08/15/44	204,968
94,000	Qwest Corp.
	7.250%, 09/15/25	94,098
	Rogers Communications, Inc.‡
225,000	7.125%, 04/15/55
	5 yr. CMT + 2.62%	229,693
160,000	7.000%, 04/15/55
	5 yr. CMT + 2.65%	163,883
	Scripps Escrow II, Inc.*
136,000	3.875%, 01/15/29^	120,890
68,000	5.375%, 01/15/31	50,212
95,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	95,000
130,000	Sinclair Television Group, Inc.*
	8.125%, 02/15/33	133,011
	Sirius XM Radio LLC*
325,000	3.875%, 09/01/31^	286,890
215,000	5.500%, 07/01/29	212,491
130,000	3.125%, 09/01/26	127,202
130,000	Telesat Canada/Telesat LLC*
	4.875%, 06/01/27	80,965
130,000	TELUS Corp.‡
	6.625%, 10/15/55
	5 yr. CMT + 2.77%	131,734
	Time Warner Cable LLC
200,000	6.550%, 05/01/37	205,916
105,000	7.300%, 07/01/38	113,460
103,000	U.S. Cellular Corp.
	6.700%, 12/15/33	108,923
	Univision Communications, Inc.*
137,000	8.000%, 08/15/28	140,855
130,000	8.500%, 07/31/31	132,201
		7,332,606
	Consumer Discretionary (3.0%)
400,000	Adams Homes, Inc.*
	9.250%, 10/15/28	414,428
	Adient Global Holdings Ltd.*
340,000	8.250%, 04/15/31^	355,633
130,000	7.500%, 02/15/33	132,670
	Advance Auto Parts, Inc.*
116,000	7.000%, 08/01/30	116,670
65,000	7.375%, 08/01/33	65,341
320,000	Aptiv Swiss Holdings Ltd.‡
	6.875%, 12/15/54
	5 yr. CMT + 3.39%	322,765
	Ashton Woods USA LLC/Ashton Woods Finance Co.*
228,000	4.625%, 08/01/29	217,029
130,000	6.875%, 08/01/33	129,951
	Bath & Body Works, Inc.
355,000	6.694%, 01/15/27	364,209
195,000	6.875%, 11/01/35	200,959
50,000	6.625%, 10/01/30*	51,249

See accompanying Notes to Schedule of Investments

1

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Caesars Entertainment, Inc.*
225,000	6.000%, 10/15/32	$217,395
168,000	4.625%, 10/15/29^	158,943
50,000	7.000%, 02/15/30	51,624
	Carnival Corp.*µ
134,000	4.000%, 08/01/28	130,249
16,000	7.000%, 08/15/29	16,830
	CCO Holdings LLC/CCO Holdings Capital Corp.*
570,000	4.750%, 03/01/30	541,722
515,000	5.125%, 05/01/27	511,076
315,000	4.500%, 08/15/30	295,029
300,000	6.375%, 09/01/29	302,913
266,000	4.250%, 02/01/31	242,901
130,000	5.000%, 02/01/28	127,706
130,000	4.750%, 02/01/32^	120,155
	Churchill Downs, Inc.*
132,000	6.750%, 05/01/31	134,971
130,000	5.750%, 04/01/30^	129,853
	Dana, Inc.
260,000	4.500%, 02/15/32^	253,851
220,000	4.250%, 09/01/30	216,621
	DISH DBS Corp.
140,000	5.125%, 06/01/29	102,763
101,000	7.375%, 07/01/28	77,659
265,000	DISH Network Corp.*
	11.750%, 11/15/27	276,209
400,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	395,336
275,000	Ford Motor Co.^
	6.100%, 08/19/32	275,415
	Ford Motor Credit Co. LLC
425,000	4.000%, 11/13/30	390,758
350,000	5.113%, 05/03/29	342,401
340,000	7.200%, 06/10/30	357,581
135,000	General Motors Co.
	5.200%, 04/01/45	117,399
	goeasy Ltd.*
455,000	9.250%, 12/01/28	481,804
237,000	7.625%, 07/01/29	244,281
	Goodyear Tire & Rubber Co.
400,000	5.625%, 04/30/33^	375,752
140,000	5.250%, 07/15/31	133,154
	Group 1 Automotive, Inc.*
155,000	6.375%, 01/15/30	158,356
114,000	4.000%, 08/15/28	110,018
52,320	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	52,565
363,000	Kohl's Corp.
	5.550%, 07/17/45	204,438
265,000	Liberty Interactive LLC
	8.250%, 02/01/30	36,634
260,000	Life Time, Inc.*
	6.000%, 11/15/31	262,176
135,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	140,819
100,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	104,311
168,000	Lindblad Expeditions LLC*
	6.750%, 02/15/27	168,541
175,000	M/I Homes, Inc.
	3.950%, 02/15/30	163,259
	Macy's Retail Holdings LLC
330,000	4.300%, 02/15/43	218,460
208,000	6.700%, 07/15/34*	179,390
510,000	MGM Resorts International^
	6.500%, 04/15/32	518,588
332,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	320,151
	Newell Brands, Inc.
130,000	8.500%, 06/01/28*	136,503
130,000	6.625%, 05/15/32^	124,495
130,000	Nordstrom, Inc.
	5.000%, 01/15/44	88,230
	Patrick Industries, Inc.*
239,000	4.750%, 05/01/29	231,993
130,000	6.375%, 11/01/32	130,075
305,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	282,842
365,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	220,715
135,000	QVC, Inc.
	5.450%, 08/15/34	59,351
130,000	Raising Cane's Restaurants LLC*
	9.375%, 05/01/29	137,420
	Rite Aid Corp.
448,000	0.000%, 11/15/26*@	—
87,565	15.000%, 08/30/31@	438
81,390	0.000%, 10/18/25*	—
63,817	15.000%, 08/30/31@!!	319
29,415	0.000%, 08/30/31*@!!	2,206
27,717	0.000%, 08/30/34	—
260,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	262,779
	Royal Caribbean Cruises Ltd.*
32,000	6.250%, 03/15/32	32,843
32,000	5.625%, 09/30/31	32,251
240,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed*
	4.625%, 03/01/29	227,369
395,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	402,651
207,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
	5.250%, 07/15/29	201,421
173,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	166,578
193,000	Speedway Motorsports LLC/Speedway Funding II, Inc.*
	4.875%, 11/01/27	191,122
195,000	Staples, Inc.*
	10.750%, 09/01/29	182,881
275,000	Station Casinos LLC*
	4.500%, 02/15/28	268,922
260,000	STL Holding Co. LLC*
	8.750%, 02/15/29	270,665
130,000	Under Armour, Inc.*
	7.250%, 07/15/30	133,175
65,000	Viking Cruises Ltd.*
	9.125%, 07/15/31	69,965
130,000	Voyager Parent LLC*
	9.250%, 07/01/32	137,651
260,000	Whirlpool Corp.
	6.500%, 06/15/33	256,500

See accompanying Notes to Schedule of Investments

2

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
265,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	$257,026
		16,539,347
	Consumer Staples (0.9%)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
440,000	4.625%, 01/15/27	437,078
195,000	5.875%, 02/15/28	195,172
255,000	Amneal Pharmaceuticals LLC*
	6.875%, 08/01/32	258,955
130,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.*
	8.375%, 06/15/32	134,155
	Brink's Co.*
130,000	6.750%, 06/15/32	134,035
130,000	6.500%, 06/15/29	133,223
305,000	Central Garden & Pet Co.*
	4.125%, 04/30/31	282,842
304,000	Edgewell Personal Care Co.*
	4.125%, 04/01/29	287,934
	Energizer Holdings, Inc.*
370,000	4.375%, 03/31/29	351,200
66,000	6.500%, 12/31/27^	66,990
73,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	5.750%, 04/01/33	74,883
	MPH Acquisition Holdings LLC*
232,523	6.750%, 03/31/31
	0.75% PIK Rate	180,687
109,200	5.750%, 12/31/30	89,960
177,000	New Albertsons LP
	7.750%, 06/15/26	180,651
200,000	Opal Bidco SAS*
	6.500%, 03/31/32	202,464
	Performance Food Group, Inc.*
261,000	4.250%, 08/01/29	251,207
65,000	6.125%, 09/15/32	66,122
210,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	200,804
	Post Holdings, Inc.*
260,000	6.250%, 02/15/32	265,135
195,000	6.375%, 03/01/33	195,548
252,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	230,845
195,000	RR Donnelley & Sons Co.*
	9.500%, 08/01/29	199,479
240,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	239,359
		4,658,728
	Energy (2.0%)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.*
260,000	6.625%, 10/15/32	264,659
65,000	6.625%, 07/15/33	65,976
	Buckeye Partners LP
197,000	6.750%, 02/01/30*	204,303
135,000	5.850%, 11/15/43	120,353
98,000	6.875%, 07/01/29*	100,925
	Civitas Resources, Inc.*
261,000	8.750%, 07/01/31^	264,346
130,000	9.625%, 06/15/33	133,752
200,000	Continental Resources, Inc.
	4.900%, 06/01/44	157,238
202,000	DT Midstream, Inc.*µ
	4.125%, 06/15/29	194,738
	Enbridge, Inc.‡
195,000	7.375%, 03/15/55	203,475
	5 yr. CMT + 3.12%
130,000	7.200%, 06/27/54	134,306
	5 yr. CMT + 2.97%
325,000	Encino Acquisition Partners Holdings LLC*	359,512
	8.750%, 05/01/31
	Energy Transfer LP‡
250,000	7.575%, 11/01/66	249,495
	3 mo. USD Term SOFR + 3.28%
197,000	6.500%, 11/15/26	198,145
	5 yr. CMT + 5.69%
130,000	7.125%, 10/01/54^
	5 yr. CMT + 2.83%	133,414
	Genesis Energy LP/Genesis Energy Finance Corp.
196,000	8.875%, 04/15/30	207,446
130,000	8.000%, 05/15/33	134,885
365,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	371,581
260,000	Howard Midstream Energy Partners LLC*
	7.375%, 07/15/32	269,071
260,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	262,935
263,000	Matador Resources Co.*
	6.500%, 04/15/32	263,826
100,000	Nabors Industries Ltd.*^
	7.500%, 01/15/28	92,412
276,000	Nabors Industries, Inc.*^
	9.125%, 01/31/30	273,602
195,000	New Fortress Energy, Inc.*^
	6.500%, 09/30/26	68,334
275,000	Oceaneering International, Inc.
	6.000%, 02/01/28	276,980
168,000	ONEOK, Inc.*
	6.500%, 09/01/30	179,367
390,000	Parkland Corp.*
	6.625%, 08/15/32	398,401
	Permian Resources Operating LLC*
246,000	7.000%, 01/15/32	254,425
65,000	6.250%, 02/01/33	65,397
270,000	Plains All American Pipeline LP‡
	8.698%, 08/30/25
	3 mo. USD Term SOFR + 4.37%	270,894
260,000	South Bow Canadian Infrastructure Holdings Ltd.*‡
	7.625%, 03/01/55
	5 yr. CMT + 3.95%	268,752
357,000	Summit Midstream Holdings LLC*
	8.625%, 10/31/29	363,633
130,000	Sunoco LP*
	6.250%, 07/01/33	131,765
430,000	TGNR Intermediate Holdings LLC*
	5.500%, 10/15/29	419,340
	Transocean, Inc.*
361,600	8.750%, 02/15/30	375,153
260,000	8.250%, 05/15/29	245,861

See accompanying Notes to Schedule of Investments

3

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Venture Global Calcasieu Pass LLC*
65,000	4.125%, 08/15/31	$60,067
65,000	3.875%, 08/15/29	61,392
	Venture Global LNG, Inc.*
592,000	9.000%, 09/30/29‡	592,515
	5 yr. CMT + 5.44%
330,000	8.375%, 06/01/31	341,296
200,000	8.125%, 06/01/28	207,166
137,000	7.000%, 01/15/30^	139,062
135,000	9.875%, 02/01/32	145,761
135,000	9.500%, 02/01/29	147,266
	Venture Global Plaquemines LNG LLC*
260,000	6.500%, 01/15/34	267,537
32,000	6.750%, 01/15/36	32,928
260,000	Vital Energy, Inc.
	9.750%, 10/15/30	244,475
275,000	VOC Escrow Ltd.*
	5.000%, 02/15/28	272,706
272,000	Weatherford International Ltd.*
	8.625%, 04/30/30	279,774
227,000	Wildfire Intermediate Holdings LLC*
	7.500%, 10/15/29	226,287
		10,996,929
	Financials (2.4%)
222,000	Acrisure LLC/Acrisure Finance, Inc.*
	8.250%, 02/01/29	229,657
250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust‡^
	6.950%, 03/10/55
	5 yr. CMT + 2.72%	261,205
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer*
260,000	7.375%, 10/01/32^	267,488
260,000	6.500%, 10/01/31	264,194
	Ally Financial, Inc.‡
367,000	4.700%, 05/15/26
	5 yr. CMT + 3.87%	358,093
125,000	4.700%, 05/15/28
	7 yr. CMT + 3.48%	114,221
268,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	260,499
130,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.*
	7.500%, 07/15/33	130,605
270,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	269,584
260,000	Azorra Finance Ltd.*
	7.250%, 01/15/31	265,650
260,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	268,567
260,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	275,441
275,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	290,936
130,000	Brandywine Operating Partnership LP
	8.875%, 04/12/29	139,793
195,000	Bread Financial Holdings, Inc.*‡
	8.375%, 06/15/35
	5 yr. CMT + 4.30%	201,718
463,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	460,222
205,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC*
	4.500%, 04/01/27	199,469
200,000	Burford Capital Global Finance LLC*
	6.875%, 04/15/30	199,748
255,000	Corebridge Financial, Inc.‡
	6.375%, 09/15/54
	5 yr. CMT + 2.65%	255,059
	Credit Acceptance Corp.*
180,000	9.250%, 12/15/28	190,517
116,000	6.625%, 03/15/30	117,511
265,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	284,430
130,000	Enstar Group Ltd.*‡
	7.500%, 04/01/45
	5 yr. CMT + 3.19%	134,278
	GGAM Finance Ltd.*
300,000	8.000%, 02/15/27	309,222
130,000	5.875%, 03/15/30	130,681
145,000	HAT Holdings I LLC/HAT Holdings II LLC*µ
	8.000%, 06/15/27	150,445
	HUB International Ltd.*
398,000	5.625%, 12/01/29	395,684
195,000	7.375%, 01/31/32	203,180
420,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	418,135
	Jefferies Finance LLC/JFIN Co-Issuer Corp.*
325,000	5.000%, 08/15/28	313,755
255,000	6.625%, 10/15/31	254,146
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.*
162,000	7.000%, 07/15/31	169,747
160,000	4.750%, 06/15/29	155,504
	Level 3 Financing, Inc.*
205,860	10.000%, 10/15/32	207,692
140,000	3.875%, 10/15/30	121,426
265,000	Macquarie Airfinance Holdings Ltd.*
	8.125%, 03/30/29	276,708
390,000	MetLife, Inc.
	6.400%, 12/15/66	406,415
130,000	Newmark Group, Inc.
	7.500%, 01/12/29	138,133
	OneMain Finance Corp.
180,000	3.875%, 09/15/28	171,781
130,000	7.500%, 05/15/31	135,599
255,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer*
	7.000%, 02/01/30	261,474
325,000	Provident Funding Associates LP/PFG Finance Corp.*
	9.750%, 09/15/29	340,658
265,000	RHP Hotel Properties LP/RHP Finance Corp.*
	6.500%, 04/01/32	271,021

See accompanying Notes to Schedule of Investments

4

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Rocket Cos., Inc.*
195,000	6.375%, 08/01/33	$199,050
129,000	6.125%, 08/01/30	130,960
251,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*
	3.875%, 03/01/31	231,665
195,000	Saks Global Enterprises LLC*
	11.000%, 12/15/29	46,192
190,000	Service Properties Trust
	8.375%, 06/15/29	197,495
	Starwood Property Trust, Inc.*
260,000	6.000%, 04/15/30	262,761
130,000	6.500%, 07/01/30	133,838
64,000	Stonex Escrow Issuer LLC*
	6.875%, 07/15/32	65,230
325,000	StoneX Group, Inc.*
	7.875%, 03/01/31	342,316
260,000	TrueNoord Capital DAC*
	8.750%, 03/01/30	269,649
	United Wholesale Mortgage LLC*
310,000	5.500%, 04/15/29	303,505
130,000	5.750%, 06/15/27	130,139
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC*
135,000	6.500%, 02/15/29	131,450
131,000	10.500%, 02/15/28	138,553
130,000	VFH Parent LLC/Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	135,372
260,000	XHR LP*
	6.625%, 05/15/30	264,485
		13,252,951
	Health Care (1.0%)
130,000	Acadia Healthcare Co., Inc.*^
	7.375%, 03/15/33	134,004
	CHS/Community Health Systems, Inc.*
533,000	6.125%, 04/01/30^	378,083
197,000	10.875%, 01/15/32	206,767
146,000	6.875%, 04/15/29^	114,617
33,000	5.250%, 05/15/30	28,914
	DaVita, Inc.*
313,000	3.750%, 02/15/31	284,148
291,000	4.625%, 06/01/30	277,960
255,000	6.875%, 09/01/32	262,479
	Embecta Corp.*
195,000	5.000%, 02/15/30^	176,947
67,000	6.750%, 02/15/30	64,567
	Encompass Health Corp.
130,000	4.750%, 02/01/30	127,127
130,000	4.500%, 02/01/28	128,140
257,000	HCA, Inc.
	7.500%, 11/06/33	291,451
146,000	IQVIA, Inc.*
	6.250%, 06/01/32	149,825
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	193,622
	Medline Borrower LP*
336,000	5.250%, 10/01/29	329,781
335,000	3.875%, 04/01/29	319,617
33,000	Medline Borrower LP/Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	33,731
	Organon & Co./Organon Foreign Debt Co-Issuer BV*
490,000	5.125%, 04/30/31^	424,134
200,000	4.125%, 04/30/28	189,524
	Tenet Healthcare Corp.
625,000	6.250%, 02/01/27	625,931
375,000	6.875%, 11/15/31	399,836
335,000	Teva Pharmaceutical Finance Netherlands III BV^
	5.125%, 05/09/29	335,188
		5,476,393
	Industrials (1.6%)
260,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	267,036
300,000	ACCO Brands Corp.*^
	4.250%, 03/15/29	265,923
265,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 yr. CMT + 3.15%	259,403
	Arcosa, Inc.*
146,000	4.375%, 04/15/29	140,899
130,000	6.875%, 08/15/32	134,499
751,669	ARD Finance SA*
	6.500%, 06/30/27
	7.250% PIK Rate	56,142
	Bombardier, Inc.*
130,000	8.750%, 11/15/30	140,115
95,000	7.000%, 06/01/32	98,459
81,000	7.250%, 07/01/31	84,617
65,000	6.750%, 06/15/33	67,167
14,000	7.875%, 04/15/27	14,059
261,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	250,855
405,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	404,652
68,000	Delta Air Lines, Inc./SkyMiles IP Ltd.*µ
	4.750%, 10/20/28	68,096
	Deluxe Corp.*
350,000	8.000%, 06/01/29^	336,308
65,000	8.125%, 09/15/29	66,866
	EnerSys*
145,000	4.375%, 12/15/27	142,551
135,000	6.625%, 01/15/32	138,829
	EquipmentShare.com, Inc.*
97,000	8.000%, 03/15/33	101,413
95,000	8.625%, 05/15/32	101,185
261,000	Graham Packaging Co., Inc.*
	7.125%, 08/15/28	260,593
	Graphic Packaging International LLC*
175,000	4.750%, 07/15/27	172,476
125,000	3.500%, 03/01/29	117,597
290,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	275,198
	Herc Holdings, Inc.*
350,000	5.500%, 07/15/27	348,985
130,000	7.250%, 06/15/33	134,776
130,000	7.000%, 06/15/30	134,373
130,000	6.625%, 06/15/29^	133,193
	JELD-WEN, Inc.*
195,000	7.000%, 09/01/32	146,687
70,000	4.875%, 12/15/27^	66,443

See accompanying Notes to Schedule of Investments

5

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
445,000	Ken Garff Automotive LLC*
	4.875%, 09/15/28	$433,693
170,000	Moog, Inc.*
	4.250%, 12/15/27	166,342
272,000	Novelis Corp.*
	4.750%, 01/30/30	260,872
260,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	266,963
	Sealed Air Corp.*
65,000	6.500%, 07/15/32^	67,051
65,000	5.000%, 04/15/29	64,102
	Sealed Air Corp./Sealed Air Corp. U.S.*
206,000	6.125%, 02/01/28	208,116
65,000	7.250%, 02/15/31	67,607
247,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	225,350
	Standard Building Solutions, Inc.*
130,000	6.250%, 08/01/33	131,309
60,000	6.500%, 08/15/32	61,313
127,000	Standard Industries, Inc.*
	5.000%, 02/15/27	127,048
	TransDigm, Inc.*
285,000	6.875%, 12/15/30	295,625
200,000	6.750%, 08/15/28	204,212
100,000	7.125%, 12/01/31	104,224
65,000	6.625%, 03/01/32	66,907
69,169	United Airlines Pass-Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	67,087
144,000	Wabash National Corp.*
	4.500%, 10/15/28	129,106
260,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	270,070
	Williams Scotsman, Inc.*
157,000	4.625%, 08/15/28	154,527
130,000	7.375%, 10/01/31	135,794
100,000	6.625%, 06/15/29	102,670
		8,539,383
	Information Technology (0.7%)
130,000	CACI International, Inc.*
	6.375%, 06/15/33	133,228
153,000	Coherent Corp.*
	5.000%, 12/15/29	149,840
116,000	Dell International LLC/EMC Corp.µ
	6.020%, 06/15/26	117,007
130,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	133,076
	Fair Isaac Corp.*
138,000	4.000%, 06/15/28	133,435
97,000	6.000%, 05/15/33	97,659
300,000	KBR, Inc.*
	4.750%, 09/30/28	289,644
	NCL Corp. Ltd.*
132,000	8.125%, 01/15/29	138,888
130,000	6.750%, 02/01/32	133,617
198,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	191,246
135,000	Open Text Corp.*
	6.900%, 12/01/27	139,443
98,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	89,322
230,000	Playtika Holding Corp.*
	4.250%, 03/15/29	211,027
370,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	352,662
	Twilio, Inc.
185,000	3.625%, 03/15/29	175,343
66,000	3.875%, 03/15/31	61,384
97,000	UKG, Inc.*
	6.875%, 02/01/31	99,758
390,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	361,740
260,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	266,648
300,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.*
	3.875%, 02/01/29	282,213
		3,557,180
	Materials (0.8%)
260,000	Avient Corp.*
	6.250%, 11/01/31	261,165
260,000	Capstone Copper Corp.*
	6.750%, 03/31/33	264,948
130,000	Celanese U.S. Holdings LLC
	6.879%, 07/15/32	134,650
260,000	Century Aluminum Co.*
	6.875%, 08/01/32	262,730
	Chemours Co.*
220,000	8.000%, 01/15/33	204,838
195,000	4.625%, 11/15/29^	165,459
485,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	457,728
200,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	195,264
250,000	Constellium SE*^
	6.375%, 08/15/32	253,505
395,000	FMC Corp.‡
	8.450%, 11/01/55
	5 yr. CMT + 4.37%	408,845
260,000	JW Aluminum Continuous Cast Co.*
	10.250%, 04/01/30	269,519
265,000	Knife River Corp.*
	7.750%, 05/01/31	278,361
	Mercer International, Inc.
279,000	5.125%, 02/01/29	225,011
133,000	12.875%, 10/01/28*	134,253
250,000	OCI NV*
	6.700%, 03/16/33	278,460
305,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	296,433
260,000	Terex Corp.*
	6.250%, 10/15/32	260,582
111,350	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC*
	7.625%, 05/03/29	64,988
		4,416,739
	Other (0.5%)
355,000	1261229 BC Ltd.*
	10.000%, 04/15/32	361,667
260,000	Alumina Pty. Ltd.*
	6.375%, 09/15/32	263,895
104,792	Claritev Corp.*
	6.750%, 03/31/31
	0.75% PIK Rate	76,561

See accompanying Notes to Schedule of Investments

6

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	EchoStar Corp.
406,000	10.750%, 11/30/29	$428,383
271,019	6.750%, 11/30/30
	6.75% Cash or PIK	257,197
140,000	Gen Digital, Inc.*
	6.750%, 09/30/27	142,517
130,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC*
	8.250%, 04/15/30	134,783
260,000	New Gold, Inc.*
	6.875%, 04/01/32	267,085
100,000	Nissan Motor Acceptance Co. LLC*
	7.050%, 09/15/28	103,044
260,000	Olin Corp.*
	6.625%, 04/01/33	253,331
130,000	Reinsurance Group of America, Inc.‡
	6.650%, 09/15/55
	5 yr. CMT + 2.39%	130,170
260,000	Rfna LP*
	7.875%, 02/15/30	265,148
260,000	Stonepeak Nile Parent LLC*
	7.250%, 03/15/32	273,257
		2,957,038
	Real Estate (0.1%)
130,000	Forestar Group, Inc.*
	6.500%, 03/15/33	130,657
170,000	Global Net Lease, Inc.*^
	4.500%, 09/30/28	163,972
398,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
	3.750%, 12/15/27	380,396
		675,025
	Special Purpose Acquisition Companies (0.1%)
65,000	Clydesdale Acquisition Holdings, Inc.*
	6.750%, 04/15/32	66,586
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.*
260,000	6.750%, 01/15/30^	244,842
131,000	4.625%, 01/15/29	124,602
		436,030
	Utilities (0.3%)
	AES Corp.‡
99,000	6.950%, 07/15/55
	5 yr. CMT + 2.89%	95,642
42,000	7.600%, 01/15/55
	5 yr. CMT + 3.20%	42,588
130,000	Dominion Energy, Inc.‡
	6.625%, 05/15/55
	5 yr. CMT + 2.21%	133,390
265,000	Duke Energy Corp.‡
	6.450%, 09/01/54
	5 yr. CMT + 2.59%	272,892
200,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 yr. CMT + 2.67%	207,568
200,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 yr. CMT + 2.56%	202,242
191,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 yr. CMT + 2.45%	198,697
97,000	PPL Capital Funding, Inc.‡
	7.222%, 03/30/67
	3 mo. USD Term SOFR + 2.93%	96,467
	Vistra Corp.*‡
125,000	7.000%, 12/15/26
	5 yr. CMT + 5.74%	126,332
65,000	8.000%, 10/15/26
	5 yr. CMT + 6.93%	66,392
		1,442,210
	Total Corporate Bonds
	(Cost $82,825,328)	81,178,932
Convertible Bonds (113.4%)
	Communication Services (16.9%)
3,500,000	AST SpaceMobile, Inc.*µ
	2.375%, 10/15/32	3,688,650
13,250,000	DoorDash, Inc.*^
	0.000%, 05/15/30	14,405,930
7,750,000	Liberty Media Corp.-Liberty Formula One
	2.250%, 08/15/27	10,100,343
13,250,000	Live Nation Entertainment, Inc.*µ
	2.875%, 01/15/30	14,269,587
3,500,000	MakeMyTrip Ltd.*
	0.000%, 07/01/30	3,608,360
4,500,000	Match Group Financeco 3, Inc.*µ
	2.000%, 01/15/30	4,068,945
14,000,000	Snap, Inc.µ
	0.500%, 05/01/30	12,284,580
	Uber Technologies, Inc.µ
12,000,000	0.875%, 12/01/28	16,400,640
11,250,000	0.000%, 05/15/28*	12,602,362
		91,429,397
	Consumer Discretionary (12.6%)
10,000,000	Alibaba Group Holding Ltd.
	0.500%, 06/01/31	13,294,300
3,750,000	Carnival Corp.
	5.750%, 12/01/27	8,677,987
9,750,000	DraftKings Holdings, Inc.µ
	0.000%, 03/15/28	8,885,272
3,500,000	Etsy, Inc.*µ
	1.000%, 06/15/30	3,531,080
3,000,000	Lucid Group, Inc.*
	5.000%, 04/01/30	3,026,610
9,000,000	Marriott Vacations Worldwide Corp.µ
	3.250%, 12/15/27	8,563,320
10,000,000	Rivian Automotive, Inc.µ
	4.625%, 03/15/29	9,870,900
750,000	Royal Caribbean Cruises Ltd.
	6.000%, 08/15/25	4,808,978
2,500,000	Shake Shack, Inc.
	0.000%, 03/01/28	2,524,700
3,000,000	Wayfair, Inc.
	3.500%, 11/15/28	4,851,420
		68,034,567
	Consumer Staples (1.4%)
3,975,000	Enovis Corp.
	3.875%, 10/15/28	3,797,318

See accompanying Notes to Schedule of Investments

7

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
3,500,000	Oddity Finance LLC*^
	0.000%, 06/15/30	$3,694,390
		7,491,708
	Energy (1.7%)
3,500,000	Kosmos Energy Ltd.
	3.125%, 03/15/30	2,500,190
4,265,000	Nabors Industries, Inc.
	1.750%, 06/15/29	2,571,155
3,750,000	Northern Oil & Gas, Inc.
	3.625%, 04/15/29	3,912,713
9,600,000	SunEdison, Inc.*@
	0.000%, 01/15/20	33,600
		9,017,658
	Financials (2.9%)
3,750,000	Affirm Holdings, Inc.*µ
	0.750%, 12/15/29	3,965,363
5,375,000	Coinbase Global, Inc.
	0.250%, 04/01/30	7,367,674
3,750,000	Upstart Holdings, Inc.*^
	1.000%, 11/15/30	4,487,212
		15,820,249
	Health Care (10.7%)
4,000,000	Alnylam Pharmaceuticals, Inc.^
	1.000%, 09/15/27	5,888,560
7,000,000	Alphatec Holdings, Inc.*
	0.750%, 03/15/30	6,918,450
5,000,000	Exact Sciences Corp.*µ
	2.000%, 03/01/30	4,820,750
3,750,000	Haemonetics Corp.µ
	2.500%, 06/01/29	3,746,625
6,750,000	Halozyme Therapeutics, Inc.
	0.250%, 03/01/27	6,987,397
3,750,000	Integer Holdings Corp.*
	1.875%, 03/15/30	3,686,063
3,750,000	Ionis Pharmaceuticals, Inc.µ
	1.750%, 06/15/28	4,106,512
	Jazz Investments I Ltd.µ
4,750,000	2.000%, 06/15/26	4,878,107
3,250,000	3.125%, 09/15/30*	3,589,593
2,439,000	Lantheus Holdings, Inc.
	2.625%, 12/15/27	2,884,630
2,500,000	Merit Medical Systems, Inc.*
	3.000%, 02/01/29	2,949,575
9,000,000	NeoGenomics, Inc.
	0.250%, 01/15/28	7,600,230
		58,056,492
	Industrials (4.7%)
6,500,000	AeroVironment, Inc.µ
	0.000%, 07/15/30	7,321,080
1,750,000	Axon Enterprise, Inc.
	0.500%, 12/15/27	5,775,420
2,250,000	Bloom Energy Corp.
	3.000%, 06/01/28	4,731,345
2,750,000	Fluor Corp.
	1.125%, 08/15/29	3,873,513
3,500,000	Tetra Tech, Inc.
	2.250%, 08/15/28	3,991,995
		25,693,353
	Information Technology (51.2%)
3,625,000	Advanced Energy Industries, Inc.
	2.500%, 09/15/28	4,453,965
3,750,000	Akamai Technologies, Inc.µ
	0.375%, 09/01/27	3,605,025
2,750,000	Alkami Technology, Inc.*
	1.500%, 03/15/30	2,809,978
1,000,000	Applied Digital Corp.*
	2.750%, 06/01/30	1,567,690
7,500,000	Bill Holdings, Inc.*µ
	0.000%, 04/01/30	6,337,500
8,704,000	Cloudflare, Inc.*µ
	0.000%, 06/15/30	9,691,295
	Core Scientific, Inc.*
7,500,000	0.000%, 06/15/31µ	7,576,650
2,125,000	3.000%, 09/01/29^	3,103,541
13,500,000	CyberArk Software Ltd.*
	0.000%, 06/15/30	13,898,385
15,000,000	Datadog, Inc.*µ
	0.000%, 12/01/29	14,589,450
7,250,000	Guidewire Software, Inc.*^
	1.250%, 11/01/29	8,327,132
2,425,000	IREN Ltd.*
	3.500%, 12/15/29	3,457,953
3,250,000	Itron, Inc.
	1.375%, 07/15/30	3,735,875
3,364,000	Life360, Inc.*
	0.000%, 06/01/30	3,976,685
6,500,000	Lumentum Holdings, Inc.
	1.500%, 12/15/29	11,174,605
7,000,000	MACOM Technology Solutions Holdings, Inc.*
	0.000%, 12/15/29	7,320,180
	MicroStrategy, Inc.*
14,750,000	0.000%, 03/01/30µ^	17,308,977
10,750,000	0.000%, 12/01/29	10,385,037
6,250,000	Mirion Technologies, Inc.*
	0.250%, 06/01/30	7,395,875
13,750,000	MKS, Inc.µ
	1.250%, 06/01/30	13,433,062
9,250,000	Nutanix, Inc.*
	0.500%, 12/15/29	10,454,165
15,000,000	ON Semiconductor Corp.µ
	0.500%, 03/01/29	14,262,000
	PAR Technology Corp.
2,250,000	1.500%, 10/15/27	2,444,963
1,800,000	1.000%, 01/15/30*	1,713,762
3,750,000	Parsons Corp.µ
	2.625%, 03/01/29	4,102,612
3,250,000	Q2 Holdings, Inc.
	0.750%, 06/01/26	3,573,278
6,500,000	Rapid7, Inc.
	1.250%, 03/15/29	5,775,250
2,125,000	Riot Platforms, Inc.*
	0.750%, 01/15/30	2,464,979
3,516,000	Rubrik, Inc.*µ
	0.000%, 06/15/30	3,775,973
5,250,000	Seagate HDD Cayman
	3.500%, 06/01/28	10,185,210
12,750,000	Shift4 Payments, Inc.^
	0.500%, 08/01/27	13,901,580
9,500,000	Snowflake, Inc.*µ
	0.000%, 10/01/29	14,781,145
5,750,000	Spotify USA, Inc.
	0.000%, 03/15/26	7,294,335

See accompanying Notes to Schedule of Investments

8

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
3,000,000	Super Micro Computer, Inc.*
	0.000%, 06/15/30	$3,825,270
3,500,000	Tyler Technologies, Inc.
	0.250%, 03/15/26	4,232,970
3,750,000	Varonis Systems, Inc.*
	1.000%, 09/15/29	3,999,188
4,500,000	Western Digital Corp.
	3.000%, 11/15/28	9,655,110
	Wolfspeed, Inc.@
7,750,000	1.875%, 12/01/29	2,388,008
4,469,000	0.250%, 02/15/28	1,340,923
3,250,000	Workiva, Inc.µ
	1.250%, 08/15/28	2,997,768
		277,317,349
	Materials (1.6%)
239,000	Centrus Energy Corp.*^
	2.250%, 11/01/30	570,048
2,750,000	MP Materials Corp.*
	3.000%, 03/01/30	8,059,673
		8,629,721
	Real Estate (2.6%)
7,250,000	Digital Realty Trust LP*^
	1.875%, 11/15/29	7,658,828
3,750,000	Welltower OP LLC*
	2.750%, 05/15/28	6,521,400
		14,180,228
	Utilities (7.1%)
3,750,000	CMS Energy Corp.
	3.375%, 05/01/28	4,112,587
6,500,000	Duke Energy Corp.
	4.125%, 04/15/26	6,965,725
13,250,000	PPL Capital Funding, Inc.µ
	2.875%, 03/15/28	14,799,720
11,500,000	Southern Co.µ
	4.500%, 06/15/27	12,878,390
		38,756,422
	Total Convertible Bonds
	(Cost $591,033,995)	614,427,144
Bank Loans (3.1%) ¡
	Airlines (0.1%)
172,813	Air Canada‡
	6.353%, 03/21/31
	1 mo. USD Term SOFR + 2.00%	173,028
149,167	United Airlines, Inc.‡
	6.351%, 02/22/31
	1 mo. USD Term SOFR + 2.00%	149,932
		322,960
	Communication Services (0.3%)
110,329	Audacy Capital Corp.‡
	10.471%, 10/01/29
	1 mo. USD Term SOFR + 6.00%	91,159
12,316	Audacy Capital Corp.‡
	11.471%, 10/02/28
	1 mo. USD Term SOFR + 7.00%	12,285
128,688	Cincinnati Bell, Inc.‡
	7.106%, 11/22/28
	1 mo. USD Term SOFR + 2.75%	129,067
125,611	Clear Channel Outdoor Holdings, Inc.‡
	8.471%, 08/23/28
	1 mo. USD Term SOFR + 4.00%	125,600
234,841	CSC Holdings LLC‡
	9.000%, 04/15/27
	3 mo. U.S. (Fed) Prime Rate + 1.50%	231,661
99,808	DirecTV Financing LLC‡
	9.820%, 08/02/29
	3 mo. USD Term SOFR + 5.25%	99,170
64,013	DirecTV Financing LLC‡
	9.570%, 08/02/27
	3 mo. USD Term SOFR + 5.00%	64,277
5,207	Gray Television, Inc.‡
	9.579%, 06/04/29
	1 mo. USD Term SOFR + 5.25%	5,221
134,663	Sinclair Television Group, Inc.‡
	7.870%, 12/31/29
	3 mo. USD Term SOFR + 3.30%	125,775
280,000	Telesat Canada‡
	7.344%, 12/07/26
	3 mo. USD Term SOFR + 2.75%	178,700
322,724	TripAdvisor, Inc.‡
	7.106%, 07/08/31
	1 mo. USD Term SOFR + 2.75%	320,304
		1,383,219
	Consumer Discretionary (0.6%)
145,884	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	145,483
139,650	American Airlines, Inc.‡
	7.576%, 05/28/32
	3 mo. USD Term SOFR + 3.25%	140,785
164,504	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	1 mo. USD Term SOFR + 3.00%	164,607
91,896	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	91,954
90,000	Beach Acquisition Bidco LLC!
	0.000%, 06/25/32	90,675
130,000	Boots Group Bidco Ltd.!
	0.000%, 07/16/32	130,082
155,019	Caesars Entertainment, Inc.‡
	6.606%, 02/06/30
	1 mo. USD Term SOFR + 2.25%	155,133
169,150	Chinos Intermediate Holdings A, Inc.‡
	10.308%, 09/26/31
	3 mo. USD Term SOFR + 6.00%	143,989
305,000	Clarios Global LP‡
	7.106%, 01/28/32
	1 mo. USD Term SOFR + 2.75%	305,444
255,000	Flutter Financing BV‡
	6.296%, 06/04/32
	3 mo. USD Term SOFR + 2.00%	255,424
258,700	Life Time Fitness, Inc.‡
	6.577%, 11/05/31
	1 mo. USD Term SOFR + 2.25%	259,568

See accompanying Notes to Schedule of Investments

9

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
253,544	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	$254,431
113,850	Peloton Interactive, Inc.‡
	9.833%, 05/30/29
	3 mo. USD Term SOFR + 5.50%	115,942
543,873	PetSmart, Inc.‡
	8.206%, 02/11/28
	1 mo. USD Term SOFR + 3.75%	543,533
256,750	Station Casinos LLC‡
	6.356%, 03/14/31
	1 mo. USD Term SOFR + 2.00%	257,329
260,885	Windsor Holdings III LLC‡
	7.103%, 08/01/30
	1 mo. USD Term SOFR + 2.75%	261,416
		3,315,795
	Consumer Staples (0.5%)
862,904	Amneal Pharmaceuticals LLC‡
	9.856%, 05/04/28
	1 mo. USD Term SOFR + 5.50%	880,162
277,800	Amneal Pharmaceuticals LLC!
	0.000%, 07/23/32	278,436
130,000	Avis Budget Car Rental LLC‡
	6.856%, 07/16/32
	1 mo. USD Term SOFR + 2.50%	129,574
193,538	B&G Foods, Inc.‡
	7.856%, 10/10/29
	1 mo. USD Term SOFR + 3.50%	179,547
40,000	Bausch & Lomb Corp.‡
	8.606%, 01/15/31
	1 mo. USD Term SOFR + 4.25%	40,220
160,000	Bausch Health Cos., Inc.‡
	10.606%, 10/08/30
	1 mo. USD Term SOFR + 6.25%	157,188
23,229	MPH Acquisition Holdings LLC‡
	8.058%, 12/31/30
	3 mo. USD Term SOFR + 3.75%	23,171
260,000	Opal Bidco SAS!
	0.000%, 04/28/32	261,447
331,110	Star Parent, Inc.‡
	8.296%, 09/27/30
	3 mo. USD Term SOFR + 4.00%	327,869
260,000	Team Health Holdings, Inc.!
	0.000%, 06/23/28	260,325
129,526	United Natural Foods, Inc.‡
	9.106%, 05/01/31
	1 mo. USD Term SOFR + 4.75%	130,728
249,372	Veritiv Corp.‡
	8.296%, 11/30/30
	3 mo. USD Term SOFR + 4.00%	250,697
		2,919,364
	Energy (0.1%)
188,278	New Fortress Energy, Inc.‡
	9.808%, 10/30/28
	3 mo. USD Term SOFR + 5.50%	88,255
382,069	Par Petroleum LLC‡
	8.029%, 02/28/30
	3 mo. USD Term SOFR + 3.75%	382,268
		470,523
	Financials (0.6%)
197,500	Acrisure LLC‡
	7.606%, 06/21/32
	1 mo. USD Term SOFR + 3.25%	198,241
385,000	Advisor Group, Inc.!
	0.000%, 07/16/32	385,602
360,726	Advisor Group, Inc.‡
	7.856%, 08/17/28
	1 mo. USD Term SOFR + 3.50%	361,534
201,942	Amynta Agency Borrower, Inc.‡
	7.082%, 12/29/31
	3 mo. USD Term SOFR + 2.75%	202,270
345,625	AssuredPartners, Inc.‡
	7.858%, 02/14/31
	1 mo. USD Term SOFR + 3.50%	346,721
148,129	Broadstreet Partners, Inc.‡
	7.106%, 06/13/31
	1 mo. USD Term SOFR + 2.75%	148,406
30,000	Broadstreet Partners, Inc.!
	0.000%, 06/13/31	30,056
260,000	CFC Bidco 2022 Ltd.‡
	8.041%, 05/30/32
	3 mo. USD Term SOFR + 3.75%	260,164
323,375	Dragon Buyer, Inc.‡
	7.296%, 09/30/31
	3 mo. USD Term SOFR + 3.00%	324,269
219,715	HUB International Ltd.‡
	6.826%, 06/20/30
	3 mo. USD Term SOFR + 2.50%	220,235
192,075	Iron Mountain, Inc.‡
	6.356%, 01/31/31
	1 mo. USD Term SOFR + 2.00%	192,355
181,992	Jazz Financing Lux SARL‡
	6.606%, 05/05/28
	1 mo. USD Term SOFR + 2.25%	182,917
260,000	Level 3 Financing, Inc.‡
	8.606%, 03/27/32
	1 mo. USD Term SOFR + 4.25%	262,701
		3,115,471
	Health Care (0.0%)
279,099	Padagis LLC‡
	9.290%, 07/06/28
	3 mo. USD Term SOFR + 4.75%	255,375

	Industrials (0.4%)
260,923	ACProducts, Inc.‡
	8.807%, 05/17/28
	3 mo. USD Term SOFR + 4.25%	198,057
195,000	Chamberlain Group, Inc.!
	0.000%, 07/22/32	195,162
260,000	ECO Material Tech, Inc.‡
	7.467%, 02/12/32
	6 mo. USD Term SOFR + 3.25%	261,300
250,000	EMRLD Borrower LP!
	0.000%, 08/04/31	250,469
99,250	EMRLD Borrower LP‡
	6.856%, 08/04/31
	1 mo. USD Term SOFR + 2.50%	99,436
257,400	MI Windows & Doors LLC‡
	7.106%, 03/28/31
	1 mo. USD Term SOFR + 2.75%	258,076
259,350	Quikrete Holdings, Inc.‡
	6.606%, 02/10/32
	1 mo. USD Term SOFR + 2.25%	259,447

See accompanying Notes to Schedule of Investments

10

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
519,082	TransDigm, Inc.‡
	6.796%, 02/28/31
	3 mo. USD Term SOFR + 2.50%	$521,202
		2,043,149
	Information Technology (0.3%)
366,791	Boxer Parent Co., Inc.‡
	7.333%, 07/30/31
	3 mo. USD Term SOFR + 3.00%	367,221
265,615	Camelot U.S. Acquisition LLC‡
	7.106%, 01/31/31
	1 mo. USD Term SOFR + 2.75%	265,847
202,727	Coherent Corp.‡
	6.356%, 07/02/29
	1 mo. USD Term SOFR + 2.00%	203,538
263,494	Dun & Bradstreet Corp.‡
	6.603%, 01/18/29
	1 mo. USD Term SOFR + 2.25%	263,683
49,111	QXO, Inc.‡
	7.296%, 04/30/32
	3 mo. USD Term SOFR + 3.00%	49,592
390,000	Rocket Software, Inc.!
	0.000%, 11/28/28	391,433
222,656	SS&C Technologies, Inc.‡
	6.356%, 05/09/31
	1 mo. USD Term SOFR + 2.00%	223,665
128,700	UKG, Inc.‡
	6.810%, 02/10/31
	3 mo. USD Term SOFR + 2.50%	128,833
		1,893,812
	Materials (0.1%)
409,840	Ineos U.S. Finance LLC‡
	7.606%, 02/18/30
	1 mo. USD Term SOFR + 3.25%	381,791
190,834	Trinseo Materials Operating SCA‡
	7.090%, 05/03/28
	3 mo. USD Term SOFR + 2.50%	82,616
248,894	W.R. Grace & Co.-Conn.‡
	7.546%, 09/22/28
	3 mo. USD Term SOFR + 3.25%	249,438
		713,845
	Other (0.0%)
130,000	Windstream Services LLC‡
	9.206%, 10/01/31
	1 mo. USD Term SOFR + 4.75%	130,813

	Special Purpose Acquisition Companies (0.1%)
113,867	Clydesdale Acquisition Holdings, Inc.‡
	7.531%, 04/13/29
	1 mo. USD Term SOFR + 3.18%	113,951
62,888	Fertitta Entertainment LLC‡
	7.601%, 01/27/29
	1 mo. USD Term SOFR + 3.25%	63,012
252,850	Patagonia Holdco LLC‡
	10.048%, 08/01/29
	3 mo. USD Term SOFR + 5.75%	211,327
		388,290
	Total Bank Loans
	(Cost $17,243,958)	16,952,616

NUMBER OF
SHARES		VALUE
Convertible Preferred Stocks (16.4%)
	Financials (5.5%)
72,795	Apollo Global Management, Inc.
	6.750%, 07/31/26	$5,545,523
142,880	ARES Management Corp.
	6.750%, 10/01/27	8,087,008
7,055	Bank of America Corp.‡ ‡‡
	7.250%, 12/31/49	8,607,100
129,410	KKR & Co., Inc.
	6.250%, 03/01/28	7,434,605
		29,674,236
	Industrials (5.1%)
329,445	Boeing Co.
	6.000%, 10/15/27	23,291,761
68,335	QXO, Inc.#
	5.500%, 05/15/28	3,951,130
		27,242,891
	Information Technology (3.3%)
129,690	Hewlett Packard Enterprise Co.
	7.625%, 09/01/27	7,781,400
100,120	Microchip Technology, Inc.^
	7.500%, 03/15/28	6,298,549
32,630	Shift4 Payments, Inc.
	6.000%, 05/01/28	3,848,709
		17,928,658
	Materials (0.7%)
114,980	Albemarle Corp.
	7.250%, 03/01/27	3,904,721

	Utilities (1.8%)
	NextEra Energy, Inc.
156,300	6.926%, 09/01/25	6,369,225
73,485	7.299%, 06/01/27	3,530,219
		9,899,444
	Total Convertible Preferred Stocks
	(Cost $86,890,388)	88,649,950
Common Stocks (1.0%)
	Communication Services (0.6%)
5,620	Altice USA, Inc. - Class Aµ#	14,612
62,692	AST SpaceMobile, Inc.µ#	3,333,334
4,890	Audacy, Inc.#	68,460
1,888	Cumulus Media, Inc. - Class A#	260
		3,416,666
	Consumer Discretionary (0.0%)
408	Rite Aid Corp.#	408

	Energy (0.4%)
7,825	Centrus Energy Corp. - Class Aµ#	1,685,505
1,100	Cheniere Energy Partners LP	63,437
15,585	Energy Transfer LP	281,153
7,135	Enterprise Products Partners LP	221,114

See accompanying Notes to Schedule of Investments

11

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE
1,881	EP Energy Corp.#	$2,822
		2,254,031
	Total Common Stocks
	(Cost $5,654,665)	5,671,105
Preferred Stocks (0.1%)
	Communication Services (0.1%)
6,920	Qwest Corp.
	6.500%, 09/01/56	137,016
2,091	Telephone & Data Systems, Inc.
	6.625%, 03/31/26	44,329
	U.S. Cellular Corp.
2,160	6.250%, 09/01/69	55,188
1,789	5.500%, 03/01/70	39,662
204	5.500%, 06/01/70	4,582
		280,777
	Consumer Discretionary (0.0%)
1,722	Guitar Center, Inc.#	25,830
	Total Preferred Stocks
	(Cost $435,825)	306,607
Warrants (0.0%) #
	Communication Services (0.0%)
850	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
142	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
		—
	Energy (0.0%)
13,522	Mcdermott International Ltd.
	06/30/27, Strike $15.98	1
12,170	Mcdermott International Ltd.
	06/30/27, Strike $12.33	1
		2
	Total Warrants
	(Cost $5,195)	2

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (0.1%) #
	Communication Services (0.0%)
500	AST SpaceMobile, Inc.
2,658,500	Put, 09/19/25, Strike $45.00	$163,750

	Other (0.1%)
525	SPDR® S&P 500® ETF Trust
33,184,200	Put, 11/28/25, Strike $550.00	276,150
	Total Exchange-Traded Purchased Options
	(Cost $1,025,461)	439,900

TOTAL INVESTMENTS (149.1%)
(Cost $785,319,603)		807,833,162

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-16.9%)		(91,750,000)

LIABILITIES, LESS OTHER ASSETS (-32.2%)		(174,389,489)

NET ASSETS (100.0%)		$541,693,673

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $265,306,462.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$28,246
Rite Aid Corp.	09/04/2024	25,682
Total		$53,928

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
‡‡	Perpetual maturity.
#	Non-income producing security.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

12

Calamos Dynamic Convertible and Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$206,906	$—	$206,906
Corporate Bonds	—	81,178,932	—	81,178,932
Convertible Bonds	—	614,427,144	—	614,427,144
Bank Loans	—	16,952,616	—	16,952,616
Convertible Preferred Stocks	88,649,950	—	—	88,649,950
Common Stocks	5,671,105	—	—	5,671,105
Preferred Stocks	306,607	—	—	306,607
Warrants	2	—	—	2
Exchange-Traded Purchased Options	439,900	—	—	439,900
Total	$95,067,564	$712,765,598	$—	$807,833,162

See accompanying Notes to Schedule of Investments

13

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.0%)
	Other (0.0%)
170,000	SVC ABS LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $161,926)	$163,600

Corporate Bonds (12.8%)
	Airlines (0.2%)
168,286	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	167,920
42,425	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	42,481
187,610	American Airlines Pass-Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	177,267
171,076	British Airways Pass-Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	163,049
188,850	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	189,747
		740,464
	Communication Services (1.2%)
260,000	APi Group DE, Inc.*
	4.750%, 10/15/29	251,807
80,000	Bell Telephone Co. of Canada or Bell Canada‡
	7.000%, 09/15/55
	5 yr. CMT + 2.36%	81,302
195,000	Cincinnati Bell Telephone Co. LLC
	6.300%, 12/01/28	191,278
	Clear Channel Outdoor Holdings, Inc.*
115,000	7.500%, 03/15/33	114,748
105,000	7.875%, 04/01/30	108,153
95,000	9.000%, 09/15/28^	99,570
304,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	309,031
	CSC Holdings LLC*
400,000	4.625%, 12/01/30	187,564
335,000	4.500%, 11/15/31	223,700
202,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	200,954
325,000	Frontier California, Inc.
	6.750%, 05/15/27	331,256
54,000	Frontier Communications Holdings LLC*
	8.750%, 05/15/30	56,652
352,000	Frontier Florida LLC
	6.860%, 02/01/28	367,523
330,000	Frontier North, Inc.
	6.730%, 02/15/28	340,550
195,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.*
	3.500%, 03/01/29	183,253
	Gray Media, Inc.*
110,000	5.375%, 11/15/31^	81,337
105,000	7.250%, 08/15/33	104,511
215,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	199,060
	iHeartCommunications, Inc.*
108,000	10.875%, 05/01/30	54,127
71,200	7.750%, 08/15/30	55,802
200,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	153,664
	Lumen Technologies, Inc.
160,000	7.600%, 09/15/39	137,003
152,500	10.000%, 10/15/32*	155,166
205,000	Paramount Global
	4.900%, 08/15/44	161,610
73,000	Qwest Corp.
	7.250%, 09/15/25	73,076
	Rogers Communications, Inc.‡
190,000	7.125%, 04/15/55
	5 yr. CMT + 2.62%	193,963
135,000	7.000%, 04/15/55
	5 yr. CMT + 2.65%	138,276
	Scripps Escrow II, Inc.*
111,000	3.875%, 01/15/29^	98,668
56,000	5.375%, 01/15/31	41,351
95,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	95,000
105,000	Sinclair Television Group, Inc.*
	8.125%, 02/15/33	107,432
	Sirius XM Radio LLC*
264,000	3.875%, 09/01/31^	233,043
120,000	5.500%, 07/01/29	118,600
110,000	3.125%, 09/01/26	107,633
114,000	Telesat Canada/Telesat LLC*
	4.875%, 06/01/27	71,000
110,000	TELUS Corp.‡
	6.625%, 10/15/55
	5 yr. CMT + 2.77%	111,467
	Time Warner Cable LLC
160,000	6.550%, 05/01/37	164,733
85,000	7.300%, 07/01/38	91,848
75,000	U.S. Cellular Corp.
	6.700%, 12/15/33	79,313
	Univision Communications, Inc.*
105,000	8.500%, 07/31/31	106,778
105,000	8.000%, 08/15/28	107,955
		6,089,757
	Consumer Discretionary (2.6%)
310,000	Adams Homes, Inc.*
	9.250%, 10/15/28	321,182
	Adient Global Holdings Ltd.*
280,000	8.250%, 04/15/31^	292,874
105,000	7.500%, 02/15/33	107,157
	Advance Auto Parts, Inc.*
93,000	7.000%, 08/01/30	93,538
52,000	7.375%, 08/01/33	52,273
275,000	Aptiv Swiss Holdings Ltd.‡
	6.875%, 12/15/54
	5 yr. CMT + 3.39%	277,376
	Ashton Woods USA LLC/Ashton Woods Finance Co.*
190,000	4.625%, 08/01/29	180,857
105,000	6.875%, 08/01/33	104,960
	Bath & Body Works, Inc.
292,000	6.694%, 01/15/27	299,574

See accompanying Notes to Schedule of Investments

1

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

165,000	6.875%, 11/01/35	$170,042
40,000	6.625%, 10/01/30*	40,999
	Caesars Entertainment, Inc.*
182,000	6.000%, 10/15/32	175,848
136,000	4.625%, 10/15/29^	128,668
40,000	7.000%, 02/15/30	41,299
	Carnival Corp.*
105,000	4.000%, 08/01/28	102,061
13,000	7.000%, 08/15/29^	13,675
	CCO Holdings LLC/CCO Holdings Capital Corp.*
460,000	4.750%, 03/01/30	437,179
425,000	5.125%, 05/01/27	421,761
250,000	6.375%, 09/01/29	252,428
215,000	4.250%, 02/01/31	196,329
125,000	5.000%, 02/01/28	122,794
125,000	4.500%, 08/15/30	117,075
108,000	4.750%, 02/01/32^	99,821
	Churchill Downs, Inc.*
108,000	5.750%, 04/01/30	107,878
105,000	6.750%, 05/01/31	107,364
	Dana, Inc.
216,000	4.500%, 02/15/32^	210,892
175,000	4.250%, 09/01/30	172,312
	DISH DBS Corp.
102,000	5.125%, 06/01/29	74,870
80,000	7.375%, 07/01/28	61,512
220,000	DISH Network Corp.*
	11.750%, 11/15/27	229,306
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	197,668
220,000	Ford Motor Co.^
	6.100%, 08/19/32	220,332
	Ford Motor Credit Co. LLC
350,000	4.000%, 11/13/30	321,801
300,000	5.113%, 05/03/29	293,487
275,000	7.200%, 06/10/30	289,220
110,000	General Motors Co.
	5.200%, 04/01/45	95,658
	goeasy Ltd.*
365,000	9.250%, 12/01/28	386,502
188,000	7.625%, 07/01/29	193,775
	Goodyear Tire & Rubber Co.
315,000	5.625%, 04/30/33^	295,905
110,000	5.250%, 07/15/31	104,621
	Group 1 Automotive, Inc.*
125,000	6.375%, 01/15/30	127,706
93,000	4.000%, 08/15/28	89,752
42,122	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	42,320
290,000	Kohl's Corp.
	5.550%, 07/17/45	163,325
220,000	Liberty Interactive LLC
	8.250%, 02/01/30	30,413
210,000	Life Time, Inc.*
	6.000%, 11/15/31	211,758
105,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	109,526
80,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	83,449
139,000	Lindblad Expeditions LLC*
	6.750%, 02/15/27	139,448
140,000	M/I Homes, Inc.
	3.950%, 02/15/30	130,607
	Macy's Retail Holdings LLC
265,000	4.300%, 02/15/43	175,430
182,000	6.700%, 07/15/34*	156,966
410,000	MGM Resorts International^
	6.500%, 04/15/32	416,904
287,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	276,757
	Newell Brands, Inc.
105,000	8.500%, 06/01/28*	110,252
105,000	6.625%, 05/15/32^	100,553
110,000	Nordstrom, Inc.
	5.000%, 01/15/44	74,656
	Patrick Industries, Inc.*
192,000	4.750%, 05/01/29	186,371
105,000	6.375%, 11/01/32	105,061
250,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	231,838
305,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	184,434
110,000	QVC, Inc.
	5.450%, 08/15/34	48,360
105,000	Raising Cane's Restaurants LLC*
	9.375%, 05/01/29	110,993
	Rite Aid Corp.
379,000	0.000%, 11/15/26*@	—
74,156	15.000%, 08/30/31@	371
68,927	0.000%, 10/18/25*	—
53,987	15.000%, 08/30/31@!!	270
24,910	0.000%, 08/30/31*@!!	1,868
23,472	0.000%, 08/30/34	—
210,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	212,245
	Royal Caribbean Cruises Ltd.*
26,000	6.250%, 03/15/32	26,685
26,000	5.625%, 09/30/31	26,204
210,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed*
	4.625%, 03/01/29	198,948
320,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	326,198
137,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
	5.250%, 07/15/29	133,308
136,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	130,952
131,000	Speedway Motorsports LLC/Speedway Funding II, Inc.*
	4.875%, 11/01/27	129,725
155,000	Staples, Inc.*
	10.750%, 09/01/29	145,367
220,000	Station Casinos LLC*
	4.500%, 02/15/28	215,138
210,000	STL Holding Co. LLC*
	8.750%, 02/15/29	218,614
105,000	Under Armour, Inc.*
	7.250%, 07/15/30	107,564
55,000	Viking Cruises Ltd.*
	9.125%, 07/15/31	59,201

See accompanying Notes to Schedule of Investments

2

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

105,000	Voyager Parent LLC*
	9.250%, 07/01/32	$111,179
210,000	Whirlpool Corp.
	6.500%, 06/15/33	207,173
210,000	ZF North America Capital, Inc.*
	7.125%, 04/14/30	203,681
		13,174,443
	Consumer Staples (0.7%)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
365,000	4.625%, 01/15/27	362,576
155,000	5.875%, 02/15/28	155,136
215,000	Amneal Pharmaceuticals LLC*
	6.875%, 08/01/32	218,335
105,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.*
	8.375%, 06/15/32	108,356
	Brink's Co.*
105,000	6.750%, 06/15/32	108,259
100,000	6.500%, 06/15/29	102,479
251,000	Central Garden & Pet Co.*
	4.125%, 04/30/31	232,765
245,000	Edgewell Personal Care Co.*
	4.125%, 04/01/29	232,052
	Energizer Holdings, Inc.*
307,000	4.375%, 03/31/29	291,401
54,000	6.500%, 12/31/27^	54,810
59,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	5.750%, 04/01/33	60,522
	MPH Acquisition Holdings LLC*
189,894	6.750%, 03/31/31
	0.75% PIK Rate	147,561
91,224	5.750%, 12/31/30	75,151
174,000	New Albertsons LP
	7.750%, 06/15/26	177,590
	Performance Food Group, Inc.*
217,000	4.250%, 08/01/29	208,858
52,000	6.125%, 09/15/32	52,898
165,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	157,775
	Post Holdings, Inc.*
210,000	6.250%, 02/15/32	214,148
157,000	6.375%, 03/01/33	157,441
209,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	191,454
160,000	RR Donnelley & Sons Co.*
	9.500%, 08/01/29	163,675
195,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	194,479
		3,667,721
	Energy (1.7%)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.*
210,000	6.625%, 10/15/32	213,763
52,000	6.625%, 07/15/33	52,781
	Buckeye Partners LP
157,000	6.750%, 02/01/30*	162,820
135,000	5.850%, 11/15/43	120,352
79,000	6.875%, 07/01/29*	81,358
	Civitas Resources, Inc.*
205,000	8.750%, 07/01/31	207,628
107,000	9.625%, 06/15/33	110,088
160,000	Continental Resources, Inc.
	4.900%, 06/01/44	125,790
169,000	DT Midstream, Inc.*
	4.125%, 06/15/29	162,924
	Enbridge, Inc.‡
153,000	7.375%, 03/15/55^
	5 yr. CMT + 3.12%	159,649
100,000	7.200%, 06/27/54
	5 yr. CMT + 2.97%	103,312
262,000	Encino Acquisition Partners Holdings LLC*
	8.750%, 05/01/31	289,822
	Energy Transfer LP‡
195,000	7.575%, 11/01/66^
	3 mo. USD Term SOFR + 3.28%	194,606
162,000	6.500%, 11/15/26
	5 yr. CMT + 5.69%	162,941
105,000	7.125%, 10/01/54^
	5 yr. CMT + 2.83%	107,757
	Genesis Energy LP/Genesis Energy Finance Corp.
138,000	8.875%, 04/15/30	146,059
105,000	8.000%, 05/15/33	108,946
300,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	305,409
210,000	Howard Midstream Energy Partners LLC*
	7.375%, 07/15/32	217,327
210,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	212,371
213,000	Matador Resources Co.*
	6.500%, 04/15/32	213,669
80,000	Nabors Industries Ltd.*^
	7.500%, 01/15/28	73,930
225,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	223,045
160,000	New Fortress Energy, Inc.*^
	6.500%, 09/30/26	56,069
223,000	Oceaneering International, Inc.
	6.000%, 02/01/28	224,606
132,000	ONEOK, Inc.*
	6.500%, 09/01/30	140,931
315,000	Parkland Corp.*
	6.625%, 08/15/32	321,785
	Permian Resources Operating LLC*
202,000	7.000%, 01/15/32	208,918
52,000	6.250%, 02/01/33	52,318
270,000	Plains All American Pipeline LP‡
	8.698%, 08/30/25
	3 mo. USD Term SOFR + 4.37%	270,894
215,000	South Bow Canadian Infrastructure Holdings Ltd.*‡
	7.625%, 03/01/55
	5 yr. CMT + 3.95%	222,237
289,000	Summit Midstream Holdings LLC*
	8.625%, 10/31/29	294,370
105,000	Sunoco LP*
	6.250%, 07/01/33	106,426
360,000	TGNR Intermediate Holdings LLC*
	5.500%, 10/15/29	351,076
	Transocean, Inc.*
289,600	8.750%, 02/15/30	300,454
210,000	8.250%, 05/15/29	198,580

See accompanying Notes to Schedule of Investments

3

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Venture Global Calcasieu Pass LLC*
55,000	4.125%, 08/15/31	$50,826
55,000	3.875%, 08/15/29	51,947
	Venture Global LNG, Inc.*
487,000	9.000%, 09/30/29‡
	5 yr. CMT + 5.44%	487,424
265,000	8.375%, 06/01/31	274,071
155,000	8.125%, 06/01/28	160,554
110,000	7.000%, 01/15/30^	111,655
105,000	9.875%, 02/01/32	113,370
105,000	9.500%, 02/01/29	114,540
	Venture Global Plaquemines LNG LLC*
210,000	6.500%, 01/15/34	216,088
26,000	6.750%, 01/15/36	26,754
210,000	Vital Energy, Inc.
	9.750%, 10/15/30	197,461
190,000	VOC Escrow Ltd.*
	5.000%, 02/15/28	188,415
214,000	Weatherford International Ltd.*
	8.625%, 04/30/30	220,116
185,000	Wildfire Intermediate Holdings LLC*
	7.500%, 10/15/29	184,419
		8,902,651
	Financials (2.1%)
179,000	Acrisure LLC/Acrisure Finance, Inc.*
	8.250%, 02/01/29	185,174
200,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust‡^
	6.950%, 03/10/55
	5 yr. CMT + 2.72%	208,964
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer*
210,000	7.375%, 10/01/32^	216,048
210,000	6.500%, 10/01/31	213,387
	Ally Financial, Inc.‡
300,000	4.700%, 05/15/26
	5 yr. CMT + 3.87%	292,719
100,000	4.700%, 05/15/28
	7 yr. CMT + 3.48%	91,377
219,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	212,870
105,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.*
	7.500%, 07/15/33	105,488
220,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	219,661
210,000	Azorra Finance Ltd.*
	7.250%, 01/15/31	214,563
210,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	216,919
210,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	222,472
225,000	Boost Newco Borrower LLC*
	7.500%, 01/15/31	238,039
105,000	Brandywine Operating Partnership LP
	8.875%, 04/12/29	112,910
158,000	Bread Financial Holdings, Inc.*‡
	8.375%, 06/15/35
	5 yr. CMT + 4.30%	163,443
384,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	381,696
166,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC*
	4.500%, 04/01/27	161,521
200,000	Burford Capital Global Finance LLC*
	6.875%, 04/15/30	199,748
210,000	Corebridge Financial, Inc.‡
	6.375%, 09/15/54
	5 yr. CMT + 2.65%	210,048
	Credit Acceptance Corp.*
140,000	9.250%, 12/15/28	148,180
93,000	6.625%, 03/15/30	94,212
210,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	225,397
105,000	Enstar Group Ltd.*‡^
	7.500%, 04/01/45
	5 yr. CMT + 3.19%	108,456
	GGAM Finance Ltd.*
235,000	8.000%, 02/15/27	242,224
105,000	5.875%, 03/15/30	105,550
120,000	HAT Holdings I LLC/HAT Holdings II LLC*
	8.000%, 06/15/27	124,506
	HUB International Ltd.*
324,000	5.625%, 12/01/29	322,114
160,000	7.375%, 01/31/32	166,712
330,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	328,535
	Jefferies Finance LLC/JFIN Co-Issuer Corp.*
265,000	5.000%, 08/15/28	255,831
210,000	6.625%, 10/15/31	209,297
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.*
131,000	7.000%, 07/15/31	137,264
128,000	4.750%, 06/15/29	124,403
	Level 3 Financing, Inc.*
159,340	10.000%, 10/15/32	160,758
100,000	3.875%, 10/15/30	86,733
210,000	Macquarie Airfinance Holdings Ltd.*
	8.125%, 03/30/29	219,278
321,000	MetLife, Inc.
	6.400%, 12/15/66	334,511
105,000	Newmark Group, Inc.
	7.500%, 01/12/29	111,569
	OneMain Finance Corp.
150,000	3.875%, 09/15/28	143,151
100,000	7.500%, 05/15/31	104,307
200,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer*
	7.000%, 02/01/30	205,078
262,000	Provident Funding Associates LP/PFG Finance Corp.*
	9.750%, 09/15/29	274,623
215,000	RHP Hotel Properties LP/RHP Finance Corp.*
	6.500%, 04/01/32	219,885

See accompanying Notes to Schedule of Investments

4

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Rocket Cos., Inc.*
157,000	6.375%, 08/01/33	$160,261
104,000	6.125%, 08/01/30	105,580
206,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*
	3.875%, 03/01/31	190,132
160,000	Saks Global Enterprises LLC*
	11.000%, 12/15/29	37,901
160,000	Service Properties Trust
	8.375%, 06/15/29	166,312
	Starwood Property Trust, Inc.*
210,000	6.000%, 04/15/30	212,230
105,000	6.500%, 07/01/30	108,100
55,000	Stonex Escrow Issuer LLC*
	6.875%, 07/15/32	56,057
265,000	StoneX Group, Inc.*
	7.875%, 03/01/31	279,119
210,000	TrueNoord Capital DAC*
	8.750%, 03/01/30	217,793
	United Wholesale Mortgage LLC*
258,000	5.500%, 04/15/29	252,595
105,000	5.750%, 06/15/27	105,112
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC*
110,000	6.500%, 02/15/29	107,107
102,000	10.500%, 02/15/28	107,881
105,000	VFH Parent LLC/Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	109,339
210,000	XHR LP*
	6.625%, 05/15/30	213,623
		10,748,763
	Health Care (0.8%)
105,000	Acadia Healthcare Co., Inc.*^
	7.375%, 03/15/33	108,234
	CHS/Community Health Systems, Inc.*
435,000	6.125%, 04/01/30	308,567
158,000	10.875%, 01/15/32	165,834
127,000	6.875%, 04/15/29^	99,701
27,000	5.250%, 05/15/30	23,656
	DaVita, Inc.*
258,000	3.750%, 02/15/31	234,217
233,000	4.625%, 06/01/30	222,559
205,000	6.875%, 09/01/32	211,013
	Embecta Corp.*
162,000	5.000%, 02/15/30^	147,002
52,000	6.750%, 02/15/30	50,112
	Encompass Health Corp.
110,000	4.750%, 02/01/30	107,569
110,000	4.500%, 02/01/28	108,426
273,000	HCA, Inc.
	7.500%, 11/06/33	309,596
118,000	IQVIA, Inc.*
	6.250%, 06/01/32	121,092
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	193,622
	Medline Borrower LP*
270,000	3.875%, 04/01/29	257,601
267,000	5.250%, 10/01/29	262,058
26,000	Medline Borrower LP/Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	26,576
400,000	Organon & Co./Organon Foreign Debt Co-Issuer BV*^
	5.125%, 04/30/31	346,232
	Tenet Healthcare Corp.
430,000	6.250%, 02/01/27	430,641
295,000	6.875%, 11/15/31	314,538
270,000	Teva Pharmaceutical Finance Netherlands III BV^
	5.125%, 05/09/29	270,151
		4,318,997
	Industrials (1.4%)
210,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	215,683
260,000	ACCO Brands Corp.*
	4.250%, 03/15/29	230,467
200,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 yr. CMT + 3.15%	195,776
	Arcosa, Inc.*
127,000	4.375%, 04/15/29	122,563
105,000	6.875%, 08/15/32	108,634
510,060	ARD Finance SA*
	6.500%, 06/30/27
	7.250% PIK rate	38,096
	Bombardier, Inc.*
105,000	8.750%, 11/15/30	113,170
80,000	7.000%, 06/01/32	82,913
68,000	7.250%, 07/01/31^	71,037
53,000	6.750%, 06/15/33	54,767
11,000	7.875%, 04/15/27	11,046
226,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	217,215
335,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	334,712
56,000	Delta Air Lines, Inc./SkyMiles IP Ltd.*
	4.750%, 10/20/28	56,079
	Deluxe Corp.*
282,000	8.000%, 06/01/29	270,968
50,000	8.125%, 09/15/29	51,435
	EnerSys*
140,000	4.375%, 12/15/27	137,635
110,000	6.625%, 01/15/32	113,120
	EquipmentShare.com, Inc.*
80,000	8.625%, 05/15/32	85,208
78,000	8.000%, 03/15/33	81,548
210,000	Graham Packaging Co., Inc.*
	7.125%, 08/15/28	209,672
	Graphic Packaging International LLC*
102,000	3.500%, 03/01/29	95,960
85,000	4.750%, 07/15/27	83,774
236,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	223,955
	Herc Holdings, Inc.*
270,000	5.500%, 07/15/27	269,217
105,000	7.250%, 06/15/33	108,858
105,000	7.000%, 06/15/30	108,532
105,000	6.625%, 06/15/29^	107,579
	JELD-WEN, Inc.*
157,000	7.000%, 09/01/32	118,102
55,000	4.875%, 12/15/27^	52,205

See accompanying Notes to Schedule of Investments

5

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

360,000	Ken Garff Automotive LLC*
	4.875%, 09/15/28	$350,852
135,000	Moog, Inc.*
	4.250%, 12/15/27	132,095
232,000	Novelis Corp.*
	4.750%, 01/30/30	222,509
210,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	215,624
	Sealed Air Corp.*
55,000	6.500%, 07/15/32^	56,735
54,000	5.000%, 04/15/29	53,254
	Sealed Air Corp./Sealed Air Corp. U.S.*
163,000	6.125%, 02/01/28	164,674
50,000	7.250%, 02/15/31	52,006
210,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	191,593
	Standard Building Solutions, Inc.*
105,000	6.250%, 08/01/33	106,057
50,000	6.500%, 08/15/32	51,095
106,000	Standard Industries, Inc.*
	5.000%, 02/15/27	106,040
	TransDigm, Inc.*
225,000	6.875%, 12/15/30	233,388
155,000	6.750%, 08/15/28	158,264
80,000	7.125%, 12/01/31	83,379
52,000	6.625%, 03/01/32	53,526
58,400	United Airlines Pass-Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	56,642
123,000	Wabash National Corp.*
	4.500%, 10/15/28	110,278
212,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	220,211
	Williams Scotsman, Inc.*
128,000	4.625%, 08/15/28	125,984
105,000	7.375%, 10/01/31	109,680
80,000	6.625%, 06/15/29	82,136
		6,905,948
	Information Technology (0.6%)
105,000	CACI International, Inc.*
	6.375%, 06/15/33	107,607
126,000	Coherent Corp.*
	5.000%, 12/15/29	123,398
79,000	Dell International LLC/EMC Corp.
	6.020%, 06/15/26	79,686
108,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	110,555
	Fair Isaac Corp.*
93,000	4.000%, 06/15/28	89,924
79,000	6.000%, 05/15/33	79,536
245,000	KBR, Inc.*
	4.750%, 09/30/28	236,543
	NCL Corp. Ltd.*
105,000	8.125%, 01/15/29	110,479
105,000	6.750%, 02/01/32	107,921
167,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	161,304
110,000	Open Text Corp.*
	6.900%, 12/01/27	113,620
81,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	73,828
193,000	Playtika Holding Corp.*
	4.250%, 03/15/29	177,079
315,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	300,239
	Twilio, Inc.
150,000	3.625%, 03/15/29	142,170
57,000	3.875%, 03/15/31	53,013
79,000	UKG, Inc.*
	6.875%, 02/01/31	81,246
295,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	273,624
210,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	215,370
260,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.*
	3.875%, 02/01/29	244,585
		2,881,727
	Materials (0.7%)
210,000	Avient Corp.*
	6.250%, 11/01/31	210,941
210,000	Capstone Copper Corp.*
	6.750%, 03/31/33	213,996
105,000	Celanese U.S. Holdings LLC
	6.879%, 07/15/32	108,756
210,000	Century Aluminum Co.*
	6.875%, 08/01/32	212,205
	Chemours Co.*
180,000	8.000%, 01/15/33	167,594
165,000	4.625%, 11/15/29	140,004
410,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	386,946
160,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	156,211
250,000	Constellium SE*^
	6.375%, 08/15/32	253,505
330,000	FMC Corp.‡
	8.450%, 11/01/55
	5 yr. CMT + 4.37%	341,567
210,000	JW Aluminum Continuous Cast Co.*
	10.250%, 04/01/30	217,688
210,000	Knife River Corp.*
	7.750%, 05/01/31	220,588
	Mercer International, Inc.
229,000	5.125%, 02/01/29	184,686
107,000	12.875%, 10/01/28*	108,008
200,000	OCI NV*
	6.700%, 03/16/33	222,768
200,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	194,382
210,000	Terex Corp.*
	6.250%, 10/15/32	210,470
96,050	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC*
	7.625%, 05/03/29	56,059
		3,606,374
	Other (0.4%)
210,000	Alumina Pty. Ltd.*
	6.375%, 09/15/32	213,146
85,386	Claritev Corp.*
	6.750%, 03/31/31
	0.75% PIK Rate	62,383
	EchoStar Corp.
320,740	10.750%, 11/30/29	338,422

See accompanying Notes to Schedule of Investments

6

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

218,446		6.750%, 11/30/30
		6.75% Cash or PIK	$207,305
100,000		Gen Digital, Inc.*
		6.750%, 09/30/27	101,798
105,000		Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC*
		8.250%, 04/15/30	108,863
210,000		New Gold, Inc.*
		6.875%, 04/01/32	215,722
45,000		Nissan Motor Acceptance Co. LLC*
		7.050%, 09/15/28	46,370
210,000		Olin Corp.*
		6.625%, 04/01/33	204,614
105,000		Reinsurance Group of America, Inc.‡
		6.650%, 09/15/55
		5 yr. CMT + 2.39%	105,138
210,000		Rfna LP*
		7.875%, 02/15/30	214,158
210,000		Stonepeak Nile Parent LLC*
		7.250%, 03/15/32	220,708
			2,038,627
		Real Estate (0.1%)
105,000		Forestar Group, Inc.*
		6.500%, 03/15/33	105,530
150,000		Global Net Lease, Inc.*^
		4.500%, 09/30/28	144,681
323,000		Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
		3.750%, 12/15/27	308,714
			558,925
		Special Purpose Acquisition Companies (0.1%)
53,000		Clydesdale Acquisition Holdings, Inc.*
		6.750%, 04/15/32	54,293
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.*
220,000		6.750%, 01/15/30^	207,174
107,000		4.625%, 01/15/29	101,774
			363,241
		Utilities (0.2%)
		AES Corp.‡
80,000		6.950%, 07/15/55
		5 yr. CMT + 2.89%	77,286
35,000		7.600%, 01/15/55
		5 yr. CMT + 3.20%	35,490
110,000		Dominion Energy, Inc.‡
		6.625%, 05/15/55
		5 yr. CMT + 2.21%	112,869
225,000		Duke Energy Corp.‡^
		6.450%, 09/01/54
		5 yr. CMT + 2.59%	231,700
165,000		Entergy Corp.‡
		7.125%, 12/01/54
		5 yr. CMT + 2.67%	171,244
165,000		Evergy, Inc.‡
		6.650%, 06/01/55
		5 yr. CMT + 2.56%	166,850
158,000		NiSource, Inc.‡
		6.950%, 11/30/54
		5 yr. CMT + 2.45%	164,367
79,000		PPL Capital Funding, Inc.‡
		7.222%, 03/30/67
		3 mo. USD Term SOFR + 2.93%	78,566
		Vistra Corp.*‡
105,000		7.000%, 12/15/26
		5 yr. CMT + 5.74%	106,119
50,000		8.000%, 10/15/26
		5 yr. CMT + 6.93%	51,071
			1,195,562
		Total Corporate Bonds
		(Cost $66,553,089)	65,193,200

Convertible Bonds (27.4%)
		Communication Services (5.4%)
3,199,000		AST SpaceMobile, Inc.*^
		2.375%, 10/15/32	3,371,426
4,015,000		DoorDash, Inc.*
		0.000%, 05/15/30	4,365,269
2,185,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	2,847,645
5,210,000		MakeMyTrip Ltd.*
		0.000%, 07/01/30	5,371,301
		Uber Technologies, Inc.
3,527,000		0.000%, 05/15/28*^	3,950,981
2,805,000		0.875%, 12/01/28	3,833,650
2,500,000		Xiaomi Best Time International Ltd.
		0.000%, 12/17/27	3,645,600
			27,385,872
		Consumer Discretionary (1.4%)
3,145,800	EUR	Accor SA
		0.700%, 12/07/27	2,016,423
42,000,000	HKD	Chow Tai Fook Jewellery Group Ltd.
		0.375%, 06/30/30	5,394,673
251,000		Farfetch Ltd.
		3.750%, 05/01/27	5,251
			7,416,347
		Consumer Staples (2.4%)
512,000		Celcuity, Inc.
		2.750%, 08/01/31	566,845
8,909,000		Oddity Finance LLC*
		0.000%, 06/15/30	9,403,806
3,334,000	CAD	Premium Brands Holdings Corp.
		4.200%, 09/30/27	2,367,679
			12,338,330

		Energy (0.4%)
1,200,000	EUR	Saipem SpA^
		2.875%, 09/11/29	1,994,766
2,261,000		SunEdison, Inc.*@
		0.000%, 01/15/20	7,913
275,000		Sunedison, Inc.@
		0.000%, 10/01/18	963
			2,003,642
		Financials (1.0%)
1,317,000		Coinbase Global, Inc.
		0.250%, 04/01/30	1,805,251

See accompanying Notes to Schedule of Investments

7

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,200,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§
		0.000%, 03/15/27	$3,309,460
			5,114,711
		Health Care (0.9%)
1,774,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	2,611,576
1,943,000		Tempus AI, Inc.*
		0.750%, 07/15/30	1,946,789
			4,558,365
		Industrials (2.3%)
6,667,000		AeroVironment, Inc.
		0.000%, 07/15/30	7,509,176
1,396,000		Fluor Corp.
		1.125%, 08/15/29	1,966,336
1,700,000	EUR	Vinci SA
		0.700%, 02/18/30	2,048,293
			11,523,805
		Information Technology (9.1%)
		Cloudflare, Inc.
2,395,000		0.000%, 06/15/30*	2,666,665
1,650,000		0.000%, 08/15/26	2,029,384
3,400,000		CyberArk Software Ltd.*
		0.000%, 06/15/30	3,500,334
4,436,000		Guidewire Software, Inc.*
		1.250%, 11/01/29	5,095,057
3,065,000		Itron, Inc.
		1.375%, 07/15/30	3,523,217
2,545,000		Life360, Inc.*
		0.000%, 06/01/30	3,008,521
175,000		LivePerson, Inc.
		0.000%, 12/15/26	68,877
6,985,000		Mirion Technologies, Inc.*
		0.250%, 06/01/30	8,265,630
1,641,000		Nutanix, Inc.*
		0.500%, 12/15/29	1,854,625
2,523,000		Snowflake, Inc.*^
		0.000%, 10/01/29	3,925,561
4,749,000		Spotify USA, Inc.
		0.000%, 03/15/26	6,024,486
2,260,000		Xero Investments Ltd.
		1.625%, 06/12/31	2,788,433
3,885,000		Zscaler, Inc.*
		0.000%, 07/15/28	3,798,326
			46,549,116
		Materials (0.8%)
214,000		Amyris, Inc.
		0.000%, 11/15/26	1,710
2,454,000		Fortuna Mining Corp.
		3.750%, 06/30/29	3,157,439
1,000,000		KCC Corp.
		1.750%, 07/10/30	1,072,010
			4,231,159
		Other (0.2%)
800,000		China Hongqiao Group Ltd.
		1.500%, 03/26/30	992,696

		Utilities (3.5%)
3,396,000		Duke Energy Corp.
		4.125%, 04/15/26	3,639,323
3,400,000	EUR	Iberdrola Finanzas SA
		1.500%, 03/27/30	4,014,523
4,648,000		PPL Capital Funding, Inc.
		2.875%, 03/15/28	5,191,630
		Southern Co.
4,254,000		4.500%, 06/15/27	4,763,885
160,000		3.875%, 12/15/25	181,635
			17,790,996
		Total Convertible Bonds
		(Cost $132,626,276)	139,905,039

Bank Loans (2.7%) ¡
		Airlines (0.1%)
143,188		Air Canada‡
		6.353%, 03/21/31
		1 mo. USD Term SOFR + 2.00%	143,367
124,306		United Airlines, Inc.‡
		6.351%, 02/22/31
		1 mo. USD Term SOFR + 2.00%	124,943
			268,310
		Communication Services (0.2%)
84,060		Audacy Capital Corp.‡
		10.471%, 10/01/29
		1 mo. USD Term SOFR + 6.00%	69,455
9,384		Audacy Capital Corp.‡
		11.471%, 10/02/28
		1 mo. USD Term SOFR + 7.00%	9,360
98,991		Cincinnati Bell, Inc.‡
		7.106%, 11/22/28
		1 mo. USD Term SOFR + 2.75%	99,283
108,011		Clear Channel Outdoor Holdings, Inc.‡
		8.471%, 08/23/28
		1 mo. USD Term SOFR + 4.00%	108,001
185,883		CSC Holdings LLC‡
		9.000%, 04/15/27
		3 mo. U.S. (Fed) Prime Rate + 1.50%	183,367
80,797		DirecTV Financing LLC‡
		9.820%, 08/02/29
		3 mo. USD Term SOFR + 5.25%	80,280
50,494		DirecTV Financing LLC‡
		9.570%, 08/02/27
		3 mo. USD Term SOFR + 5.00%	50,702
4,206		Gray Television, Inc.‡
		9.579%, 06/04/29
		1 mo. USD Term SOFR + 5.25%	4,217
109,725		Sinclair Television Group, Inc.‡
		7.870%, 12/31/29
		3 mo. USD Term SOFR + 3.30%	102,483
220,000		Telesat Canada‡
		7.344%, 12/07/26
		3 mo. USD Term SOFR + 2.75%	140,407
263,149		TripAdvisor, Inc.‡
		7.106%, 07/08/31
		1 mo. USD Term SOFR + 2.75%	261,176
			1,108,731

See accompanying Notes to Schedule of Investments

8

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

	Consumer Discretionary (0.5%)
123,191	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	$122,852
119,700	American Airlines, Inc.‡
	7.576%, 05/28/32
	3 mo. USD Term SOFR + 3.25%	120,672
137,044	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	1 mo. USD Term SOFR + 3.00%	137,130
76,556	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	76,605
70,000	Beach Acquisition Bidco LLC!
	0.000%, 06/25/32	70,525
110,000	Boots Group Bidco Ltd.!
	0.000%, 07/16/32	110,069
124,200	Caesars Entertainment, Inc.‡
	6.606%, 02/06/30
	1 mo. USD Term SOFR + 2.25%	124,291
139,300	Chinos Intermediate Holdings A, Inc.‡
	10.308%, 09/26/31
	3 mo. USD Term SOFR + 6.00%	118,579
250,000	Clarios Global LP‡
	7.106%, 01/28/32
	1 mo. USD Term SOFR + 2.75%	250,364
210,000	Flutter Financing BV‡
	6.296%, 06/04/32
	3 mo. USD Term SOFR + 2.00%	210,350
208,950	Life Time Fitness, Inc.‡
	6.577%, 11/05/31
	1 mo. USD Term SOFR + 2.25%	209,651
195,034	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	195,716
89,100	Peloton Interactive, Inc.‡
	9.833%, 05/30/29
	3 mo. USD Term SOFR + 5.50%	90,737
375,242	PetSmart, Inc.‡
	8.206%, 02/11/28
	1 mo. USD Term SOFR + 3.75%	375,008
207,375	Station Casinos LLC‡
	6.356%, 03/14/31
	1 mo. USD Term SOFR + 2.00%	207,843
221,506	Windsor Holdings III LLC‡
	7.103%, 08/01/30
	1 mo. USD Term SOFR + 2.75%	221,957
		2,642,349
	Consumer Staples (0.5%)
699,356	Amneal Pharmaceuticals LLC‡
	9.856%, 05/04/28
	1 mo. USD Term SOFR + 5.50%	713,343
233,300	Amneal Pharmaceuticals LLC!
	0.000%, 07/23/32	233,834
110,000	Avis Budget Car Rental LLC‡
	6.856%, 07/16/32
	1 mo. USD Term SOFR + 2.50%	109,639
153,838	B&G Foods, Inc.‡
	7.856%, 10/10/29
	1 mo. USD Term SOFR + 3.50%	142,717
30,000	Bausch & Lomb Corp.‡
	8.606%, 01/15/31
	1 mo. USD Term SOFR + 4.25%	30,165
430,000	Bausch Health Cos., Inc.‡
	10.606%, 10/08/30
	1 mo. USD Term SOFR + 6.25%	422,443
19,655	MPH Acquisition Holdings LLC‡
	8.058%, 12/31/30
	3 mo. USD Term SOFR + 3.75%	19,606
215,000	Opal Bidco SAS!
	0.000%, 04/28/32	216,196
264,913	Star Parent, Inc.‡
	8.296%, 09/27/30
	3 mo. USD Term SOFR + 4.00%	262,319
210,000	Team Health Holdings, Inc.!
	0.000%, 06/23/28	210,262
110,478	United Natural Foods, Inc.‡
	9.106%, 05/01/31
	1 mo. USD Term SOFR + 4.75%	111,504
214,460	Veritiv Corp.‡
	8.296%, 11/30/30
	3 mo. USD Term SOFR + 4.00%	215,600
		2,687,628
	Energy (0.1%)
153,615	New Fortress Energy, Inc.‡
	9.808%, 10/30/28
	3 mo. USD Term SOFR + 5.50%	72,007
303,794	Par Petroleum LLC‡
	8.029%, 02/28/30
	3 mo. USD Term SOFR + 3.75%	303,952
		375,959
	Financials (0.5%)
162,500	Acrisure LLC‡
	7.606%, 06/21/32
	1 mo. USD Term SOFR + 3.25%	163,109
320,000	Advisor Group, Inc.!
	0.000%, 07/16/32	320,501
281,673	Advisor Group, Inc.‡
	7.856%, 08/17/28
	1 mo. USD Term SOFR + 3.50%	282,304
162,538	Amynta Agency Borrower, Inc.‡
	7.082%, 12/29/31
	3 mo. USD Term SOFR + 2.75%	162,803
266,625	AssuredPartners, Inc.‡
	7.858%, 02/14/31
	1 mo. USD Term SOFR + 3.50%	267,470
98,752	Broadstreet Partners, Inc.‡
	7.106%, 06/13/31
	1 mo. USD Term SOFR + 2.75%	98,937
35,000	Broadstreet Partners, Inc.!
	0.000%, 06/13/31	35,065
210,000	CFC Bidco 2022 Ltd.‡
	8.041%, 05/30/32
	3 mo. USD Term SOFR + 3.75%	210,132
273,625	Dragon Buyer, Inc.‡
	7.296%, 09/30/31
	3 mo. USD Term SOFR + 3.00%	274,382
177,462	HUB International Ltd.‡
	6.826%, 06/20/30
	3 mo. USD Term SOFR + 2.50%	177,882
157,600	Iron Mountain, Inc.‡
	6.356%, 01/31/31
	1 mo. USD Term SOFR + 2.00%	157,831

See accompanying Notes to Schedule of Investments

9

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

150,711	Jazz Financing Lux SARL‡
	6.606%, 05/05/28
	1 mo. USD Term SOFR + 2.25%	$151,476
210,000	Level 3 Financing, Inc.‡
	8.606%, 03/27/32
	1 mo. USD Term SOFR + 4.25%	212,182
		2,514,074
	Health Care (0.0%)
232,582	Padagis LLC‡
	9.290%, 07/06/28
	3 mo. USD Term SOFR + 4.75%	212,813

	Industrials (0.3%)
208,492	ACProducts, Inc.‡
	8.807%, 05/17/28
	3 mo. USD Term SOFR + 4.25%	158,259
160,000	Chamberlain Group, Inc.!
	0.000%, 07/22/32	160,133
215,000	ECO Material Tech, Inc.‡
	7.467%, 02/12/32
	6 mo. USD Term SOFR + 3.25%	216,075
215,000	EMRLD Borrower LP!
	0.000%, 08/04/31	215,403
79,400	EMRLD Borrower LP‡
	6.856%, 08/04/31
	1 mo. USD Term SOFR + 2.50%	79,549
207,900	MI Windows & Doors LLC‡
	7.106%, 03/28/31
	1 mo. USD Term SOFR + 2.75%	208,446
214,463	Quikrete Holdings, Inc.‡
	6.606%, 02/10/32
	1 mo. USD Term SOFR + 2.25%	214,543
420,230	TransDigm, Inc.‡
	6.796%, 02/28/31
	3 mo. USD Term SOFR + 2.50%	421,947
		1,674,355
	Information Technology (0.3%)
290,116	Boxer Parent Co., Inc.‡
	7.333%, 07/30/31
	3 mo. USD Term SOFR + 3.00%	290,456
215,543	Camelot U.S. Acquisition LLC‡
	7.106%, 01/31/31
	1 mo. USD Term SOFR + 2.75%	215,731
161,431	Coherent Corp.‡
	6.356%, 07/02/29
	1 mo. USD Term SOFR + 2.00%	162,077
199,813	Dun & Bradstreet Corp.‡
	6.603%, 01/18/29
	1 mo. USD Term SOFR + 2.25%	199,956
39,667	Qxo, Inc.‡
	7.296%, 04/30/32
	3 mo. USD Term SOFR + 3.00%	40,055
320,000	Rocket Software, Inc.!
	0.000%, 11/28/28	321,176
177,179	SS&C Technologies, Inc.‡
	6.356%, 05/09/31
	1 mo. USD Term SOFR + 2.00%	177,983
108,900	UKG, Inc.‡
	6.810%, 02/10/31
	3 mo. USD Term SOFR + 2.50%	109,012
		1,516,446
	Materials (0.1%)
330,887	Ineos U.S. Finance LLC‡
	7.606%, 02/18/30
	1 mo. USD Term SOFR + 3.25%	308,241
156,561	Trinseo Materials Operating SCA‡
	7.090%, 05/03/28
	3 mo. USD Term SOFR + 2.50%	67,778
200,082	W.R. Grace & Co.-Conn.‡
	7.546%, 09/22/28
	3 mo. USD Term SOFR + 3.25%	200,520
		576,539
	Other (0.0%)
105,000	Windstream Services LLC‡
	9.206%, 10/01/31
	1 mo. USD Term SOFR + 4.75%	105,656

	Special Purpose Acquisition Companies (0.1%)
89,467	Clydesdale Acquisition Holdings, Inc.‡
	7.531%, 04/13/29
	1 mo. USD Term SOFR + 3.18%	89,533
53,213	Fertitta Entertainment LLC‡
	7.601%, 01/27/29
	1 mo. USD Term SOFR + 3.25%	53,318
194,500	Patagonia Holdco LLC‡
	10.048%, 08/01/29
	3 mo. USD Term SOFR + 5.75%	162,559
		305,410
	Total Bank Loans
	(Cost $14,224,009)	13,988,270

NUMBER OF
SHARES			VALUE

Convertible Preferred Stock (3.2%)
		Industrials (3.2%)
234,875		Boeing Co.
		6.000%, 10/15/27
		(Cost $12,988,214)	$16,605,662

Common Stocks (88.6%)
		Communication Services (10.6%)
37,065		Alphabet, Inc. - Class Aµ	7,112,773
4,575		Altice USA, Inc. - Class A^#	11,895
307,405		AT&T, Inc.^µ	8,425,971
3,751		Audacy, Inc.#	52,514
4,050		Baidu, Inc. ADR^#	355,874
19,600	GBP	Baltic Classifieds Group PLC	92,667
131,435	INR	Bharti Airtel Ltd.	2,857,789
1,735		Cumulus Media, Inc. - Class A#	239
2,980	KRW	Dear U Co. Ltd.	105,288
98,000	HKD	Meitu, Inc.*	149,866
8,205		Meta Platforms, Inc. - Class Aµ	6,346,075
40,110		Millicom International Cellular SA	1,610,417
118,608	ZAR	MTN Group Ltd.	996,903
2,490	KRW	NAVER Corp.	419,055
4,800		Netflix, Inc.µ#	5,565,120
96,000	EUR	Orange SA	1,460,262
2,910	EUR	Scout24 SE*	388,897
22,885		Sea Ltd. ADR#	3,584,935
1,700		Spotify Technology SA^µ#	1,065,118

See accompanying Notes to Schedule of Investments

10

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

48,800	AUD	Superloop Ltd.#	$104,565
23,400	HKD	Tencent Holdings Ltd.µ	1,638,285
89,070		Tencent Holdings Ltd. ADR~	6,241,135
37,350		Tencent Music Entertainment Group ADR^	783,977
118,600	BRL	TIM SA	438,643
37,655	GBP	Trustpilot Group PLC*#	124,182
1,176,545	GBP	Vodafone Group PLC	1,275,606
26,395		Walt Disney Co.µ	3,143,908
			54,351,959
		Consumer Discretionary (8.6%)
98,400	HKD	Alibaba Group Holding Ltd.µ	1,479,421
8,175		Alibaba Group Holding Ltd. ADR	986,150
172,470	MXN	Alsea SAB de CV#	517,090
39,690		Amazon.com, Inc.^µ#	9,291,826
62,640	INR	Amber Enterprises India Ltd.#	5,652,618
315,000	SAR	Americana Restaurants International PLC	181,888
51,097		Aptiv PLC#	3,507,298
4,260	EUR	Auto1 Group SE*#	127,706
835		AutoZone, Inc.^#	3,146,597
7,740	SEK	Betsson AB - Class B	131,057
20,700	CNY	China Tourism Group Duty Free Corp. Ltd. - Class A	186,563
7,800	HKD	DPC Dash Ltd.#	84,186
9,725	INR	Eicher Motors Ltd.	604,562
293,440	INR	Eternal Ltd.#	1,027,632
2,495		Flutter Entertainment PLC#	754,139
3,900	JPY	Food & Life Cos. Ltd.	196,429
295	GBP	Games Workshop Group PLC	63,207
118,650	HKD	JD Health International, Inc.*#	758,700
161,219	HKD	JD.com, Inc. - Class A	2,541,123
173,000	HKD	Jiumaojiu International Holdings Ltd.*^	62,380
123,000	HKD	Li Ning Co. Ltd.	260,599
13,230	EUR	Lottomatica Group SpA	356,613
1,020	EUR	LVMH Moet Hennessy Louis Vuitton SEµ	547,548
2,522		MercadoLibre, Inc.µ#	5,986,951
44,620		NIO, Inc. ADR^#	217,299
20,400	HKD	Pop Mart International Group Ltd.*	636,355
345		Rite Aid Corp.#	345
236,800	HKD	Sands China Ltd.	573,238
148,600	JPY	Toyota Motor Corp.µ	2,643,238
516,714	INR	Vishal Mega Mart Ltd.#	819,776
10,100	HKD	Yum China Holdings, Inc.	468,943
			43,811,477
		Consumer Staples (4.1%)
5,980	KRW	APR Corp.	785,935
5,600		Constellation Brands, Inc. - Class A	935,424
4,240		Costco Wholesale Corp.µ	3,984,074
487	GBP	Cranswick PLC	34,106
51,900	PLN	Dino Polska SA*#	684,465
2,830	EUR	Distribuidora Internacional de Alimentacion SA#	92,689
112,208	CNY	Eastroc Beverage Group Co. Ltd. - Class A	4,386,002
57,100	CNY	Gambol Pet Group Co. Ltd. - Class A	717,211
2,600	CNY	Kweichow Moutai Co. Ltd. - Class A	512,953
20,500	CHF	Nestle SAµ	1,791,230
4,035		Oddity Tech Ltd. - Class A#	282,732
23,310		Philip Morris International, Inc.µ	3,824,005
74,568	BRL	Raia Drogasil SA	179,377
2,595	KRW	Samyang Foods Co. Ltd.	2,681,502
			20,891,705
		Energy (3.7%)
134,875	CAD	Canadian Natural Resources Ltd.	4,269,354
4,770		Centrus Energy Corp. - Class A^#	1,027,458
885		Cheniere Energy Partners LP~	51,038
17,600		Chevron Corp.µ	2,668,864
12,635		Energy Transfer LP~	227,935
5,810		Enterprise Products Partners LP	180,052
1,826		EP Energy Corp.#	2,739
35,980		EQT Corp.^	1,933,925
42,400		Helmerich & Payne, Inc.^	687,304
83,700	BRL	PRIO SA#	630,640
136,900	THB	PTT Exploration & Production PCL	527,028
26,205	INR	Reliance Industries Ltd.	413,783
34,500	EUR	Saipem SpA^	92,220
98,974		Schlumberger NV~	3,345,321
82,300	GBP	Shell PLCµ	2,957,294
			19,014,955
		Financials (14.9%)
373,000	HKD	AIA Group Ltd.µ	3,477,914
276,950	EUR	Alpha Bank SA	1,036,659
188,400	BRL	B3 SA - Brasil Bolsa Balcao	423,261
447,510	EUR	Banco Santander SA	3,844,461
23,240	EUR	BAWAG Group AG*	2,933,061
3,405	CAD	Definity Financial Corp.	183,446
303,220	EUR	Eurobank Ergasias Services & Holdings SA	1,112,927
1,595	CAD	Fairfax Financial Holdings Ltd.	2,821,133
111,948	AED	First Abu Dhabi Bank PJSC	547,660
5,765		Goldman Sachs Group, Inc.^	4,171,496
122,915	MXN	Grupo Financiero Banorte SAB de CV - Class O	1,094,670
9,576		HDFC Bank Ltd. ADR	735,149
49,600	HKD	Hong Kong Exchanges & Clearing Ltd.	2,684,292
162,000		Huntington Bancshares, Inc.	2,661,660
152,426		ICICI Bank Ltd. ADR^	5,136,756
119,337		Itau Unibanco Holding SA ADR	748,243
25,370		JPMorgan Chase & Co.^	7,515,609
52,400	KRW	KB Financial Group, Inc.	4,163,083
19,680	INR	PB Fintech Ltd.#	402,940
260,000	HKD	Ping An Insurance Group Co. of China Ltd. - Class Hµ	1,784,994
79,510	BRL	Porto Seguro SA	736,805
10,965		Progressive Corp.^µ	2,653,969
56,300	JPY	Rakuten Bank Ltd.^#	2,622,553
4,905	KRW	Samsung Life Insurance Co. Ltd.	442,747
24,653	SAR	Saudi National Bank	246,015
13,400	KRW	Shinhan Financial Group Co. Ltd.	652,498
84,200	EUR	Societe Generale SA	5,374,360
350	CHF	Swissquote Group Holding SA^	232,556
110,960	EUR	UniCredit SpAµ	8,163,745
8,825		Visa, Inc. - Class Aµ	3,048,773
52,375		Wells Fargo & Co.µ	4,222,996
			75,876,431
		Health Care (3.9%)
16,460		AbbVie, Inc.^µ~	3,111,269
20,490	SEK	Ambea AB*	257,775
20,770	GBP	AstraZeneca PLCµ	3,030,169

See accompanying Notes to Schedule of Investments

11

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE

4,738	KRW	Dentium Co. Ltd.	$219,208
4,960		Eli Lilly & Co.µ	3,670,747
16,190	EUR	Fresenius SE & Co. KGaA	772,759
10,104		GE HealthCare Technologies, Inc.	720,617
22,400	EUR	Gerresheimer AG	1,104,409
4,860		Humana, Inc.	1,214,368
8,520	BRL	Hypera SA	39,119
64,000	HKD	Innovent Biologics, Inc.*#	792,199
31,085	INR	Max Healthcare Institute Ltd.	442,437
78,573		Novo Nordisk AS ADR	3,698,431
3,720	AUD	Pro Medicus Ltd.	763,919
4,230	SEK	Sectra AB - Class B	156,831
			19,994,257
		Industrials (14.0%)
37,029	EUR	Alstom SA#	868,564
64,000	JPY	BayCurrent, Inc.	3,674,883
207	CHF	Belimo Holding AG^	240,892
12,780	CNY	Contemporary Amperex Technology Co. Ltd. - Class A	467,898
7,610		Deere & Co.µ	3,990,456
695	EUR	DO & Co. AG	156,792
745	KRW	Doosan Co. Ltd.	318,344
25,167	KRW	Doosan Enerbility Co. Ltd.#	1,179,039
5,340	EUR	Exosens SAS	249,451
8,290	EUR	Fincantieri SpA#	160,431
29,770		Flowserve Corp.^	1,668,311
13,835		GE Vernova, Inc.^µ	9,135,112
6,244	KRW	Hanwha Aerospace Co. Ltd.	4,454,795
4,635	KRW	Hanwha Corp.	331,036
2,410	KRW	HD Hyundai Heavy Industries Co. Ltd.	845,812
43,203	INR	Hindustan Aeronautics Ltd.	2,222,899
221,300	JPY	Hitachi Ltd.µ	6,771,922
1,190	KRW	Hyundai Rotem Co. Ltd.	172,024
1,900	JPY	IHI Corp.	211,578
8,000	JPY	Japan Elevator Service Holdings Co. Ltd.	213,564
3,708,000	HKD	Lonking Holdings Ltd.	1,251,449
3,250	CAD	MDA Space Ltd.^#	91,008
35,300	CNY	Ningbo Orient Wires & Cables Co. Ltd. - Class A	232,210
5,560	EUR	Palfinger AG	231,244
10,835	CHF	R&S Group Holding AG	494,859
2,290	EUR	RENK Group AG	177,767
2,705	EUR	Rheinmetall AG	5,354,537
542,510	GBP	Rolls-Royce Holdings PLCµ	7,699,829
20,100	KRW	Samsung C&T Corp.	2,424,961
54,502	CNY	Shanghai International Airport Co. Ltd. - Class A	243,485
19,125	EUR	Siemens AGµ	4,871,197
28,075	EUR	Siemens Energy AG#	3,250,486
4,825	KRW	SK Square Co. Ltd.#	519,702
33,900	EUR	SPIE SA	1,995,061
1,830	EUR	Vossloh AG	179,482
5,490	EUR	Wacker Neuson SE	143,617
19,610		Waste Management, Inc.	4,493,828
231,000	HKD	Weichai Power Co. Ltd. - Class H	489,689
			71,478,214
		Information Technology (23.7%)
41,500	TWD	Accton Technology Corp.	1,225,669
11,600	JPY	Advantest Corp.	771,389
9,270	TWD	Alchip Technologies Ltd.	1,185,049
6,510		ASML Holding NVµ	4,522,562
5,700	TWD	ASPEED Technology, Inc.	863,212
13,150		Broadcom, Inc.µ	3,862,155
203	CAD	Constellation Software, Inc.^	700,344
54,510	TWD	Elite Material Co. Ltd.	1,998,152
14,500	CNY	Iflytek Co. Ltd. - Class A	98,060
6,150	EUR	Indra Sistemas SA^	254,758
4,030	EUR	IONOS Group SE#	191,129
14,900	JPY	Keyence Corp.	5,389,796
1,340	CAD	Kinaxis, Inc.#	198,872
648,000	HKD	Kingdee International Software Group Co. Ltd.#	1,504,015
7,515	AUD	Life360, Inc.*#	191,334
16,320		Marvell Technology, Inc.	1,311,638
20,740		Microsoft Corp.^	11,064,790
4,410	ILS	Nayax Ltd.#	194,455
650	EUR	Nemetschek SE	96,845
540,000	EUR	Nokia OYJ	2,200,687
9,410	NOK	Norbit ASA	186,998
139,080		NVIDIA Corp.^µ	24,738,160
22,530		Oracle Corp.µ	5,717,438
23,155		Palantir Technologies, Inc. - Class A^µ#	3,666,594
735	KRW	Park Systems Corp.	145,090
14,500	EUR	Profile Systems & Software SA	126,459
92,325	KRW	Samsung Electronics Co. Ltd.	4,705,246
11,565	EUR	SAP SEµ	3,307,076
4,015		ServiceNow, Inc.^µ#	3,786,627
22,000	JPY	SHIFT, Inc.#	230,878
21,405	KRW	SK Hynix, Inc.	4,148,627
659,000	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	25,371,007
45,160	AUD	Technology One Ltd.	1,181,319
117,685	BRL	TOTVS SA	916,546
7,300	JPY	Towa Corp.	90,654
93,700	CNY	Venustech Group, Inc. - Class A#	207,019
26,010	AUD	WiseTech Global Ltd.^	1,970,001
413,400	HKD	Xiaomi Corp. - Class B*µ#	2,781,335
			121,101,985
		Materials (4.1%)
207,311	CAD	Alamos Gold, Inc. - Class A^	5,037,645
1,125	EUR	AlzChem Group AG	190,431
145,715		Cemex SAB de CV ADR^	1,267,721
19,195	EUR	Heidelberg Materials AG	4,428,181
9,200	CAD	Hudbay Minerals, Inc.^	85,387
7,650		Linde PLCµ	3,520,989
14,700	AUD	Lynas Rare Earths Ltd.^#	98,775
45,140		MP Materials Corp.#	2,776,110
521,200	NOK	Norsk Hydro ASA	3,089,148
16,900	ZAR	Sasol Ltd.#	86,935
3,389	EUR	SOL SpA^	180,832
4,020	CAD	Torex Gold Resources, Inc.^#	113,237
21,200		Vale SA ADR	202,036
			21,077,427
		Real Estate (0.6%)
935,500	PHP	Ayala Land, Inc.	399,697
375,600	AED	Emaar Properties PJSC	1,555,473
18,000	INR	Kolte-Patil Developers Ltd.	84,445
50,545	INR	Prestige Estates Projects Ltd.	933,008
			2,972,623
		Utilities (0.4%)
45,801	EUR	Engie SA#	1,025,500
11,827	EUR	Italgas SpA	98,133

See accompanying Notes to Schedule of Investments

12

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE

25,950	EUR	RWE AG	$1,064,603
			2,188,236
		Total Common Stocks
		(Cost $487,425,417)	452,759,269

Preferred Stocks (0.0%)
		Communication Services (0.0%)
5,640		Qwest Corp.
		6.500%, 09/01/56	111,672
1,701		Telephone & Data Systems, Inc.
		6.625%, 03/31/26	36,061
		U.S. Cellular Corp.
1,770		6.250%, 09/01/69	45,223
1,429		5.500%, 03/01/70	31,681
163		5.500%, 06/01/70	3,661
			228,298
		Consumer Discretionary (0.0%)
1,597		Guitar Center, Inc.#	23,955

		Total Preferred Stocks
		(Cost $377,256)	252,253

Warrants (0.0%) #
		Communication Services (0.0%)
679		Audacy Capital Corp.
		09/30/28, Strike $1.00	—
113		Audacy Capital Corp.
		09/30/28, Strike $1.00	—
			—
		Energy (0.0%)
13,401		Mcdermott International Ltd.
		06/30/27, Strike $15.98	2
12,061		Mcdermott International Ltd.
		06/30/27, Strike $12.33	1
			3
		Total Warrants
		(Cost $5,152)	3

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Purchased Options (1.7%) #
	Communication Services (0.1%)
954	Tencent Music Entertainment Group
2,002,446	Call, 10/17/25, Strike $17.00	$419,760

	Consumer Discretionary (0.2%)
511	Aptiv PLC
3,507,504	Put, 08/15/25, Strike $47.50	33,215
750	Invesco QQQ Trust Series 1
75,000	Put, 11/21/25, Strike $535.00	934,500
148	Toyota Motor Corp.
2,648,756	Put, 08/15/25, Strike $160.00	4,440
		972,155
	Consumer Staples (0.0%)
85	Oddity Tech Ltd.
595,595	Call, 10/17/25, Strike $70.00	65,025

	Health Care (0.0%)
164	AbbVie, Inc.
3,099,928	Put, 08/15/25, Strike $165.00	6,970

	Information Technology (0.3%)
37	Celestica, Inc.
739,482	Call, 08/15/25, Strike $120.00	296,925
300	NVIDIA Corp.
5,336,100	Call, 09/19/25, Strike $150.00	924,000
54	Shopify, Inc.
659,934	Call, 08/15/25, Strike $120.00	48,600
83	Taiwan Semiconductor Manufacturing Company Ltd.
2,005,446	Call, 10/17/25, Strike $220.00	253,150
		1,522,675
	Materials (0.1%)
182	POSCO Holdings, Inc.
994,448	Call, 11/21/25, Strike $60.00	42,315
8,196	Vale SA
7,810,788	Call, 12/19/25, Strike $11.00	176,214
		218,529
	Other (1.0%)
1,011	Invesco QQQ Trust Series 1
101,100	Put, 11/21/25, Strike $525.00	1,066,099
2,839	iShares Biotechnology ETF
37,690,564	Call, 11/21/25, Strike $135.00	1,675,010
4,112	iShares MSCI EAFE ETF
411,200	Put, 12/19/25, Strike $84.00	1,258,272
480	iShares MSCI EAFE ETF
48,000	Put, 08/15/25, Strike $87.00	42,720
2,023	iShares MSCI Emerging Markets ETF
202,300	Put, 08/15/25, Strike $48.50	110,254
597	iShares MSCI Japan ETF
59,700	Put, 08/15/25, Strike $71.00	14,925
1,653	iShares MSCI South Korea ETF
165,300	Put, 08/15/25, Strike $72.00	194,228
1,430	KraneShares CSI China Internet ETF
5,067,920	Call, 08/15/25, Strike $36.00	76,505
139	NetEase, Inc.
1,811,170	Call, 09/19/25, Strike $130.00	111,200
1,165	SPDR® S&P 500® ETF Trust
73,637,320	Put, 12/19/25, Strike $510.00	446,195
313	SPDR® S&P 500® ETF Trust
31,300	Put, 11/21/25, Strike $590.00	286,864
312	SPDR® S&P 500® ETF Trust
31,200	Put, 08/15/25, Strike $570.00	12,324
		5,294,596
	Total Exchange-Traded Purchased Options
	(Cost $10,951,009)	8,499,710

See accompanying Notes to Schedule of Investments

13

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

TOTAL INVESTMENTS (136.4%)
(Cost $725,312,348)		$697,367,006

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-9.5%)		(48,500,000)

LIABILITIES, LESS OTHER ASSETS (-26.9%)		(137,579,409)

NET ASSETS (100.0%)		$511,287,597

Exchange-Traded Written Options (0.0%) #
	Health Care (0.0%)
(164)	AbbVie, Inc.
(3,099,928)	Call, 11/21/25, Strike $220.00	$(26,814)

	Industrials (0.0%)
(297)	Flowserve Corp.
(1,664,388)	Call, 10/17/25, Strike $65.00	(23,018)

	Total Exchange-Traded Written Options
	(Premium $60,890)	(49,832)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost

Rite Aid Corp.	12/01/2024	$23,921
Rite Aid Corp.	12/05/2024	21,725
Total		$45,646

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $147,769,483.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $5,013,283.

ABBREVIATION
ADR	American Depositary Receipt

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SAR	Saudi Riyal
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at anydate on or before the date shown.

See accompanying Notes to Schedule of Investments

14

Calamos Global Dynamic Income Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$163,600	$—	$163,600
Corporate Bonds	—	65,193,200	—	65,193,200
Convertible Bonds	—	139,905,039	—	139,905,039
Bank Loans	—	13,988,270	—	13,988,270
Convertible Preferred Stock	16,605,662	—	—	16,605,662
Common Stocks	236,063,470	216,695,799	—	452,759,269
Preferred Stocks	252,253	—	—	252,253
Warrants	3	—	—	3
Exchange-Traded Purchased Options	8,499,710	—	—	8,499,710
Total	$261,421,098	$435,945,908	$—	$697,367,006

Liabilities:
Exchange-Traded Written Options	$49,832	$—	$—	$49,832
Total	$49,832	$—	$—	$49,832

CURRENCY EXPOSURE JULY 31, 2025

	Value	% of Total Investments
US Dollar	$443,097,585	63.5%
European Monetary Unit	68,285,584	9.8%
New Taiwan Dollar	30,643,089	4.4%
Hong Kong Dollar	28,813,656	4.1%
South Korean Won	28,713,992	4.1%
Japanese Yen	22,816,884	3.3%
Canadian Dollar	15,868,105	2.3%
Indian Rupee	15,461,889	2.2%
British Pound Sterling	15,277,060	2.2%
Chinese Yuan Renminbi	7,051,401	1.0%
Australian Dollar	4,309,913	0.6%
Brazilian Real	3,364,391	0.5%
Norwegian Krone	3,276,146	0.5%
Swiss Franc	2,759,537	0.4%
UAE Dirham	2,103,133	0.3%
Mexican Peso	1,611,760	0.2%
South African Rand	1,083,838	0.1%
Polish Zloty	684,465	0.1%
Swedish Krona	545,663	0.1%
Thai Baht	527,028	0.1%
Saudi Riyal	427,903	0.1%
Philippine Peso	399,697	0.1%
Israeli Shekel	194,455	—%
Total Investments	$697,317,174	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

15

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Corporate Bonds (11.2%)
	Airlines (0.1%)
35,599	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*
	4.800%, 02/15/29	$35,522
9,586	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	9,599
40,150	American Airlines Pass-Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	37,936
34,215	British Airways Pass-Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	32,610
39,786	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	39,975
		155,642
	Communication Services (1.0%)
55,000	APi Group DE, Inc.*
	4.750%, 10/15/29	53,267
15,000	Bell Telephone Co. of Canada or Bell Canada‡
	7.000%, 09/15/55
	5 yr. CMT + 2.36%	15,244
36,000	Cincinnati Bell Telephone Co. LLC
	6.300%, 12/01/28	35,313
	Clear Channel Outdoor Holdings, Inc.*
39,000	5.125%, 08/15/27	38,981
25,000	7.875%, 04/01/30	25,751
25,000	7.500%, 03/15/33	24,945
20,000	9.000%, 09/15/28^	20,962
65,000	Consolidated Communications, Inc.*
	6.500%, 10/01/28	66,076
58,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc.*
	5.875%, 08/15/27	57,700
70,000	Frontier California, Inc.
	6.750%, 05/15/27	71,347
11,000	Frontier Communications Holdings LLC*
	8.750%, 05/15/30	11,540
85,000	Frontier Florida LLC
	6.860%, 02/01/28	88,748
65,000	Frontier North, Inc.
	6.730%, 02/15/28	67,078
40,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.*
	3.500%, 03/01/29	37,590
	Gray Media, Inc.*
23,000	7.250%, 08/15/33	22,893
20,000	5.375%, 11/15/31^	14,789
40,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	37,034
	iHeartCommunications, Inc.*
20,000	10.875%, 05/01/30	10,024
13,350	7.750%, 08/15/30	10,463
	Lumen Technologies, Inc.
35,000	7.600%, 09/15/39	29,969
29,500	10.000%, 10/15/32*	30,016
45,000	Paramount Global
	4.900%, 08/15/44	35,475
14,000	Qwest Corp.
	7.250%, 09/15/25	14,015
	Rogers Communications, Inc.‡
35,000	7.125%, 04/15/55
	5 yr. CMT + 2.62%	35,730
25,000	7.000%, 04/15/55
	5 yr. CMT + 2.65%	25,607
	Scripps Escrow II, Inc.*
23,000	3.875%, 01/15/29^	20,445
11,000	5.375%, 01/15/31	8,122
20,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	20,000
20,000	Sinclair Television Group, Inc.*
	8.125%, 02/15/33	20,463
	Sirius XM Radio LLC*
56,000	3.875%, 09/01/31^	49,433
45,000	5.500%, 07/01/29	44,475
20,000	3.125%, 09/01/26	19,570
22,000	Telesat Canada/Telesat LLC*
	4.875%, 06/01/27	13,702
20,000	TELUS Corp.‡
	6.625%, 10/15/55
	5 yr. CMT + 2.77%	20,267
	Time Warner Cable LLC
35,000	6.550%, 05/01/37	36,035
15,000	7.300%, 07/01/38	16,209
21,000	U.S. Cellular Corp.
	6.700%, 12/15/33	22,207
	Univision Communications, Inc.*
35,000	8.000%, 08/15/28	35,985
20,000	8.500%, 07/31/31	20,339
		1,227,809
	Consumer Discretionary (2.2%)
65,000	Adams Homes, Inc.*
	9.250%, 10/15/28	67,345
	Adient Global Holdings Ltd.*
55,000	8.250%, 04/15/31^	57,529
22,000	7.500%, 02/15/33	22,452
	Advance Auto Parts, Inc.*
20,000	7.000%, 08/01/30	20,116
11,000	7.375%, 08/01/33	11,058
	Ashton Woods USA LLC/Ashton Woods Finance Co.*
38,000	4.625%, 08/01/29	36,171
22,000	6.875%, 08/01/33	21,992
	Bath & Body Works, Inc.
57,000	6.694%, 01/15/27	58,479
35,000	6.875%, 11/01/35	36,070
10,000	6.625%, 10/01/30*	10,250
	Caesars Entertainment, Inc.*
40,000	6.500%, 02/15/32	40,780
35,000	6.000%, 10/15/32^	33,817
28,000	4.625%, 10/15/29^	26,491
10,000	7.000%, 02/15/30	10,325
	Carnival Corp.*
22,000	4.000%, 08/01/28	21,384
3,000	7.000%, 08/15/29^	3,156
	CCO Holdings LLC/CCO Holdings Capital Corp.*
90,000	4.750%, 03/01/30	85,535
90,000	4.500%, 08/15/30	84,294
85,000	5.125%, 05/01/27	84,352

See accompanying Notes to Schedule of Investments

1

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
50,000	6.375%, 09/01/29	$50,485
46,000	4.250%, 02/01/31	42,005
22,000	4.750%, 02/01/32^	20,334
20,000	5.000%, 02/01/28	19,647
	Churchill Downs, Inc.*
23,000	6.750%, 05/01/31	23,518
22,000	5.750%, 04/01/30	21,975
	Dana, Inc.
42,000	4.500%, 02/15/32^	41,007
40,000	4.250%, 09/01/30	39,386
	DISH DBS Corp.
21,000	5.125%, 06/01/29	15,414
18,000	7.375%, 07/01/28	13,840
46,000	DISH Network Corp.*
	11.750%, 11/15/27	47,946
175,000	Ford Motor Co.^
	6.100%, 08/19/32	175,264
20,000	General Motors Co.
	5.200%, 04/01/45	17,392
	goeasy Ltd.*
75,000	9.250%, 12/01/28	79,418
41,000	7.625%, 07/01/29	42,260
	Goodyear Tire & Rubber Co.
63,000	5.625%, 04/30/33^	59,181
20,000	5.250%, 07/15/31	19,022
	Group 1 Automotive, Inc.*
25,000	6.375%, 01/15/30	25,541
19,000	4.000%, 08/15/28	18,336
8,424	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	8,464
55,000	Kohl's Corp.
	5.550%, 07/17/45	30,975
45,000	Liberty Interactive LLC
	8.250%, 02/01/30	6,221
45,000	Life Time, Inc.*
	6.000%, 11/15/31	45,377
20,000	Light & Wonder International, Inc.*
	7.500%, 09/01/31	20,862
15,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	15,647
28,000	Lindblad Expeditions LLC*
	6.750%, 02/15/27	28,090
30,000	M/I Homes, Inc.
	3.950%, 02/15/30	27,987
	Macy's Retail Holdings LLC
55,000	4.300%, 02/15/43	36,410
38,000	6.700%, 07/15/34*	32,773
80,000	MGM Resorts International^
	6.500%, 04/15/32	81,347
55,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.*
	4.875%, 05/01/29	53,037
	Newell Brands, Inc.
22,000	8.500%, 06/01/28*	23,100
22,000	6.625%, 05/15/32^	21,068
20,000	Nordstrom, Inc.
	5.000%, 01/15/44	13,574
	Patrick Industries, Inc.*
37,000	4.750%, 05/01/29	35,915
23,000	6.375%, 11/01/32	23,013
50,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	46,367
60,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	36,282
20,000	QVC, Inc.
	5.450%, 08/15/34	8,793
20,000	Raising Cane's Restaurants LLC*
	9.375%, 05/01/29	21,142
	Rite Aid Corp.
77,000	0.000%, 11/15/26*@	—
15,061	15.000%, 08/30/31@	75
14,000	0.000%, 10/18/25*	—
10,968	15.000%, 08/30/31@!!	55
5,058	0.000%, 08/30/31*@!!	379
4,767	0.000%, 08/30/34	—
45,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	45,481
	Royal Caribbean Cruises Ltd.*
6,000	6.250%, 03/15/32	6,158
6,000	5.625%, 09/30/31	6,047
43,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed*
	4.625%, 03/01/29	40,737
65,000	Six Flags Entertainment Corp.*^
	7.250%, 05/15/31	66,259
39,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
	5.250%, 07/15/29	37,949
30,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	28,886
36,000	Speedway Motorsports LLC/Speedway Funding II, Inc.*
	4.875%, 11/01/27	35,650
30,000	Staples, Inc.*
	10.750%, 09/01/29	28,135
40,000	Station Casinos LLC*
	4.500%, 02/15/28	39,116
45,000	STL Holding Co. LLC*
	8.750%, 02/15/29	46,846
23,000	Under Armour, Inc.*
	7.250%, 07/15/30	23,562
10,000	Viking Cruises Ltd.*
	9.125%, 07/15/31	10,764
22,000	Voyager Parent LLC*
	9.250%, 07/01/32	23,295
45,000	Whirlpool Corp.
	6.500%, 06/15/33	44,394
40,000	Windsor Holdings III LLC*
	8.500%, 06/15/30	42,498
		2,646,297
	Consumer Staples (0.7%)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
75,000	4.625%, 01/15/27	74,502
30,000	5.875%, 02/15/28	30,026
43,000	Amneal Pharmaceuticals LLC*
	6.875%, 08/01/32	43,667
23,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.*
	8.375%, 06/15/32	23,735

See accompanying Notes to Schedule of Investments

2

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Brink's Co.*
25,000	6.500%, 06/15/29	$25,620
23,000	6.750%, 06/15/32	23,714
51,000	Central Garden & Pet Co.*
	4.125%, 04/30/31	47,295
53,000	Edgewell Personal Care Co.*
	4.125%, 04/01/29	50,199
	Energizer Holdings, Inc.*
59,000	4.375%, 03/31/29	56,002
10,000	6.500%, 12/31/27^	10,150
40,000	Fiesta Purchaser, Inc.*
	7.875%, 03/01/31	42,288
11,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	5.750%, 04/01/33	11,284
	MPH Acquisition Holdings LLC*
38,753	6.750%, 03/31/31
	0.75% PIK Rate	30,114
17,076	5.750%, 12/31/30	14,067
33,000	New Albertsons LP
	7.750%, 06/15/26	33,681
	Performance Food Group, Inc.*
43,000	4.250%, 08/01/29	41,387
11,000	6.125%, 09/15/32	11,190
35,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	33,467
	Post Holdings, Inc.*
43,000	6.250%, 02/15/32	43,849
34,000	6.375%, 03/01/33	34,095
42,000	Prestige Brands, Inc.*
	3.750%, 04/01/31	38,474
33,000	RR Donnelley & Sons Co.*
	9.500%, 08/01/29	33,758
35,000	United Natural Foods, Inc.*
	6.750%, 10/15/28	34,907
		787,471
	Energy (1.5%)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.*
45,000	6.625%, 10/15/32	45,806
11,000	6.625%, 07/15/33	11,165
	Buckeye Partners LP
33,000	6.750%, 02/01/30*	34,223
25,000	5.850%, 11/15/43	22,288
16,000	6.875%, 07/01/29*	16,478
	Civitas Resources, Inc.*
41,000	8.750%, 07/01/31	41,526
21,000	9.625%, 06/15/33	21,606
30,000	Continental Resources, Inc.
	4.900%, 06/01/44	23,586
32,000	DT Midstream, Inc.*
	4.125%, 06/15/29	30,850
	Enbridge, Inc.‡
31,000	7.375%, 03/15/55^
	5 yr. CMT + 3.12%	32,347
20,000	7.200%, 06/27/54
	5 yr. CMT + 2.97%	20,662
55,000	Encino Acquisition Partners Holdings LLC*
	8.750%, 05/01/31	60,840
	Energy Transfer LP‡
40,000	7.575%, 11/01/66
	3 mo. USD Term SOFR + 3.28%	39,919
32,000	6.500%, 11/15/26
	5 yr. CMT + 5.69%	32,186
20,000	7.125%, 10/01/54^
	5 yr. CMT + 2.83%	20,525
	Genesis Energy LP/Genesis Energy Finance Corp.
31,000	8.875%, 04/15/30	32,810
20,000	8.000%, 05/15/33	20,752
60,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	61,082
45,000	Howard Midstream Energy Partners LLC*
	7.375%, 07/15/32	46,570
45,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	45,508
41,000	Matador Resources Co.*
	6.500%, 04/15/32	41,129
17,000	Nabors Industries Ltd.*^
	7.500%, 01/15/28	15,710
44,000	Nabors Industries, Inc.*
	9.125%, 01/31/30	43,618
30,000	New Fortress Energy, Inc.*^
	6.500%, 09/30/26	10,513
45,000	Oceaneering International, Inc.
	6.000%, 02/01/28	45,324
31,000	ONEOK, Inc.*
	6.500%, 09/01/30	33,097
70,000	Parkland Corp.*
	6.625%, 08/15/32	71,508
	Permian Resources Operating LLC*
42,000	7.000%, 01/15/32	43,438
11,000	6.250%, 02/01/33	11,067
50,000	Plains All American Pipeline LP‡
	8.698%, 08/30/25
	3 mo. USD Term SOFR + 4.37%	50,165
45,000	South Bow Canadian Infrastructure Holdings Ltd.*‡
	7.625%, 03/01/55
	5 yr. CMT + 3.95%	46,515
60,000	Summit Midstream Holdings LLC*
	8.625%, 10/31/29	61,115
23,000	Sunoco LP*
	6.250%, 07/01/33	23,312
70,000	TGNR Intermediate Holdings LLC*
	5.500%, 10/15/29	68,265
	Transocean, Inc.*
58,400	8.750%, 02/15/30	60,589
40,000	8.250%, 05/15/29	37,825
	Venture Global Calcasieu Pass LLC*
10,000	4.125%, 08/15/31	9,241
10,000	3.875%, 08/15/29	9,445
	Venture Global LNG, Inc.*
98,000	9.000%, 09/30/29‡
	5 yr. CMT + 5.44%	98,085
55,000	8.375%, 06/01/31	56,883
35,000	8.125%, 06/01/28	36,254
23,000	7.000%, 01/15/30^	23,346
20,000	9.875%, 02/01/32	21,594
20,000	9.500%, 02/01/29	21,817
	Venture Global Plaquemines LNG LLC*
45,000	6.500%, 01/15/34	46,305
6,000	6.750%, 01/15/36	6,174

See accompanying Notes to Schedule of Investments

3

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
45,000	Vital Energy, Inc.
	9.750%, 10/15/30	$42,313
45,000	VOC Escrow Ltd.*
	5.000%, 02/15/28	44,625
40,000	Weatherford International Ltd.*
	8.625%, 04/30/30	41,143
39,000	Wildfire Intermediate Holdings LLC*
	7.500%, 10/15/29	38,878
		1,820,022
	Financials (1.7%)
34,000	Acrisure LLC/Acrisure Finance, Inc.*
	8.250%, 02/01/29	35,173
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer*
45,000	7.375%, 10/01/32^	46,296
45,000	6.500%, 10/01/31	45,726
	Ally Financial, Inc.‡
59,000	4.700%, 05/15/26
	5 yr. CMT + 3.87%	57,568
20,000	4.700%, 05/15/28
	7 yr. CMT + 3.48%	18,275
46,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	44,712
20,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.*
	7.500%, 07/15/33	20,093
45,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	44,931
45,000	Azorra Finance Ltd.*
	7.250%, 01/15/31	45,978
45,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	46,483
45,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	47,673
23,000	Brandywine Operating Partnership LP
	8.875%, 04/12/29	24,733
34,000	Bread Financial Holdings, Inc.*‡
	8.375%, 06/15/35
	5 yr. CMT + 4.30%	35,171
78,000	BroadStreet Partners, Inc.*
	5.875%, 04/15/29	77,532
33,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC*
	4.500%, 04/01/27	32,110
40,000	Corebridge Financial, Inc.‡
	6.375%, 09/15/54
	5 yr. CMT + 2.65%	40,009
	Credit Acceptance Corp.*
30,000	9.250%, 12/15/28	31,753
20,000	6.625%, 03/15/30	20,261
45,000	Cushman & Wakefield U.S. Borrower LLC*^
	8.875%, 09/01/31	48,299
20,000	Enstar Group Ltd.*‡^
	7.500%, 04/01/45
	5 yr. CMT + 3.19%	20,658
	GGAM Finance Ltd.*
50,000	8.000%, 02/15/27	51,537
23,000	5.875%, 03/15/30	23,121
25,000	HAT Holdings I LLC/HAT Holdings II LLC*
	8.000%, 06/15/27	25,939
	HUB International Ltd.*
66,000	5.625%, 12/01/29	65,616
40,000	7.250%, 06/15/30	41,731
33,000	7.375%, 01/31/32	34,384
65,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	64,711
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.*
28,000	7.000%, 07/15/31	29,339
27,000	4.750%, 06/15/29	26,241
	Level 3 Financing, Inc.*
28,700	10.000%, 10/15/32	28,955
20,000	3.875%, 10/15/30	17,347
40,000	Macquarie Airfinance Holdings Ltd.*
	8.125%, 03/30/29	41,767
65,000	MetLife, Inc.
	6.400%, 12/15/66	67,736
20,000	Newmark Group, Inc.
	7.500%, 01/12/29	21,251
	OneMain Finance Corp.
30,000	3.875%, 09/15/28	28,630
25,000	7.500%, 05/15/31	26,077
40,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer*
	7.000%, 02/01/30	41,016
55,000	Provident Funding Associates LP/PFG Finance Corp.*
	9.750%, 09/15/29	57,650
40,000	RHP Hotel Properties LP/RHP Finance Corp.*
	6.500%, 04/01/32	40,909
	Rocket Cos., Inc.*
34,000	6.375%, 08/01/33	34,706
23,000	6.125%, 08/01/30	23,349
42,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*
	3.875%, 03/01/31	38,765
35,000	Saks Global Enterprises LLC*
	11.000%, 12/15/29	8,291
30,000	Service Properties Trust
	8.375%, 06/15/29	31,183
	Starwood Property Trust, Inc.*
45,000	6.000%, 04/15/30	45,478
23,000	6.500%, 07/01/30	23,679
11,000	Stonex Escrow Issuer LLC*
	6.875%, 07/15/32	11,211
55,000	StoneX Group, Inc.*
	7.875%, 03/01/31	57,930
45,000	TrueNoord Capital DAC*
	8.750%, 03/01/30	46,670
	United Wholesale Mortgage LLC*
52,000	5.500%, 04/15/29	50,911
20,000	5.750%, 06/15/27	20,021
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC*
25,000	6.500%, 02/15/29^	24,343
22,000	10.500%, 02/15/28	23,269
23,000	VFH Parent LLC/Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	23,950

See accompanying Notes to Schedule of Investments

4

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
45,000	XHR LP*
	6.625%, 05/15/30	$45,776
		2,026,923
	Health Care (0.9%)
22,000	Acadia Healthcare Co., Inc.*^
	7.375%, 03/15/33	22,678
	CHS/Community Health Systems, Inc.*
88,000	6.125%, 04/01/30	62,423
37,000	10.875%, 01/15/32	38,834
25,000	6.875%, 04/15/29^	19,626
5,000	5.250%, 05/15/30	4,381
	DaVita, Inc.*
52,000	3.750%, 02/15/31	47,207
49,000	4.625%, 06/01/30	46,804
43,000	6.875%, 09/01/32	44,261
	Embecta Corp.*
33,000	5.000%, 02/15/30^	29,945
11,000	6.750%, 02/15/30	10,601
	Encompass Health Corp.
20,000	4.750%, 02/01/30	19,558
20,000	4.500%, 02/01/28	19,714
47,000	HCA, Inc.
	7.500%, 11/06/33	53,300
25,000	IQVIA, Inc.*
	6.250%, 06/01/32	25,655
200,000	Jazz Securities DAC*
	4.375%, 01/15/29	193,622
	Medline Borrower LP*
55,000	3.875%, 04/01/29	52,474
53,000	5.250%, 10/01/29	52,019
6,000	Medline Borrower LP/Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	6,133
200,000	Organon & Co./Organon Foreign Debt Co-Issuer BV*^
	5.125%, 04/30/31	173,116
	Tenet Healthcare Corp.
120,000	6.250%, 02/01/27	120,179
70,000	6.875%, 11/15/31	74,636
		1,117,166
	Industrials (1.2%)
45,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	46,218
50,000	ACCO Brands Corp.*
	4.250%, 03/15/29	44,320
50,000	Air Lease Corp.‡
	4.125%, 12/15/26
	5 yr. CMT + 3.15%	48,944
	Arcosa, Inc.*
25,000	4.375%, 04/15/29	24,126
22,000	6.875%, 08/15/32	22,761
214,762	ARD Finance SA*
	6.500%, 06/30/27
	7.250% PIK rate	16,041
	Bombardier, Inc.*
25,000	8.750%, 11/15/30	26,945
15,000	7.000%, 06/01/32^	15,546
13,000	7.250%, 07/01/31^	13,581
11,000	6.750%, 06/15/33	11,367
2,000	7.875%, 04/15/27	2,008
44,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	42,290
65,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	64,944
11,000	Delta Air Lines, Inc./SkyMiles IP Ltd.*
	4.750%, 10/20/28	11,016
	Deluxe Corp.*
58,000	8.000%, 06/01/29	55,731
10,000	8.125%, 09/15/29	10,287
	EnerSys*
25,000	4.375%, 12/15/27	24,578
20,000	6.625%, 01/15/32	20,567
	EquipmentShare.com, Inc.*
15,000	8.625%, 05/15/32	15,976
15,000	8.000%, 03/15/33	15,682
45,000	Graham Packaging Co., Inc.*
	7.125%, 08/15/28	44,930
	Graphic Packaging International LLC*
30,000	4.750%, 07/15/27	29,567
20,000	3.500%, 03/01/29	18,816
51,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	48,397
	Herc Holdings, Inc.*
65,000	5.500%, 07/15/27	64,811
23,000	7.250%, 06/15/33	23,845
23,000	7.000%, 06/15/30	23,774
23,000	6.625%, 06/15/29^	23,565
	JELD-WEN, Inc.*
34,000	7.000%, 09/01/32	25,576
15,000	4.875%, 12/15/27^	14,238
70,000	Ken Garff Automotive LLC*
	4.875%, 09/15/28	68,221
33,000	Moog, Inc.*
	4.250%, 12/15/27	32,290
52,000	Novelis Corp.*
	4.750%, 01/30/30	49,873
45,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	46,205
	Sealed Air Corp.*
11,000	5.000%, 04/15/29	10,848
10,000	6.500%, 07/15/32^	10,316
	Sealed Air Corp./Sealed Air Corp. U.S.*
35,000	6.125%, 02/01/28	35,359
10,000	7.250%, 02/15/31	10,401
40,000	Sensata Technologies, Inc.*
	3.750%, 02/15/31	36,494
	Standard Building Solutions, Inc.*
22,000	6.250%, 08/01/33	22,222
10,000	6.500%, 08/15/32	10,219
24,000	Standard Industries, Inc.*
	5.000%, 02/15/27	24,009
	TransDigm, Inc.*
45,000	6.875%, 12/15/30	46,678
35,000	6.750%, 08/15/28	35,737
29,000	6.625%, 03/01/32	29,851
15,000	7.125%, 12/01/31	15,634
12,011	United Airlines Pass-Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	11,650
26,000	Wabash National Corp.*
	4.500%, 10/15/28	23,311
44,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	45,704

See accompanying Notes to Schedule of Investments

5

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Williams Scotsman, Inc.*
27,000	4.625%, 08/15/28	$26,575
20,000	7.375%, 10/01/31	20,891
15,000	6.625%, 06/15/29	15,400
		1,478,335
	Information Technology (0.6%)
22,000	CACI International, Inc.*
	6.375%, 06/15/33	22,546
80,000	Clarivate Science Holdings Corp.*
	3.875%, 07/01/28	76,658
23,000	Coherent Corp.*
	5.000%, 12/15/29	22,525
21,000	Dell International LLC/EMC Corp.
	6.020%, 06/15/26	21,182
22,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	22,521
	Fair Isaac Corp.*
26,000	4.000%, 06/15/28	25,140
17,000	6.000%, 05/15/33	17,115
50,000	KBR, Inc.*
	4.750%, 09/30/28	48,274
	NCL Corp. Ltd.*
22,000	6.750%, 02/01/32	22,612
20,000	8.125%, 01/15/29	21,044
34,000	ON Semiconductor Corp.*
	3.875%, 09/01/28	32,840
20,000	Open Text Corp.*
	6.900%, 12/01/27	20,658
16,000	Open Text Holdings, Inc.*
	4.125%, 12/01/31	14,583
37,000	Playtika Holding Corp.*
	4.250%, 03/15/29	33,948
60,000	TTM Technologies, Inc.*
	4.000%, 03/01/29	57,188
	Twilio, Inc.
30,000	3.625%, 03/15/29	28,434
11,000	3.875%, 03/15/31	10,231
42,000	UKG, Inc.*
	6.875%, 02/01/31	43,194
65,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	60,290
45,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	46,151
50,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.*
	3.875%, 02/01/29	47,036
		694,170
	Materials (0.6%)
45,000	Avient Corp.*
	6.250%, 11/01/31	45,202
45,000	Capstone Copper Corp.*
	6.750%, 03/31/33	45,856
20,000	Celanese U.S. Holdings LLC
	6.879%, 07/15/32	20,715
44,000	Century Aluminum Co.*
	6.875%, 08/01/32	44,462
	Chemours Co.*
37,000	8.000%, 01/15/33	34,450
33,000	4.625%, 11/15/29	28,001
75,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	70,783
35,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	34,171
65,000	FMC Corp.‡
	8.450%, 11/01/55
	5 yr. CMT + 4.37%	67,278
45,000	JW Aluminum Continuous Cast Co.*
	10.250%, 04/01/30	46,647
45,000	Knife River Corp.*
	7.750%, 05/01/31	47,269
	Mercer International, Inc.
48,000	5.125%, 02/01/29	38,712
20,000	12.875%, 10/01/28*	20,188
56,000	Silgan Holdings, Inc.
	4.125%, 02/01/28	54,427
45,000	Terex Corp.*
	6.250%, 10/15/32	45,101
17,850	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC*
	7.625%, 05/03/29	10,418
50,000	WR Grace Holdings LLC*
	7.375%, 03/01/31	51,627
		705,307
	Other (0.3%)
15,523	Claritev Corp.*
	6.750%, 03/31/31
	0.75% PIK Rate	11,341
	EchoStar Corp.
63,945	10.750%, 11/30/29	67,470
44,123	6.750%, 11/30/30
	6.75% Cash or PIK	41,873
25,000	Gen Digital, Inc.*
	6.750%, 09/30/27	25,449
23,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC*
	8.250%, 04/15/30	23,846
45,000	New Gold, Inc.*
	6.875%, 04/01/32	46,226
40,000	Nissan Motor Acceptance Co. LLC*
	7.050%, 09/15/28	41,218
45,000	Olin Corp.*
	6.625%, 04/01/33	43,846
20,000	Reinsurance Group of America, Inc.‡
	6.650%, 09/15/55
	5 yr. CMT + 2.39%	20,026
45,000	Rfna LP*
	7.875%, 02/15/30	45,891
45,000	Stonepeak Nile Parent LLC*
	7.250%, 03/15/32	47,295
		414,481
	Real Estate (0.1%)
22,000	Forestar Group, Inc.*
	6.500%, 03/15/33	22,111
30,000	Global Net Lease, Inc.*^
	4.500%, 09/30/28	28,936
61,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
	3.750%, 12/15/27	58,302
		109,349

See accompanying Notes to Schedule of Investments

6

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
		Special Purpose Acquisition Companies (0.1%)
11,000		Clydesdale Acquisition Holdings, Inc.*
		6.750%, 04/15/32	$11,268
		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.*
45,000		6.750%, 01/15/30^	42,376
23,000		4.625%, 01/15/29	21,877
			75,521
		Utilities (0.2%)
		AES Corp.‡
13,000		6.950%, 07/15/55
		5 yr. CMT + 2.89%	12,559
7,000		7.600%, 01/15/55
		5 yr. CMT + 3.20%	7,098
20,000		Dominion Energy, Inc.‡
		6.625%, 05/15/55
		5 yr. CMT + 2.21%	20,522
45,000		Duke Energy Corp.‡
		6.450%, 09/01/54
		5 yr. CMT + 2.59%	46,340
35,000		Entergy Corp.‡
		7.125%, 12/01/54
		5 yr. CMT + 2.67%	36,325
35,000		Evergy, Inc.‡
		6.650%, 06/01/55
		5 yr. CMT + 2.56%	35,392
33,000		NiSource, Inc.‡
		6.950%, 11/30/54
		5 yr. CMT + 2.45%	34,330
16,000		PPL Capital Funding, Inc.‡
		7.222%, 03/30/67
		3 mo. USD Term SOFR + 2.93%	15,912
		Vistra Corp.*‡
20,000		7.000%, 12/15/26
		5 yr. CMT + 5.74%	20,213
10,000		8.000%, 10/15/26
		5 yr. CMT + 6.93%	10,214
			238,905
		Total Corporate Bonds
		(Cost $13,822,043)	13,497,398

Convertible Bonds (27.9%)
		Communication Services (5.6%)
755,000		AST SpaceMobile, Inc.*^
		2.375%, 10/15/32	795,694
948,000		DoorDash, Inc.*
		0.000%, 05/15/30	1,030,704
580,000		Liberty Media Corp.-Liberty Formula One
		2.250%, 08/15/27	755,897
1,339,000		MakeMyTrip Ltd.*
		0.000%, 07/01/30	1,380,455
		Uber Technologies, Inc.
881,000		0.000%, 05/15/28*^	986,905
721,000		0.875%, 12/01/28	985,405
600,000		Xiaomi Best Time International Ltd.
		0.000%, 12/17/27	874,944
			6,810,004
		Consumer Discretionary (1.5%)
742,500	EUR	Accor SA
		0.700%, 12/07/27	475,934
10,000,000	HKD	Chow Tai Fook Jewellery Group Ltd.
		0.375%, 06/30/30	1,284,446
			1,760,380
		Consumer Staples (2.3%)
121,000		Celcuity, Inc.
		2.750%, 08/01/31	133,962
2,045,000		Oddity Finance LLC*
		0.000%, 06/15/30	2,158,579
612,000	CAD	Premium Brands Holdings Corp.
		4.200%, 09/30/27	434,619
			2,727,160
		Energy (0.4%)
300,000	EUR	Saipem SpA
		2.875%, 09/11/29	498,691

		Financials (1.0%)
311,000		Coinbase Global, Inc.
		0.250%, 04/01/30	426,297
500,000		Goldman Sachs Finance Corp. International, Ltd. (Tencent Holdings, Ltd.)§
		0.000%, 03/15/27	752,150
			1,178,447
		Health Care (0.9%)
410,000		Alnylam Pharmaceuticals, Inc.
		1.000%, 09/15/27	603,577
485,000		Tempus AI, Inc.*
		0.750%, 07/15/30	485,946
			1,089,523
		Industrials (2.3%)
1,576,000		AeroVironment, Inc.
		0.000%, 07/15/30	1,775,080
349,000		Fluor Corp.
		1.125%, 08/15/29	491,584
400,000	EUR	Vinci SA
		0.700%, 02/18/30	481,952
			2,748,616
		Information Technology (9.2%)
		Cloudflare, Inc.
598,000		0.000%, 06/15/30*	665,831
412,000		0.000%, 08/15/26	506,731
800,000		CyberArk Software Ltd.*
		0.000%, 06/15/30	823,608
1,108,000		Guidewire Software, Inc.*
		1.250%, 11/01/29	1,272,616
724,000		Itron, Inc.
		1.375%, 07/15/30	832,238
602,000		Life360, Inc.*
		0.000%, 06/01/30	711,642
1,535,000		Mirion Technologies, Inc.*
		0.250%, 06/01/30	1,816,427
401,000		Nutanix, Inc.*
		0.500%, 12/15/29	453,202
630,000		Snowflake, Inc.*^
		0.000%, 10/01/29	980,224

See accompanying Notes to Schedule of Investments

7

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
1,121,000		Spotify USA, Inc.
		0.000%, 03/15/26	$1,422,078
539,000		Xero Investments Ltd.
		1.625%, 06/12/31	665,029
970,000		Zscaler, Inc.*
		0.000%, 07/15/28	948,359
			11,097,985
		Materials (0.9%)
626,000		Fortuna Mining Corp.
		3.750%, 06/30/29	805,443
300,000		KCC Corp.
		1.750%, 07/10/30	321,603
			1,127,046
		Other (0.2%)
200,000		China Hongqiao Group Ltd.
		1.500%, 03/26/30	248,174

		Utilities (3.6%)
991,000		Duke Energy Corp.
		4.125%, 04/15/26	1,062,005
700,000	EUR	Iberdrola Finanzas SA
		1.500%, 03/27/30	826,520
1,097,000		PPL Capital Funding, Inc.
		2.875%, 03/15/28	1,225,305
1,062,000		Southern Co.
		4.500%, 06/15/27	1,189,291
			4,303,121
		Total Convertible Bonds
		(Cost $31,641,278)	33,589,147

Bank Loans (1.2%) ¡
		Airlines (0.1%)
49,375		Air Canada‡
		6.353%, 03/21/31
		1 mo. USD Term SOFR + 2.00%	49,437
37,385		United Airlines, Inc.‡
		6.351%, 02/22/31
		1 mo. USD Term SOFR + 2.00%	37,577
			87,014
		Communication Services (0.1%)
11,296		Audacy Capital Corp.‡
		10.471%, 10/01/29
		1 mo. USD Term SOFR + 6.00%	9,333
1,261		Audacy Capital Corp.‡
		11.471%, 10/02/28
		1 mo. USD Term SOFR + 7.00%	1,258
24,748		Cincinnati Bell, Inc.‡
		7.106%, 11/22/28
		1 mo. USD Term SOFR + 2.75%	24,820
59,061		CSC Holdings LLC‡
		9.000%, 04/15/27
		3 mo. U.S. (Fed) Prime Rate + 1.50%	58,261
700		Gray Television, Inc.‡
		9.579%, 06/04/29
		1 mo. USD Term SOFR + 5.25%	702
54,612		TripAdvisor, Inc.‡
		7.106%, 07/08/31
		1 mo. USD Term SOFR + 2.75%	54,203
			148,577
		Consumer Discretionary (0.1%)
28,872		American Axle & Manufacturing, Inc.‡
		7.346%, 12/13/29
		1 mo. USD Term SOFR + 3.00%	28,890
16,128		American Axle & Manufacturing, Inc.‡
		7.053%, 12/13/29
		6 mo. USD Term SOFR + 3.00%	16,139
10,000		Beach Acquisition Bidco LLC!
		0.000%, 06/25/32	10,075
44,775		Life Time Fitness, Inc.‡
		6.577%, 11/05/31
		1 mo. USD Term SOFR + 2.25%	44,925
24,750		Peloton Interactive, Inc.‡
		9.833%, 05/30/29
		3 mo. USD Term SOFR + 5.50%	25,205
49,375		Station Casinos LLC‡
		6.356%, 03/14/31
		1 mo. USD Term SOFR + 2.00%	49,486
			174,720
		Consumer Staples (0.3%)
140,111		Amneal Pharmaceuticals LLC‡
		9.856%, 05/04/28
		1 mo. USD Term SOFR + 5.50%	142,913
47,200		Amneal Pharmaceuticals LLC!
		0.000%, 08/01/32	47,308
34,738		B&G Foods, Inc.‡
		7.856%, 10/10/29
		1 mo. USD Term SOFR + 3.50%	32,226
86,000		Bausch Health Cos., Inc.‡
		10.606%, 10/08/30
		1 mo. USD Term SOFR + 6.25%	84,489
3,573		MPH Acquisition Holdings LLC‡
		8.058%, 12/31/30
		3 mo. USD Term SOFR + 3.75%	3,564
51,608		Star Parent, Inc.‡
		8.296%, 09/27/30
		3 mo. USD Term SOFR + 4.00%	51,103
45,000		Team Health Holdings, Inc.!
		0.000%, 06/23/28	45,056
			406,659
		Energy (0.1%)
59,243		Par Petroleum LLC‡
		8.029%, 02/28/30
		3 mo. USD Term SOFR + 3.75%	59,274

		Financials (0.2%)
65,000		Advisor Group, Inc.!
		0.000%, 07/16/32	65,102
54,364		Advisor Group, Inc.‡
		7.856%, 08/17/28
		1 mo. USD Term SOFR + 3.50%	54,486
30,000		Broadstreet Partners, Inc.!
		0.000%, 06/13/31	30,056
45,000		Level 3 Financing, Inc.‡
		8.606%, 03/27/32
		1 mo. USD Term SOFR + 4.25%	45,468
			195,112
		Industrials (0.2%)
35,000		Chamberlain Group, Inc.!
		0.000%, 09/08/32	35,029

See accompanying Notes to Schedule of Investments

8

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE
45,000		EMRLD Borrower LP!
		0.000%, 08/04/31	$45,084
14,888		EMRLD Borrower LP‡
		6.856%, 08/04/31
		1 mo. USD Term SOFR + 2.50%	14,915
44,550		MI Windows & Doors LLC‡
		7.106%, 03/28/31
		1 mo. USD Term SOFR + 2.75%	44,667
84,150		TransDigm, Inc.‡
		6.796%, 02/28/31
		3 mo. USD Term SOFR + 2.50%	84,494
			224,189
		Information Technology (0.1%)
45,501		Boxer Parent Co., Inc.‡
		7.333%, 07/30/31
		3 mo. USD Term SOFR + 3.00%	45,555
65,000		Rocket Software, Inc.!
		0.000%, 11/28/28	65,239
38,308		SS&C Technologies, Inc.‡
		6.356%, 05/09/31
		1 mo. USD Term SOFR + 2.00%	38,481
			149,275
		Total Bank Loans
		(Cost $1,437,499)	1,444,820

NUMBER OF
SHARES			VALUE

Warrants (0.0%) #
		Communication Services (0.0%)
153		Audacy Capital Corp.
		09/30/28, Strike $1.00	$—
25		Audacy Capital Corp.
		09/30/28, Strike $1.00	—
			—
		Energy (0.0%)
2,607		Mcdermott International Ltd.
		06/30/27, Strike $15.98	1
2,347		Mcdermott International Ltd.
		06/30/27, Strike $12.33	—
			1
		Total Warrants
		(Cost $1,002)	1

Common Stocks (91.5%)
		Communication Services (10.7%)
9,086		Alphabet, Inc. - Class Aµ	1,743,603
925		Altice USA, Inc. - Class A^#	2,405
72,630		AT&T, Inc.^	1,990,788
553		Audacy, Inc.#	7,742
1,050		Baidu, Inc. ADR^#	92,264
7,060	GBP	Baltic Classifieds Group PLC	33,379
36,605	INR	Bharti Airtel Ltd.	795,902
310		Cumulus Media, Inc. - Class A#	43
1,010	KRW	Dear U Co. Ltd.	35,685
33,500	HKD	Meitu, Inc.*	51,230
2,050		Meta Platforms, Inc. - Class Aµ	1,585,552
11,450		Millicom International Cellular SA	459,717
33,007	ZAR	MTN Group Ltd.	277,425
695	KRW	NAVER Corp.	116,965
1,110		Netflix, Inc.µ#	1,286,934
987	EUR	Scout24 SE*	131,904
6,125		Sea Ltd. ADR#	959,481
405		Spotify Technology SA#	253,749
16,600	AUD	Superloop Ltd.#	35,569
10,700	HKD	Tencent Holdings Ltd.µ	749,131
15,060		Tencent Holdings Ltd. ADR	1,055,254
8,850		Tencent Music Entertainment Group ADR^	185,761
33,000	BRL	TIM SA	122,051
12,775	GBP	Trustpilot Group PLC*#	42,131
7,610		Walt Disney Co.^µ	906,427
			12,921,092
		Consumer Discretionary (9.4%)
28,100	HKD	Alibaba Group Holding Ltd.µ	422,477
1,745		Alibaba Group Holding Ltd. ADR	210,499
47,680	MXN	Alsea SAB de CV#	142,952
9,920		Amazon.com, Inc.µ#	2,322,371
16,685	INR	Amber Enterprises India Ltd.#	1,505,650
83,000	AED	Americana Restaurants International PLC	48,520
9,604		Aptiv PLC#	659,219
1,440	EUR	Auto1 Group SE*#	43,168
215		AutoZone, Inc.^#	810,202
2,630	SEK	Betsson AB - Class B	44,532
5,700	CNY	China Tourism Group Duty Free Corp. Ltd. - Class A	51,372
2,600	HKD	DPC Dash Ltd.#	28,062
2,715	INR	Eicher Motors Ltd.	168,780
81,050	INR	Eternal Ltd.#	283,839
595		Flutter Entertainment PLC#	179,845
1,300	JPY	Food & Life Cos. Ltd.	65,476
100	GBP	Games Workshop Group PLC	21,426
32,800	HKD	JD Health International, Inc.*#	209,738
45,700	HKD	JD.com, Inc. - Class A	720,320
48,000	HKD	Jiumaojiu International Holdings Ltd.*^	17,308
33,500	HKD	Li Ning Co. Ltd.	70,976
4,500	EUR	Lottomatica Group SpA	121,297
280	EUR	LVMH Moet Hennessy Louis Vuitton SEµ	150,307
658		MercadoLibre, Inc.#~	1,562,020
11,570		NIO, Inc. ADR^#	56,346
5,600	HKD	Pop Mart International Group Ltd.*	174,686
70		Rite Aid Corp.#	70
64,000	HKD	Sands China Ltd.	154,929
38,700	JPY	Toyota Motor Corp.µ	688,380
148,448	INR	Vishal Mega Mart Ltd.#	235,515
3,250	HKD	Yum China Holdings, Inc.	150,898
23,000	HKD	Zhongsheng Group Holdings Ltd.	38,689
			11,359,869
		Consumer Staples (4.6%)
1,665	KRW	APR Corp.	218,826
1,500		Constellation Brands, Inc. - Class A	250,560
1,035		Costco Wholesale Corp.µ	972,527
263	GBP	Cranswick PLC	18,419
14,450	PLN	Dino Polska SA*#	190,569
960	EUR	Distribuidora Internacional de Alimentacion SA#	31,442
28,730	CNY	Eastroc Beverage Group Co. Ltd. - Class A	1,123,002
15,800	CNY	Gambol Pet Group Co. Ltd. - Class A	198,457

See accompanying Notes to Schedule of Investments

9

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE
700	CNY	Kweichow Moutai Co. Ltd. - Class A	$138,103
5,900	CHF	Nestle SAµ	515,525
1,355		Oddity Tech Ltd. - Class A#	94,945
5,715		Philip Morris International, Inc.^	937,546
20,332	BRL	Raia Drogasil SA	48,910
745	KRW	Samyang Foods Co. Ltd.	769,834
			5,508,665
		Energy (3.4%)
11,650	GBP	BP PLC	62,447
33,280	CAD	Canadian Natural Resources Ltd.^	1,053,450
1,130		Centrus Energy Corp. - Class A^#	243,402
180		Cheniere Energy Partners LP	10,381
8,810		Chevron Corp.µ	1,335,948
2,552		Energy Transfer LP	46,038
1,160		Enterprise Products Partners LP	35,948
341		EP Energy Corp.#	512
8,880		EQT Corp.^	477,300
11,400		Helmerich & Payne, Inc.^	184,794
23,255	BRL	PRIO SA#	175,216
46,000	THB	PTT Exploration & Production PCL	177,087
7,295	INR	Reliance Industries Ltd.	115,190
11,600	EUR	Saipem SpA^	31,007
3,140		TechnipFMC PLC	114,202
			4,062,922
		Financials (15.8%)
116,000	HKD	AIA Group Ltd.	1,081,603
81,020	EUR	Alpha Bank SA	303,268
49,400	BRL	B3 SA - Brasil Bolsa Balcao	110,982
101,890	EUR	Banco Santander SA	875,315
5,925	EUR	BAWAG Group AG*	747,779
1,140	CAD	Definity Financial Corp.	61,418
85,640	EUR	Eurobank Ergasias Services & Holdings SA	314,330
400	CAD	Fairfax Financial Holdings Ltd.	707,494
29,304	AED	First Abu Dhabi Bank PJSC	143,358
1,510		Goldman Sachs Group, Inc.^	1,092,621
34,235	MXN	Grupo Financiero Banorte SAB de CV - Class O	304,894
2,780		HDFC Bank Ltd. ADR	213,421
13,100	HKD	Hong Kong Exchanges & Clearing Ltd.	708,956
40,400		Huntington Bancshares, Inc.	663,772
40,925		ICICI Bank Ltd. ADR^	1,379,172
33,037		Itau Unibanco Holding SA ADR	207,142
6,465		JPMorgan Chase & Co.^	1,915,192
13,070	KRW	KB Financial Group, Inc.	1,038,387
5,480	INR	PB Fintech Ltd.#	112,201
48,500	HKD	Ping An Insurance Group Co. of China Ltd. - Class H	332,970
22,000	BRL	Porto Seguro SA	203,870
2,795		Progressive Corp.^	676,502
14,100	JPY	Rakuten Bank Ltd.^#	656,803
1,365	KRW	Samsung Life Insurance Co. Ltd.	123,211
3,700	KRW	Shinhan Financial Group Co. Ltd.	180,167
19,150	EUR	Societe Generale SA	1,222,316
120	CHF	Swissquote Group Holding SA^	79,733
25,835	EUR	UniCredit SpA^	1,900,778
2,085		Visa, Inc. - Class Aµ	720,305
12,385		Wells Fargo & Co.µ	998,603
			19,076,563
		Health Care (4.1%)
4,035		AbbVie, Inc.^µ	762,696
6,960	SEK	Ambea AB*	87,560
5,325	GBP	AstraZeneca PLCµ	776,873
1,250	KRW	Dentium Co. Ltd.	57,832
1,240		Eli Lilly & Co.µ	917,687
3,840	EUR	Fresenius SE & Co. KGaA	183,286
6,000	EUR	Gerresheimer AG	295,824
1,310		Humana, Inc.	327,330
4,510	BRL	Hypera SA	20,707
18,000	HKD	Innovent Biologics, Inc.*#	222,806
8,635	INR	Max Healthcare Institute Ltd.	122,903
19,829		Novo Nordisk AS ADR	933,351
880	AUD	Pro Medicus Ltd.	180,712
1,440	SEK	Sectra AB - Class B	53,389
			4,942,956
		Industrials (14.7%)
16,400	JPY	BayCurrent, Inc.	941,689
70	CHF	Belimo Holding AG^	81,461
2,340	CNY	Contemporary Amperex Technology Co. Ltd. - Class A	85,671
1,860		Deere & Co.	975,328
232	EUR	DO & Co. AG	52,339
220	KRW	Doosan Co. Ltd.	94,007
7,007	KRW	Doosan Enerbility Co. Ltd.#	328,268
1,800	EUR	Exosens SAS	84,085
2,810	EUR	Fincantieri SpA#	54,380
7,345		Flowserve Corp.^	411,614
3,305		GE Vernova, Inc.	2,182,258
1,659	KRW	Hanwha Aerospace Co. Ltd.	1,183,617
1,375	KRW	Hanwha Corp.	98,204
670	KRW	HD Hyundai Heavy Industries Co. Ltd.	235,143
11,457	INR	Hindustan Aeronautics Ltd.	589,490
54,700	JPY	Hitachi Ltd.	1,673,855
410	KRW	Hyundai Rotem Co. Ltd.	59,269
700	JPY	IHI Corp.	77,950
2,700	JPY	Japan Elevator Service Holdings Co. Ltd.	72,078
1,084,000	HKD	Lonking Holdings Ltd.	365,850
1,100	CAD	MDA Space Ltd.^#	30,803
8,700	CNY	Ningbo Orient Wires & Cables Co. Ltd. - Class A	57,230
1,870	EUR	Palfinger AG	77,775
3,685	CHF	R&S Group Holding AG	168,302
780	EUR	RENK Group AG	60,549
667	EUR	Rheinmetall AG	1,320,324
131,825	GBP	Rolls-Royce Holdings PLC	1,870,988
4,880	KRW	Samsung C&T Corp.	588,747
14,700	CNY	Shanghai International Airport Co. Ltd. - Class A	65,672
4,800	EUR	Siemens AGµ	1,222,575
6,860	EUR	Siemens Energy AG#	794,242
1,340	KRW	SK Square Co. Ltd.#	144,332
8,500	EUR	SPIE SA	500,237
620	EUR	Vossloh AG	60,808
1,870	EUR	Wacker Neuson SE	48,919
4,250		Waste Management, Inc.^	973,930
65,000	HKD	Weichai Power Co. Ltd. - Class H	137,791
			17,769,780
		Information Technology (24.1%)
11,500	TWD	Accton Technology Corp.	339,643
2,700	JPY	Advantest Corp.	179,548

See accompanying Notes to Schedule of Investments

10

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES			VALUE
2,660	TWD	Alchip Technologies Ltd.	$340,046
1,540		ASML Holding NVµ	1,069,853
1,600	TWD	ASPEED Technology, Inc.	242,305
3,230		Broadcom, Inc.^	948,651
48	CAD	Constellation Software, Inc.^	165,599
15,480	TWD	Elite Material Co. Ltd.	567,444
4,100	CNY	Iflytek Co. Ltd. - Class A	27,727
2,085	EUR	Indra Sistemas SA^	86,369
1,370	EUR	IONOS Group SE#	64,974
2,500	JPY	Keyence Corp.	904,328
445	CAD	Kinaxis, Inc.#	66,044
184,000	HKD	Kingdee International Software Group Co. Ltd.#	427,066
2,545	AUD	Life360, Inc.*#	64,796
4,010		Marvell Technology, Inc.^	322,284
5,085		Microsoft Corp.	2,712,848
1,500	ILS	Nayax Ltd.#	66,141
220	EUR	Nemetschek SE	32,779
3,200	NOK	Norbit ASA	63,591
31,980		NVIDIA Corp.^µ	5,688,283
5,565		Oracle Corp.µ	1,412,230
5,675		Palantir Technologies, Inc. - Class Aµ#	898,636
250	KRW	Park Systems Corp.	49,351
4,900	EUR	Profile Systems & Software SA	42,734
23,115	KRW	Samsung Electronics Co. Ltd.	1,178,032
2,736	EUR	SAP SEµ	782,374
985		ServiceNow, Inc.^#	928,973
7,500	JPY	SHIFT, Inc.#	78,708
5,775	KRW	SK Hynix, Inc.	1,119,286
167,240	TWD	Taiwan Semiconductor Manufacturing Co. Ltd.	6,438,615
11,970	AUD	Technology One Ltd.^	313,118
33,595	BRL	TOTVS SA	261,642
2,500	JPY	Towa Corp.	31,046
24,000	CNY	Venustech Group, Inc. - Class A#	53,025
5,185	AUD	WiseTech Global Ltd.^	392,713
110,200	HKD	Xiaomi Corp. - Class B*#	741,420
			29,102,222
		Materials (3.8%)
52,472	CAD	Alamos Gold, Inc. - Class A^	1,275,067
380	EUR	AlzChem Group AG	64,323
38,990		Cemex SAB de CV ADR	339,213
4,665	EUR	Heidelberg Materials AG	1,076,190
3,080	CAD	Hudbay Minerals, Inc.^	28,586
1,905		Linde PLCµ	876,795
5,000	AUD	Lynas Rare Earths Ltd.^#	33,597
10,670		MP Materials Corp.#	656,205
5,575	ZAR	Sasol Ltd.#	28,678
1,146	EUR	SOL SpA^	61,149
1,370	CAD	Torex Gold Resources, Inc.^#	38,591
5,250		Vale SA ADR	50,032
			4,528,426
		Real Estate (0.7%)
179,500	PHP	Ayala Land, Inc.	76,692
103,740	AED	Emaar Properties PJSC	429,619
6,100	INR	Kolte-Patil Developers Ltd.	28,617
13,955	INR	Prestige Estates Projects Ltd.	257,595
			792,523
		Utilities (0.2%)
10,650	EUR	Iberdrola SA	187,188
4,017	EUR	Italgas SpA	33,330
			220,518
		Total Common Stocks (Cost $107,002,725)	110,285,536

Preferred Stocks (0.0%)
		Communication Services (0.0%)
1,122		Qwest Corp.
		6.500%, 09/01/56	22,216
340		Telephone & Data Systems, Inc.
		6.625%, 03/31/26	7,208
		U.S. Cellular Corp.
355		6.250%, 09/01/69	9,070
289		5.500%, 03/01/70	6,407
33		5.500%, 06/01/70	741
			45,642
		Consumer Discretionary (0.0%)
305		Guitar Center, Inc.#	4,575
		Total Preferred Stocks (Cost $73,722)	50,217

Exchange-Traded Funds (1.0%)
		Other (1.0%)
45,865		Invesco Senior Loan ETF^	959,954
6,150		iShares MSCI Saudi Arabia ETF^	230,994
		Total Exchange-Traded Funds (Cost $1,280,484)	1,190,948

Convertible Preferred Stock (3.2%)
		Industrials (3.2%)
54,190		Boeing Co.
		6.000%, 10/15/27
		(Cost $2,953,219)	3,831,233

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Exchange-Traded Purchased Options (1.7%) #
	Communication Services (0.1%)
266 558,334	Tencent Music Entertainment Group Call, 10/17/25, Strike $17.00	$117,040

	Consumer Discretionary (0.0%)
96 658,944	Aptiv PLC Put, 08/15/25, Strike $47.50	6,240
38 680,086	Toyota Motor Corp. Put, 08/15/25, Strike $160.00	1,140
		7,380
	Consumer Staples (0.0%)
20 140,140	Oddity Tech Ltd. Call, 10/17/25, Strike $70.00	15,300

See accompanying Notes to Schedule of Investments

11

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Health Care (0.0%)
40 756,080		AbbVie, Inc. Put, 08/15/25, Strike $165.00	$1,700

		Information Technology (0.3%)
9 179,874		Celestica, Inc. Call, 08/15/25, Strike $120.00	72,225
77 1,369,599		NVIDIA Corp. Call, 09/19/25, Strike $150.00	237,160
13 158,873		Shopify, Inc. Call, 08/15/25, Strike $120.00	11,700
23 555,726		Taiwan Semiconductor Manufacturing Company Ltd. Call, 10/17/25, Strike $220.00	70,150
			391,235
		Materials (0.1%)
51 278,664		POSCO Holdings, Inc. Call, 11/21/25, Strike $60.00	11,858
2,088 1,989,864		Vale SA Call, 12/19/25, Strike $11.00	44,892
			56,750
		Other (1.2%)
242 13,673,242		Invesco QQQ Trust Series 1 Put, 11/21/25, Strike $525.00	255,189
177 10,000,677		Invesco QQQ Trust Series 1 Put, 11/21/25, Strike $535.00	220,542
671 8,908,196		iShares Biotechnology ETF Call, 11/21/25, Strike $135.00	395,890
965 8,445,680		iShares MSCI EAFE ETF Put, 12/19/25, Strike $84.00	295,290
113 988,976		iShares MSCI EAFE ETF Put, 08/15/25, Strike $87.00	10,057
558 2,709,648		iShares MSCI Emerging Markets ETF Put, 08/15/25, Strike $48.50	30,411
141 1,038,042		iShares MSCI Japan ETF Put, 08/15/25, Strike $71.00	3,525
445 3,240,045		iShares MSCI South Korea ETF Put, 08/15/25, Strike $72.00	52,287
395 1,399,880		KraneShares CSI China Internet ETF Call, 08/15/25, Strike $36.00	21,133
39 508,170		NetEase, Inc. Call, 09/19/25, Strike $130.00	31,200
280 17,698,240		SPDR® S&P 500® ETF Trust Put, 12/19/25, Strike $510.00	107,240
78 4,930,224		SPDR® S&P 500® ETF Trust Put, 08/15/25, Strike $570.00	3,081
78 4,930,224		SPDR® S&P 500® ETF Trust Put, 11/21/25, Strike $590.00	71,487
			1,497,332
		Total Exchange-Traded Purchased Options (Cost $2,669,107)	2,086,737

TOTAL INVESTMENTS (137.7%) (Cost $160,881,079)			165,976,037

MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-10.8%)			(13,000,000)

LIABILITIES, LESS OTHER ASSETS (-26.9%)			(32,470,079)

NET ASSETS (100.0%)			$120,505,958

Exchange-Traded Written Options (0.0%) #
		Health Care (0.0%)
(40 (756,080	) )	AbbVie, Inc. Call, 11/21/25, Strike $220.00	$(6,540)

		Industrials (0.0%)
(73 (409,092	) )	Flowserve Corp. Call, 10/17/25, Strike $65.00	(5,658)
		Total Exchange-Traded Written Options (Premium $14,860)	$(12,198)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

Restricted Security	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$4,857
Rite Aid Corp.	12/05/2024	4,413
Total		$9,270

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $23,369,626.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

12

Calamos Global Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $237,389.

FOREIGN CURRENCY ABBREVIATIONS
AED	UAE Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

ABBREVIATION
ADR	American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,497,398	$—	$13,497,398
Convertible Bonds	—	33,589,147	—	33,589,147
Bank Loans	—	1,444,820	—	1,444,820
Warrants	1	—	—	1
Common Stocks	57,172,419	53,113,117	—	110,285,536
Preferred Stocks	50,217	—	—	50,217
Exchange-Traded Funds	1,190,948	—	—	1,190,948
Convertible Preferred Stock	3,831,233	—	—	3,831,233
Exchange-Traded Purchased Options	2,086,737	—	—	2,086,737
Total	$64,331,555	$101,644,482	$—	$165,976,037
Liabilities:
Exchange-Traded Written Options	$12,198	$—	$—	$12,198
Total	$12,198	$—	$—	$12,198

CURRENCY EXPOSURE JULY 31, 2025

	Value	% of Total Investments
US Dollar	$103,965,463	62.6%
European Monetary Unit	15,342,761	9.3%
Hong Kong Dollar	8,091,352	4.9%
New Taiwan Dollar	7,928,053	4.8%
South Korean Won	7,619,163	4.6%
Japanese Yen	5,369,861	3.2%
Indian Rupee	4,215,682	2.5%
Canadian Dollar	3,861,671	2.3%
British Pound Sterling	2,825,663	1.7%
Chinese Yuan Renminbi	1,800,259	1.1%
Australian Dollar	1,020,505	0.6%
Brazilian Real	943,378	0.6%
Swiss Franc	845,021	0.5%
UAE Dirham	621,497	0.4%
Mexican Peso	447,846	0.3%
South African Rand	306,103	0.2%
Polish Zloty	190,569	0.1%
Swedish Krona	185,481	0.1%
Thai Baht	177,087	0.1%
Philippine Peso	76,692	0.1%
Israeli Shekel	66,141	—%
Norwegian Krone	63,591	—%
Total Investments	$165,963,839	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

13

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

Asset Backed Security (0.1%)
	Other (0.1%)
145,000	SVC ABS LLC Series 2023-1A, Class C*
	6.700%, 02/20/53
	(Cost $138,113)	$139,541

Corporate Bonds (32.0%)
	Airlines (0.2%)
145,632	Alaska Airlines Pass-Through Trust Series 2020-1, Class A*~
	4.800%, 02/15/29	145,316
35,490	Alaska Airlines Pass-Through Trust Series 2020-1, Class B*
	8.000%, 02/15/27	35,536
163,520	American Airlines Pass-Through Trust Series 2021-1, Class B
	3.950%, 01/11/32	154,505
147,125	British Airways Pass-Through Trust Series 2021-1, Class B*
	3.900%, 03/15/33	140,222
158,612	JetBlue Pass-Through Trust Series 2020-1, Class B
	7.750%, 05/15/30	159,366
		634,945
	Communication Services (2.2%)
225,000	APi Group DE, Inc.*
	4.750%, 10/15/29	217,910
380,000	Bell Telephone Co. of Canada or Bell Canada‡
	7.000%, 09/15/55
	5 yr. CMT + 2.36%	386,186
162,000	Cincinnati Bell Telephone Co. LLC
	6.300%, 12/01/28	158,907
	Clear Channel Outdoor Holdings, Inc.*
105,000	7.500%, 03/15/33	104,770
90,000	7.875%, 04/01/30	92,703
85,000	9.000%, 09/15/28^	89,089
262,000	Consolidated Communications, Inc.*~
	6.500%, 10/01/28	266,336
	CSC Holdings LLC*
400,000	4.625%, 12/01/30	187,564
350,000	4.500%, 11/15/31	233,716
174,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc.*~
	5.875%, 08/15/27	173,099
290,000	Frontier California, Inc.
	6.750%, 05/15/27	295,583
48,000	Frontier Communications Holdings LLC*
	8.750%, 05/15/30	50,357
292,000	Frontier Florida LLC
	6.860%, 02/01/28	304,877
280,000	Frontier North, Inc.
	6.730%, 02/15/28	288,952
165,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc.*~
	3.500%, 03/01/29	155,060
	Gray Media, Inc.*
100,000	5.375%, 11/15/31^	73,943
95,000	7.250%, 08/15/33	94,557
185,000	Hughes Satellite Systems Corp.^
	5.250%, 08/01/26	171,284
	iHeartCommunications, Inc.*
92,000	10.875%, 05/01/30	46,109
62,300	7.750%, 08/15/30	48,827
200,000	LCPR Senior Secured Financing DAC*
	6.750%, 10/15/27	153,664
	Lumen Technologies, Inc.
135,000	7.600%, 09/15/39	115,596
132,750	10.000%, 10/15/32*	135,070
	Paramount Global~
571,000	6.375%, 03/30/62‡
	5 yr. CMT + 4.00%	563,486
180,000	4.900%, 08/15/44	141,901
63,000	Qwest Corp.
	7.250%, 09/15/25	63,066
	Rogers Communications, Inc.‡
470,000	7.125%, 04/15/55
	5 yr. CMT + 2.62%	479,804
320,000	5.250%, 03/15/82*~
	5 yr. CMT + 3.59%	316,688
285,000	7.000%, 04/15/55
	5 yr. CMT + 2.65%	291,917
	Scripps Escrow II, Inc.*
95,000	3.875%, 01/15/29~^	84,446
48,000	5.375%, 01/15/31	35,444
100,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	100,000
95,000	Sinclair Television Group, Inc.*
	8.125%, 02/15/33	97,200
	Sirius XM Radio LLC*
233,000	3.875%, 09/01/31~^	205,678
100,000	5.500%, 07/01/29	98,833
90,000	3.125%, 09/01/26~	88,063
100,000	Telesat Canada/Telesat LLC*
	4.875%, 06/01/27	62,281
	TELUS Corp.‡
255,000	6.625%, 10/15/55
	5 yr. CMT + 2.77%	258,402
170,000	7.000%, 10/15/55
	5 yr. CMT + 2.71%	172,625
	Time Warner Cable LLC
145,000	6.550%, 05/01/37	149,289
70,000	7.300%, 07/01/38~	75,640
82,000	U.S. Cellular Corp.
	6.700%, 12/15/33	86,715
	Univision Communications, Inc.*
95,000	8.500%, 07/31/31	96,608
90,000	8.000%, 08/15/28	92,533
265,000	Vodafone Group PLC~‡
	7.000%, 04/04/79
	5 yr. USD Swap + 4.87%	277,683
		7,682,461
	Consumer Discretionary (3.9%)
280,000	Adams Homes, Inc.*
	9.250%, 10/15/28	290,099
	Adient Global Holdings Ltd.*^
250,000	8.250%, 04/15/31~	261,495
95,000	7.500%, 02/15/33	96,951
	Advance Auto Parts, Inc.*
85,000	7.000%, 08/01/30	85,491
48,000	7.375%, 08/01/33	48,252

See accompanying Notes to Schedule of Investments

1

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
740,000	Aptiv Swiss Holdings Ltd.~‡
	6.875%, 12/15/54
	5 yr. CMT + 3.39%	$746,393
	Ashton Woods USA LLC/Ashton Woods Finance Co.*
167,000	4.625%, 08/01/29	158,964
95,000	6.875%, 08/01/33	94,964
	Bath & Body Works, Inc.
254,000	6.694%, 01/15/27	260,589
145,000	6.875%, 11/01/35~	149,431
35,000	6.625%, 10/01/30*	35,874
	Caesars Entertainment, Inc.*
163,000	6.000%, 10/15/32	157,491
118,000	4.625%, 10/15/29~	111,639
35,000	7.000%, 02/15/30	36,137
	Carnival Corp.*
89,000	4.000%, 08/01/28~	86,509
12,000	7.000%, 08/15/29	12,623
	CCO Holdings LLC/CCO Holdings Capital Corp.*
750,000	4.750%, 03/01/30~	712,792
250,000	4.500%, 08/15/30~	234,150
220,000	6.375%, 09/01/29~	222,136
186,000	4.250%, 02/01/31~	169,848
185,000	5.125%, 05/01/27	183,590
96,000	4.750%, 02/01/32~	88,730
	Churchill Downs, Inc.*
96,000	5.750%, 04/01/30~	95,891
92,000	6.750%, 05/01/31	94,071
	Dana, Inc.
188,000	4.500%, 02/15/32^	183,554
155,000	4.250%, 09/01/30	152,619
	DISH DBS Corp.
88,000	5.125%, 06/01/29	64,594
72,000	7.375%, 07/01/28	55,361
186,000	DISH Network Corp.*
	11.750%, 11/15/27	193,868
200,000	Empire Resorts, Inc.*
	7.750%, 11/01/26	197,668
200,000	Flutter Treasury DAC*
	5.875%, 06/04/31	201,616
190,000	Ford Motor Co.
	6.100%, 08/19/32	190,287
	Ford Motor Credit Co. LLC~
300,000	4.000%, 11/13/30	275,829
270,000	5.113%, 05/03/29	264,138
235,000	7.200%, 06/10/30	247,152
90,000	General Motors Co.~
	5.200%, 04/01/45	78,266
	General Motors Financial Co., Inc.‡
690,000	5.700%, 09/30/30~
	5 yr. CMT + 5.00%	675,924
293,000	6.500%, 09/30/28^
	3 mo. USD LIBOR + 3.44%	288,104
	goeasy Ltd.*
315,000	9.250%, 12/01/28	333,557
161,000	7.625%, 07/01/29	165,946
	Goodyear Tire & Rubber Co.
272,000	5.625%, 04/30/33^	255,511
100,000	5.250%, 07/15/31	95,110
	Group 1 Automotive, Inc.*
115,000	6.375%, 01/15/30	117,490
79,000	4.000%, 08/15/28~	76,240
35,914	JetBlue Pass-Through Trust Series 2019-1, Class B
	8.000%, 05/15/29	36,083
250,000	Kohl's Corp.
	5.550%, 07/17/45	140,797
190,000	Liberty Interactive LLC
	8.250%, 02/01/30	26,266
190,000	Life Time, Inc.*
	6.000%, 11/15/31	191,590
90,000	Light & Wonder International, Inc.*~
	7.500%, 09/01/31	93,879
70,000	Lindblad Expeditions Holdings, Inc.*
	9.000%, 05/15/28	73,018
123,000	Lindblad Expeditions LLC*
	6.750%, 02/15/27	123,396
125,000	M/I Homes, Inc.
	3.950%, 02/15/30	116,614
	Macy's Retail Holdings LLC
230,000	4.300%, 02/15/43	152,260
159,000	6.700%, 07/15/34*	137,129
370,000	MGM Resorts International^
	6.500%, 04/15/32	376,231
242,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.*~
	4.875%, 05/01/29	233,363
	Newell Brands, Inc.
95,000	8.500%, 06/01/28*	99,752
95,000	6.625%, 05/15/32	90,977
90,000	Nordstrom, Inc.~
	5.000%, 01/15/44	61,082
	Patrick Industries, Inc.*
170,000	4.750%, 05/01/29	165,016
95,000	6.375%, 11/01/32	95,055
215,000	Penn Entertainment, Inc.*^
	4.125%, 07/01/29	199,380
265,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.*
	5.625%, 09/01/29	160,245
95,000	QVC, Inc.
	5.450%, 08/15/34	41,766
90,000	Raising Cane's Restaurants LLC*~
	9.375%, 05/01/29	95,137
	Rite Aid Corp.
324,000	0.000%, 11/15/26*@	—
63,397	15.000%, 08/30/31@	317
58,927	0.000%, 10/18/25*	—
46,153	15.000%, 08/30/31@!!	231
21,297	0.000%, 08/30/31*@!!	1,597
20,067	0.000%, 08/30/34	—
190,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.*
	6.625%, 02/01/33	192,031
	Royal Caribbean Cruises Ltd.*
24,000	5.625%, 09/30/31	24,188
23,000	6.250%, 03/15/32	23,606
175,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed*
	4.625%, 03/01/29	165,790
275,000	Six Flags Entertainment Corp.*~^
	7.250%, 05/15/31	280,327

See accompanying Notes to Schedule of Investments

2

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
115,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
	5.250%, 07/15/29	$111,901
117,000	Sonic Automotive, Inc.*^
	4.625%, 11/15/29	112,657
147,000	Speedway Motorsports LLC/Speedway Funding II, Inc.*
	4.875%, 11/01/27	145,570
140,000	Staples, Inc.*
	10.750%, 09/01/29	131,299
190,000	Station Casinos LLC*~
	4.500%, 02/15/28	185,801
185,000	STL Holding Co. LLC*
	8.750%, 02/15/29	192,589
95,000	Under Armour, Inc.*
	7.250%, 07/15/30	97,320
45,000	Viking Cruises Ltd.*
	9.125%, 07/15/31	48,437
95,000	Voyager Parent LLC*
	9.250%, 07/01/32	100,591
190,000	Whirlpool Corp.
	6.500%, 06/15/33	187,443
175,000	ZF North America Capital, Inc.*~
	7.125%, 04/14/30	169,734
		13,427,409
	Consumer Staples (1.0%)
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC*
315,000	4.625%, 01/15/27	312,909
145,000	5.875%, 02/15/28	145,128
185,000	Amneal Pharmaceuticals LLC*
	6.875%, 08/01/32	187,869
92,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.*
	8.375%, 06/15/32	94,940
	Brink's Co.*
100,000	6.500%, 06/15/29	102,479
92,000	6.750%, 06/15/32	94,856
218,000	Central Garden & Pet Co.*
	4.125%, 04/30/31	202,162
213,000	Edgewell Personal Care Co.*~
	4.125%, 04/01/29	201,743
	Energizer Holdings, Inc.*
263,000	4.375%, 03/31/29~	249,637
48,000	6.500%, 12/31/27^	48,720
51,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
	5.750%, 04/01/33	52,315
655,000	Land O' Lakes, Inc.*
	7.000%, 09/18/28	545,340
	MPH Acquisition Holdings LLC*
162,766	6.750%, 03/31/31
	0.75% PIK Rate	126,481
78,641	5.750%, 12/31/30	64,785
	Performance Food Group, Inc.*
191,000	4.250%, 08/01/29~	183,834
48,000	6.125%, 09/15/32	48,829
140,000	Pilgrim's Pride Corp.
	4.250%, 04/15/31	133,869
	Post Holdings, Inc.*
187,000	6.250%, 02/15/32~	190,693
139,000	6.375%, 03/01/33	139,391
182,000	Prestige Brands, Inc.*~
	3.750%, 04/01/31	166,721
140,000	RR Donnelley & Sons Co.*
	9.500%, 08/01/29	143,216
155,000	United Natural Foods, Inc.*~
	6.750%, 10/15/28	154,586
		3,590,503
	Energy (3.7%)
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.*
190,000	6.625%, 10/15/32	193,405
48,000	6.625%, 07/15/33	48,721
	Buckeye Partners LP
140,000	6.750%, 02/01/30*	145,190
135,000	5.850%, 11/15/43	120,353
70,000	6.875%, 07/01/29*	72,090
	Civitas Resources, Inc.*
178,000	8.750%, 07/01/31	180,282
93,000	9.625%, 06/15/33	95,684
135,000	Continental Resources, Inc.
	4.900%, 06/01/44	106,136
150,000	DT Midstream, Inc.*~
	4.125%, 06/15/29	144,607
	Enbridge, Inc.‡
820,000	5.750%, 07/15/80~
	5 yr. CMT + 5.31%	813,325
680,000	7.375%, 01/15/83~
	5 yr. CMT + 3.71%	702,386
430,000	7.200%, 06/27/54
	5 yr. CMT + 2.97%	444,242
137,000	7.375%, 03/15/55
	5 yr. CMT + 3.12%	142,954
233,000	Encino Acquisition Partners Holdings LLC*
	8.750%, 05/01/31	257,742
	Energy Transfer LP‡
435,000	6.500%, 11/15/26~
	5 yr. CMT + 5.69%	437,527
370,000	7.125%, 10/01/54^
	5 yr. CMT + 2.83%	379,716
345,000	8.000%, 05/15/54
	5 yr. CMT + 4.02%	367,956
125,000	7.575%, 11/01/66~
	3 mo. USD Term SOFR + 3.28%	124,748
	Enterprise Products Operating LLC‡
185,000	7.573%, 08/16/77
	3 mo. USD Term SOFR + 3.25%	185,207
135,000	5.250%, 08/16/77~
	3 mo. USD Term SOFR + 3.29%	133,815
	Genesis Energy LP/Genesis Energy Finance Corp.
196,000	8.875%, 04/15/30~	207,446
95,000	8.000%, 05/15/33	98,570
265,000	Gulfport Energy Operating Corp.*
	6.750%, 09/01/29	269,778
185,000	Howard Midstream Energy Partners LLC*
	7.375%, 07/15/32	191,455
190,000	Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.*
	6.875%, 12/01/32	192,145
180,000	Matador Resources Co.*
	6.500%, 04/15/32	180,565

See accompanying Notes to Schedule of Investments

3

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
68,000	Nabors Industries Ltd.*^
	7.500%, 01/15/28	$62,840
198,000	Nabors Industries, Inc.*~
	9.125%, 01/31/30	196,279
140,000	New Fortress Energy, Inc.*^
	6.500%, 09/30/26	49,060
192,000	Oceaneering International, Inc.
	6.000%, 02/01/28	193,382
113,000	ONEOK, Inc.*
	6.500%, 09/01/30	120,646
285,000	Parkland Corp.*
	6.625%, 08/15/32	291,139
	Permian Resources Operating LLC*
181,000	7.000%, 01/15/32	187,199
48,000	6.250%, 02/01/33	48,293
750,000	Plains All American Pipeline LP‡
	8.698%, 08/30/25
	3 mo. USD Term SOFR + 4.37%	752,482
	South Bow Canadian Infrastructure Holdings Ltd.*‡
660,000	7.625%, 03/01/55
	5 yr. CMT + 3.95%	682,216
190,000	7.500%, 03/01/55
	5 yr. CMT + 3.67%	197,490
256,000	Summit Midstream Holdings LLC*
	8.625%, 10/31/29	260,756
95,000	Sunoco LP*
	6.250%, 07/01/33	96,290
310,000	TGNR Intermediate Holdings LLC*~
	5.500%, 10/15/29	302,315
	Transocean, Inc.*
253,600	8.750%, 02/15/30	263,105
180,000	8.250%, 05/15/29	170,212
	Venture Global Calcasieu Pass LLC*~
45,000	4.125%, 08/15/31	41,585
45,000	3.875%, 08/15/29	42,502
	Venture Global LNG, Inc.*
1,093,000	9.000%, 09/30/29‡
	5 yr. CMT + 5.44%	1,093,951
230,000	8.375%, 06/01/31~	237,873
140,000	8.125%, 06/01/28~	145,016
100,000	7.000%, 01/15/30	101,505
90,000	9.875%, 02/01/32~	97,174
90,000	9.500%, 02/01/29~	98,177
	Venture Global Plaquemines LNG LLC*
190,000	6.500%, 01/15/34	195,508
24,000	6.750%, 01/15/36	24,696
190,000	Vital Energy, Inc.
	9.750%, 10/15/30	178,655
145,000	VOC Escrow Ltd.*~
	5.000%, 02/15/28	143,791
203,000	Weatherford International Ltd.*
	8.625%, 04/30/30	208,802
164,000	Wildfire Intermediate Holdings LLC*
	7.500%, 10/15/29	163,485
		12,882,469
	Financials (12.0%)
150,000	Acrisure LLC/Acrisure Finance, Inc.*~
	8.250%, 02/01/29	155,174
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust‡
475,000	6.950%, 03/10/55
	5 yr. CMT + 2.72%	496,290
330,000	6.500%, 01/31/56
	5 yr. CMT + 2.44%	335,132
605,000	Aircastle Ltd.*‡
	5.250%, 06/15/26
	5 yr. CMT + 4.41%	601,479
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer*
190,000	7.375%, 10/01/32	195,472
190,000	6.500%, 10/01/31	193,065
400,000	Allianz SE*‡
	5.600%, 09/03/54
	5 yr. CMT + 2.77%	401,652
360,000	Allstate Corp.‡
	7.526%, 08/15/53
	3 mo. USD Term SOFR + 3.20%	362,203
	Ally Financial, Inc.‡
1,171,000	4.700%, 05/15/26
	5 yr. CMT + 3.87%	1,142,580
740,000	4.700%, 05/15/28
	7 yr. CMT + 3.48%	676,190
199,000	AmWINS Group, Inc.*
	4.875%, 06/30/29	193,430
95,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.*
	7.500%, 07/15/33	95,442
1,025,000	ARES Finance Co. III LLC*‡
	4.125%, 06/30/51
	5 yr. CMT + 3.24%	1,002,983
195,000	AssuredPartners, Inc.*
	5.625%, 01/15/29	194,700
764,000	AXIS Specialty Finance LLC‡
	4.900%, 01/15/40
	5 yr. CMT + 3.19%	735,121
190,000	Azorra Finance Ltd.*
	7.250%, 01/15/31	194,129
185,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance*
	7.125%, 05/15/31	191,096
	Bank of America Corp.‡
675,000	6.625%, 05/01/30
	5 yr. CMT + 2.68%	693,488
646,000	6.125%, 04/27/27~
	5 yr. CMT + 3.23%	653,461
895,000	Bank of New York Mellon Corp.‡
	4.700%, 09/20/25
	5 yr. CMT + 4.36%	894,096
150,000	Beacon Funding Trust*^
	6.266%, 08/15/54	148,511
190,000	Blackstone Mortgage Trust, Inc.*
	7.750%, 12/01/29	201,284
200,000	Boost Newco Borrower LLC*~
	7.500%, 01/15/31	211,590
	BP Capital Markets PLC‡
675,000	4.375%, 09/22/25
	5 yr. CMT + 4.04%	673,967
480,000	4.875%, 03/22/30
	5 yr. CMT + 4.40%	474,000
92,000	Brandywine Operating Partnership LP
	8.875%, 04/12/29	98,930

See accompanying Notes to Schedule of Investments

4

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
142,000	Bread Financial Holdings, Inc.*‡
	8.375%, 06/15/35
	5 yr. CMT + 4.30%	$146,892
330,000	BroadStreet Partners, Inc.*~
	5.875%, 04/15/29	328,020
140,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC*
	4.500%, 04/01/27	136,223
200,000	Burford Capital Global Finance LLC*
	6.875%, 04/15/30	199,748
	Capital One Financial Corp.‡
1,213,000	3.950%, 09/01/26~
	5 yr. CMT + 3.16%	1,186,132
650,000	5.500%, 10/30/27
	3 mo. USD Term SOFR + 3.34%	644,858
	Charles Schwab Corp.~‡
338,000	4.000%, 12/01/30
	10 yr. CMT + 3.08%	309,209
170,000	4.000%, 06/01/26
	5 yr. CMT + 3.17%	167,618
	Citigroup, Inc.‡
956,000	3.875%, 02/18/26
	5 yr. CMT + 3.42%	945,321
350,000	7.625%, 11/15/28
	5 yr. CMT + 3.21%	365,803
345,000	7.200%, 05/15/29
	5 yr. CMT + 2.91%	355,799
335,000	6.875%, 08/15/30^	338,665
330,000	6.950%, 02/15/30
	5 yr. CMT + 2.73%	333,914
290,000	4.000%, 12/10/25
	5 yr. CMT + 3.60%	288,437
	Citizens Financial Group, Inc.‡
830,000	4.000%, 10/06/26
	5 yr. CMT + 3.22%	808,735
365,000	5.650%, 10/06/25
	5 yr. CMT + 5.31%	365,350
	Corebridge Financial, Inc.‡
510,000	6.375%, 09/15/54
	5 yr. CMT + 2.65%	510,117
365,000	6.875%, 12/15/52
	5 yr. CMT + 3.85%	375,757
	Credit Acceptance Corp.*
125,000	9.250%, 12/15/28~	132,304
85,000	6.625%, 03/15/30	86,108
180,000	Cushman & Wakefield U.S. Borrower LLC*
	8.875%, 09/01/31	193,198
500,000	Depository Trust & Clearing Corp.*‡
	3.375%, 06/20/26
	5 yr. CMT + 2.61%	484,940
765,000	Enstar Finance LLC~‡
	5.500%, 01/15/42
	5 yr. CMT + 4.01%	754,122
265,000	Enstar Group Ltd.*‡
	7.500%, 04/01/45
	5 yr. CMT + 3.19%	273,721
1,295,000	Fifth Third Bancorp‡
	4.500%, 09/30/25
	5 yr. CMT + 4.22%	1,293,407
160,000	First Citizens BancShares, Inc.‡
	8.552%, 01/04/27
	3 mo. USD Term SOFR + 4.23%	165,603
	GGAM Finance Ltd.*
210,000	8.000%, 02/15/27	216,455
95,000	5.875%, 03/15/30	95,498
	Goldman Sachs Group, Inc.‡
715,000	7.186%, 02/10/26
	5 yr. CMT + 2.85%	718,739
337,000	4.125%, 11/10/26
	5 yr. CMT + 2.95%	330,381
180,000	7.500%, 05/10/29
	5 yr. CMT + 2.81%	188,602
95,000	HAT Holdings I LLC/HAT Holdings II LLC*
	8.000%, 06/15/27	98,567
	HUB International Ltd.*~
276,000	5.625%, 12/01/29	274,394
137,000	7.375%, 01/31/32	142,747
	Huntington Bancshares, Inc.‡
765,000	4.450%, 10/15/27~
	7 yr. CMT + 4.05%	753,387
395,000	5.625%, 07/15/30
	10 yr. CMT + 4.95%	403,694
285,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	283,735
	Jefferies Finance LLC/JFIN Co-Issuer Corp.*
235,000	5.000%, 08/15/28~	226,869
200,000	6.625%, 10/15/31	199,330
1,300,000	JPMorgan Chase & Co.~‡
	3.650%, 06/01/26
	5 yr. CMT + 2.85%	1,280,955
680,000	KeyCorp~‡
	5.000%, 09/15/26
	3 mo. USD Term SOFR + 3.87%	672,085
	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.*
116,000	7.000%, 07/15/31	121,547
112,000	4.750%, 06/15/29~	108,853
	Level 3 Financing, Inc.*
136,580	10.000%, 10/15/32	137,796
90,000	3.875%, 10/15/30	78,060
1,284,000	Liberty Mutual Group, Inc.*~‡
	4.125%, 12/15/51
	5 yr. CMT + 3.32%	1,251,515
	M&T Bank Corp.‡
200,000	7.304%, 02/01/26
	5 yr. CMT + 3.17%	202,014
200,000	5.125%, 11/01/26~
	3 mo. USD Term SOFR + 3.78%	198,936
185,000	Macquarie Airfinance Holdings Ltd.*~
	8.125%, 03/30/29	193,173
538,000	MetLife, Inc.
	6.400%, 12/15/66	560,644
95,000	Newmark Group, Inc.
	7.500%, 01/12/29	100,943
250,000	Northern Trust Corp.‡
	4.600%, 10/01/26
	3 mo. USD Term SOFR + 3.46%	248,040
	OneMain Finance Corp.
130,000	3.875%, 09/15/28~	124,064
90,000	7.500%, 05/15/31	93,876
180,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer*
	7.000%, 02/01/30	184,570

See accompanying Notes to Schedule of Investments

5

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
938,000	PartnerRe Finance B LLC~‡
	4.500%, 10/01/50
	5 yr. CMT + 3.82%	$875,473
	PNC Financial Services Group, Inc.‡
735,000	3.400%, 09/15/26
	5 yr. CMT + 2.60%	709,789
360,000	6.200%, 09/15/27^
	5 yr. CMT + 3.24%	365,159
165,000	6.000%, 05/15/27~
	5 yr. CMT + 3.00%	165,650
238,000	Provident Funding Associates LP/PFG Finance Corp.*
	9.750%, 09/15/29	249,467
185,000	RHP Hotel Properties LP/RHP Finance Corp.*
	6.500%, 04/01/32	189,203
	Rocket Cos., Inc.*
143,000	6.375%, 08/01/33	145,970
96,000	6.125%, 08/01/30	97,458
183,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.*~
	3.875%, 03/01/31	168,904
140,000	Saks Global Enterprises LLC*
	11.000%, 12/15/29	33,163
150,000	Service Properties Trust
	8.375%, 06/15/29	155,918
	Starwood Property Trust, Inc.*
190,000	6.000%, 04/15/30	192,018
95,000	6.500%, 07/01/30	97,804
340,000	State Street Corp.‡^
	6.700%, 09/15/29
	5 yr. CMT + 2.63%	354,039
45,000	Stonex Escrow Issuer LLC*
	6.875%, 07/15/32	45,865
230,000	StoneX Group, Inc.*
	7.875%, 03/01/31	242,254
190,000	TrueNoord Capital DAC*
	8.750%, 03/01/30	197,051
	Truist Financial Corp.~‡
685,000	4.950%, 09/01/25
	5 yr. CMT + 4.61%	684,246
530,000	6.669%, 09/01/25
	5 yr. CMT + 3.00%	530,917
256,000	5.100%, 03/01/30
	10 yr. CMT + 4.35%	252,626
	U.S. Bancorp‡
655,000	5.300%, 04/15/27~
	3 mo. USD Term SOFR + 3.18%	653,644
175,000	3.700%, 01/15/27
	5 yr. CMT + 2.54%	168,791
	United Wholesale Mortgage LLC*~
221,000	5.500%, 04/15/29	216,370
90,000	5.750%, 06/15/27	90,096
	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC*
93,000	10.500%, 02/15/28	98,362
90,000	6.500%, 02/15/29~	87,633
92,000	VFH Parent LLC/Valor Co-Issuer, Inc.*
	7.500%, 06/15/31	95,801
	Wells Fargo & Co.‡
1,215,000	7.625%, 09/15/28~
	5 yr. CMT + 3.61%	1,299,406
1,213,000	3.900%, 03/15/26
	5 yr. CMT + 3.45%	1,201,913
190,000	XHR LP*
	6.625%, 05/15/30	193,278
		41,753,203
	Health Care (1.0%)
95,000	Acadia Healthcare Co., Inc.*^
	7.375%, 03/15/33	97,926
	CHS/Community Health Systems, Inc.*
377,000	6.125%, 04/01/30~	267,425
137,000	10.875%, 01/15/32~	143,793
108,000	6.875%, 04/15/29	84,785
24,000	5.250%, 05/15/30	21,028
	DaVita, Inc.*
222,000	3.750%, 02/15/31~	201,536
197,000	4.625%, 06/01/30~	188,172
182,000	6.875%, 09/01/32	187,338
	Embecta Corp.*
144,000	5.000%, 02/15/30~^	130,669
48,000	6.750%, 02/15/30	46,257
	Encompass Health Corp.~
100,000	4.750%, 02/01/30	97,790
100,000	4.500%, 02/01/28	98,569
107,000	IQVIA, Inc.*
	6.250%, 06/01/32	109,803
200,000	Jazz Securities DAC*~
	4.375%, 01/15/29	193,622
	Medline Borrower LP*~
233,000	5.250%, 10/01/29	228,687
230,000	3.875%, 04/01/29	219,438
24,000	Medline Borrower LP/Medline Co-Issuer, Inc.*
	6.250%, 04/01/29	24,532
350,000	Organon & Co./Organon Foreign Debt Co-Issuer BV*^
	5.125%, 04/30/31	302,953
470,000	Tenet Healthcare Corp.
	6.875%, 11/15/31	501,128
230,000	Teva Pharmaceutical Finance Netherlands III BV^
	5.125%, 05/09/29	230,129
		3,375,580
	Industrials (2.0%)
185,000	AAR Escrow Issuer LLC*
	6.750%, 03/15/29	190,006
220,000	ACCO Brands Corp.*~
	4.250%, 03/15/29	195,010
	Air Lease Corp.‡
810,000	4.650%, 06/15/26
	5 yr. CMT + 4.08%	803,763
485,000	4.125%, 12/15/26
	5 yr. CMT + 3.15%	474,757
	Arcosa, Inc.*
108,000	4.375%, 04/15/29	104,226
95,000	6.875%, 08/15/32	98,288
794,622	ARD Finance SA*
	6.500%, 06/30/27
	7.250% PIK rate	59,350
	Bombardier, Inc.*
90,000	8.750%, 11/15/30~	97,003
70,000	7.000%, 06/01/32	72,549
56,000	7.250%, 07/01/31	58,501
46,000	6.750%, 06/15/33	47,534

See accompanying Notes to Schedule of Investments

6

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
9,000	7.875%, 04/15/27	$9,038
191,000	BWX Technologies, Inc.*
	4.125%, 04/15/29	183,576
290,000	Cascades, Inc./Cascades USA, Inc.*
	6.750%, 07/15/30	289,751
48,000	Delta Air Lines, Inc./SkyMiles IP Ltd.*~
	4.750%, 10/20/28	48,068
	Deluxe Corp.*
245,000	8.000%, 06/01/29	235,416
50,000	8.125%, 09/15/29	51,435
	EnerSys*
90,000	6.625%, 01/15/32	92,552
85,000	4.375%, 12/15/27	83,564
	EquipmentShare.com, Inc.*
72,000	8.000%, 03/15/33	75,275
70,000	8.625%, 05/15/32	74,557
183,000	Graham Packaging Co., Inc.*~
	7.125%, 08/15/28	182,715
88,000	Graphic Packaging International LLC*
	3.500%, 03/01/29	82,789
203,000	Great Lakes Dredge & Dock Corp.*
	5.250%, 06/01/29	192,639
	Herc Holdings, Inc.*
95,000	7.250%, 06/15/33	98,490
95,000	7.000%, 06/15/30	98,196
92,000	6.625%, 06/15/29	94,260
	JELD-WEN, Inc.*
139,000	7.000%, 09/01/32	104,561
50,000	4.875%, 12/15/27^	47,459
305,000	Ken Garff Automotive LLC*
	4.875%, 09/15/28	297,250
107,000	Moog, Inc.*~
	4.250%, 12/15/27	104,697
172,000	Novelis Corp.*~
	4.750%, 01/30/30	164,963
190,000	Quikrete Holdings, Inc.*
	6.375%, 03/01/32	195,088
	Sealed Air Corp.*
48,000	5.000%, 04/15/29	47,337
45,000	6.500%, 07/15/32^	46,420
	Sealed Air Corp./Sealed Air Corp. U.S.*
144,000	6.125%, 02/01/28~	145,479
50,000	7.250%, 02/15/31	52,005
98,000	Sensata Technologies, Inc.*~
	3.750%, 02/15/31	89,410
	Standard Building Solutions, Inc.*
95,000	6.250%, 08/01/33	95,957
50,000	6.500%, 08/15/32	51,095
195,000	Stanley Black & Decker, Inc.‡
	6.707%, 03/15/60
	5 yr. CMT + 2.66%	190,084
	TransDigm, Inc.*
195,000	6.875%, 12/15/30~	202,270
140,000	6.750%, 08/15/28~	142,948
70,000	7.125%, 12/01/31~	72,957
44,000	6.625%, 03/01/32	45,291
49,288	United Airlines Pass-Through Trust Series 2019-2, Class B
	3.500%, 11/01/29	47,805
106,000	Wabash National Corp.*
	4.500%, 10/15/28	95,036
188,000	Waste Pro USA, Inc.*
	7.000%, 02/01/33	195,281
	Williams Scotsman, Inc.*
107,000	4.625%, 08/15/28~	105,315
90,000	7.375%, 10/01/31~	94,011
75,000	6.625%, 06/15/29	77,002
		6,803,029
	Information Technology (0.7%)
95,000	CACI International, Inc.*
	6.375%, 06/15/33	97,359
112,000	Coherent Corp.*~
	5.000%, 12/15/29	109,687
96,000	Dun & Bradstreet Corp.*
	5.000%, 12/15/29	98,271
	Fair Isaac Corp.*
71,000	6.000%, 05/15/33	71,482
56,000	4.000%, 06/15/28~	54,148
210,000	KBR, Inc.*
	4.750%, 09/30/28	202,751
	NCL Corp. Ltd.*
95,000	6.750%, 02/01/32	97,643
93,000	8.125%, 01/15/29~	97,853
143,000	ON Semiconductor Corp.*~
	3.875%, 09/01/28	138,122
90,000	Open Text Corp.*~
	6.900%, 12/01/27	92,962
72,000	Open Text Holdings, Inc.*~
	4.125%, 12/01/31	65,624
161,000	Playtika Holding Corp.*~
	4.250%, 03/15/29	147,719
265,000	TTM Technologies, Inc.*~
	4.000%, 03/01/29	252,582
	Twilio, Inc.~
130,000	3.625%, 03/15/29	123,214
47,000	3.875%, 03/15/31	43,713
69,000	UKG, Inc.*~
	6.875%, 02/01/31	70,962
255,000	Viavi Solutions, Inc.*
	3.750%, 10/01/29	236,523
185,000	Zebra Technologies Corp.*
	6.500%, 06/01/32	189,730
220,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.*~
	3.875%, 02/01/29	206,956
		2,397,301
	Materials (1.0%)
190,000	Avient Corp.*
	6.250%, 11/01/31	190,851
190,000	Capstone Copper Corp.*
	6.750%, 03/31/33	193,616
95,000	Celanese U.S. Holdings LLC
	6.879%, 07/15/32	98,398
188,000	Century Aluminum Co.*
	6.875%, 08/01/32	189,974
	Chemours Co.*
160,000	8.000%, 01/15/33	148,973
140,000	4.625%, 11/15/29	118,791
345,000	Clearwater Paper Corp.*
	4.750%, 08/15/28	325,601
140,000	Cleveland-Cliffs, Inc.*^
	7.000%, 03/15/32	136,685
250,000	Constellium SE*^
	6.375%, 08/15/32	253,505

See accompanying Notes to Schedule of Investments

7

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
625,000	FMC Corp.‡
	8.450%, 11/01/55
	5 yr. CMT + 4.37%	$646,906
190,000	JW Aluminum Continuous Cast Co.*
	10.250%, 04/01/30	196,956
185,000	Knife River Corp.*
	7.750%, 05/01/31	194,328
	Mercer International, Inc.
199,000	5.125%, 02/01/29~	160,491
90,000	12.875%, 10/01/28*	90,848
200,000	OCI NV*
	6.700%, 03/16/33	222,768
80,000	Silgan Holdings, Inc.~
	4.125%, 02/01/28	77,753
190,000	Terex Corp.*
	6.250%, 10/15/32	190,425
81,600	Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC*
	7.625%, 05/03/29	47,625
		3,484,494
	Other (0.9%)
250,000	1261229 BC Ltd.*
	10.000%, 04/15/32	254,695
200,000	Alumina Pty. Ltd.*
	6.375%, 09/15/32	202,996
73,742	Claritev Corp.*
	6.750%, 03/31/31
	0.75% PIK Rate	53,876
	EchoStar Corp.
276,080	10.750%, 11/30/29	291,300
189,587	6.750%, 11/30/30
	6.75% Cash or PIK	179,918
675,000	Everest Reinsurance Holdings, Inc.‡
	6.973%, 05/01/67
	3 mo. USD Term SOFR + 2.65%	652,927
90,000	Gen Digital, Inc.*
	6.750%, 09/30/27	91,618
92,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC*
	8.250%, 04/15/30	95,385
190,000	New Gold, Inc.*
	6.875%, 04/01/32	195,178
175,000	Nissan Motor Acceptance Co. LLC*
	7.050%, 09/15/28	180,327
190,000	Olin Corp.*
	6.625%, 04/01/33	185,127
430,000	Reinsurance Group of America, Inc.‡
	6.650%, 09/15/55
	5 yr. CMT + 2.39%	430,563
190,000	Rfna LP*
	7.875%, 02/15/30	193,762
190,000	Stonepeak Nile Parent LLC*
	7.250%, 03/15/32	199,688
		3,207,360
	Real Estate (0.1%)
95,000	Forestar Group, Inc.*
	6.500%, 03/15/33	95,480
125,000	Global Net Lease, Inc.*~
	4.500%, 09/30/28	120,567
283,000	Global Net Lease, Inc./Global Net Lease Operating Partnership LP*
	3.750%, 12/15/27	270,483
		486,530
	Special Purpose Acquisition Companies (0.1%)
46,000	Clydesdale Acquisition Holdings, Inc.*
	6.750%, 04/15/32	47,122
	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.*~
185,000	6.750%, 01/15/30	174,215
96,000	4.625%, 01/15/29	91,311
		312,648
	Utilities (3.2%)
	AES Corp.‡
264,000	7.600%, 01/15/55
	5 yr. CMT + 3.20%	267,693
70,000	6.950%, 07/15/55
	5 yr. CMT + 2.89%	67,626
520,000	Algonquin Power & Utilities Corp.‡
	4.750%, 01/18/82
	5 yr. CMT + 3.25%	506,126
	American Electric Power Co., Inc.‡
200,000	3.875%, 02/15/62
	5 yr. CMT + 2.68%	193,258
170,000	7.050%, 12/15/54^
	5 yr. CMT + 2.75%	177,927
170,000	6.950%, 12/15/54
	5 yr. CMT + 2.68%	179,641
	CenterPoint Energy, Inc.‡
175,000	6.850%, 02/15/55^
	5 yr. CMT + 2.95%	182,714
120,000	7.000%, 02/15/55
	5 yr. CMT + 3.25%	125,431
470,000	CMS Energy Corp.~‡
	4.750%, 06/01/50
	5 yr. CMT + 4.12%	455,477
	Dominion Energy, Inc.‡
440,000	6.625%, 05/15/55
	5 yr. CMT + 2.21%	451,475
338,000	6.875%, 02/01/55
	5 yr. CMT + 2.39%	353,842
287,000	4.350%, 01/15/27~
	5 yr. CMT + 3.20%	281,934
	Duke Energy Corp.‡
865,000	6.450%, 09/01/54
	5 yr. CMT + 2.59%	890,760
273,000	3.250%, 01/15/82~^
	5 yr. CMT + 2.32%	262,304
480,000	Emera, Inc.~‡
	6.750%, 06/15/76
	3 mo. USD LIBOR + 5.44%	484,282
585,000	Entergy Corp.‡
	7.125%, 12/01/54
	5 yr. CMT + 2.67%	607,136
480,000	Evergy, Inc.‡
	6.650%, 06/01/55
	5 yr. CMT + 2.56%	485,381

See accompanying Notes to Schedule of Investments

8

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	National Rural Utilities Cooperative Finance Corp.‡
567,000	7.125%, 09/15/53
	5 yr. CMT + 3.53%	$594,465
325,000	5.250%, 04/20/46
	3 mo. USD LIBOR + 3.63%	324,109
	NextEra Energy Capital Holdings, Inc.‡
345,000	6.700%, 09/01/54
	5 yr. CMT + 2.36%	356,271
344,000	3.800%, 03/15/82~
	5 yr. CMT + 2.55%	331,310
340,000	6.750%, 06/15/54
	5 yr. CMT + 2.46%	354,909
484,000	NiSource, Inc.‡
	6.950%, 11/30/54
	5 yr. CMT + 2.45%	503,505
314,000	PPL Capital Funding, Inc.‡
	7.222%, 03/30/67
	3 mo. USD Term SOFR + 2.93%	312,276
	Sempra‡
490,000	4.875%, 10/15/25~
	5 yr. CMT + 4.55%	488,501
170,000	6.400%, 10/01/54^
	5 yr. CMT + 2.63%	164,620
	Southern Co.~‡
928,000	4.000%, 01/15/51
	5 yr. CMT + 3.73%	924,084
160,000	3.750%, 09/15/51
	5 yr. CMT + 2.92%	157,835
	Vistra Corp.*‡
225,000	7.000%, 12/15/26
	5 yr. CMT + 5.74%	227,399
185,000	8.000%, 10/15/26
	5 yr. CMT + 6.93%	188,961
		10,901,252
	Total Corporate Bonds
	(Cost $111,163,650)	110,939,184

Bank Loans (3.9%) ¡
	Airlines (0.1%)
123,438	Air Canada‡
	6.353%, 03/21/31
	1 mo. USD Term SOFR + 2.00%	123,592
111,875	United Airlines, Inc.‡
	6.351%, 02/22/31
	1 mo. USD Term SOFR + 2.00%	112,448
		236,040
	Communication Services (0.4%)
286,710	APi Group DE, Inc.‡
	6.106%, 01/03/29
	1 mo. USD Term SOFR + 1.75%	286,811
74,603	Audacy Capital Corp.‡
	10.471%, 10/01/29
	1 mo. USD Term SOFR + 6.00%	61,641
8,328	Audacy Capital Corp.‡
	11.471%, 10/02/28
	1 mo. USD Term SOFR + 7.00%	8,307
89,092	Cincinnati Bell, Inc.‡
	7.106%, 11/22/28
	1 mo. USD Term SOFR + 2.75%	89,354
110,330	Clear Channel Outdoor Holdings, Inc.‡
	8.471%, 08/23/28
	1 mo. USD Term SOFR + 4.00%	110,320
166,300	CSC Holdings LLC‡
	9.000%, 04/15/27
	3 mo. U.S. (Fed) Prime Rate + 1.50%	164,049
71,291	DirecTV Financing LLC‡
	9.820%, 08/02/29
	3 mo. USD Term SOFR + 5.25%	70,835
43,402	DirecTV Financing LLC‡
	9.570%, 08/02/27
	3 mo. USD Term SOFR + 5.00%	43,581
3,605	Gray Television, Inc.‡
	9.579%, 06/04/29
	1 mo. USD Term SOFR + 5.25%	3,614
99,750	Sinclair Television Group, Inc.‡
	7.870%, 12/31/29
	3 mo. USD Term SOFR + 3.30%	93,167
180,000	Telesat Canada‡
	7.344%, 12/07/26
	3 mo. USD Term SOFR + 2.75%	114,879
228,387	TripAdvisor, Inc.‡
	7.106%, 07/08/31
	1 mo. USD Term SOFR + 2.75%	226,674
		1,273,232

	Consumer Discretionary (0.6%)
106,982	American Airlines, Inc.‡
	6.576%, 04/20/28
	3 mo. USD Term SOFR + 2.25%	106,688
104,738	American Airlines, Inc.‡
	7.576%, 05/28/32
	3 mo. USD Term SOFR + 3.25%	105,588
118,052	American Axle & Manufacturing, Inc.‡
	7.346%, 12/13/29
	1 mo. USD Term SOFR + 3.00%	118,127
65,948	American Axle & Manufacturing, Inc.‡
	7.053%, 12/13/29
	6 mo. USD Term SOFR + 3.00%	65,989
60,000	Beach Acquisition Bidco LLC!
	0.000%, 06/25/32	60,450
90,000	Boots Group Bidco Ltd.!
	0.000%, 07/16/32	90,057
111,296	Caesars Entertainment, Inc.‡
	6.606%, 02/06/30
	1 mo. USD Term SOFR + 2.25%	111,377
114,425	Chinos Intermediate Holdings A, Inc.‡
	10.308%, 09/26/31
	3 mo. USD Term SOFR + 6.00%	97,404
220,000	Clarios Global LP‡
	7.106%, 01/28/32
	1 mo. USD Term SOFR + 2.75%	220,320
25,000	Flutter Financing BV‡
	6.296%, 06/04/32
	3 mo. USD Term SOFR + 2.00%	25,042
189,050	Life Time Fitness, Inc.‡
	6.577%, 11/05/31
	1 mo. USD Term SOFR + 2.25%	189,684

See accompanying Notes to Schedule of Investments

9

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
195,034	Light & Wonder International, Inc.‡
	6.593%, 04/14/29
	1 mo. USD Term SOFR + 2.25%	$195,716
79,200	Peloton Interactive, Inc.‡
	9.833%, 05/30/29
	3 mo. USD Term SOFR + 5.50%	80,655
307,843	PetSmart, Inc.‡
	8.206%, 02/11/28
	1 mo. USD Term SOFR + 3.75%	307,651
177,750	Station Casinos LLC‡
	6.356%, 03/14/31
	1 mo. USD Term SOFR + 2.00%	178,151
182,128	Windsor Holdings III LLC‡
	7.103%, 08/01/30
	1 mo. USD Term SOFR + 2.75%
		182,499
		2,135,398
	Consumer Staples (0.7%)
621,398	Amneal Pharmaceuticals LLC‡
	9.856%, 05/04/28
	1 mo. USD Term SOFR + 5.50%	633,825
202,800	Amneal Pharmaceuticals LLC!
	0.000%, 07/23/32	203,264
100,000	Avis Budget Car Rental LLC‡
	6.856%, 07/16/32
	1 mo. USD Term SOFR + 2.50%	99,672
138,950	B&G Foods, Inc.‡
	7.856%, 10/10/29
	1 mo. USD Term SOFR + 3.50%	128,905
30,000	Bausch & Lomb Corp.‡
	8.606%, 01/15/31
	1 mo. USD Term SOFR + 4.25%	30,165
118,000	Bausch Health Cos., Inc.‡
	10.606%, 10/08/30
	1 mo. USD Term SOFR + 6.25%	115,926
16,974	MPH Acquisition Holdings LLC‡
	8.058%, 12/31/30
	3 mo. USD Term SOFR + 3.75%	16,932
185,000	Opal Bidco SAS!
	0.000%, 04/28/32	186,030
298,548	Organon & Co.‡
	6.599%, 05/19/31
	1 mo. USD Term SOFR + 2.25%	288,722
232,311	Star Parent, Inc.‡
	8.296%, 09/27/30
	3 mo. USD Term SOFR + 4.00%	230,036
190,000	Team Health Holdings, Inc.!
	0.000%, 06/23/28	190,238
87,620	United Natural Foods, Inc.‡
	9.106%, 05/01/31
	1 mo. USD Term SOFR + 4.75%	88,434
184,535	Veritiv Corp.‡
	8.296%, 11/30/30
	3 mo. USD Term SOFR + 4.00%	185,516
		2,397,665
	Energy (0.1%)
143,640	New Fortress Energy, Inc.‡
	9.808%, 10/30/28
	3 mo. USD Term SOFR + 5.50%	67,331
279,258	Par Petroleum LLC‡
	8.029%, 02/28/30
	3 mo. USD Term SOFR + 3.75%	279,403
		346,734
	Financials (0.6%)
140,000	Acrisure LLC‡
	7.606%, 06/21/32
	1 mo. USD Term SOFR + 3.25%	140,525
275,000	Advisor Group, Inc.!
	0.000%, 07/16/32	275,430
242,134	Advisor Group, Inc.‡
	7.856%, 08/17/28
	1 mo. USD Term SOFR + 3.50%	242,676
132,986	Amynta Agency Borrower, Inc.‡
	7.082%, 12/29/31
	3 mo. USD Term SOFR + 2.75%	133,202
222,188	AssuredPartners, Inc.‡
	7.858%, 02/14/31
	1 mo. USD Term SOFR + 3.50%	222,892
98,752	Broadstreet Partners, Inc.‡
	7.106%, 06/13/31
	1 mo. USD Term SOFR + 2.75%	98,937
20,000	Broadstreet Partners, Inc.!
	0.000%, 06/13/31	20,038
180,000	CFC Bidco 2022 Ltd.‡
	8.041%, 05/30/32
	3 mo. USD Term SOFR + 3.75%	180,113
238,800	Dragon Buyer, Inc.‡
	7.296%, 09/30/31
	3 mo. USD Term SOFR + 3.00%	239,460
152,111	HUB International Ltd.‡
	6.826%, 06/20/30
	3 mo. USD Term SOFR + 2.50%	152,471
137,900	Iron Mountain, Inc.‡
	6.356%, 01/31/31
	1 mo. USD Term SOFR + 2.00%	138,101
139,790	Jazz Financing Lux SARL‡
	6.606%, 05/05/28
	1 mo. USD Term SOFR + 2.25%	140,501
185,000	Level 3 Financing, Inc.‡
	8.606%, 03/27/32
	1 mo. USD Term SOFR + 4.25%	186,922
		2,171,268
	Health Care (0.2%)
297,750	DaVita, Inc.‡
	6.106%, 05/09/31
	1 mo. USD Term SOFR + 1.75%	298,521
204,672	Padagis LLC‡
	9.290%, 07/06/28
	3 mo. USD Term SOFR + 4.75%	187,276
		485,797
	Industrials (0.5%)
179,988	ACProducts, Inc.‡
	8.807%, 05/17/28
	3 mo. USD Term SOFR + 4.25%	136,622
140,000	Chamberlain Group, Inc.!
	0.000%, 07/22/32	140,116
185,000	ECO Material Tech, Inc.‡
	7.467%, 02/12/32
	6 mo. USD Term SOFR + 3.25%	185,925
185,000	EMRLD Borrower LP!
	0.000%, 08/04/31	185,347
69,475	EMRLD Borrower LP‡
	6.856%, 08/04/31
	1 mo. USD Term SOFR + 2.50%	69,605

See accompanying Notes to Schedule of Investments

10

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
183,150	MI Windows & Doors LLC‡
	7.106%, 03/28/31
	1 mo. USD Term SOFR + 2.75%	$183,631
184,538	Quikrete Holdings, Inc.‡
	6.606%, 02/10/32
	1 mo. USD Term SOFR + 2.25%	184,607
34,000	Qxo, Inc.‡
	7.296%, 04/30/32
	3 mo. USD Term SOFR + 3.00%	34,333
375,754	TransDigm, Inc.‡
	6.796%, 02/28/31
	3 mo. USD Term SOFR + 2.50%	377,290
296,261	Vertiv Group Corp.‡
	6.072%, 03/02/27
	1 mo. USD Term SOFR + 1.75%	296,408
		1,793,884
	Information Technology (0.4%)
239,974	Boxer Parent Co., Inc.‡
	7.333%, 07/30/31
	3 mo. USD Term SOFR + 3.00%	240,255
222,600	Camelot U.S. Acquisition LLC‡
	7.106%, 01/31/31
	1 mo. USD Term SOFR + 2.75%	222,795
146,414	Coherent Corp.‡
	6.356%, 07/02/29
	1 mo. USD Term SOFR + 2.00%	147,000
171,116	Dun & Bradstreet Corp.‡
	6.603%, 01/18/29
	1 mo. USD Term SOFR + 2.25%	171,239
280,000	Rocket Software, Inc.!
	0.000%, 11/28/28	281,029
160,807	SS&C Technologies, Inc.‡
	6.356%, 05/09/31
	1 mo. USD Term SOFR + 2.00%	161,536
99,000	UKG, Inc.‡
	6.810%, 02/10/31
	3 mo. USD Term SOFR + 2.50%	99,102
		1,322,956
	Materials (0.2%)
296,986	Axalta Coating Systems U.S. Holdings, Inc.‡
	6.046%, 12/20/29
	3 mo. USD Term SOFR + 1.75%	298,300
296,373	Ineos U.S. Finance LLC‡
	7.606%, 02/18/30
	1 mo. USD Term SOFR + 3.25%	276,089
132,133	Trinseo Materials Operating SCA‡
	7.090%, 05/03/28
	3 mo. USD Term SOFR + 2.50%	57,203
185,424	W.R. Grace & Co.-Conn.‡
	7.546%, 09/22/28
	3 mo. USD Term SOFR + 3.25%	185,829
		817,421
	Other (0.0%)
95,000	Windstream Services LLC‡
	9.206%, 10/01/31
	1 mo. USD Term SOFR + 4.75%	95,594
	Special Purpose Acquisition Companies (0.1%)
81,333	Clydesdale Acquisition Holdings, Inc.‡
	7.531%, 04/13/29
	1 mo. USD Term SOFR + 3.18%	81,394
43,538	Fertitta Entertainment LLC‡
	7.601%, 01/27/29
	1 mo. USD Term SOFR + 3.25%	43,624
175,050	Patagonia Holdco LLC‡
	10.048%, 08/01/29
	3 mo. USD Term SOFR + 5.75%	146,303
		271,321
	Total Bank Loans
	(Cost $13,559,939)	13,347,310

U.S. Government and Agency Securities (0.5%)
	Financials (0.2%)
	CoBank ACB‡
500,000	7.250%, 07/01/29
	5 yr. CMT + 2.88%	515,771
250,000	7.125%, 01/01/30
	5 yr. CMT + 2.82%	259,804
		775,575
	Other (0.3%)
	Farm Credit Bank of Texas‡
500,000	7.750%, 06/15/29
	5 yr. CMT + 3.29%	519,480
500,000	7.000%, 09/15/30
	5 yr. CMT + 3.01%	508,383
		1,027,863
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $1,755,068)	1,803,438

NUMBER OF
SHARES		VALUE

Preferred Stocks (2.1%)
	Communication Services (0.6%)
	AT&T, Inc.µ
18,155	4.750%, 08/30/25	$354,022
5,425	5.350%, 11/01/66	125,751
41,572	Qwest Corp.
	6.500%, 09/01/56	823,126
	Telephone & Data Systems, Inc.
16,781	6.000%, 09/30/26	309,442
1,523	6.625%, 03/31/26	32,288
	U.S. Cellular Corp.
15,378	5.500%, 03/01/70	340,930
8,265	6.250%, 09/01/69	211,171
1,418	5.500%, 06/01/70	31,848
		2,228,578
	Consumer Discretionary (0.1%)
	Ford Motor Co.µ
5,800	6.200%, 06/01/59	130,848
5,136	6.500%, 08/15/62	121,158
3,615	Guitar Center, Inc.#	54,225
4,620	QVC Group, Inc.^
	8.000%, 03/15/31	25,641
9,600	QVC, Inc.
	6.250%, 11/26/68	84,576
		416,448

See accompanying Notes to Schedule of Investments

11

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES			VALUE
		Financials (1.0%)
		Affiliated Managers Group, Inc.µ
12,587		6.750%, 03/30/64	$305,864
3,100		5.875%, 03/30/59	65,937
		Annaly Capital Management, Inc.
15,560		~‡µ9.555%, 08/30/25
		3 mo. USD Term SOFR + 5.25%	403,938
6,750		#8.875%, 09/30/30	168,750
19,376		Arch Capital Group Ltd.µ
		4.550%, 06/11/26	337,143
5,295		Capital One Financial Corp.µ
		4.800%, 09/01/25	99,175
25,150		CNO Financial Group, Inc.µ
		5.125%, 11/25/60	494,449
7,393		Cullen/Frost Bankers, Inc.µ
		4.450%, 12/15/25	128,490
8,134		First Citizens BancShares, Inc.
		5.625%, 01/04/27	189,522
3,050		KeyCorpµ
		5.625%, 09/15/25	67,466
1,600		Northern Trust Corp.µ
		4.700%, 10/01/25	32,320
7,550		RenaissanceRe Holdings Ltd.µ
		5.750%, 08/30/25	166,478
14,526		Selective Insurance Group, Inc.µ
		4.600%, 12/15/25	252,752
7,000		UMB Financial Corp.^µ#
		7.750%, 07/15/30
		5 yr. CMT + 3.74%	183,400
6,480		W.R. Berkley Corp.µ
		5.100%, 12/30/59	129,017
13,600		Wintrust Financial Corp.µ
		7.875%, 07/15/30
		5 yr. CMT + 3.88%	356,320
			3,381,021
		Real Estate (0.3%)
		Brookfield Property Partners LPµ
20,567		5.750%, 08/30/25	266,960
10,775		6.375%, 08/30/25	153,328
3,651		EPR Propertiesµ
		5.750%, 08/30/25	76,342
		Global Net Lease, Inc.
10,091		7.500%, 08/30/25	233,102
4,771		6.875%, 08/30/25	101,813
4,681		Kimco Realty Corp.µ
		5.250%, 08/30/25	97,693
			929,238
		Utilities (0.1%)
14,975		Brookfield Renewable Partners LP
		5.250%, 08/25/25	279,134
6,700		DTE Energy Co.µ
		5.250%, 12/01/77	151,353
			430,487
		Total Preferred Stocks
		(Cost $8,310,144)	7,385,772

Common Stocks (79.3%)
		Communication Services (6.0%)
73,000		Alphabet, Inc. - Class Aµ	14,008,700
3,935		Altice USA, Inc. - Class A#	10,231
3,316		Audacy, Inc.#	46,424
1,322		Cumulus Media, Inc. - Class A#	182
172,500		Pinterest, Inc. - Class Aµ#	6,658,500
			20,724,037
		Consumer Discretionary (6.4%)
61,400		Amazon.com, Inc.µ#	14,374,354
30,000		Marriott International, Inc. - Class Aµ	7,914,900
294		Rite Aid Corp.#	294
			22,289,548
		Consumer Staples (1.6%)
34,000		Constellation Brands, Inc. - Class Aµ	5,679,360
		Energy (0.1%)
800		Cheniere Energy Partners LP	46,136
11,058		Energy Transfer LP~	199,487
3,970		Enterprise Products Partners LP~	123,030
			368,653
		Financials (7.0%)
15,500		Capital One Financial Corp.µ	3,332,500
69,000		Morgan Stanleyµ	9,829,740
137,000		Wells Fargo & Co.µ	11,046,310
			24,208,550
		Health Care (8.1%)
16,500		Danaher Corp.µ	3,253,140
42,000		Johnson & Johnsonµ	6,919,080
4,000		Thermo Fisher Scientific, Inc.µ	1,870,720
40,500		UnitedHealth Group, Inc.µ	10,107,180
63,500		Zimmer Biomet Holdings, Inc.~µ	5,819,775
			27,969,895
		Industrials (26.2%)
77,500		3M Co.µ	11,564,550
297,000	GBP	BAE Systems PLCµ	7,086,603
57,500		Boeing Co.µ#	12,755,800
80,500		Booz Allen Hamilton Holding Corp.µ	8,640,065
17,700		CACI International, Inc. - Class A#	8,152,089
123,500		Canadian Pacific Kansas City Ltd.~	9,083,425
12,000		Jacobs Solutions, Inc.µ	1,702,440
57,000		L3Harris Technologies, Inc.µ	15,664,740
15,500	EUR	Schneider Electric SE	4,011,295
39,800		Union Pacific Corp.µ	8,834,406
37,000		United Airlines Holdings, Inc.µ#	3,267,470
			90,762,883
		Information Technology (20.9%)
78,000		Coherent Corp.µ#	8,392,800
21,500		Fabrinetµ#	6,960,195
93,500		Flex Ltd.µ#	4,662,845
36,500		Microsoft Corp.~^	19,472,750
95,500		NVIDIA Corp.µ	16,986,585
45,500		Oracle Corp.µ	11,546,535
4,700		ServiceNow, Inc.µ#	4,432,664
			72,454,374
		Materials (3.0%)
7,000		Linde PLCµ	3,221,820
5,000		Sherwin-Williams Co.µ	1,654,400

See accompanying Notes to Schedule of Investments

12

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF SHARES		VALUE
175,000	Teck Resources Ltd. - Class B	$5,680,500
10,556,720
	Total Common Stocks (Cost $264,467,967)	275,014,020
Warrants (0.0%) #
Communication Services (0.0%)
586	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
97	Audacy Capital Corp.
	09/30/28, Strike $1.00	—
	Total Warrants (Cost $—)	—

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE

Exchange-Traded Purchased Options (1.4%) #
		Communication Services (0.1%)
370		Reddit, Inc.
5,941,830		Call, 08/01/25, Strike $160.00	$440,300

		Consumer Discretionary (0.0%)
307		Amazon.com, Inc.
7,187,177		Put, 08/01/25, Strike $212.50	17,806
		Energy (0.0%)
1,200		Williams Cos., Inc.
7,194,000		Call, 08/08/25, Strike $60.00	156,000
		Financials (0.0%)
270		Capital One Financial Corp.
5,805,000		Call, 08/01/25, Strike $222.50	2,025
		Health Care (0.3%)
410		Merck & Co., Inc.
3,202,920		Call, 08/01/25, Strike $85.00	1,025
405		UnitedHealth Group, Inc.
10,107,180		Put, 08/01/25, Strike $275.00	1,027,687
			1,028,712
		Industrials (0.6%)
9,250	EUR	Deutsche Lufthansa AG
6,909,750		Call, 03/20/26, Strike 6.00	1,905,375
570		L3Harris Technologies, Inc.
15,664,740		Put, 08/15/25, Strike $260.00	29,925
310		Waste Management, Inc.
7,103,960		Call, 08/15/25, Strike $230.00	108,500
			2,043,800
		Information Technology (0.2%)
185		Advanced Micro Devices, Inc.
3,261,735		Call, 08/08/25, Strike $190.00	64,288
290		Apple, Inc.
6,019,530		Call, 08/01/25, Strike $210.00	100,775
1,740		Bill Holdings, Inc.
7,455,900		Call, 09/19/25, Strike $55.00	178,350
245		Datadog, Inc.
3,429,510		Put, 08/08/25, Strike $135.00	99,838
245		Datadog, Inc.
3,429,510		Call, 08/08/25, Strike $150.00	69,825
630		Flex Ltd.
3,141,810		Call, 08/15/25, Strike $55.00	7,875
550		NVIDIA Corp.
9,782,850		Call, 08/01/25, Strike $182.50	14,300
455		Oracle Corp.
11,546,535		Put, 08/15/25, Strike $250.00	237,737
			772,988
		Materials (0.0%)
1,760		Teck Resources Ltd.
5,712,960		Call, 08/15/25, Strike $43.00	39,600
		Other (0.1%)
3,980		iShares 20+ Year Treasury Bond ETF
34,594,160		Put, 08/15/25, Strike $84.00	73,630
1,600		SPDR® S&P 500® ETF Trust
101,132,800		Put, 08/01/25, Strike $625.00	106,400
1,040		SPDR® S&P 500® ETF Trust
65,736,320		Call, 08/04/25, Strike $640.00	48,880
2,850		STMicroelectronics NV
7,247,550		Call, 08/15/25, Strike $35.00	7,125
			236,035
		Real Estate (0.1%)
700		GEO Group, Inc.
1,814,400		Call, 12/19/25, Strike $28.00	225,750
		Total Exchange-Traded Purchased Options
		(Cost $5,812,441)	4,963,016

PRINCIPAL
AMOUNT		VALUE

Common Stock (0.9%)
5,200	Spotify Technology SAµ#	$3,258,008

TOTAL INVESTMENTS (120.2%)
(Cost $408,551,107)		416,850,289

LIABILITIES, LESS OTHER ASSETS (-20.2%)		(70,128,673)

NET ASSETS (100.0%)		$346,721,616

NUMBER OF
SHARES		VALUE

Common Stocks Sold Short (-2.8%) #
	Industrials (-1.1%)
(23,000)	RTX Corp.	$(3,624,110)
	Information Technology (-1.7%)
(29,000)	Apple, Inc.	(6,019,530)
	Total Common Stocks Sold Short
	(Proceeds $9,051,213)	(9,643,640)

See accompanying Notes to Schedule of Investments

13

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

NUMBER OF
SHARES		VALUE

Exchange-Traded Funds Sold Short (-32.7%) #
	Other (-32.7%)
(142,000)	SPDR® S&P 500® ETF Trust	$(89,755,360)
(82,000)	VanEck Semiconductor ETF	(23,679,960)
		(113,435,320)
	Total Exchange-Traded Funds Sold Short
	(Proceeds $87,899,478)	(113,435,320)

TOTAL SECURITIES SOLD SHORT
(Proceeds $96,950,691)		(123,078,960)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE

Exchange-Traded Written Options (-2.5%) #
	Communication Services (-0.1%)
(370)	Reddit, Inc.
(5,941,830)	Call, 09/19/25, Strike $200.00	$(266,400)

	Energy (0.0%)
(1,200)	Williams Cos., Inc.
(7,194,000)	Put, 08/15/25, Strike $55.00	(33,000)

	Health Care (-0.1%)
(405)	UnitedHealth Group, Inc.
(10,107,180)	Put, 10/17/25, Strike $220.00	(291,600)
(405)	UnitedHealth Group, Inc.
(10,107,180)	Call, 09/19/25, Strike $450.00	(7,290)
		(298,890)
	Industrials (0.0%)
(570)	L3Harris Technologies, Inc.
(15,664,740)	Call, 09/19/25, Strike $300.00	(74,100)
(570)	L3Harris Technologies, Inc.
(15,664,740)	Put, 09/19/25, Strike $240.00	(32,775)
		(106,875)
	Information Technology (-0.8%)
(185)	Advanced Micro Devices, Inc.
(3,261,735)	Call, 08/01/25, Strike $180.00	(13,875)
(290)	Apple, Inc.
(6,019,530)	Call, 09/19/25, Strike $240.00	(27,550)
(1,740)	Bill Holdings, Inc.
(7,455,900)	Put, 08/15/25, Strike $42.50	(221,850)
(365)	Microsoft Corp.
(19,472,750)	Call, 08/15/25, Strike $490.00	(1,658,013)
(955)	NVIDIA Corp.
(16,986,585)	Call, 10/17/25, Strike $195.00	(627,912)
(230)	Oracle Corp.
(5,836,710)	Call, 09/19/25, Strike $290.00	(127,650)
(455)	Oracle Corp.
(11,546,535)	Put, 08/15/25, Strike $230.00	(45,955)
(185)	Palo Alto Networks, Inc.
(3,211,600)	Call, 09/19/25, Strike $180.00	(139,675)
(47)	ServiceNow, Inc.
(4,432,664)	Put, 09/19/25, Strike $800.00	(24,910)
		(2,887,390)
	Other (-1.5%)
(700)	GEO Group, Inc.
(1,814,400)	Put, 08/15/25, Strike $24.00	(59,500)
(1,990)	iShares 20+ Year Treasury Bond ETF
(17,297,080)	Put, 08/15/25, Strike $81.00	(8,955)
(850)	SPDR® S&P 500® ETF Trust
(53,726,800)	Call, 08/15/25, Strike $600.00	(2,883,200)
(1,600)	SPDR® S&P 500® ETF Trust
(101,132,800)	Call, 09/19/25, Strike $645.00	(1,132,800)
(2,400)	SPDR® S&P 500® ETF Trust
(151,699,200)	Put, 09/19/25, Strike $520.00	(226,800)
(2,850)	STMicroelectronics NV
(7,247,550)	Call, 09/19/25, Strike $40.00	(35,625)
(2,850)	STMicroelectronics NV
(7,247,550)	Put, 09/19/25, Strike $27.00	(634,125)
		(4,981,005)
	Total Exchange-Traded Written Options
	(Premium $5,207,643)	(8,573,560)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and securities sold short. The aggregate value of such securities is $66,547,427.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2025.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
!!	Restricted security - The Fund may own investment securities that have other legal or contractual limitations.

RESTRICTED SECURITY	Acquisition Date	Acquisition Cost
Rite Aid Corp.	09/04/2024	$20,451
Rite Aid Corp.	12/04/2024	18,573
Total		$39,024

¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
μ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $228,505,448.
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

14

Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2025 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATION
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of July 31, 2025 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$139,541	$—	$139,541
Corporate Bonds	—	110,939,184	—	110,939,184
Bank Loans	—	13,347,310	—	13,347,310
U.S. Government and Agency Securities	—	1,803,438	—	1,803,438
Preferred Stocks	7,385,772	—	—	7,385,772
Common Stocks	267,174,130	11,097,898	—	278,272,028
Warrants	—	—	—	—
Exchange-Traded Purchased Options	4,963,016	—	—	4,963,016
Total	$279,522,918	$137,327,371	$—	$416,850,289
Liabilities:
Common Stocks Sold Short	$9,643,640	$—	$—	$9,643,640
Exchange-Traded Funds Sold Short	113,435,320	—	—	113,435,320
Exchange-Traded Written Options	8,573,560	—	—	8,573,560
Total	$131,652,520	$—	$—	$131,652,520

See accompanying Notes to Schedule of Investments

15

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund (“CHI”), Calamos Convertible and High Income Fund (“CHY”), Calamos Strategic Total Return Fund (“CSQ”), Calamos Dynamic Convertible and Income Fund (“CCD”), Calamos Global Dynamic Income Fund (“CHW”), Calamos Global Total Return Fund (“CGO”), and Calamos Long/Short Equity & Dynamic Income Trust (“CPZ”) (each a “Fund”, and collectively, the “Funds”) were each organized as Delaware statutory trusts and are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, closed-end management investment company.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Funds is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Funds Valuation. Each Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of each Fund, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Funds' investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted policies and procedures to guide the determination of the net asset value (“NAV”) on any day on which each Fund's NAV is determined. The valuation of each Fund's investments is in accordance with these procedures.

Funds' securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Funds determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.